UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2007 – September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands, except for contracts)
September 30, 2007

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 99.3%	Shares/Par/
CONSUMER DISCRETIONARY - 5.7%	Contracts (q)	Value
Apollo Group Inc. - Class A (b) (c)	56	$ 3,384
AutoZone Inc. (b) (c)	33	3,822
Coach Inc. (c)	96	4,526
Expedia Inc. (b) (c)	160	5,096
Family Dollar Stores Inc. (b)	125	3,330
Nike Inc. - Class B (b)	127	7,477
		27,635
CONSUMER STAPLES - 2.8%
Diageo Plc	352	7,744
PepsiCo Inc.	82	5,979
		13,723
ENERGY - 5.0%
Exxon Mobil Corp.	48	4,474
Marathon Oil Corp.	153	8,728
National Oilwell Varco Inc. (c)	29	4,191
Occidental Petroleum Corp.	103	6,598
		23,991
FINANCIALS - 7.6%
Ameriprise Financial Inc.	78	4,945
Chubb Corp.	65	3,488
Goldman Sachs Group Inc.	65	14,140
Prudential Financial Inc.	110	10,737
Travelers Cos. Inc.	67	3,391
		36,701
HEALTH CARE - 18.0%
AmerisourceBergen Corp.	81	3,654
Baxter International Inc.	168	9,479
Biogen Idec Inc. (c)	56	3,714
Coventry Health Care Inc. (c)	81	5,029
Express Scripts Inc. (c)	105	5,884
McKesson Corp.	154	9,082
Medco Health Solutions Inc. (c)	84	7,577
Merck & Co. Inc.	139	7,195
Roche Holding AG	19	3,491
Schering-Plough Corp.	186	5,871
Shire Plc	211	5,188
Teva Pharmaceutical Industries Ltd. - ADR	82	3,647
UnitedHealth Group Inc. (b)	168	8,116
WellPoint Inc. (c)	118	9,343
		87,270
INDUSTRIALS - 18.0%
3M Corp.	50	4,679
ABB Ltd.	447	11,784
Boeing Co.	112	11,801
Chicago Bridge & Iron Co. NV - ADR	133	5,740

Fluor Corp. (b)	36	5,111
General Dynamics Corp.	79	6,676
Honeywell International Inc.	119	7,103
Lockheed Martin Corp.	160	17,321
McDermott International Inc. (c)	151	8,186
Raytheon Co.	135	8,625
		87,026
INFORMATION TECHNOLOGY - 32.6%
Accenture Ltd.	353	14,216
Apple Inc. (c)	83	12,698
Applied Materials Inc.	169	3,492
Avnet Inc. (c)	96	3,808
BMC Software Inc. (b) (c)	159	4,972
Cisco Systems Inc. (c)	686	22,721
Dell Inc. (c)	279	7,696
eBay Inc. (c)	99	3,868
EMC Corp. (c)	187	3,886
Google Inc. - Class A (c)	9	5,044
Hewlett-Packard Co.	440	21,883
International Business Machines Corp. (b)	58	6,825
Juniper Networks Inc. (b) (c)	129	4,728
KLA-Tencor Corp. (b)	59	3,293
McAfee Inc. (c)	104	3,614
MEMC Electronic Materials Inc. (c)	62	3,649
Microsoft Corp. (b)	336	9,903
Nokia Oyj - Class A - ADR	253	9,595
Nvidia Corp. (c)	102	3,696
Oracle Corp. (c)	371	8,041
		157,628
MATERIALS - 3.6%
Freeport-McMoRan Copper & Gold Inc. (b)	53	5,565
Rio Tinto Plc - ADR (b)	18	6,025
Syngenta AG	26	5,629
		17,219
TELECOMMUNICATION SERVICES - 5.2%
America Movil SA de CV - Class L - ADR	232	14,831
China Mobile Ltd.	634	10,382
		25,213
UTILITIES - 0.8%
NRG Energy Inc. (b) (c)	91	3,843

Total Common Stocks (cost $392,886)		480,249

SHORT TERM INVESTMENTS - 10.7%
Mutual Funds - 0.5%
JNL Money Market Fund, 5.07% (a) (h)	2,583	2,583

Securities Lending Collateral - 10.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	49,004	49,004

Total Short Term Investments (cost $51,587)		51,587

Total Investments - 110.0% (cost $444,473)		531,836
Other Assets and Liabilities, Net - (10.0%)		(48,269)
Total Net Assets - 100%		$ 483,567

JNL/AIM Real Estate Fund
COMMON STOCKS - 91.8%
CONSUMER DISCRETIONARY - 1.9%
Goldcrest Co. Ltd.	21	$ 969
Home Inns & Hotels Management Inc. (b) (c)	5	181
Starwood Hotels & Resorts Worldwide Inc.	65	3,961
		5,111
FINANCIALS - 89.9%
AEON Mall Co. Ltd.	12	376
Alexandria Real Estate Equities Inc. (b)	73	7,046
AMB Property Corp. (b)	7	413
Archstone-Smith Trust	58	3,500
AvalonBay Communities Inc.	54	6,340
Big Yellow Group Plc	12	118
Boardwalk Real Estate Investment Trust (b)	9	409
Brandywine Realty Trust (b)	204	5,158
BRE Properties Inc. - Class A (b)	71	3,982
Camden Property Trust	115	7,408
Capital & Regional Plc	61	920
CapitaLand Ltd.	29	159
CBL & Associates Properties Inc. (b)	91	3,176
China Resources Land Ltd.	42	88
Citycon Oyj	26	168
Derwent Valley Holdings Plc	31	1,073
Developers Diversified Realty Corp. (b)	198	11,068
DiamondRock Hospitality Co. (b)	73	1,264
Digital Realty Trust Inc. (b)	97	3,813
Douglas Emmett Inc.	217	5,361
Equity Residential (b)	166	7,011
Essex Property Trust Inc. (b)	72	8,465
Federal Realty Investors Trust (b)	97	8,630
General Growth Properties Inc. (b)	237	12,703
Hang Lung Properties Ltd.	28	125
HCP Inc.	312	10,349
Health Care REIT Inc. (b)	40	1,770
Hongkong Land Holdings Ltd.	31	140
Host Hotels & Resorts Inc. (b)	543	12,180
Joint Corp.	13	355
Kerry Properties Ltd.	15	115
Kimco Realty Corp. (b)	227	10,281
Land Securities Group Plc	12	410
Macerich Co. (b)	119	10,448
Norwegian Property ASA	19	227
Prologis (b)	287	19,028

Public Storage Inc. (b)	131	10,295
Regal Real Estate Investment Trust	621	194
Shaftesbury Plc	21	213
Simon Property Group Inc. (b)	207	20,669
SL Green Realty Corp. (b)	130	15,122
Unibail SA	5	1,261
Unite Group Plc	22	161
Ventas Inc. (b)	272	11,257
Vornado Realty Trust	113	12,346
Washington Real Estate Investment Trust (b)	42	1,380
		236,975

Total Common Stocks (cost $240,555)		242,086

PREFERRED STOCKS - 3.5%
FINANCIALS - 3.5%
Ashford Hospitality Trust Inc., 8.45%, 07/18/12	12	273
BioMed Realty Trust, 7.38%, 01/18/12 (b)	35	802
BRE Properties Inc., 6.75%, 03/15/09	7	157
Developers Diversified Realty Corp., 7.38% (callable at 25 beginning 07/28/08) (b) (p)	11	255
Duke Realty Corp., 6.50%, Series K (callable at 25 beginning 02/13/09) (b) (p)	17	378
Duke Realty Corp., 6.63%, Series J (callable at 25 beginning 08/25/08) (p)	8	177
Duke Realty Corp., 7.25%, Series N (callable at 25 beginning 06/30/11) (b) (p)	33	802
Entertainment Properties Trust (b)	6	126
Entertainment Properties Trust, Convertible Preferred, 5.75%, 12/31/49 Series C	46	1,005
Equity Residential Properties, 6.48%, Series N (callable at 25 beginning 06/19/08) (p)	7	150
First Industrial Realty Trust Inc., 7.25%, Series J (callable at 25 beginning 01/15/11) (p)	17	408
Gramercy Capital Corp., 8.13%, Series A (callable at 25 beginning 04/18/12) (p)	27	610
Hersha Hospitality Trust, 8.00%, Series A (callable at 25 beginning 08/05/10) (p)	4	97
HRPT Properties Trust, Convertible Preferred, 6.50%, 12/31/49 (b)	10	234
iStar Financial Inc., 7.88%, Series E (callable at 25 beginning 07/18/08) (p)	8	178
LaSalle Hotel Properties, 7.50%, Series D (callable at 25 beginning 08/24/10) (b) (p)	30	682
LaSalle Hotel Properties, 8.00%, Series E (callable at 25 beginning 02/08/11) (b) (p)	15	375
Lexington Realty Trust, 7.55%, 02/14/12	16	364
Public Storage Inc., 6.63%, 01/09/12	25	543
Public Storage Inc., 6.75%, Series L (callable at 25 beginning 10/20/11) (p)	20	447
Public Storage Inc., 7.25%, Series K (callable at 25 beginning 08/08/11) (p)	9	224
Realty Income Corp., 6.75%, Series E (callable at 25 beginning 12/07/11) (p)	15	357
Strategic Hotels & Resorts, 8.25%, Series C (callable at 25 beginning 05/17/11) (p)	12	273
Sunstone Hotel Investors Inc., 8.00%, Series A (callable at 25 beginning 03/17/10) (b) (p)	7	161
Vornado Realty Trust, 7.00%, Series E (callable at 25 beginning 08/20/09) (b) (p)	6	130

Total Preferred Stocks (cost $9,928)		9,208

WARRANTS - 0.0%
China Overseas Land & Investment Ltd. - Warrants	6	4

Total Warrants (cost $0)		4

SHORT TERM INVESTMENTS - 28.8%

Mutual Funds - 4.1%
JNL Money Market Fund, 5.07% (a) (h)	10,887	10,887

Securities Lending Collateral - 24.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	65,226	65,226

Total Short Term Investments (cost $76,113)		76,113

Total Investments - 124.1% (cost $326,596)		327,411
Other Assets and Liabilities, Net - (24.1%)		(63,538)
Total Net Assets - 100%		$ 263,873

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 11.4%
Choice Hotels International Inc. (b)	11	$ 404
DeVry Inc.	15	561
Dick's Sporting Goods Inc. (c)	6	380
DSW Inc. (b) (c)	13	317
HOT Topic Inc. (c)	49	366
Interface Inc.	31	556
Jack in the Box Inc. (c)	7	448
Jackson Hewitt Tax Service Inc. (b)	10	282
Live Nation Inc. (b) (c)	19	403
Marvel Entertainment Inc. (b) (c)	17	406
National CineMedia Inc.	13	287
PF Chang's China Bistro Inc. (b) (c)	12	370
Shutterfly Inc. (c)	14	450
Strayer Education Inc.	3	517
Tempur-Pedic International Inc. (b)	12	432
Tenneco Automotive Inc. (c)	18	563
Warnaco Group Inc. (c)	14	544
Zumiez Inc. (b) (c)	14	632
		7,918
CONSUMER STAPLES - 3.2%
Church & Dwight Co. Inc. (b)	14	652
Longs Drug Stores Corp.	12	591
Performance Food Group Co. (c)	18	532
Ralcorp Holdings Inc. (c)	9	483
		2,258
ENERGY - 6.9%
Arena Resources Inc. (c)	7	447
Bill Barrett Corp. (b) (c)	15	573
Carrizo Oil & Gas Inc. (c)	13	581
Core Laboratories NV (c)	6	730
Dril-Quip Inc. (b) (c)	12	600
FMC Technologies Inc. (c)	14	834
Unit Corp. (c)	13	628
Whiting Petroleum Corp. (c)	10	436
		4,829

FINANCIALS - 7.7%
Affiliated Managers Group Inc. (b) (c)	7	861
BioMed Realty Trust Inc.	21	514
East West Bancorp Inc.	7	245
Greenhill & Co. Inc. (b)	8	516
HCC Insurance Holdings Inc.	15	432
National Financial Partners Corp. (b)	11	594
ProAssurance Corp. (c)	10	525
Security Capital Assurance Ltd.	21	470
SVB Financial Group (b) (c)	12	581
Texas Capital Bancshares Inc. (c)	15	328
UCBH Holdings Inc. (b)	19	338
		5,404
HEALTH CARE - 18.4%
Accuray Inc. (c)	3	52
AMAG Pharmaceuticals Inc. (b) (c)	4	237
Athenahealth Inc. (b) (c)	2	57
BioMarin Pharmaceutical Inc. (b) (c)	20	496
Cepheid Inc. (b) (c)	14	312
Chemed Corp.	10	628
Eclipsys Corp. (b) (c)	28	649
Gen-Probe Inc. (c)	8	554
Human Genome Sciences Inc. (b) (c)	25	256
inVentiv Health Inc. (c)	15	670
Kyphon Inc. (b) (c)	8	540
LifePoint Hospitals Inc. (c)	16	494
Magellan Health Services Inc. (c)	11	441
Medicines Co. (c)	19	335
Medics Pharmaceutical Corp. (b)	15	451
Mentor Corp. (b)	10	472
MGI Pharma Inc. (c)	13	372
Myriad Genetics Inc. (b) (c)	14	722
NuVasive Inc. (b) (c)	17	617
Palomar Medical Technologies Inc. (c)	5	152
Parexel International Corp. (c)	14	567
Pediatrix Medical Group Inc. (c)	8	554
Santarus Inc. (b) (c)	22	59
Sciele Pharma Inc. (b) (c)	22	563
United Therapeutics Corp. (b) (c)	10	654
Varian Inc. (c)	12	739
VCA Antech Inc. (c)	16	648
Wright Medical Group Inc. (c)	20	539
		12,830
INDUSTRIALS - 15.4%
Acuity Brands Inc. (b)	6	322
Advisory Board Co. (c)	6	329
American Commercial Lines Inc. (b) (c)	17	393
Bucyrus International Inc. - Class A (b)	12	841
Ceradyne Inc. (c)	9	690
CoStar Group Inc. (b) (c)	11	603

Dynamic Materials Corp. (b)	11	535
Forward Air Corp. (b)	15	433
Fuel Tech Inc. (b) (c)	7	161
General Cable Corp. (b) (c)	13	859
HUB Group Inc. - Class A (c)	16	479
Knight Transportation Inc. (b)	29	499
Korn/Ferry International (c)	27	441
Pike Electric Corp. (b) (c)	32	598
Regal-Beloit Corp. (b)	10	471
Tetra Tech Inc. (b) (c)	28	596
Thomas & Betts Corp. (c)	9	538
TransDigm Group Inc. (c)	15	693
United Industrial Corp. (b)	5	413
Wabtec Corp.	14	512
WESCO International Inc. (b) (c)	8	357
		10,763
INFORMATION TECHNOLOGY - 28.3%
Ansoft Corp. (c)	12	403
Ansys Inc. (c)	24	807
Blackboard Inc. (b) (c)	19	849
C-COR Inc. (b) (c)	35	396
Cirrus Logic Inc. (c)	65	416
Cogent Inc. (b) (c)	36	568
Coherent Inc. (c)	17	531
DealerTrack Holdings Inc. (b) (c)	14	592
Diodes Inc. (b) (c)	21	686
Emulex Corp. (b) (c)	29	548
Euronet Worldwide Inc. (b) (c)	23	681
F5 Networks Inc. (c)	18	685
FormFactor Inc. (b) (c)	11	487
Global Payments Inc.	9	376
Informatica Corp. (c)	49	777
ION Geophysical Corp. (b) (c)	32	437
JDA Software Group Inc. (c)	24	500
Lawson Software Inc. (c)	69	690
Manhattan Associates Inc. (c)	17	476
Micros Systems Inc. (b) (c)	12	775
Microsemi Corp. (b) (c)	26	715
Nice Systems Ltd. - ADR (c)	18	644
Omniture Inc. (b) (c)	9	280
Orbotech Ltd. (c)	13	273
Polycom Inc. (c)	14	368
Power Integrations Inc. (c)	21	625
Silicon Laboratories Inc. (c)	15	641
SiRF Technology Holdings Inc. (b) (c)	14	300
Syntel Inc. (b)	10	425
Tech Data Corp. (c)	13	525
Tessera Technologies Inc. (c)	15	577
THQ Inc. (b) (c)	20	497
Trimble Navigation Ltd. (c)	18	716

ValueClick Inc. (b) (c)	25	564
Varian Semiconductor Equipment Associates Inc. (c)	18	986
		19,816
MATERIALS - 3.4%
Carpenter Technology Corp.	6	795
Eagle Materials Inc. (b)	14	490
Grief Inc.	10	592
Texas Industries Inc.	7	535
		2,412
TELECOMMUNICATION SERVICES - 3.2%
Dobson Communications Corp. (c)	57	726
NeuStar Inc. - Class A (b) (c)	17	594
SBA Communications Corp. (b) (c)	26	904
		2,224
UTILITIES - 0.6%
ITC Holdings Corp. (b)	9	433

Total Common Stocks (cost $56,237)		68,887

SHORT TERM INVESTMENTS - 36.3%
Mutual Funds - 1.5%
JNL Money Market Fund, 5.07% (a) (h)	1,059	1,059

Securities Lending Collateral - 34.8%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	24,352	24,352

Total Short Term Investments (cost $25,411)		25,411

Total Investments - 134.8% (cost $81,648)		94,298
Other Assets and Liabilities, Net - (34.8%)		(24,361)
Total Net Assets - 100%		$ 69,937

JNL/Credit Suisse Global Natural Resources Fund
COMMON STOCKS - 93.2%
ENERGY - 23.4%
Acergy SA (b)	135	$ 4,014
BP Plc	330	3,832
C.A.T. Oil AG (c)	86	2,201
Cairn Energy Plc (c)	15	647
Cameco Corp.	76	3,506
Canadian Natural Resources Ltd.	47	3,570
Canoro Resources Ltd. (c)	82	83
DET Norske Oljeselskap (b) (c)	1,700	3,532
Devon Energy Corp.	38	3,162
Exxon Mobil Corp.	54	4,951
Falcon Oil & Gas Ltd. (c)	240	140
Hess Corp.	33	2,195
KazMunaiGas Exploration Production	205	4,917
Nexen Inc.	124	3,789
OPTI Canada Inc. (c)	136	2,546

Petroleo Brasileiro SA - ADR	40	3,020
Sevan Marine ASA (c)	330	3,438
Southwestern Energy Co. (c)	52	2,176
Statoil ASA	119	4,056
Suncor Energy Inc.	32	3,039
Urals Energy Public Co. Ltd. (c)	106	599
XTO Energy Inc.	48	2,937
		62,350
INDUSTRIALS - 2.7%
Aker Kvaerner ASA	222	7,073

MATERIALS - 67.1%
Air Products & Chemicals Inc.	32	3,123
Alcan Inc.	35	3,492
Alcoa Inc.	165	6,455
Alumina Ltd.	1,000	6,336
Anglo American Plc	82	5,518
ArcelorMittal	137	10,813
Banro Corp. (c)	73	920
Barrick Gold Corp.	84	3,384
Bayer AG (b)	65	5,174
BHP Billiton Plc	703	25,170
Companhia Vale do Rio Doce - ADR	60	2,036
First Quantum Minerals Ltd.	84	8,242
Givaudan	3	3,004
Goldcorp Inc.	138	4,218
Impala Platinum Holdings Ltd.	112	3,902
International Paper Co.	366	13,128
MagIndustries Corp. (c)	760	1,146
Metorex Ltd. (c)	790	3,182
Mittal Steel Co. NV	200	3,979
Mondi Plc	480	4,567
Nippon Steel Corp.	1,208	8,695
Praxair Inc.	37	3,099
Rio Tinto Plc	203	17,560
Shin-Etsu Chemical Co. Ltd. (b)	39	2,729
Svenska Cellulosa AB	270	5,038
Teck Cominco Ltd. (b)	118	5,602
Umicore	19	4,421
UPM-Kymmene Oyj	200	4,837
Xstrata Plc	134	8,894
		178,664

Total Common Stocks (cost $214,421)		248,087

SHORT TERM INVESTMENTS - 9.0%
Mutual Funds - 4.6%
JNL Money Market Fund, 5.07% (a) (h)	12,212	12,212

Securities Lending Collateral - 4.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	11,746	11,746

Total Short Term Investments (cost $23,958)		23,958

Total Investments - 102.2% (cost $238,379)		272,045
Other Assets and Liabilities, Net - (2.2%)		(5,954)
Total Net Assets - 100%		$ 266,091

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 114.4%
CONSUMER DISCRETIONARY - 12.0%
Amazon.com Inc. (c)	1	$ 56
American Greetings Corp.	6	166
Best Buy Co. Inc.	5	212
Big Lots Inc. (c)	3	93
Coach Inc. (c)	8	364
DirecTV Group Inc. (c)	19	461
Eastman Kodak Co.	10	262
EchoStar Communications Corp. (c)	7	346
General Motors Corp.	9	323
Hasbro Inc.	12	343
J.C. Penney Co. Inc.	2	95
Johnson Controls Inc.	1	130
Kohl's Corp. (c) (n)	5	298
Mattel Inc.	9	209
McGraw-Hill Cos. Inc.	9	463
News Corp. Inc. - Class A	18	398
Nike Inc. - Class B	7	411
Office Depot Inc. (c)	7	151
RadioShack Corp.	12	238
Regal Entertainment Group - Class A	14	316
Sherwin-Williams Co.	3	217
Staples Inc.	5	101
Time Warner Inc.	20	365
Walt Disney Co. (n)	15	498
Whirlpool Corp.	4	365
		6,881
CONSUMER STAPLES - 7.9%
Altria Group Inc.	2	111
Clorox Co.	3	152
Colgate-Palmolive Co.	8	571
Corn Products International Inc.	4	174
General Mills Inc.	3	168
Kellogg Co.	4	213
Kroger Co.	4	120
Loews Corp. - Carolina Group	5	411
Molson Coors Brewing Co.	4	429
Pepsi Bottling Group Inc.	11	420
PepsiCo Inc.	4	278
Procter & Gamble Co. (n)	8	556
Safeway Inc.	14	447
UST Inc.	8	407
Wal-Mart Stores Inc.	2	70
		4,527
ENERGY - 12.9%
Apache Corp.	1	117
Chevron Corp. (n)	12	1,095
Devon Energy Corp.	5	416
ENSCO International Inc.	7	410
Exxon Mobil Corp. (n)	19	1,711

Halliburton Co.	14	545
Hess Corp.	4	266
Marathon Oil Corp. (n)	10	582
Murphy Oil Corp.	7	482
National Oilwell Varco Inc. (c)	1	87
Noble Corp.	8	392
Occidental Petroleum Corp. (n)	10	641
Schlumberger Ltd.	1	137
Transocean Inc. (c)	1	136
Valero Energy Corp.	6	410
		7,427
FINANCIALS - 23.4%
ACE Ltd.	8	454
American International Group Inc.	16	1,108
Assurant Inc.	4	225
Bank of America Corp.	4	211
Bank of New York Mellon Corp.	14	618
Capital One Financial Corp.	4	266
CB Richard Ellis Group Inc. - Class A (c)	14	384
Charles Schwab Corp.	5	117
CIT Group Inc.	3	133
Citigroup Inc. (n)	23	1,050
Countrywide Financial Corp.	4	67
Endurance Specialty Holdings Ltd.	8	312
First Marblehead Corp.	3	114
Franklin Resources Inc.	2	191
Freddie Mac (n)	1	53
Genworth Financial Inc. - Class A	4	123
Goldman Sachs Group Inc.	1	173
Hartford Financial Services Group Inc. (n)	5	444
Jones Lang LaSalle Inc.	3	339
JPMorgan Chase & Co. (n)	22	1,026
Lehman Brothers Holdings Inc.	2	99
Lincoln National Corp.	2	132
Loews Corp.	10	464
Merrill Lynch & Co. Inc. (n)	9	613
Moody's Corp.	8	378
Morgan Stanley (n)	10	643
Northern Trust Corp.	7	477
Prudential Financial Inc.	6	615
SLM Corp.	3	154
State Street Corp.	8	532
Torchmark Corp.	3	174
Travelers Cos. Inc.	2	121
Washington Mutual Inc.	8	290
Wells Fargo & Co. (n)	24	866
XL Capital Ltd. - Class A	6	467
		13,433
HEALTH CARE - 13.9%
Aetna Inc. (n)	10	543

Amgen Inc. (c) (n)	2	102
Baxter International Inc.	10	540
Becton Dickinson & Co. (n)	2	139
Bristol-Myers Squibb Co.	17	484
Coventry Health Care Inc. (c)	7	454
Eli Lilly & Co.	5	279
Forest Laboratories Inc. (c)	11	403
Humana Inc. (c)	7	468
Johnson & Johnson (n)	13	880
King Pharmaceuticals Inc. (c)	10	113
Medtronic Inc.	2	118
Merck & Co. Inc.	6	289
Pfizer Inc. (n)	22	542
Schering-Plough Corp.	19	601
UnitedHealth Group Inc. (n)	14	655
Waters Corp. (c)	6	408
Watson Pharmaceuticals Inc. (c)	12	399
WellCare Health Plans Inc. (c)	1	148
WellPoint Inc. (c)	4	284
Wyeth	3	125
		7,974
INDUSTRIALS - 12.0%
3M Corp.	7	664
Boeing Co. (n)	7	755
Caterpillar Inc.	1	102
CSX Corp.	5	192
Cummins Inc.	4	499
Deluxe Corp.	3	122
Dover Corp.	1	56
Eaton Corp.	4	357
FedEx Corp. (n)	5	492
Fluor Corp.	1	202
Honeywell International Inc.	8	470
ITT Corp.	2	102
Lockheed Martin Corp.	2	239
Raytheon Co.	8	511
Robert Half International Inc.	8	224
Rockwell Automation Inc.	6	417
Rockwell Collins Inc.	5	373
Steelcase Inc.	12	214
Tyco International Ltd.	11	469
Union Pacific Corp.	4	452
		6,912
INFORMATION TECHNOLOGY - 19.4%
Apple Inc. (c) (n)	4	568
Autodesk Inc. (c)	10	480
BMC Software Inc. (c)	7	222
Cisco Systems Inc. (c) (n)	25	815
Cognizant Technology Solutions Corp. (c)	6	447
Computer Sciences Corp. (c)	2	112

Corning Inc.	3	74
Dell Inc. (c) (n)	11	298
Electronic Data Systems Corp.	19	417
Google Inc. - Class A (c)	1	681
Hewlett-Packard Co. (n)	14	672
Intel Corp. (n)	40	1,024
Intuit Inc. (c)	4	133
Juniper Networks Inc. (c)	2	59
Lexmark International Inc. (c)	3	112
Linear Technology Corp.	10	336
Maxim Integrated Products Inc.	9	267
MEMC Electronic Materials Inc. (c)	4	212
Microsoft Corp. (n)	47	1,392
Network Appliance Inc. (c)	13	347
Nvidia Corp. (c)	5	174
QLogic Corp. (c)	21	288
QUALCOMM Inc.	17	706
Symantec Corp. (c)	10	186
Tektronix Inc.	4	117
Teradyne Inc. (c)	19	259
Texas Instruments Inc.	11	410
Western Union Co.	15	304
		11,112
MATERIALS - 4.5%
Allegheny Technologies Inc.	1	154
Ashland Inc. (n)	3	151
Dow Chemical Co.	3	108
Freeport-McMoRan Copper & Gold Inc.	5	483
Hercules Inc.	4	90
International Flavors & Fragrances Inc.	8	433
International Paper Co.	11	395
Monsanto Co.	8	677
Nucor Corp.	2	119
		2,610
TELECOMMUNICATION SERVICES - 5.0%
AT&T Inc. (n)	33	1,409
Qwest Communications International Inc. (c)	48	435
Sprint Nextel Corp.	6	120
Verizon Communications Inc. (n)	21	925
		2,889
UTILITIES - 3.4%
Constellation Energy Group Inc.	4	300
Edison International Inc.	7	388
FirstEnergy Corp.	4	228
FPL Group Inc.	1	85
PG&E Corp.	10	468
Public Service Enterprise Group Inc.	5	476
		1,945

Total Common Stocks (cost $62,948)		65,710

INVESTMENT FUNDS - 3.7%
SPDR Trust Series 1	14	2,122

Total Investment Funds (cost $2,085)		2,122

SHORT TERM INVESTMENTS - 0.6%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.07% (a) (h)	372	372

Total Short Term Investments (cost $372)		372

Total Investments - 118.7% (cost $65,405)		68,204
Securities Sold Short, Net – (18.7%)		(10,762)
Other Assets and Liabilities, Net - 0.0%		31
Total Net Assets - 100%		$ 57,473

Securities Sold Short - 18.7%
COMMON STOCKS - 18.7%
CONSUMER DISCRETIONARY - 4.8%
Clear Channel Communications Inc.	8	$ 296
DR Horton Inc.	22	282
Fortune Brands Inc.	1	49
KB Home	11	271
Lennar Corp.	12	263
McClatchy Co. - Class A	11	224
MDC Holdings Inc.	1	49
New York Times Co. - Class A	15	294
Pulte Homes Inc.	8	112
R.H. Donnelley Corp.	1	50
Service Corp. International	8	99
Starwood Hotels & Resorts Worldwide Inc.	5	286
Tribune Co.	11	295
XM Satellite Radio Holdings Inc. - Class A	13	189
		2,759
CONSUMER STAPLES - 0.5%
Constellation Brands Inc. - Class A	4	102
Whole Foods Market Inc.	4	196
		298
ENERGY - 1.0%
Cheniere Energy Inc.	9	341
Spectra Energy Corp.	9	213
		554
FINANCIALS - 2.8%
Capitol Federal Financial	7	229
First Horizon National Corp.	11	293
Forest City Enterprises Inc. - Class A	2	132
Leucadia National Corp.	8	381
Progressive Corp.	17	328
Sovereign Bancorp Inc.	16	275

		1,638
HEALTH CARE - 1.1%
Brookdale Senior Living Inc.	9	347
Manor Care Inc.	5	296
		643
INDUSTRIALS - 0.4%
Pitney Bowes Inc.	3	123
USG Corp.	3	97
		220
INFORMATION TECHNOLOGY - 3.5%
Advanced Micro Devices Inc.	29	379
Andrew Corp.	4	51
CA Inc.	6	165
Ciena Corp.	5	190
JDS Uniphase Corp.	11	168
Micron Technology Inc.	24	269
Motorola Inc.	24	441
Rambus Inc.	6	118
Unisys Corp.	7	48
Xerox Corp.	10	173
		2,002
MATERIALS - 2.4%
Bowater Inc.	4	63
Lyondell Chemical Co.	4	176
Newmont Mining Corp.	10	425
Scotts Miracle-Gro Co.	2	94
Temple-Inland Inc.	6	316
Weyerhaeuser Co.	4	323
		1,397
TELECOMMUNICATION SERVICES - 1.2%
Citizens Communications Co.	24	338
Windstream Corp.	25	350
		688
UTILITIES - 1.0%
CMS Energy Corp.	6	104
TXU Corp.	7	459
		563

Total Common Stocks Sold Short - 18.7% (proceeds $11,414)		$ 10,762

JNL/Eagle Core Equity Fund
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 7.6%
McDonald's Corp.	79	$ 4,304
Omnicom Group Inc.	93	4,451
Viacom Inc. - Class B (c)	69	2,674
		11,429
CONSUMER STAPLES - 7.0%
CVS Corp.	144	5,720
Kimberly-Clark Corp. (b)	40	2,810

Wal-Mart Stores Inc.	43	1,886
		10,416
ENERGY - 2.0%
BP Plc - ADR	42	2,920

FINANCIALS - 26.1%
American Express Co.	49	2,932
American International Group Inc.	100	6,784
Bank of America Corp.	124	6,224
Citigroup Inc.	113	5,280
Freddie Mac	67	3,956
Goldman Sachs Group Inc.	17	3,686
State Street Corp.	44	2,970
Wachovia Corp.	145	7,261
		39,093
HEALTH CARE - 16.7%
Boston Scientific Corp. (c)	164	2,284
Covidien Ltd.	23	962
Genzyme Corp. (c)	80	4,929
Johnson & Johnson	70	4,631
Pfizer Inc.	249	6,079
Wyeth	60	2,655
Zimmer Holdings Inc. (c)	42	3,393
		24,933
INDUSTRIALS - 17.5%
General Electric Corp.	212	8,785
Tyco Electronics Ltd.	23	821
Tyco International Ltd.	63	2,781
United Parcel Service Inc. - Class B	40	2,973
United Technologies Corp.	77	6,178
Waste Management Inc.	123	4,628
		26,166
INFORMATION TECHNOLOGY - 12.5%
Applied Materials Inc.	157	3,245
Microsoft Corp.	207	6,103
Motorola Inc.	263	4,868
Oracle Corp. (c)	213	4,619
		18,835
TELECOMMUNICATION SERVICES - 3.6%
Sprint Nextel Corp.	286	5,433

Total Common Stocks (cost $128,679)		139,225

WARRANTS - 0.0%
Raytheon Co.	1	33

Total Warrants (cost $0)		33

SHORT TERM INVESTMENTS - 8.9%
Mutual Funds - 7.0%

JNL Money Market Fund, 5.07% (a) (h)	10,387	10,387

Securities Lending Collateral - 1.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	2,879	2,879

Total Short Term Investments (cost $13,266)		13,266

Total Investments - 101.9% (cost $141,945)		152,524
Other Assets and Liabilities, Net - (1.9%)		(2,841)
Total Net Assets - 100%		$ 149,683

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 98.1%
CONSUMER DISCRETIONARY - 13.8%
BJ's Restaurants Inc. (b) (c)	145	$ 3,049
Carter's Inc. (b) (c)	111	2,214
Entravision Communications Corp. (b) (c)	345	3,183
Genesco Inc. (b) (c)	47	2,154
Pool Corp. (b)	55	1,363
Red Robin Gourmet Burgers Inc. (b) (c)	62	2,649
U.S. Auto Parts Network Inc. (c)	88	764
Universal Electronics Inc. (b) (c)	232	7,537
Vail Resorts Inc. (b) (c)	52	3,242
Volcom Inc. (b) (c)	159	6,758
WMS Industries Inc. (b) (c)	47	1,563
		34,476
CONSUMER STAPLES - 0.6%
Physicians Formula Holdings Inc. (c)	137	1,612

ENERGY - 3.0%
Core Laboratories NV (c)	31	4,007
Lufkin Industries Inc.	43	2,368
Tetra Technologies Inc. (b) (c)	60	1,261
		7,636
FINANCIALS - 9.1%
American Safety Insurance Holdings Ltd. (c)	61	1,214
Boston Private Financial Holdings Inc. (b)	49	1,363
Cash America International Inc. (b)	216	8,104
Cowen Group Inc. (c)	156	2,162
FCStone Group Inc. (b) (c)	110	3,539
First Mercury Financial Corp. (c)	82	1,774
Greenhill & Co. Inc. (b)	29	1,748
Investment Technology Group Inc. (b) (c)	68	2,911
		22,815
HEALTH CARE - 18.8%
American Medical Systems Holdings Inc. (b) (c)	244	4,131
Animal Health International Inc. (c)	153	1,698
Arrow International Inc. (b)	137	6,229
Centene Corp. (b) (c)	86	1,846
Cubist Pharmaceuticals Inc. (b) (c)	67	1,414

Cutera Inc. (b) (c)	149	3,914
Eclipsys Corp. (b) (c)	325	7,582
Icon Plc - ADR (c)	66	3,392
Matria Healthcare Inc. (b) (c)	67	1,743
MWI Veterinary Supply Inc. (b) (c)	35	1,338
Myriad Genetics Inc. (b) (c)	31	1,639
Respironics Inc. (c)	81	3,906
SurModics Inc. (b) (c)	60	2,958
Thoratec Corp. (b) (c)	193	4,003
Vital Images Inc. (b) (c)	69	1,341
		47,134
INDUSTRIALS - 22.4%
Actuant Corp. - Class A (b)	68	4,414
Ameron International Corp. (b)	57	6,018
Bucyrus International Inc. - Class A (b)	74	5,399
Corrections Corp. of America (b) (c)	137	3,581
General Cable Corp. (b) (c)	71	4,751
Geo Group Inc. (b) (c)	96	2,849
Global Cash Access Inc. (b) (c)	324	3,435
Kaydon Corp. (b)	81	4,222
Quanta Services Inc. (b) (c)	139	3,687
RBC Bearings Inc. (b) (c)	32	1,219
School Specialty Inc. (b) (c)	85	2,961
Titan International Inc. (b)	251	8,005
Waste Connections Inc. (b) (c)	172	5,464
		56,005
INFORMATION TECHNOLOGY - 22.3%
Advanced Energy Industries Inc. (b) (c)	96	1,446
Ansys Inc. (b) (c)	145	4,970
Avid Technology Inc. (b) (c)	69	1,878
CNET Networks Inc. (b) (c)	427	3,184
Coherent Inc. (b) (c)	199	6,384
Dolby Laboratories Inc. - Class A (c)	108	3,776
Eagle Test Systems Inc. (b) (c)	98	1,260
EMS Technologies Inc. (c)	107	2,616
Factset Research Systems Inc. (b)	60	4,133
Greenfield Online Inc. (c)	125	1,904
Internet Capital Group Inc. (b) (c)	153	1,833
Ixia (b) (c)	195	1,705
OYO Geospace Corp. (b) (c)	121	11,201
Quality Systems Inc.	33	1,199
Sirenza Microdevices Inc. (c)	45	786
Switch & Data Facilities Co. (c)	102	1,664
The9 Ltd. - ADR (b) (c)	83	2,864
TIBCO Software Inc. (c)	398	2,939
		55,742
MATERIALS - 8.1%
Claymont Steel Holdings Inc. (c)	90	1,818
Northwest Pipe Co. (c)	65	2,471
Quaker Chemical Corp.	62	1,450

Terra Industries Inc. (b) (c)	205	6,419
Texas Industries Inc. (b)	55	4,333
Zoltek Cos. Inc. (b) (c)	85	3,719
		20,210

Total Common Stocks (cost $202,707)		245,630

SHORT TERM INVESTMENTS - 40.4%
Mutual Funds - 3.6%
JNL Money Market Fund, 5.07% (a) (h)	9,113	9,113

Securities Lending Collateral - 36.8%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	92,118	92,118

Total Short Term Investments (cost $101,231)		101,231

Total Investments - 138.5% (cost $303,938)		346,861
Other Assets and Liabilities, Net - (38.5%)		(96,507)
Total Net Assets - 100%		$ 250,354

JNL/FI Balanced Fund
COMMON STOCKS - 61.6%
CONSUMER DISCRETIONARY - 5.0%
Adidas AG	2	$ 118
Advance Auto Parts Inc.	4	138
American Eagle Outfitters Inc.	-	5
AnnTaylor Stores Corp. (c)	3	95
Asbury Automotive Group Inc.	3	65
Beazer Homes USA Inc. (b)	7	58
Belo Corp.	5	82
Black & Decker Corp.	2	125
Brunswick Corp.	5	105
Build-A-Bear Workshop Inc. (c)	3	50
Callaway Golf Co.	7	110
Carriage Services Inc. (c)	5	38
Childrens Place Retail Stores Inc. (c)	5	119
Christopher & Banks Corp. (b)	5	57
Cinemark Holdings Inc.	2	28
Coachmen Industries Inc.	4	26
Collective Brands Inc. (c)	6	124
Comcast Corp. - Class A (c)	7	167
DaimlerChrysler AG	1	90
DCM Japan Holdings Co. Ltd.	8	58
Eastman Kodak Co. (b)	6	155
EchoStar Communications Corp. (c)	2	80
Ethan Allen Interiors Inc.	1	20
EW Scripps Co.	7	280
Family Dollar Stores Inc.	7	186
Foot Locker Inc.	2	29
Furniture Brands International Inc. (b)	6	60

GameStop Corp. - Class A (c)	4	214
GateHouse Media Inc.	2	24
General Motors Corp.	13	470
Gentex Corp.	3	69
Goodyear Tire & Rubber Co. (c)	3	76
Grupo Televisa SA - ADR	4	102
H&R Block Inc.	1	13
Harley-Davidson Inc.	1	42
Home Depot Inc.	2	65
IHOP Corp.	1	59
International Game Technology	1	26
J.C. Penney Co. Inc.	1	82
Lamar Advertising Co.	2	118
La-Z-Boy Inc. (b)	7	54
Liberty Global Inc. - Class A (c)	3	134
Live Nation Inc. (c)	21	454
LKQ Corp. (c)	2	77
MarineMax Inc. (c)	5	67
Mattel Inc.	3	70
McDonald's Corp.	12	672
MTR Gaming Group Inc. (c)	1	12
Naspers Ltd. - ADR	5	135
OfficeMax Inc.	4	123
OPAP SA	2	93
Pacific Sunwear of California Inc. (c)	10	143
PetSmart Inc.	4	140
Polaris Industries Inc.	1	26
Regal Entertainment Group - Class A	1	24
Regis Corp.	-	3
Renault SA	-	58
Retail Ventures Inc. (c)	6	60
R.H. Donnelley Corp. (c)	2	101
Ross Stores Inc.	5	118
Royal Caribbean Cruises Ltd.	3	98
Sears Holdings Corp. (c)	2	229
Select Comfort Corp. (c)	5	63
Service Corp. International	14	179
Snap-On Inc.	2	114
Standard-Pacific Corp. (b)	8	44
Stanley Works	1	79
Staples Inc.	10	223
Starbucks Corp. (c)	-	5
Starwood Hotels & Resorts Worldwide Inc.	1	61
Stewart Enterprises Inc. - Class A	21	160
Target Corp.	3	184
Time Warner Inc.	41	753
TJX Cos. Inc.	3	78
TRW Automotive Holdings Corp. (c)	2	48
Tuesday Morning Corp. (b)	7	59
Tween Brands Inc. (c)	4	139

Valassis Communications Inc. (c)	8	73
Whirlpool Corp.	3	223
Winnebago Industries Inc. (b)	2	55
WMS Industries Inc. (c)	6	194
		9,453
CONSUMER STAPLES - 3.6%
Altria Group Inc.	15	1,032
Anadolu Efes Biracilik Ve Malt Sanayii AS	2	21
Avon Products Inc.	9	353
BioMar Holding A/S	1	26
British American Tobacco Plc	4	140
Bunge Ltd.	2	215
Central Garden & Pet Co. - Class A (c)	15	136
Central Garden & Pet Co. (c)	12	106
Cermaq ASA	7	126
Chiquita Brands International Inc. (b) (c)	7	105
Corn Products International Inc.	7	299
Cott Corp. (c)	4	28
CVS Corp.	11	421
Fomento Economico Mexicano SA de CV - ADR	4	150
Global Bio-Chem Technology Group Co. Ltd.	104	40
Global Sweeteners Holdings Ltd. (c)	1	-
Japan Tobacco Inc.	-	148
Kroger Co.	-	6
Leroy Seafood Group ASA	5	121
McCormick & Co. Inc.	3	115
Nestle SA	-	137
PAN Fish ASA (c)	188	239
Pantry Inc. (c)	3	72
Performance Food Group Co. (c)	2	54
Procter & Gamble Co.	20	1,406
Remy Cointreau SA (b)	1	77
Rite Aid Corp. (b) (c)	23	108
Smithfield Foods Inc. (c)	3	79
SUPERVALU Inc.	4	142
Swedish Match AB	5	104
SYSCO Corp.	4	149
Tyson Foods Inc.	10	180
Walgreen Co.	3	132
Winn-Dixie Stores Inc. (c)	18	330
		6,797
ENERGY - 9.4%
Alpha Natural Resources Inc. (c)	5	120
Aurora Oil & Gas Corp. (c)	43	62
Baker Hughes Inc.	5	479
Cabot Oil & Gas Corp. - Class A	4	134
Cameron International Corp. (c)	2	194
Canadian Natural Resources Ltd.	2	145
Cheniere Energy Partners LP	1	9
Chesapeake Energy Corp.	7	233

Compagnie Generale de Geophysique SA (c)	1	39
Denbury Resources Inc. (c)	2	89
El Paso Corp.	1	19
EOG Resources Inc.	3	231
Evergreen Energy Inc. (b) (c)	22	111
Expro International Group Plc	6	116
Exterran Holdings Inc. (c)	3	256
FMC Technologies Inc. (c)	2	92
Forest Oil Corp. (c)	3	112
Foundation Coal Holdings Inc.	4	157
GlobalSantaFe Corp.	2	175
Goodrich Petroleum Corp. (b) (c)	2	67
Grant Prideco Inc. (c)	6	327
Halliburton Co.	-	12
Helix Energy Solutions Group Inc. (c)	3	110
International Coal Group Inc. (b) (c)	12	54
Kodiak Oil & Gas Corp. (c)	6	21
Mariner Energy Inc. (c)	6	128
Massey Energy Co.	1	24
NATCO Group Inc. (c)	1	77
National Oilwell Varco Inc. (c)	38	5,496
Newfield Exploration Co. (c)	1	43
Noble Corp.	5	226
Oceaneering International Inc. (c)	3	206
OPTI Canada Inc. (c)	4	67
Parker Drilling Co. (c)	9	70
Petrohawk Energy Corp. (b) (c)	7	108
Petroleum Development Corp. (c)	2	67
Plains Exploration & Production Co. (c)	3	128
Pride International Inc. (c)	20	731
Quicksilver Resources Inc. (b) (c)	6	268
Range Resources Corp.	9	376
Schlumberger Ltd.	4	431
Smith International Inc. (b)	18	1,257
Southwestern Energy Co. (c)	3	131
Suncor Energy Inc.	2	161
Superior Energy Services Inc. (c)	5	159
SXR Uranium One Inc. (c)	11	139
Tesoro Corp.	2	87
Transocean Inc. (c)	2	192
Ultra Petroleum Corp. (c)	6	354
Valero Energy Corp.	33	2,224
Weatherford International Ltd. (c)	15	1,021
W-H Energy Services Inc. (c)	2	140
Willbros Group Inc. (c)	1	41
Williams Cos. Inc.	6	187
XTO Energy Inc.	1	56
		17,959
FINANCIALS - 12.8%
ACE Ltd.	7	447

Advance America Cash Advance Centers Inc.	7	73
AFLAC Inc.	2	125
Alexandria Real Estate Equities Inc.	1	116
AMBAC Financial Group Inc.	1	38
American Campus Communities Inc.	1	21
American Express Co.	4	216
American Financial Realty Trust	6	47
American International Group Inc.	24	1,589
Ameriprise Financial Inc.	3	158
Annaly Capital Management Inc.	19	295
Ares Capital Corp.	16	262
Argo Group International Holdings Ltd. (c)	1	39
Aspen Insurance Holdings Ltd.	7	195
Assurant Inc.	4	200
Axis Capital Holdings Ltd.	1	35
Banco Bilbao Vizcaya Argentaria SA - ADR	6	130
Bank of America Corp.	38	1,886
Bank of Montreal	1	52
Bank of New York Mellon Corp.	12	524
BankUnited Financial Corp. - Class A	2	28
Bear Stearns Cos. Inc.	2	209
BRE Properties Inc. - Class A	1	45
Brookfield Properties Co.	1	17
CapitalSource Inc. (b)	4	77
CB Richard Ellis Group Inc. - Class A (c)	4	117
CBL & Associates Properties Inc.	1	21
Charles Schwab Corp.	5	97
Citigroup Inc.	33	1,525
Colonial BancGroup Inc.	6	136
Commerce Bancorp Inc.	6	237
Corporate Office Properties Trust SBI MD	-	4
Countrywide Financial Corp. (b)	12	237
Credit Suisse Group - ADR	2	133
Deutsche Boerse AG	1	136
Developers Diversified Realty Corp.	5	274
Discover Financial Services	5	96
Duke Realty Corp.	5	183
Education Realty Trust Inc.	2	22
EFG International	1	68
Endurance Specialty Holdings Ltd.	3	108
Fannie Mae	11	675
First Community Bancorp Inc.	2	115
FirstFed Financial Corp. (c)	-	10
FirstRand Ltd., TBA (g)	1	4
Fortress Investment Group LLC - Class A	5	108
Franklin Resources Inc.	3	421
Freddie Mac	8	469
Friedman Billings Ramsey Group Inc. - Class A (b)	4	18
General Growth Properties Inc.	4	209
Genpact Ltd. (c)	1	20

Goldman Sachs Group Inc.	2	360
Hanmi Financial Corp.	5	70
Hartford Financial Services Group Inc.	4	333
HCP Inc.	5	163
Healthcare Realty Trust Inc. (b)	3	91
Hersha Hospitality Trust	2	20
Highwoods Properties Inc.	3	92
HSBC Holdings Plc - ADR	-	19
Hudson City Bancorp Inc. (b)	27	412
ICICI Bank Ltd. - ADR	1	32
IPC Holdings Ltd.	3	72
Janus Capital Group Inc.	4	113
JPMorgan Chase & Co.	38	1,721
Julius Baer Holding AG	2	179
Kookmin Bank	-	16
Kotak Mahindra Bank Ltd. (f)	1	25
Lazard Ltd. - Class A	3	145
Legg Mason Inc.	2	169
Lehman Brothers Holdings Inc.	4	272
M&T Bank Corp.	1	103
Maiden Holdings Ltd. (e) (f)	7	59
MarketAxess Holdings Inc. (c)	2	30
Meruelo Maddux Properties Inc. (c)	4	25
MetLife Inc.	4	300
MF Global Ltd. (c)	5	133
MGIC Investment Corp. (b)	3	94
Montpelier Re Holdings Ltd.	5	94
Morgan Stanley	5	302
Nara Bancorp Inc.	1	20
National Australia Bank Ltd.	1	47
National Bank of Canada	2	110
National Financial Partners Corp. (b)	3	154
Navigators Group Inc. (c)	1	76
New York Community Bancorp Inc.	9	170
NewAlliance Bancshares Inc.	5	75
Northern Trust Corp.	2	126
Onex Corp.	2	70
PartnerRe Ltd.	2	158
Pennsylvania Real Estate Investment Trust	-	16
People's United Financial Inc.	8	140
Pico Holdings Inc. (c)	-	12
Platinum Underwriters Holdings Ltd.	3	97
PNC Financial Services Group Inc.	7	484
Potlatch Corp.	1	50
Principal Financial Group Inc.	4	252
Prosperity Bancshares Inc.	2	50
Prudential Financial Inc.	5	438
Public Storage Inc.	1	79
Quadra Realty Trust Inc.	3	30
Senior Housing Properties Trust	3	57

Simon Property Group Inc.	-	10
Sino-Ocean Land Holdings Ltd. (c)	11	15
Sovran Self Storage Inc.	1	41
State Street Corp.	6	420
Sterling Financial Corp. / WA	6	153
SunTrust Banks Inc.	4	295
Synovus Financial Corp.	1	31
T&D Holdings Inc.	2	145
T. Rowe Price Group Inc.	6	329
Tanger Factory Outlet Centers Inc. (b)	1	49
UBS AG	4	200
UCBH Holdings Inc. (b)	10	170
UDR Inc. (b)	9	207
UMB Financial Corp.	-	4
UniCredito Italiano SpA	14	121
UnionBanCal Corp.	1	53
Universal American Financial Corp. (c)	7	160
Vornado Realty Trust	1	153
Wachovia Corp.	9	454
Washington Federal Inc.	6	170
Wells Fargo & Co.	23	823
Willis Group Holdings Ltd.	1	45
Wintrust Financial Corp.	2	68
WR Berkley Corp.	2	53
Zenith National Insurance Corp.	1	54
Zions Bancorp	1	41
		24,686
HEALTH CARE - 4.6%
Acibadem Saglik Hizmetleri Ve Ticaret AS	13	97
Adams Respiratory Therapeutics Inc. (b) (c)	6	224
Alcon Inc.	1	144
Allscripts Healthcare Solutions Inc. (b) (c)	7	181
Alpharma Inc. - Class A (b)	6	124
American Medical Systems Holdings Inc. (b) (c)	10	173
Amgen Inc. (c)	8	424
ArthroCare Corp. (c)	3	145
Aspect Medical Systems Inc. (c)	6	77
Barr Laboratories Inc. (c)	4	246
Becton Dickinson & Co.	2	139
Biogen Idec Inc. (c)	2	153
Brookdale Senior Living Inc. (b)	3	135
Bruker BioSciences Corp. (c)	5	42
Cardinal Health Inc.	2	138
Cephalon Inc. (b) (c)	3	241
Cerner Corp. (c)	2	131
Charles River Laboratories International Inc. (c)	3	185
Covidien Ltd.	6	262
CR Bard Inc.	3	247
DaVita Inc. (c)	2	152
DUSA Pharmaceuticals Inc. (c)	11	23

Emeritus Corp. (c)	1	19
Endo Pharmaceuticals Holdings Inc. (c)	4	124
Genentech Inc. (c)	2	140
Gilead Sciences Inc. (c)	4	168
Health Net Inc. (c)	3	157
Henry Schein Inc. (c)	1	49
Hillenbrand Industries Inc.	-	6
HLTH Corp. (c)	12	174
Hologic Inc. (c)	1	43
Humana Inc. (c)	2	119
I-Flow Corp. (c)	3	52
IMS Health Inc.	1	21
Integra LifeSciences Holdings Corp. (c)	2	92
Inverness Medical Innovations Inc. (c)	5	249
Jazz Pharmaceuticals Inc. (c)	6	70
Johnson & Johnson	6	388
MannKind Corp. (b) (c)	6	55
McKesson Corp.	3	147
Medco Health Solutions Inc. (c)	1	99
Merck & Co. Inc.	9	439
MGI Pharma Inc. (c)	9	254
Micrus Endovascular Corp. (c)	-	5
PDL BioPharma Inc. (b) (c)	7	143
PerkinElmer Inc.	1	23
Pharmaceutical Product Development Inc.	4	132
Phonak Holding AG	1	150
PSS World Medical Inc. (c)	-	8
Respironics Inc. (c)	3	130
Schering-Plough Corp.	9	285
Smith & Nephew Plc	-	4
Theravance Inc. (c)	6	161
Thermo Electron Corp. (c)	1	69
UnitedHealth Group Inc.	10	496
Vertex Pharmaceuticals Inc. (c)	3	111
Wyeth	8	343
Xenoport Inc. (c)	2	80
		8,688
INDUSTRIALS - 7.6%
3M Corp.	2	150
ABB Ltd. - ADR	5	131
ACCO Brands Corp. (b) (c)	4	88
AirTran Holdings Inc. (b) (c)	15	148
Alexander & Baldwin Inc. (b)	5	240
Allied Waste Industries Inc. (c)	16	207
Amec Plc	9	130
American Commercial Lines Inc. (b) (c)	14	327
Belden CDT Inc.	1	56
Bombardier Inc. - Class B (c)	7	40
Brink's Co.	5	265
Bucyrus International Inc. - Class A (b)	6	430

Burlington Northern Santa Fe Corp.	2	170
CDI Corp.	1	25
CH Robinson Worldwide Inc.	1	49
Chicago Bridge & Iron Co. NV - ADR	13	551
CIRCOR International Inc.	3	134
Clean Harbors Inc. (c)	5	204
Cooper Industries Ltd. - Class A	2	123
Covanta Holding Corp. (c)	6	154
Cummins Inc.	1	153
Danaher Corp. (b)	1	116
Deere & Co.	1	208
Delta Air Lines Inc. (c)	6	106
Diamond Management & Technology Consultants Inc.	4	37
DRS Technologies Inc.	3	138
easyJet Plc (c)	1	10
Eaton Corp.	-	30
Equifax Inc.	3	130
Expeditors International Washington Inc.	-	5
Flowserve Corp.	2	122
Fluor Corp.	8	1,208
Force Protection Inc. (c)	-	6
Forward Air Corp.	5	158
Foster Wheeler Ltd. (c)	-	13
Frontier Airlines Holdings Inc. (b) (c)	11	70
Gardner Denver Inc. (c)	1	39
General Cable Corp. (c)	2	148
General Dynamics Corp.	5	439
General Electric Corp.	12	477
Granite Construction Inc.	4	207
Great Lakes Dredge & Dock Corp. (c)	19	163
Hexcel Corp. (c)	13	304
Honeywell International Inc.	4	246
IDEX Corp.	3	126
Ingersoll-Rand Co. Ltd. - Class A	-	11
KBR Inc. (c)	2	74
Ladish Co. Inc. (c)	1	39
McDermott International Inc. (c)	8	415
Navios Maritime Holdings Inc.	8	106
Norfolk Southern Corp.	-	16
Northwest Airlines Corp. (c)	5	84
Orbital Sciences Corp. (c)	7	151
Oshkosh Truck Corp.	2	124
Panalpina Welttransport Holding AG	-	58
Pentair Inc.	-	3
Raytheon Co.	4	243
Regal-Beloit Corp.	-	5
Robert Half International Inc.	3	90
Rockwell Collins Inc.	2	153
RR Donnelley & Sons Co.	1	26
Ryder System Inc.	1	29

Shaw Group Inc. (c)	16	911
Siemens AG - ADR	1	151
Spirit Aerosystems Holdings Inc. (c)	6	218
Sulzer AG	-	55
Triumph Group Inc.	-	33
Tyco Electronics Ltd.	5	182
Tyco International Ltd.	1	49
UAP Holding Corp. (b)	2	50
Union Pacific Corp.	2	192
United Parcel Service Inc. - Class B	3	218
United Technologies Corp.	8	612
Universal Truckload Services Inc. (c)	7	164
US Airways Group Inc. (c)	4	108
UTI Worldwide Inc.	5	105
Vestas Wind Systems A/S (c)	1	47
Washington Group International Inc. (c)	11	943
Waste Management Inc.	4	166
WESCO International Inc. (c)	5	232
YRC Worldwide Inc. (c)	3	92
		14,436
INFORMATION TECHNOLOGY - 9.1%
ADTRAN Inc. (b)	11	253
Advanced Micro Devices Inc. (b) (c)	26	348
Agilent Technologies Inc. (c)	10	361
Alcatel SA - ADR	19	196
Altera Corp.	3	67
AMIS Holdings Inc. (c)	16	151
Amphenol Corp. - Class A	11	453
Analog Devices Inc.	6	206
Apple Inc. (c)	1	184
Applied Micro Circuits Corp. (b) (c)	22	68
Arrow Electronics Inc. (c)	3	119
ASML Holding NV - ADR (c)	8	260
Atmel Corp. (c)	28	142
AU Optronics Corp. - ADR	1	10
Autodesk Inc. (c)	3	145
Avnet Inc. (c)	4	175
Avocent Corp. (b) (c)	4	114
Axcelis Technologies Inc. (b) (c)	24	121
Business Objects SA - ADR (c)	4	157
CACI International Inc. - Class A (b) (c)	6	296
Cadence Design Systems Inc. (c)	8	173
Cisco Systems Inc. (c)	8	278
Cognos Inc. (c)	3	112
Comverse Technology Inc. (c)	7	135
Cypress Semiconductor Corp. (b) (c)	17	495
Diebold Inc.	3	118
DSP Group Inc. (c)	4	70
Dycom Industries Inc. (c)	8	248
eBay Inc. (c)	5	179

Electronic Arts Inc. (c)	2	101
Electronics for Imaging Inc. (b) (c)	4	118
F5 Networks Inc. (c)	1	48
Fair Isaac Corp.	4	159
Fairchild Semiconductor International Inc. (c)	15	286
Finisar Corp. (c)	37	102
Flextronics International Ltd. (c)	17	191
Google Inc. - Class A (c)	1	483
Harris Corp.	6	358
Hewlett-Packard Co.	9	458
Hittite Microwave Corp. (b) (c)	4	158
Hutchinson Technology Inc. (c)	3	62
Ibiden Co. Ltd.	1	76
Infineon Technologies AG - ADR (c)	10	177
Infinera Corp. (c)	-	8
Integrated Device Technology Inc. (c)	13	194
Intersil Corp.	4	117
Itron Inc. (c)	7	686
LoopNet Inc. (c)	8	173
LTX Corp. (c)	25	91
Mantech International Corp. - Class A (c)	3	101
Mastec Inc. (c)	5	72
MasterCard Inc. (b)	1	163
Maxim Integrated Products Inc.	18	532
Microchip Technology Inc.	5	182
Micron Technology Inc. (c)	2	18
Microsoft Corp.	13	384
Molex Inc.	4	97
MoneyGram International Inc.	3	66
Motorola Inc.	14	256
National Semiconductor Corp.	13	363
NCR Corp. (c)	5	229
Network Appliance Inc. (c)	8	217
Nintendo Co. Ltd.	1	729
Open Text Corp. (c)	5	135
Parametric Technology Corp. (c)	3	52
Patni Computer Systems Ltd. - ADR	5	107
Paychex Inc.	2	98
Perot Systems Corp. (c)	1	19
PMC - Sierra Inc. (b) (c)	8	67
Powerwave Technologies Inc. (b) (c)	5	32
QUALCOMM Inc.	2	93
Renewable Energy Corp. AS (c)	6	281
RF Micro Devices Inc. (b) (c)	2	11
Rudolph Technologies Inc. (c)	9	124
Samsung Electronics Co. Ltd.	-	232
SanDisk Corp. (b) (c)	4	237
Sandvine Corp. (c)	22	145
Satyam Computer Services Ltd. - ADR	5	124
Seagate Technology Inc.	16	401

Semitool Inc. (b) (c)	9	85
SI International Inc. (c)	1	37
Sourcefire Inc. (c)	8	74
Sun Microsystems Inc. (c)	23	127
Syntel Inc.	1	42
Take-Two Interactive Software Inc. (b) (c)	13	217
Tektronix Inc.	6	172
TheStreet.com Inc.	1	12
TTM Technologies Inc. (c)	2	20
Ubisoft Entertainment SA (c)	1	76
Unisys Corp. (c)	30	197
ValueClick Inc. (b) (c)	3	74
Varian Semiconductor Equipment Associates Inc. (c)	2	107
VeriSign Inc. (c)	7	246
Western Digital Corp. (c)	4	99
Western Union Co.	6	117
WNS Holdings Ltd. (c)	4	61
Xerox Corp. (c)	10	172
Xilinx Inc.	5	131
Yahoo! Inc. (c)	5	137
		17,450
MATERIALS - 3.7%
Agnico-Eagle Mines Ltd.	1	65
Agrium Inc.	1	65
Agrium Inc.	1	54
Air Products & Chemicals Inc.	1	78
Airgas Inc.	2	98
Alamos Gold Inc. (c)	7	47
Albemarle Corp.	1	62
Alcoa Inc.	15	580
Allegheny Technologies Inc.	2	167
Anglo Platinum Ltd.	1	106
Arcelor Mittal - ADR	2	157
Arkema - ADR (c)	3	176
Calgon Carbon Corp. (c)	4	62
Carpenter Technology Corp.	2	238
Celanese Corp. - Class A	11	425
Chemtura Corp.	20	174
Eldorado Gold Corp. (c)	7	44
First Quantum Minerals Ltd.	1	108
Glatfelter	2	25
Goldcorp Inc.	1	15
Hercules Inc.	7	149
Israel Chemicals Ltd.	15	139
Ivanhoe Mines Ltd. (c)	10	129
K+S AG	1	110
Lihir Gold Ltd. (c)	26	91
MeadWestvaco Corp.	2	59
Meridian Gold Inc. (CA) (c)	8	276
Meridian Gold Inc. (US) (c)	7	238

Monsanto Co.	6	472
Mosaic Co. (b) (c)	14	729
Newcrest Mining Ltd.	5	122
Nucor Corp.	2	89
Polymet Mining Corp. (c)	4	13
Reliance Steel & Aluminum Co.	5	305
Smurfit-Stone Container Corp. (c)	8	91
Spartech Corp.	1	24
Stillwater Mining Co. (c)	10	100
Strateco Resources Inc. (c)	9	22
Titanium Metals Corp. (b) (c)	28	938
Tokai Carbon Co. Ltd.	2	23
Tronox Inc.	7	69
Weyerhaeuser Co.	-	14
Yamana Gold Inc. (c)	2	27
		6,975
TELECOMMUNICATION SERVICES - 2.9%
America Movil SA de CV - Class L - ADR	2	122
American Tower Corp. (c)	6	245
AT&T Inc.	73	3,103
Cincinnati Bell Inc. (c)	22	107
Cogent Communications Group Inc. (c)	4	84
Covad Communications Group Inc. (b) (c)	80	54
Crown Castle International Corp. (c)	4	175
NeuStar Inc. - Class A (b) (c)	9	290
NII Holdings Inc. - Class B (b) (c)	2	173
Sprint Nextel Corp.	6	120
Verizon Communications Inc.	24	1,053
Vivo Participacoes SA - ADR (b)	9	46
		5,572
UTILITIES - 2.9%
AES Corp. (c)	27	540
Allegheny Energy Inc. (c)	1	31
CMS Energy Corp. (b)	9	153
Constellation Energy Group Inc.	7	593
DPL Inc.	6	162
Dynegy Inc. (c)	25	233
E.ON AG	1	203
Edison International Inc.	3	155
Electricite de France	-	42
Entergy Corp.	4	455
Equitable Resources Inc.	3	161
Exelon Corp.	-	15
Gaz de France	1	42
NRG Energy Inc. (c)	32	1,361
PPL Corp.	8	352
Public Service Enterprise Group Inc.	5	414
Questar Corp.	2	79
Reliant Energy Inc. (c)	17	443
Sempra Energy	2	87

		5,521

Total Common Stocks (cost $98,751)		117,537

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.0%
Platinum Underwriters Holdings Ltd., 6.00%, 02/15/09	1	26

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (e)	1	-

MATERIALS - 0.1%
Freeport-McMoRan Copper & Gold Inc., Convertible Preferred, 6.75%, 05/01/10	2	233

Total Preferred Stocks (cost $173)		259

WARRANTS - 0.0%
ASAT Holdings Ltd. 07/24/11 (e)	-	-

Total Warrants (cost $0)		-

CORPORATE BONDS AND NOTES - 0.2%
ENERGY - 0.1%
Evergreen Energy Inc., 8.00%, 08/01/12 (f)	60	71
McMoRan Exploration Co., 6.00%, 07/02/08	80	92
		163
HEALTH CARE - 0.0%
Alpharma Inc., 2.13%, 03/15/27	50	45

INFORMATION TECHNOLOGY - 0.0%
Cypress Semiconductor Corp., 1.00%, 09/15/09 (f)	30	39

TELECOMMUNICATION SERVICES - 0.1%
Cogent Communications Group Inc., 1.00%, 06/15/27 (f)	60	52
Level 3 Communications Inc., 5.25%, 12/15/11 (f)	10	13
		65

Total Corporate Bonds and Notes (cost $298)		312

GOVERNMENT AND AGENCY OBLIGATIONS - 34.8%
GOVERNMENT SECURITIES - 34.8%
U.S. Treasury Securities - 34.8%
U.S. Treasury Bond, 6.25%, 08/15/23 (b)	2,050	2,355
U.S. Treasury Bond, 6.13%, 08/15/29 (b)	5,950	6,941
U.S. Treasury Note, 4.88%, 04/30/08	2,356	2,366
U.S. Treasury Note, 3.38%, 09/15/09 (b)	24,424	24,163
U.S. Treasury Note, 4.38%, 12/15/10	2,150	2,172
U.S. Treasury Note, 4.75%, 03/31/11 (b)	750	766
U.S. Treasury Note, 4.25%, 11/15/13 (b)	9,685	9,657
U.S. Treasury Note, 4.25%, 11/15/14 (b)	6,550	6,487
U.S. Treasury Note, 5.13%, 05/15/16 (b)	11,000	11,461

Total Government and Agency Obligations (cost $65,600)		66,368

SHORT TERM INVESTMENTS - 15.0%
Mutual Funds - 3.1%
JNL Money Market Fund, 5.07% (a) (h)	5,941	5,941

Securities Lending Collateral - 11.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	22,634	22,634

Total Short Term Investments (cost $28,575)		28,575

Total Investments - 111.7% (cost $193,397)		213,051
Other Assets and Liabilities, Net - (11.7%)		(22,348)
Total Net Assets - 100%		$ 190,703

JNL/FI Mid-Cap Equity Fund
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 21.6%
DeVry Inc.	198	$ 7,315
Harman International Industries Inc.	143	12,364
Service Corp. International	126	1,623
Time Warner Inc.	396	7,277
Universal Technical Institute Inc. (c)	4	73
WABCO Holdings Inc.	55	2,581
Walt Disney Co.	232	7,987
Weight Watchers International Inc. (b)	118	6,803
		46,023
CONSUMER STAPLES - 4.9%
Coca Cola Hellenic Bottling Co. SA - ADR	54	3,133
Cott Corp. (c)	105	837
Molson Coors Brewing Co.	64	6,419
		10,389
ENERGY - 4.3%
Chesapeake Energy Corp. (b)	31	1,075
EOG Resources Inc.	38	2,719
EXCO Resources Inc. (b) (c)	108	1,780
Goodrich Petroleum Corp. (b) (c)	36	1,157
SEACOR Holdings Inc. (c)	25	2,349
		9,080
FINANCIALS - 3.0%
Ashmore Group Plc	566	3,360
East West Bancorp Inc.	57	2,063
EFG International (b)	19	891
		6,314
HEALTH CARE - 1.5%
Advanced Medical Optics Inc. (b) (c)	92	2,816
Neurocrine Biosciences Inc. (b) (c)	46	457
		3,273
INDUSTRIALS - 21.3%
ABB Ltd. - ADR	178	4,669
AirAsia BHD (c)	3,085	1,657
Alstom RGPT	6	1,179
CSX Corp.	26	1,115
Delta Air Lines Inc. (c)	108	1,933
Flowserve Corp.	98	7,428
Global Cash Access Inc. (c)	157	1,666
Hertz Global Holdings Inc. (c)	301	6,848
Knoll Inc. (b)	118	2,095
Nexans SA (b)	31	5,171
Prysmian SPA (c)	200	5,698
Quanta Services Inc. (b) (c)	175	4,637
Sulzer AG	1	1,234
		45,330
INFORMATION TECHNOLOGY - 24.8%
Agilent Technologies Inc. (c)	225	8,303
Akamai Technologies Inc. (b) (c)	44	1,253
Electronic Arts Inc. (c)	175	9,793

Fiserv Inc. (c)	11	558
Juniper Networks Inc. (c)	175	6,420
NAVTEQ Corp. (c)	189	14,746
Network Appliance Inc. (c)	39	1,047
Openwave Systems Inc. (b)	163	712
SanDisk Corp. (b) (c)	97	5,352
Sun Microsystems Inc. (c)	363	2,035
Western Union Co.	123	2,579
		52,798
TELECOMMUNICATION SERVICES - 11.6%
American Tower Corp. (c)	163	7,110
AT&T Inc.	300	12,681
Level 3 Communications Inc. (b) (c)	454	2,112
Time Warner Telecom Inc. - Class A (b) (c)	123	2,709
		24,612
UTILITIES - 0.3%
Dynegy Inc. (c)	67	619

Total Common Stocks (cost $168,899)		198,438

SHORT TERM INVESTMENTS - 22.6%
Mutual Funds - 6.0%
JNL Money Market Fund, 5.07% (a) (h)	12,839	12,839

Securities Lending Collateral - 16.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	35,210	35,210

Total Short Term Investments (cost $48,049)		48,049

Total Investments - 115.9% (cost $216,948)		246,487
Other Assets and Liabilities, Net - (15.9%)		(33,769)
Total Net Assets - 100%		$ 212,718

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT FUNDS - 99.4%
JNL/Franklin Templeton Global Growth Fund (a)	20,761	$ 216,745
JNL/Franklin Templeton Income Fund (a)	19,316	217,503
JNL/Franklin Templeton Mutual Shares Fund (a)	20,736	212,954

Total Investment Funds (cost $642,061)		647,202

Total Investments - 99.4% (cost $642,061)		647,202
Other Assets and Liabilities, Net - 0.6%		3,593
Total Net Assets - 100%		$ 650,795

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 85.8%
CONSUMER DISCRETIONARY - 19.1%
Accor SA (b)	-	$ 27
Bayerische Motoren Werke AG	60	3,870

British Sky Broadcasting Plc	10	142
Chico's FAS Inc. (c)	120	1,686
Comcast Corp. - Class A (c)	30	725
Comcast Corp. - Special Class A (c)	100	2,396
Compass Group Plc	65	402
Eastman Kodak Co. (b)	70	1,873
Expedia Inc. (c)	45	1,435
Fuji Photo Film Co. Ltd. (b)	15	693
Harley-Davidson Inc. (b)	40	1,848
Hyundai Motor Co. Ltd.	20	1,615
Interpublic Group of Cos. Inc. (b) (c)	175	1,817
Kingfisher Plc	450	1,646
Koninklijke Philips Electronics NV	70	3,159
Mediaset SpA	140	1,445
News Corp. Inc. - Class A	250	5,498
NOK Corp.	75	1,606
Pearson Plc	175	2,712
Peugeot SA (b)	16	1,321
Reed Elsevier NV	160	3,039
Time Warner Inc.	275	5,048
Viacom Inc. - Class B (c)	70	2,728
Vivendi Universal SA (b)	100	4,221
		50,952
CONSUMER STAPLES - 0.2%
Nestle SA	1	517

ENERGY - 7.3%
BP Plc	350	4,063
El Paso Corp.	150	2,546
ENI SpA (b)	60	2,224
OAO Gazprom	40	1,764
Royal Dutch Shell Plc - Class B	115	4,734
Total SA (b)	50	4,065
		19,396
FINANCIALS - 18.9%
ACE Ltd.	5	303
Aiful Corp. (b)	70	1,097
American International Group Inc.	70	4,735
Aviva Plc	260	3,915
Banca Intesa San Paolo SpA	600	4,633
Cheung Kong Holdings Ltd.	12	198
Commerzbank AG	12	486
HSBC Holdings Plc	200	3,654
ING Groep NV	100	4,438
Kookmin Bank - ADR	40	3,280
Mega Financial Holdings Co. Ltd.	1,600	1,010
Mitsubishi UFJ Financial Group Inc. (e)	-	2,879
Muenchener Rueckversicherungs AG	7	1,345
Nomura Holdings Inc.	60	1,006
Old Mutual Plc	750	2,460

Royal Bank of Scotland Group Plc	230	2,471
Shinsei Bank Ltd.	75	236
Standard Life Plc (s) (t)	100	590
Sumitomo Mitsui Financial Group Inc.	-	3,039
Torchmark Corp. (b)	30	1,870
UBS AG	44	2,366
UniCredito Italiano SpA	500	4,278
		50,289
HEALTH CARE - 11.4%
Amgen Inc. (c)	90	5,091
Boston Scientific Corp. (c)	210	2,930
Bristol-Myers Squibb Co.	7	202
Covidien Ltd.	60	2,490
GlaxoSmithKline Plc	170	4,511
Novartis AG	55	3,035
Pfizer Inc.	200	4,886
Quest Diagnostics Inc. (b)	35	2,022
Sanofi-Aventis (b)	60	5,080
		30,247
INDUSTRIALS - 10.8%
Deutsche Post AG	110	3,200
Ebara Corp. (b)	350	1,618
FedEx Corp.	34	3,562
General Electric Corp.	110	4,553
Pitney Bowes Inc.	55	2,498
Rolls-Royce Group Plc (c)	75	802
Siemens AG	44	6,049
Tyco Electronics Ltd.	40	1,417
Tyco International Ltd.	40	1,774
United Parcel Service Inc. - Class B	45	3,380
		28,853
INFORMATION TECHNOLOGY - 9.3%
Accenture Ltd.	45	1,811
Electronic Data Systems Corp.	100	2,184
Infineon Technologies AG (c)	60	1,034
Microsoft Corp.	220	6,482
Oracle Corp. (c)	240	5,196
Samsung Electronics Co. Ltd. - ADR (f)	13	4,079
Seagate Technology Inc.	155	3,965
		24,751
MATERIALS - 1.5%
International Paper Co.	10	359
Stora Enso Oyj - Class R	15	292
Svenska Cellulosa AB	100	1,867
UPM-Kymmene Oyj	60	1,451
		3,969
TELECOMMUNICATION SERVICES - 7.3%
France Telecom SA (b)	90	3,015
Singapore Telecommunications Ltd.	1,000	2,706
SK Telecom Co. Ltd. - ADR (b)	40	1,188

Sprint Nextel Corp.	290	5,510
Telekom Austria AG	120	3,140
Vodafone Group Plc	1,100	3,972
		19,531

Total Common Stocks (cost $226,992)		228,505

SHORT TERM INVESTMENTS - 21.4%
Federal Home Loan Bank - 12.9%
Federal Home Loan Bank, 4.00%, 10/01/07 (j)	34,071	34,071

Mutual Funds - 0.0%
JNL Money Market Fund, 5.07% (a) (h)	60	60

Securities Lending Collateral - 8.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	22,684	22,684

Total Short Term Investments (cost $56,815)		56,815

Total Investments - 107.2% (cost $283,807)		285,320
Other Assets and Liabilities, Net - (7.2%)		(19,156)
Total Net Assets - 100%		$ 266,164

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 33.5%
CONSUMER DISCRETIONARY - 1.3%
Home Depot Inc. (b)	100	$ 3,244
KB Home (b)	55	1,378
Lennar Corp. (b)	35	793
Ryland Group Inc. (b)	30	643
		6,058
ENERGY - 4.5%
BP Plc - ADR	10	694
Canadian Oil Sands Trust (b)	30	995
Chesapeake Energy Corp. (b)	40	1,410
Chevron Corp.	50	4,679
ConocoPhillips	50	4,389
Halliburton Co.	75	2,880
Spectra Energy Corp.	102	2,504
TransCanada Corp. (b)	100	3,667
		21,218
FINANCIALS - 7.4%
Bank of America Corp.	200	10,053
CapitalSource Inc. (b)	16	318
Citigroup Inc.	120	5,600
HSBC Holdings Plc	225	4,164
JPMorgan Chase & Co.	30	1,375
Wachovia Corp.	100	5,015
Washington Mutual Inc.	250	8,828

		35,353
HEALTH CARE - 4.0%
Johnson & Johnson	120	7,884
Merck & Co. Inc.	19	977
Pfizer Inc.	400	9,772
		18,633
INDUSTRIALS - 1.2%
3M Corp.	40	3,743
United Parcel Service Inc. - Class B	25	1,878
		5,621
INFORMATION TECHNOLOGY - 1.3%
Maxim Integrated Products Inc.	200	5,870

MATERIALS - 1.7%
Barrick Gold Corp.	40	1,611
Dow Chemical Co.	100	4,306
Lyondell Chemical Co. (b)	40	1,854
		7,771
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	240	10,154
Verizon Communications Inc.	75	3,321
Vodafone Group Plc - ADR (b)	12	436
		13,911
UTILITIES - 9.1%
AGL Resources Inc.	40	1,585
Ameren Corp. (b)	40	2,100
Atmos Energy Corp.	50	1,416
Consolidated Edison Inc. (b)	100	4,629
Dominion Resources Inc. (b)	13	1,096
Duke Energy Corp.	250	4,673
Exelon Corp.	5	377
FirstEnergy Corp.	30	1,900
FPL Group Inc.	9	542
PG&E Corp.	100	4,780
Pinnacle West Capital Corp. (b)	70	2,766
Portland General Electric Co.	100	2,780
Progress Energy Inc. (b)	10	459
Public Service Enterprise Group Inc.	18	1,619
Southern Co. (b)	81	2,946
TECO Energy Inc. (b)	150	2,465
TXU Corp.	100	6,846
		42,979

Total Common Stocks (cost $153,230)		157,414

PREFERRED STOCKS - 4.5%
ENERGY - 0.2%
Chesapeake Energy Corp., Convertible Preferred, 6.25%, 06/15/09	3	795

FINANCIALS - 3.4%

Citigroup Funding Inc., Convertible Preferred, 7.50%, 12/24/07	30	975
Credit Suisse USA Inc., Convertible Preferred, 8.00%, 03/07/08	21	1,543
Deutsche Bank AG, Convertible Preferred, 10.00%, 10/03/07 (f)	23	1,764
E*Trade Financial Corp., Convertible Preferred, 6.13%, 11/18/08	90	1,665
Goldman Sachs Group Inc., 9.00%, 04/02/08 (f)	200	2,549
Goldman Sachs Group Inc., Convertible Preferred, 10.00%, 10/19/07 (f)	25	1,146
Lehman Brothers Holdings Inc. Convertible Preferred, 8.00%, 09/02/08 (f)	40	2,957
Morgan Stanley, Convertible Preferred, 8.50%, 10/19/07 (f)	5	226
Morgan Stanley, Convertible Preferred, 7.00%, 05/30/08 (f)	80	2,118
Morgan Stanley, Convertible Preferred, 7.30%, 01/24/08 (f)	30	707
		15,650
HEALTH CARE - 0.4%
Schering-Plough Corp., Convertible Preferred, 6.00%, 08/13/10	8	2,078

MATERIALS - 0.3%
Freeport-McMoRan Copper & Gold Inc., Convertible Preferred, 6.75%, 05/01/10	7	1,008
Huntsman Corp., Convertible Preferred, 5.00%, 02/16/08 (b)	10	496
		1,504
UTILITIES - 0.2%
PNM Resources Inc., Convertible Preferred, 6.75%, 05/16/08	25	1,109

Total Preferred Stocks (cost $20,392)		21,136

CORPORATE BONDS AND NOTES - 46.7%
CONSUMER DISCRETIONARY - 9.9%
Beazer Homes USA Inc., 6.88%, 07/15/15	800	592
Beazer Homes USA Inc., 8.13%, 06/15/16 (b)	750	585
Cablevision Systems Corp., 8.00%, 04/15/12 (k)	1,500	1,455
CCH I Holdings LLC, 13.50%, 01/15/14 (b) (k)	4,000	3,919
CCH I Holdings LLC, 11.75%, 05/15/14 (b) (k)	6,000	5,550
CCH I LLC, 11.00%, 10/01/15 (b)	1,600	1,620
Charter Communications Holdings II LLC, 10.25%, 09/15/10	300	307
Clear Channel Communications Inc., 5.75%, 01/15/13	1,400	1,172
Dollar General Corp., 10.63%, 07/15/15 (b) (f)	5,000	4,699
Dollar General Corp., 11.88%, 07/15/17 (b) (f)	2,500	2,175
DR Horton Inc., 5.63%, 01/15/16	1,650	1,386
Ford Motor Co., 7.45%, 07/16/31 (b)	2,000	1,570
General Motors Corp., 8.38%, 07/15/33 (b)	1,200	1,052
Hertz Corp., 8.88%, 01/01/14	2,000	2,060
K. Hovnanian Enterprises Inc., 7.50%, 05/15/16 (b)	450	358
KB Home, 6.38%, 08/15/11	1,000	920
KB Home, 5.75%, 02/01/14	2,000	1,690
Lamar Media Corp., 6.63%, 08/15/15	500	483
MGM Mirage Inc., 6.75%, 04/01/13	2,900	2,835
Quebecor Media Inc., 7.75%, 03/15/16, TBA (f) (g)	2,000	1,908
R.H. Donnelley Corp., 6.88%, 01/15/13 (b)	1,000	945
R.H. Donnelley Corp., 8.88%, 01/15/16	2,200	2,241
R.H. Donnelley Corp., 8.88%, 10/15/17 (f)	2,300	2,335
TRW Automotive Inc., 7.25%, 03/15/17 (f)	1,400	1,365
Univision Communications Inc., 9.75%, 03/15/15 (b) (f)	2,500	2,437

Viacom Inc., 6.25%, 04/30/16 (b)	300	301
XM Satellite Radio Inc., 9.75%, 05/01/14	450	451
		46,411
CONSUMER STAPLES - 1.0%
Dole Food Co. Inc., 8.63%, 05/01/09 (k)	1,000	1,002
Reynolds American Inc., 7.25%, 06/01/13	300	317
Smithfield Foods Inc., 7.75%, 07/01/17	3,500	3,588
		4,907
ENERGY - 6.8%
Callon Petroleum Co., 9.75%, 12/08/10	875	860
Chesapeake Energy Corp., 6.50%, 08/15/17 (b)	4,000	3,889
Chesapeake Energy Corp., 6.25%, 01/15/18 (b)	2,200	2,123
Compagnie Generale de Geophysique SA, 7.50%, 05/15/15 (b)	300	309
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	500	515
El Paso Corp., 6.75%, 05/15/09	1,500	1,511
El Paso Corp., 7.75%, 01/15/32 (b)	1,000	1,015
InterGen NV 9.00%, 06/30/17 (f)	1,500	1,575
Mariner Energy Inc., 7.50%, 04/15/13	2,000	1,940
Massey Energy Co., 6.88%, 12/15/13 (b)	450	420
Newfield Exploration Co., 6.63%, 04/15/16	1,000	978
OPTI Canada Inc., 7.88%, 12/15/14 (f)	2,500	2,500
Peabody Energy Corp., 7.38%, 11/01/16	1,300	1,372
Pioneer Natural Resources Co., 6.88%, 05/01/18	1,500	1,408
Plains Exploration & Production Co., 7.75%, 06/15/15	3,500	3,430
Pogo Producing Co., 7.88%, 05/01/13 (b)	200	207
Sabine Pass LNG LP, 7.25%, 11/30/13 (b)	500	493
Sabine Pass LNG LP, 7.50%, 11/30/16	1,000	985
SESI LLC, 6.88%, 06/01/14	1,140	1,106
Tesoro Corp., 6.50%, 06/01/17 (f)	2,500	2,481
W&T Offshore Inc., 8.25%, 6/15/14 (f)	3,000	2,888
		32,005
FINANCIALS - 8.1%
Allison Term Loan, 5.82%, 08/07/14 (e)	1,000	971
Ford Motor Credit Co., 7.38%, 10/28/09	7,200	7,059
Ford Motor Credit Co., 7.88%, 06/15/10	5,000	4,888
Ford Motor Credit Co., 9.88%, 08/10/11	1,000	1,013
Ford Motor Credit Co., 7.25%, 10/25/11	1,000	937
General Motors Acceptance Corp., 5.63%, 05/15/09	4,000	3,894
General Motors Acceptance Corp., 7.75%, 01/19/10	5,000	4,959
General Motors Acceptance Corp., 6.88%, 09/15/11	3,000	2,855
General Motors Acceptance Corp., 6.88%, 08/28/12	1,200	1,126
Host Hotels & Resorts Inc., 6.88%, 11/01/14	1,000	998
Host Marriott LP, 6.38%, 03/15/15	600	587
Host Marriott LP, 6.75%, 06/01/16	1,000	990
Lehman Brothers Holdings Inc., 6.20%, 09/26/14	4,200	4,217
Residential Capital Corp., 7.38%, 06/30/10 (k)	4,000	3,320
		37,814
HEALTH CARE - 7.2%
Amgen Inc., 0.375%, 02/01/13	3,000	2,726
Amgen Inc., 5.85%, 06/01/17 (f)	500	495

Community Health Systems Inc., 8.88%, 07/15/15 (f)		2,500	2,569
DaVita Inc., 6.63%, 03/15/13		4,300	4,268
DaVita Inc., 7.25%, 03/15/15 (b)		2,500	2,506
HCA Inc., 6.50%, 02/15/16 (b)		5,000	4,250
HCA Inc., 9.25%, 11/15/16 (f)		400	425
Mylan Laboratories Inc., 6.38%, 08/15/15		1,500	1,611
Tenet Healthcare Corp., 6.38%, 12/01/11 (b)		7,000	6,124
Tenet Healthcare Corp., 9.25%, 02/01/15 (b) (k)		5,500	4,854
United Surgical Partners International Inc., 8.88%, 05/01/17 (b)		1,000	1,010
US Oncology Holdings Inc., 10.76%, 03/15/12 (f) (i)		2,500	2,225
Vanguard Health Systems Co. LLC, 11.25%, 10/01/15 (k)		1,000	748
			33,811
INDUSTRIALS - 2.9%
Allied Waste North America Inc., 6.50%, 11/15/10 (b)		500	504
Allied Waste North America Inc., 6.38%, 04/15/11 (b)		1,500	1,504
Allied Waste North America Inc., 7.38%, 04/15/14		2,000	2,009
Allied Waste North America Inc., 7.13%, 05/15/16 (b)		1,400	1,432
Case New Holland Inc., 7.13%, 03/01/14		500	513
D.R. Horton Inc., 6.50%, 04/15/16 (b)		1,000	876
DRS Technologies Inc., 6.63%, 02/01/16		300	296
Hawker Beechcraft Corp., 8.50%, 04/01/15 (f)		200	205
Johnson Diversey Holdings Inc., 10.67%, 05/15/13 (k)		2,000	2,019
L-3 Communications Corp., 5.88%, 01/15/15		1,000	960
L-3 Communications Corp., 6.38%, 10/15/15		2,000	1,964
RBS Global & Rexnord Corp., 8.88%, 09/01/16		500	503
Rental Service Corp., 9.50%, 12/01/14 (b)		100	96
Rexnord Holdings Inc., 11.35%, 02/20/13 (e)		1,000	931
			13,812
INFORMATION TECHNOLOGY - 6.8%
Advanced Micro Devices Inc., 5.75%, 08/15/12 (f)		4,000	4,110
CEVA Group Plc, 10.00%, 09/01/14 (b) (f)		5,000	4,999
First Data Corp., 6.50%, 10/01/14, TBA (g)		4,000	3,840
Flextronics International Ltd., 6.25%, 11/15/14 (b)		1,000	935
Freescale Semiconductor Inc., 8.88%, 12/15/14 (b)		2,900	2,799
Freescale Semiconductor Inc., 10.13%, 12/15/16 (b)		5,500	5,114
Nortel Networks Corp., 4.25%, 09/01/08		900	883
NXP BV, 9.50%, 10/15/15		500	466
Sanmina-SCI Corp., 6.75%, 03/01/13 (b)		1,200	1,032
Sanmina-SCI Corp., 8.44%, 06/15/14 (b) (f) (i)		2,100	2,006
Sanmina-SCI Corp., 8.13%, 03/01/16 (b)		1,500	1,298
Seagate Technology Inc., 6.38%, 10/01/11		3,000	2,947
Seagate Technology Inc., 6.80%, 10/01/16		500	489
Sungard Data Systems Inc., 10.25%, 08/15/15 (b)		300	314
			31,232
MATERIALS - 2.0%
Berry Plastics Corp., 6.50%, 06/15/14 (e)		2,000	1,757
Berry Plastics Corp., 8.88%, 09/15/14 (b)		1,000	1,023
Chemtura Corp., 6.88%, 06/01/16		300	285
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17		700	765
INEOS Group Holdings Plc, 7.88%, 02/15/16 (f)	EUR	1,250	1,666

Jefferson Smurfit Corp., 8.25%, 10/01/12	600	602
Johnson Diversey Holdings Inc., 9.63%, 05/15/12	300	305
Lyondell Chemical Co., 8.00%, 09/15/14 (b)	775	853
Lyondell Chemical Co., 6.88%, 06/15/17 (b)	1,500	1,627
Novelis Inc., 7.25%, 02/15/15 (k)	600	579
		9,462
TELECOMMUNICATION SERVICES - 0.5%
Digicel Group Ltd., 8.88%, 01/15/15 (b) (f)	500	470
MetroPCS Wireless Inc., 9.25%, 11/01/14 (f)	2,000	2,040
		2,510
UTILITIES - 1.5%
Dynegy Holdings Inc., 6.88%, 04/01/11	400	393
Dynegy Holdings Inc., 8.75%, 02/15/12	1,000	1,033
Dynegy Holdings Inc., 7.75%, 06/01/19 (f)	2,000	1,912
NRG Energy Inc., 7.25%, 02/01/14 (b)	600	602
Reliant Energy Inc., 7.63%, 06/15/14 (b)	1,600	1,611
Reliant Energy Inc., 7.88%, 06/15/17 (b)	1,100	1,107
TXU Corp., 5.55%, 11/15/14	500	403
		7,061

Total Corporate Bonds and Notes (cost $221,250)		219,025

GOVERNMENT AND AGENCY OBLIGATIONS - 6.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.8%
Federal Home Loan Mortgage Corp. - 4.1%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	9,889	9,683
Federal Home Loan Mortgage Corp., 5.50%, 06/01/37	9,968	9,760
		19,443
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association, 6.00%, 03/01/36	887	888
Federal National Mortgage Association, 5.50%, 07/01/37	6,961	6,818
Federal National Mortgage Association, 6.00%, 07/01/37	4,978	4,985
		12,691

Total Government and Agency Obligations (cost $31,987)		32,134

SHORT TERM INVESTMENTS - 30.2%
Mutual Funds - 0.0%
JNL Money Market Fund, 5.07% (a) (h)	55	55

Securities Lending Collateral - 18.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	86,631	86,631

Commercial Paper - 11.7%
International Bank for Reconstruction & Development, 4.10%, 10/01/07	54,720	54,720

Total Short Term Investments (cost $141,406)		141,406

Total Investments - 121.7% (cost $568,265)		571,115
Other Assets and Liabilities, Net - (21.7%)		(101,670)

Total Net Assets - 100%		$ 469,445

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 89.0%
CONSUMER DISCRETIONARY - 13.1%
ACE Aviation Holdings Inc. - Class A (c)	30	$ 800
Beazer Homes USA Inc.	18	150
Cablevision Systems Corp. - Class A (c)	32	1,123
Christian Dior SA	-	38
Comcast Corp. - Special Class A (c)	79	1,895
DaimlerChrysler AG	17	1,689
Dow Jones & Co. Inc.	19	1,152
General Motors Corp. (n)	86	3,148
H&R Block Inc.	35	748
Hilton Hotels Corp.	62	2,904
Home Depot Inc.	97	3,152
Koninklijke Philips Electronics NV	37	1,665
Lear Corp. (c)	25	787
Liberty Media Holding Corp. - Capital (c)	14	1,750
Mattel Inc.	95	2,228
News Corp. Inc. - Class A	173	3,810
Sun-Times Media Group Inc. (c)	12	27
Time Warner Inc.	175	3,217
Time Warner Inc. - Class A (c)	24	794
Viacom Inc. - Class B (c)	55	2,149
Virgin Media Inc.	108	2,620
WPP Group Plc	81	1,095
Wyndham Worldwide Corp.	20	669
		37,610
CONSUMER STAPLES - 17.2%
Altadis SA	49	3,476
Altria Group Inc.	52	3,640
British American Tobacco Plc	147	5,283
Brown-Forman Corp. - Class B	8	623
Cadbury Schweppes Plc	235	2,722
Carrefour SA	32	2,260
Coca-Cola Enterprises Inc.	91	2,211
CVS Corp.	77	3,053
General Mills Inc.	11	640
Groupe Danone	15	1,219
Imperial Tobacco Group Plc	83	3,800
Japan Tobacco Inc.	-	2,005
Kraft Foods Inc. - Class A	64	2,192
Kroger Co.	53	1,505
KT&G Corp.	24	1,894
Nestle SA	8	3,505
Pernod-Ricard SA	12	2,662
Reynolds American Inc.	50	3,167
Royal Numico NV	13	1,006
Wal-Mart Stores Inc.	62	2,726

		49,589
ENERGY - 3.0%
BP Plc	124	1,445
Royal Dutch Shell Plc - Class A	71	2,934
SeaDrill Ltd. (c)	68	1,528
Total SA	18	1,428
Transocean Inc. (c)	13	1,441
		8,776
FINANCIALS - 22.2%
ABN AMRO Holding NV	24	1,278
ABN AMRO Holding NV - ADR	-	21
Alexander's Inc. (c)	4	1,527
Alleghany Corp. (c)	4	1,560
Allianz AG	8	1,762
American International Group Inc.	25	1,705
Archstone-Smith Trust	11	680
Banca Intesa San Paolo SpA	252	1,943
Banco Popular SpA (c)	46	1,033
Bear Stearns Cos. Inc.	4	529
Berkshire Hathaway Inc. - Class B (c)	2	8,920
Centennial Bank Holdings Inc. (c)	49	311
Cerberus Capital Management LP (c) (e) (s) (t)	1,950	2,045
Citigroup Inc.	61	2,851
Conseco Inc. (c)	48	774
Danske Bank A/S	62	2,503
ForeningsSparbanken AB	32	1,070
Fortis	92	2,700
Hartford Financial Services Group Inc.	7	668
Hudson City Bancorp Inc.	149	2,291
Legg Mason Inc.	9	746
Link REIT	183	402
Mitsubishi UFJ Financial Group Inc. (e)	-	1,152
Nationwide Financial Services Inc.	3	145
Old Republic International Corp.	69	1,302
Potlatch Corp.	1	49
Prudential Financial Inc.	11	1,027
SLM Corp.	64	3,199
Societe Generale - Class A	11	1,844
Sovereign Bancorp Inc.	49	835
St. Joe Co.	12	388
Sumitomo Mitsui Financial Group Inc.	-	1,145
Takefuji Corp.	-	1
Travelers Cos. Inc.	16	802
U.S. Bancorp	185	6,031
UnionBanCal Corp.	11	641
Ventas Inc.	12	492
Wachovia Corp.	27	1,345
Washington Mutual Inc.	36	1,273
White Mountains Insurance Group Ltd.	8	4,337
Zurich Financial Services AG	2	728

		64,055
HEALTH CARE - 5.9%
Bristol-Myers Squibb Co.	42	1,202
Community Health Systems Inc. (c)	46	1,460
Covidien Ltd.	44	1,834
Dade Behring Holdings Inc.	11	863
Hillenbrand Industries Inc.	18	987
MDS Inc.	22	484
MDS Inc.	4	84
Novartis AG	29	1,588
Pfizer Inc.	133	3,256
Quest Diagnostics Inc.	30	1,709
Sanofi-Aventis	23	1,908
Tenet Healthcare Corp. (c)	295	993
Valeant Pharmaceutical International (c)	38	591
		16,959
INDUSTRIALS - 6.8%
AP Moller - Maersk Group	-	2,458
Deutsche Post AG	41	1,179
Federal Signal Corp.	38	576
GenCorp Inc. (c)	18	220
Keppel Corp. Ltd.	192	1,858
Northwest Airlines Corp. (c)	30	527
Orkla ASA	288	5,145
Owens Corning Inc. (c)	35	888
Siemens AG	25	3,408
Tyco Electronics Ltd.	59	2,091
Tyco International Ltd.	28	1,255
		19,605
INFORMATION TECHNOLOGY - 5.5%
Alliance Data Systems Corp. (c)	17	1,298
CheckFree Corp. (c)	20	921
Dell Inc. (c)	115	3,171
Lexmark International Inc. (c)	26	1,087
LSI Logic Corp. (c)	240	1,784
Microsoft Corp.	124	3,650
Motorola Inc.	218	4,048
		15,959
MATERIALS - 8.0%
Alcan Inc.	19	1,924
Alcoa Inc.	9	371
Anglo American Plc	26	1,742
ArcelorMittal	33	2,645
Domtar Corp. (c)	104	853
Florida Rock Industries Inc.	25	1,558
International Paper Co.	108	3,885
Koninklijke DSM NV	12	634
Linde AG	15	1,903
MeadWestvaco Corp.	15	445
Mondi Ltd.	2	22

Mondi Plc	6	54
Temple-Inland Inc.	46	2,433
Weyerhaeuser Co.	61	4,425
		22,894
TELECOMMUNICATION SERVICES - 2.4%
Alltel Corp.	22	1,530
Chunghwa Telecom Co. Ltd. - ADR	2	35
Embarq Corp.	16	898
Royal KPN NV	39	672
Telefonica SA	49	1,383
Verizon Communications Inc.	55	2,424
		6,942
UTILITIES - 4.9%
Constellation Energy Group Inc.	39	3,303
E.ON AG	20	3,664
Energy East Corp.	36	972
Exelon Corp.	7	490
NorthWestern Corp.	7	185
RWE AG	15	1,944
Suez SA	18	1,070
TXU Corp.	38	2,579
		14,207

Total Common Stocks (cost $255,215)		256,596

OTHER EQUITY INTERESTS - 0.0%
INDUSTRIALS - 0.0%
Northwest Airlines Corp., Contingent Distribution (u)	725	62

Total Other Equity Interests (cost $83)		62

OPTIONS - 0.5%
Dow Jones EURO STOXX 50, Put Option, Strike Price $4,088.73, Expiration 06/20/08	1	244
MeadWestvaco Call Option, Strike Price $0, Expiration 10/05/07	24	705
S&P 500 Index Put Option, Strike Price $1,250, Expiration 06/21/08	-	138
S&P 500 Index Put Option, Strike Price $1,375, Expiration 06/21/08	-	297

Total Options (cost $1,743)		1,384

RIGHTS - 0.2%
Fortis - Rights	92	488

Total Rights (cost $618)		488

CORPORATE BONDS AND NOTES - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Dana Corp., 6.50%, 03/01/09 (d)	72	59
Dana Corp., 5.85%, 01/15/15 (d)	65	51
Dana Corp., 7.00%, 03/15/28 (d)	115	93
Trump Entertainment Resorts Inc., 8.50%, 06/01/15	245	205

		408
ENERGY - 0.1%
Calpine Corp., 8.50%, 07/15/10 (d) (f)	95	103
Calpine Corp., 9.88%, 12/01/11 (d) (f)	33	35
Calpine Corp., 8.75%, 07/15/13 (d) (f)	48	52
		190
FINANCIALS - 0.7%
Cerberus Capital Management LP, 12.00%, 07/31/14 (e) (s) (t)	1,950	2,045

Total Corporate Bonds and Notes (cost $2,571)		2,643

SHORT TERM INVESTMENTS - 9.1%
Federal Home Loan Bank - 9.0%
Federal Home Loan Bank, 4.00%, 10/01/07 (j)	12,400	12,401
Federal Home Loan Bank, 4.68%, 10/09/07 (j)	3,000	2,997
Federal Home Loan Bank, 4.95%, 10/30/07 (j)	2,000	1,992
Federal Home Loan Bank, 5.04%, 11/09/07 (j)	1,000	995
Federal Home Loan Bank, 4.57%, 11/28/07 (j)	2,000	1,985
Federal Home Loan Bank, 4.71%, 12/07/07 (j)	2,000	1,982
Federal Home Loan Bank, 5.03%, 01/23/08 (j)	2,000	1,968
Federal Home Loan Bank, 4.45%, 02/22/08 (j)	1,500	1,473
		25,793
Mutual Funds - 0.1%
JNL Money Market Fund, 5.07% (a) (h)	193	193

Total Short Term Investments (cost $25,986)		25,986

Total Investments - 99.7% (cost $286,216)		287,159
Securities Sold Short, Net – (0.2%)		(435)
Other Assets and Liabilities, Net - 0.5%		1,164
Total Net Assets - 100%		$ 287,888

Securities Sold Short - 0.2%
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
LVMH Moet Hennessy Louis Vuitton SA	-	36

MATERIALS - 0.1%
Vulcan Materials Co.	4	399

Total Securities Sold Short - 0.2% (proceeds $511)		$ 435

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 19.8%
Bassett Furniture Industries Inc.	31	$ 322
Bob Evans Farms Inc.	7	211
Brown Shoe Co. Inc.	86	1,665
Brunswick Corp.	62	1,417

Christopher & Banks Corp. (b)	82	991
Dillard's Inc. - Class A (b)	5	103
Ethan Allen Interiors Inc. (b)	32	1,046
Fred's Inc.	59	620
Gentex Corp. (b)	28	594
Gymboree Corp. (c)	16	546
Hooker Furniture Corp. (b)	75	1,502
HOT Topic Inc. (c)	74	552
La-Z-Boy Inc. (b)	90	664
M/I Homes Inc. (b)	65	901
MDC Holdings Inc. (b)	33	1,331
Men's Wearhouse Inc. (b)	18	909
Monaco Coach Corp. (b)	95	1,333
Pier 1 Imports Inc. (b) (c)	81	382
Regis Corp.	66	2,090
Russ Berrie & Co. Inc. (b) (c)	44	739
Superior Industries International Inc.	37	803
Thor Industries Inc. (b)	50	2,250
Timberland Co. - Class A (b) (c)	38	720
Tuesday Morning Corp. (b)	95	854
Warnaco Group Inc. (c)	59	2,305
West Marine Inc. (b) (c)	90	1,040
Winnebago Industries Inc. (b)	54	1,278
Zale Corp. (b) (c)	25	588
		27,756
CONSUMER STAPLES - 1.5%
Casey's General Stores Inc.	68	1,883
Lancaster Colony Corp. (b)	5	172
		2,055
ENERGY - 9.4%
Atwood Oceanics Inc. (b) (c)	15	1,148
Bristow Group Inc. (b) (c)	32	1,403
General Maritime Corp.	6	156
Global Industries Ltd. (b) (c)	22	577
Helix Energy Solutions Group Inc. (b) (c)	41	1,741
Oil States International Inc. (b) (c)	33	1,570
Overseas Shipholding Group	21	1,613
Rowan Cos. Inc. (b)	26	933
Teekay Shipping Corp. (b)	44	2,588
Tidewater Inc. (b)	12	754
Unit Corp. (c)	14	678
		13,161
FINANCIALS - 14.0%
American National Insurance Co.	8	1,052
Arbor Realty Trust Inc.	29	548
Arthur J Gallagher & Co. (b)	41	1,188
Aspen Insurance Holdings Ltd.	80	2,231
Chemical Financial Corp. (b)	50	1,208
Corus Bankshares Inc. (b)	43	564
Erie Indemnity Co. - Class A	21	1,284

First Indiana Corp.	15	470
IPC Holdings Ltd. (b)	59	1,702
Montpelier Re Holdings Ltd. (b)	104	1,834
Peoples Bancorp Inc. (b)	21	550
PMI Group Inc. (b)	20	654
Protective Life Corp.	30	1,273
RLI Corp. (b)	22	1,219
Security Capital Assurance Ltd.	39	898
StanCorp Financial Group Inc.	23	1,139
TrustCo Bank Corp. (b)	160	1,749
		19,563
HEALTH CARE - 2.8%
Hillenbrand Industries Inc.	28	1,540
STERIS Corp.	47	1,285
West Pharmaceutical Services Inc.	25	1,042
		3,867
INDUSTRIALS - 25.2%
ABM Industries Inc.	57	1,137
American Woodmark Corp. (b)	35	868
AO Smith Corp.	12	544
Apogee Enterprises Inc. (b)	85	2,205
Applied Industrial Tech Inc.	5	160
Astec Industries Inc. (c)	7	419
Baldor Electric Co. (b)	-	4
Brady Corp. - Class A (b)	55	1,973
Briggs & Stratton Corp. (b)	43	1,083
Carlisle Cos. Inc.	26	1,264
CIRCOR International Inc. (b)	30	1,376
CNH Global NV	13	790
Dollar Thrifty Automotive Group Inc. (c)	15	520
EMCOR Group Inc. (c)	19	590
Franklin Electric Co. Inc. (b)	18	730
Genesee & Wyoming Inc. - Class A (c)	55	1,586
Genlyte Group Inc. (b) (c)	14	868
Graco Inc. (b)	45	1,760
Kansas City Southern (b) (c)	18	563
Kennametal Inc.	25	2,100
Mine Safety Appliances Co. (b)	48	2,236
Mueller Industries Inc.	57	2,045
Nordson Corp. (b)	19	954
Powell Industries Inc. (c)	21	796
Simpson Manufacturing Co. Inc. (b)	17	526
SkyWest Inc.	53	1,321
Teleflex Inc.	20	1,519
Timken Co.	10	353
Trinity Industries Inc. (b)	24	901
Universal Forest Products Inc.	53	1,585
Wabash National Corp. (b)	127	1,428
Watts Water Technologies Inc. (b)	34	1,044
		35,248

INFORMATION TECHNOLOGY - 5.2%
Avocent Corp. (b) (c)	60	1,747
Benchmark Electronics Inc. (b) (c)	52	1,236
Cohu Inc.	78	1,463
Mettler Toledo International Inc. (c)	18	1,836
Omnivision Technologies Inc. (b) (c)	43	971
		7,253
MATERIALS - 15.0%
Airgas Inc.	34	1,755
AptarGroup Inc.	40	1,515
Bemis Co. Inc. (b)	36	1,048
Bowater Inc.	41	604
Cabot Corp.	31	1,087
Gerdau AmeriSteel Corp. (b)	143	1,709
Gibraltar Industries Inc. (b)	111	2,046
Glatfelter (b)	72	1,063
Mercer International Inc. (b) (c)	52	487
Reliance Steel & Aluminum Co.	45	2,544
RPM International Inc.	77	1,844
Steel Dynamics Inc.	84	3,923
Westlake Chemical Corp. (b)	60	1,520
		21,145
UTILITIES - 2.4%
Atmos Energy Corp.	22	622
Energen Corp.	34	1,925
Sierra Pacific Resources	53	834
		3,380

Total Common Stocks (cost $119,890)		133,428

SHORT TERM INVESTMENTS - 39.4%
Mutual Funds - 4.7%
JNL Money Market Fund, 5.07% (a) (h)	6,553	6,553

Securities Lending Collateral - 34.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	48,612	48,612

Total Short Term Investments (cost $55,165)		55,165

Total Investments - 134.7% (cost $175,055)		188,593
Other Assets and Liabilities, Net - (34.7%)		(48,625)
Total Net Assets - 100%		$ 139,968

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (e)	491	$ 5

CONSUMER STAPLES - 0.0%
VFB LLC (c) (e)	79	1

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (e)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (e)	2	11

Total Common Stocks (cost $433)		17

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
TCR Holdings - Class B (e)	-	-
TCR Holdings - Class C (e)	-	-
TCR Holdings - Class D (e)	1	-
TCR Holdings - Class E (e)	1	-

Total Preferred Stocks (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 31.2%
Adjustable Rate Mortgage Trust, 4.99%, 04/25/35 (i)	$ 531	525
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (e)	247	-
Amortizing Residential Collateral Trust, 6.33%, 08/25/32 (i)	93	43
Asset Backed Securities Corp. Home Equity, 8.16%, 04/15/33 (i)	69	66
Banc of America Commercial Mortgage Inc., 5.35%, 09/10/47 (i)	4,000	3,953
Banc of America Commercial Mortgage Inc., 5.41%, 09/10/47	4,700	4,658
Banc of America Funding Corp., 5.83%, 06/01/36 (i)	2,994	2,997
Bank of America Funding Corp., 5.79%, 10/25/36	2,621	2,619
Banc of America Mortgage Securities, 4.80%, 09/25/35 (i)	1,847	1,818
Bear Stearns Adjustable Rate Mortgage Trust, 4.45%, 04/25/34 (i)	846	836
Bear Stearns Adjustable Rate Mortgage Trust, 4.77%, 11/25/34 (i)	2,068	2,045
Bear Stearns Adjustable Rate Mortgage Trust, 5.08%, 06/25/35	2,042	2,018
Bear Stearns Alt-A Trust, 6.36%, 09/25/47 (i)	4,902	4,874
Bear Stearns Commercial Mortgage Securities Inc., 5.20%, 12/11/38	5,000	4,874
Bear Stearns Commercial Mortgage Securities Inc., 5.33%, 02/11/44	6,000	5,884
Bear Stearns Mortgage Funding Trust, 5.29%, 05/25/36 (i)	4,381	4,297
Carrington Mortgage Loan Trust, 5.36%, 12/25/35 (i)	413	411
Chase Mortgage Finance Corp., 4.17%, 02/25/37	920	907
Citigroup Mortgage Loan Trust Inc., 5.67%, 12/25/35 (i)	2,499	2,498
Commercial Mortgage Asset Trust, 7.35%, 01/17/32	400	440
Countrywide Alternative Loan Trust, 6.48%, 9/25/35 (i)	397	392
Countrywide Asset-Backed Certificates, 6.38%, 06/25/34 (i)	640	571
Countrywide Home Equity Loan Trust, 5.95%, 05/15/36 (i)	2,260	2,207
Countrywide Home Loan Mortgage Pass Through Trust, 4.50%, 02/19/34 (i)	1,255	1,244
Countrywide Home Loan Mortgage Pass Through Trust, 4.56%, 11/20/34 (i)	702	692
Countrywide Home Loan Mortgage Pass Through Trust, 4.90%, 08/20/35 (i)	2,902	2,860
Credit Suisse Mortgage Capital Certificates, 5.61%, 02/15/39 (i)	3,060	3,069
Credit Suisse Mortgage Capital Certificates, 5.47%, 09/15/39	6,000	5,957
Deutsche Bank Alternate Loan Trust, 4.98%, 08/25/35 (i)	1,615	1,604
Downey Savings & Loan Association Mortgage Loan Trust, 5.90%, 03/19/46 (i)	676	669
Downey Savings & Loan Association Mortgage Loan Trust, 5.90%, 03/19/47 (i)	676	664

First Horizon Mortgage Pass Through-Trust, 4.75%, 12/25/34 (i)	285	281
First Union National Bank Commercial Mortgage - Interest Only, 0.78%, 05/17/32 (i)	10,954	212
Green Tree Financial Corp., 7.07%, 01/15/29	415	427
GSMPS Mortgage Loan Trust, 5.36%, 02/25/35 (f) (i)	262	261
GSR Mortgage Loan Trust, 4.94%, 10/25/35 (i)	1,445	1,446
Harborview Mortgage Loan Trust, 5.84%, 06/20/35 (i)	1,866	1,829
Harborview Mortgage Loan Trust, 5.75%, 12/19/35 (i)	1,516	1,479
Harborview Mortgage Loan Trust, 5.75%, 01/19/36 (i)	1,856	1,815
Harborview Mortgage Loan Trust, 5.71%, 12/31/49 (i)	1,521	1,490
Impac CMB Trust, 5.45%, 03/25/35 (i)	1,438	1,427
IndyMac Index Mortgage Loan Trust, 5.44%, 06/25/34 (i)	831	814
IndyMac Index Mortgage Loan Trust, 5.33%, 03/25/35 (i)	1,837	1,794
IndyMac Index Mortgage Loan Trust, 5.37%, 08/25/35 (i)	1,124	1,123
IndyMac Index Mortgage Loan Trust, 5.45%, 09/25/35 (i)	1,401	1,386
IndyMac Index Mortgage Loan Trust, 5.34%, 05/25/46 (i)	1,631	1,593
IXIS Real Estate Capital Trust, 5.19%, 08/25/36 (i)	275	274
JPMorgan Chase Commercial Mortgage Securities Corp., 4.94%, 08/15/42	7,000	6,758
JPMorgan Chase Commercial Mortgage Securities Corp., 5.81%, 06/12/43	3,020	3,078
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 01/15/47	6,000	5,912
JPMorgan Chase Commercial Mortgage Securities Corp., 5.33%, 05/15/47	6,000	5,887
LB-UBS Commercial Mortgage Trust, 6.65%, 11/15/27	6,000	6,309
LB-UBS Commercial Mortgage Trust, 5.32%, 09/15/39	5,000	4,942
Lehman Brothers Capital Trust VII, 5.86% (callable at 100 beginning 05/31/12) (p)	475	453
Lehman XS Trust, 5.39%, 02/25/46 (i)	3,261	3,186
Lehman XS Trust, 5.98%, 09/25/47 (e) (i)	1,996	1,988
Luminent Mortgage Trust, 5.32%, 07/25/36 (i)	1,446	1,410
Luminent Mortgage Trust, 5.32%, 05/25/46 (i)	1,008	980
MASTR Adjustable Rate Mortgages Trust, 6.50%, 10/25/34 (i)	649	651
MASTR Adjustable Rate Mortgages Trust, 5.25%, 12/25/34 (i)	281	284
MASTR Adjustable Rate Mortgages Trust, 4.84%, 01/25/36 (i)	1,562	1,537
MASTR Seasoned Securities Trust, 6.26%, 10/25/32 (i)	787	773
Merit Securities Corp., 6.63%, 09/28/32 (f) (i)	668	615
Merrill Lynch Mortgage Investors Inc., 5.00%, 09/25/35 (f)	5	5
Merrill Lynch Mortgage Trust, 5.84%, 05/12/39 (i)	1,240	1,259
Mid-State Trust, 7.34%, 07/01/35	303	325
Morgan Stanley Mortgage Loan Trust, 6.13%, 08/25/34 (i)	348	347
Morgan Stanley Mortgage Loan Trust, 5.70%, 03/25/36 (i)	2,726	2,763
Morgan Stanley Mortgage Loan Trust, 5.25%, 10/25/36 (i)	585	585
Residential Accredit Loans Inc., 6.55%, 11/25/37, TBA (e) (g)	4,999	5,016
Residential Accredit Loans Inc., 5.98%, 01/25/46 (i)	1,813	1,768
Residential Funding Mortgage Security I, 4.91%, 08/25/35 (i)	1,237	1,229
Residential Funding Mortgage Security I, 5.19%, 09/25/35	1,599	1,567
Residential Funding Mortgage Security I, 5.21%, 09/25/35	2,253	2,218
Sail Net Interest Margin Notes, 7.75%, 04/27/33 (f)	6	1
Sail Net Interest Margin Notes, 5.50%, 03/27/34 (f)	45	3
SLM Student Loan Trust, 5.37%, 10/25/17 (i)	4,400	4,402
Structured Adjustable Rate Mortgage Trust, 4.38%, 05/25/34	979	959
Structured Adjustable Rate Mortgage Trust, 5.25%, 09/25/34	401	400
Structured Adjustable Rate Mortgage Trust, 5.45%, 11/25/34	1,774	1,772
Structured Asset Mortgage Investments Inc., 7.51%, 08/25/35 (i)	271	274

Structured Asset Mortgage Investments Inc., 6.39%, 12/31/49, TBA (g)	4,641	4,629
Structured Asset Securities Corp., 4.53%, 09/25/33	1,000	992
Thornburg Mortgage Securities Trust, 5.37%, 07/25/45 (i)	387	386
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.44%, 10/25/36 (i)	2,223	2,221
Washington Mutual Mortgage Backed Securities Trust, 5.06%, 12/25/35 (i)	3,529	3,500
Washington Mutual Mortgage Pass-Through Certificates, 4.24%, 06/25/34	1,211	1,192
Washington Mutual Mortgage Pass-Through Certificates, 5.50%, 04/25/37 (i)	2,010	2,007
Washington Mutual Mortgage Pass-Through Certificates, 5.36%, 04/25/45 (i)	275	270
Wells Fargo Mortgage Backed Securities Trust, 4.54%, 02/25/35 (i)	3,820	3,775
Wells Fargo Mortgage Backed Securities Trust, 5.04%, 04/25/35 (i)	4,637	4,374
Wells Fargo Mortgage Backed Securities Trust, 5.24%, 04/25/36	1,007	1,000

Total Non-U.S. Government Agency Asset-Backed Securities (cost $178,074)		177,345

CORPORATE BONDS AND NOTES - 15.0%
CONSUMER DISCRETIONARY - 2.1%
AMC Entertainment Inc., 11.00%, 02/01/16	55	59
Caesars Entertainment Inc., 8.13%, 05/15/11	125	128
Charter Communications Operating LLC, 8.38%, 04/30/14 (f)	450	452
Clear Channel Communications Inc., 6.25%, 03/15/11	760	697
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	975	1,093
CSC Holdings Inc., 8.13%, 08/15/09	150	153
CSC Holdings Inc., 7.25%, 04/15/12	250	241
DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	655	648
Dex Media West LLC, 9.88%, 08/15/13	196	208
DirecTV Holdings LLC/DirecTV Financing Co., 8.38%, 03/15/13	130	135
EchoStar DBS Corp., 6.63%, 10/01/14	575	578
General Motors Corp., 8.25%, 07/15/23 (b)	440	385
General Motors Corp., 8.38%, 07/15/33 (b)	20	18
Hertz Corp., 8.88%, 01/01/14	65	67
Idearc Inc., 8.00%, 11/15/16	315	314
Interep National Radio Sales Inc., 10.00%, 07/01/08	100	86
Interface Inc., 10.38%, 02/01/10	125	132
Interface Inc., 9.50%, 02/01/14	50	52
Las Vegas Sands Corp., 6.38%, 02/15/15	225	218
Liberty Media Corp., 7.88%, 07/15/09	1,700	1,748
MGM Mirage Inc., 6.75%, 09/01/12 (b)	205	202
MGM Mirage Inc., 7.63%, 01/15/17	360	356
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (b)	100	109
News America Inc., 5.30%, 12/15/14	1,350	1,313
Pinnacle Entertainment Inc., 8.75%, 10/01/13	175	180
Rainbow National Services LLC, 10.38%, 09/01/14 (f)	80	88
R.H. Donnelley Corp., 6.88%, 01/15/13	50	47
R.H. Donnelley Corp., 8.88%, 01/15/16	350	357
RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (f)	175	186
Sealy Mattress Co., 8.25%, 06/15/14	175	176
Service Corp. International, 6.75%, 04/01/16 (k)	10	10
Service Corp. International, 7.63%, 10/01/18	90	93
Sinclair Broadcast Group Inc., 8.00%, 03/15/12	35	36
Station Casinos Inc., 6.50%, 02/01/14	100	88

Station Casinos Inc., 6.88%, 03/01/16	15	13
Station Casinos Inc., 7.75%, 08/15/16	60	59
Time Warner Cable Inc., 6.55%, 05/01/37 (f)	1,100	1,079
Videotron Ltee, 6.38%, 12/15/15	125	118
		11,922
CONSUMER STAPLES - 0.6%
Altria Group Inc., 7.00%, 11/04/13	1,200	1,304
CVS Caremark Corp., 5.75%, 06/01/17	975	952
Dole Food Co. Inc., 7.25%, 06/15/10	50	47
Dole Food Co. Inc., 8.88%, 03/15/11 (b)	25	24
Dole Food Co. Inc., 8.75%, 07/15/13 (b) (k)	225	219
Kraft Foods Inc., 6.50%, 08/11/17	625	646
		3,192
ENERGY - 3.0%
Anadarko Petroleum Corp., 5.95%, 09/15/16	60	59
Canadian Natural Resources Ltd., 6.25%, 03/15/38	825	796
Chesapeake Energy Corp., 6.63%, 01/15/16	275	274
Chesapeake Energy Corp., 6.50%, 08/15/17 (b)	275	267
Commonwealth Edison Co., 5.88%, 02/01/33	550	515
Commonwealth Edison Co., 5.90%, 03/15/36	600	562
Compagnie Generale de Geophysique SA, 7.50%, 05/15/15	80	82
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	190	196
Dresser-Rand Group Inc., 7.38%, 11/01/14 (k)	213	212
El Paso Corp., 7.75%, 07/15/11 (f)	1,290	1,325
El Paso Corp., 7.88%, 06/15/12 (b)	325	340
El Paso Corp., 7.80%, 08/01/31	33	34
El Paso Corp., 7.75%, 01/15/32 (b)	515	523
Energy Transfer Partners LP, 5.95%, 02/01/15	1,850	1,804
Enterprise Products Operating LP, 7.03, 01/15/68	775	710
EXCO Resources Inc., 7.25%, 01/15/11	250	249
Gulf South Pipeline Co., 6.30%, 08/15/17 (f)	1,200	1,210
Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	150	145
Kerr-McGee Corp., 6.95%, 07/01/24	1,460	1,513
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,750	1,651
Nexen Inc., 6.40%, 05/15/37	1,200	1,166
ONEOK Partners LP, 6.65%, 10/01/36	1,225	1,208
ONEOK Partners LP, 6.85%, 10/15/37	375	378
OPTI Canada Inc., 8.25%, 12/15/14 (f)	105	106
Peabody Energy Corp., 6.88%, 03/15/13	80	81
Pogo Producing Co., 6.63%, 03/15/15	40	40
Pogo Producing Co., 6.88%, 10/01/17	125	126
Southern Natural Gas Co., 5.90%, 04/01/17 (f)	120	117
Valero Energy Corp., 7.50%, 04/15/32	825	905
Whiting Petroleum Corp., 7.00%, 02/01/14	150	144
Williams Cos. Inc., 7.13%, 09/01/11	50	52
Williams Cos. Inc., 7.63%, 07/15/19	75	80
Williams Cos. Inc., 7.88%, 09/01/21	100	109
		16,979
FINANCIALS - 6.7%
American International Group Inc., 6.25%, 03/15/37	470	442

ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (f) (p)		1,075	1,046
Bank of America Corp., 5.42%, 03/15/17		1,300	1,264
Chubb Corp., 6.38%, 03/29/37 (b)		825	820
Citigroup Inc., 4.13%, 02/22/10		1,840	1,807
CNA Financial Corp., 7.25%, 11/15/23		1,500	1,551
Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (e)		234	2
Corp Andina de Fomento, 6.88%, 03/15/12		1,050	1,112
Credit Suisse USA Inc., 5.50%, 08/16/11		330	333
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15		1,275	1,222
European Investment Bank, 4.63%, 03/21/12		550	548
Ford Motor Credit Co., 5.80%, 01/12/09		2,500	2,415
Ford Motor Credit Co., 7.88%, 06/15/10		1,375	1,344
Ford Motor Credit Co., 10.94%, 06/15/11 (i)		600	612
General Motors Acceptance Corp., 4.38%, 12/10/07		240	239
General Motors Acceptance Corp., 5.13%, 05/09/08 (b)		170	169
General Motors Acceptance Corp., 5.85%, 01/14/09		240	235
General Motors Acceptance Corp., 5.63%, 05/15/09		1,300	1,266
General Motors Acceptance Corp., 7.25%, 03/02/11		25	24
General Motors Acceptance Corp., 6.88%, 09/15/11		1,025	975
General Motors Acceptance Corp., 8.00%, 11/01/31		75	74
Host Marriott LP, 7.13%, 11/01/13		50	50
Host Marriott LP, 6.38%, 03/15/15		195	191
International Bank for Reconstruction & Development, 13.63%, 05/09/17	TRY	4,770	4,010
JPMorgan Chase & Co., 6.63%, 03/15/12		1,168	1,226
Lehman Brothers Holdings Inc., 4.50%, 07/26/10		400	389
Lehman Brothers Holdings Inc., 5.25%, 02/06/12		500	490
Lehman Brothers Holdings Inc., 6.20%, 09/26/14		1,175	1,180
Lehman Brothers Holdings Inc., 6.50%, 07/19/17		125	127
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		700	722
Morgan Stanley, 5.75%, 08/31/12 (b)		1,325	1,327
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (p)		935	889
Nebco Evans Holding Co., 12.38%, 07/15/07 (d) (e)		350	-
Residential Capital Corp., 6.38%, 06/30/10 (k)		1,250	1,038
Resona Preferred Global Securities Cayman Ltd.,
7.19%, (callable at 100 beginning 07/30/15) (f) (p)		2,025	2,032
Travelers Cos. Inc., 6.25%, 03/15/37		630	609
Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14		400	388
Wachovia Corp., 5.25%, 08/01/14		1,730	1,695
Wells Fargo & Co., 5.30%, 08/26/11		1,250	1,257
White Mountains Re Group Inc., 6.38%, 03/20/17 (f)		1,275	1,239
ZFS Finance USA Trust I, 5.88%, 05/09/32 (f)		1,225	1,166
			37,525
HEALTH CARE - 0.3%
DaVita Inc., 6.63%, 03/15/13		300	298
HCA Inc., 6.30%, 10/01/12		29	26
HCA Inc., 6.25%, 02/15/13		340	301
HCA Inc., 5.75%, 03/15/14		469	393
HCA Inc., 9.13%, 11/15/14 (f)		60	63
HCA Inc., 9.25%, 11/15/16 (f)		460	489
HCA Inc., 9.63%, 11/15/16 (f)		68	73

Tenet Healthcare Corp., 7.38%, 02/01/13	228	193
		1,836
INDUSTRIALS - 0.4%
Continental Airlines Inc., 6.54%, 03/15/08	9	9
Corrections Corp. of America, 6.25%, 03/15/13	100	99
DRS Technologies Inc., 7.63%, 02/01/18	50	51
Holt Group Inc., 9.75%, 01/15/06 (d) (e)	200	-
L-3 Communications Corp., 7.63%, 06/15/12	200	205
Radnor Holdings Corp., 11.00%, 03/15/10 (d)	125	-
Safety-Kleen Services, 9.25%, 06/01/08 (d)	375	-
Tyco Electronics Group SA, 6.00%, 10/01/12 (f)	450	455
Tyco International Group SA, 6.13%, 11/01/08	1,125	1,137
Tyco International Group SA, 6.00%, 11/15/13	590	596
		2,552
INFORMATION TECHNOLOGY - 0.3%
Freescale Semiconductor Inc., 8.88%, 12/15/14	75	72
NXP BV, 9.50%, 10/15/15	130	121
Sungard Data Systems Inc., 9.13%, 08/15/13	75	78
TGI International Ltd., 9.50%, 10/03/17 (f)	450	450
Xerox Corp., 5.5%, 5/15/2012	1,050	1,042
		1,763
MATERIALS - 0.3%
Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	100	105
Graphic Packaging International Corp., 9.50%, 08/15/13 (b)	190	195
Methanex Corp., 8.75%, 08/15/12	175	186
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	388
Plastipak Holdings Inc., 8.50%, 12/15/15 (f)	150	155
Smurfit Capital Funding Plc, 7.50%, 11/20/25	225	216
Weyerhaeuser Co., 6.75%, 03/15/12	440	456
		1,701
TELECOMMUNICATION SERVICES - 0.9%
American Tower Corp., 7.50%, 05/01/12	125	128
Citizens Communications Co., 7.13%, 03/15/19	105	103
FTD Inc., 7.75%, 02/15/14	170	162
Level 3 Financing Inc., 8.75%, 02/15/17	190	183
Nextel Communications Inc., 6.88%, 10/31/13	780	783
Nextel Communications Inc., 7.38%, 08/01/15	650	661
PanAmSat Corp., 9.00%, 08/15/14 (b)	65	67
PanAmSat Corp., 9.00%, 06/15/16	85	88
Qwest Communications International Inc., 7.50%, 02/15/14	255	258
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	80	81
Qwest Corp., 8.88%, 03/15/12 (k)	125	136
Sprint Capital Corp., 8.38%, 03/15/12	1,150	1,267
Sprint Capital Corp., 8.75%, 03/15/32	350	401
Sprint Nextel Corp., 6.00%, 12/01/16 (b)	20	19
Telecom Italia Capital SA, 6.00%, 09/30/34	925	860
Windstream Corp., 8.63%, 08/01/16	180	192
		5,389
UTILITIES - 0.4%
AES Corp., 9.38%, 09/15/10	250	264

AES Corp., 8.88%, 02/15/11		50	52
AES Corp., 7.75%, 03/01/14		95	96
FirstEnergy Corp., 6.45%, 11/15/11		510	527
FirstEnergy Corp., 7.38%, 11/15/31		240	263
NRG Energy Inc., 7.25%, 02/01/14		100	100
NRG Energy Inc., 7.38%, 02/01/16		485	486
Pacific Gas & Electric Co., 6.05%, 03/01/34		450	442
Pacific Gas & Electric Co., 5.80%, 03/01/37		300	284
			2,514

Total Corporate Bonds and Notes (cost $87,229)			85,373

GOVERNMENT AND AGENCY OBLIGATIONS - 50.4%
GOVERNMENT SECURITIES - 23.0%
Municipals - 0.2%
Tennessee Valley Authority, 5.98%, 04/01/36		1,250	1,371

Sovereign - 3.4%
Federative Republic of Brazil - Credit Linked Note, 6.00%, 05/15/17		9,761	10,482
Province of Quebec, Canada, 4.60%, 05/26/15		1,475	1,429
Region of Lombardy Italy, 5.80%, 10/25/32		750	767
Republic of Argentina, 7.00%, 09/12/13		3,850	3,357
Republic of Argentina, 2.00%, 01/03/16	ARS	6,247	2,935
Republic of Argentina, 5.83%, 12/31/33	ARS	1,190	467
			19,437
U.S. Treasury Securities - 19.4%
U.S. Treasury Bond, 8.88%, 08/15/17 (b)		130	173
U.S. Treasury Bond, 6.75%, 08/15/26 (j)		800	314
U.S. Treasury Bond, 6.50%, 11/15/26 (j)		2,000	776
U.S. Treasury Bond, 6.13%, 11/15/27 (b)		100	116
U.S. Treasury Bond, 4.50%, 02/15/36 (b)		4,200	3,982
U.S. Treasury Bond, 4.75%, 02/15/37, TBA (b) (g)		4,435	4,374
U.S. Treasury Bond, 5.00%, 05/15/37 (b)		1,400	1,436
U.S. Treasury Note, 4.88%, 10/31/08 (b)		10,900	10,995
U.S. Treasury Note, 4.50%, 03/31/09 (b)		11,380	11,468
U.S. Treasury Note, 4.00%, 08/31/09		30,000	30,020
U.S. Treasury Note, 3.50%, 02/15/10 (b)		4,395	4,345
U.S. Treasury Note, 4.50%, 02/28/11 (b)		5,590	5,668
U.S. Treasury Note, 4.63%, 10/31/11 (b)		90	92
U.S. Treasury Note, 4.75%, 01/31/12 (b)		14,370	14,699
U.S. Treasury Note, 4.50%, 04/30/12 (b)		2,000	2,025
U.S. Treasury Note, 4.00%, 02/15/14 (b)		100	98
U.S. Treasury Note, 4.63%, 11/15/16 (b)		18,240	18,330
U.S. Treasury Note, 4.50%, 05/15/17, TBA (b) (g)		900	895
			109,806
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 27.4%
Federal Farm Credit Banks - 0.4%
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (f)		2,100	2,102

Federal Home Loan Bank - 7.0%

Federal Home Loan Bank, 5.10%, 09/19/08	500	502
Federal Home Loan Bank, 5.40%, 01/02/09	950	950
Federal Home Loan Bank, 5.00%, 03/14/14 (b)	16,000	16,191
Federal Home Loan Bank, 4.88%, 06/13/14 (b)	20,000	19,993
Federal Home Loan Bank, 5.50%, 07/15/36 (b)	2,000	2,062
		39,698
Federal Home Loan Mortgage Corp. - 6.3%
Federal Home Loan Mortgage Corp., 5.50%, 08/20/12 (b)	1,000	1,037
Federal Home Loan Mortgage Corp., 4.63%, 10/25/12 (b)	2,500	2,497
Federal Home Loan Mortgage Corp., 5.50%, 08/23/17 (b)	5,700	5,924
Federal Home Loan Mortgage Corp., 4.00%, 06/01/18	14,697	13,900
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19	9,352	9,010
Federal Home Loan Mortgage Corp., 1,156.50%, 06/15/21	-	1
Federal Home Loan Mortgage Corp., 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%) (i) (j)	60	63
Federal Home Loan Mortgage Corp., 0.21%, 09/15/35 (i)	515	531
Federal Home Loan Mortgage Corp., 6.07%, 01/01/37 (i)	2,375	2,409
Federal Home Loan Mortgage Corp., 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%) (i) (j)	505	577
		35,949
Federal National Mortgage Association - 13.7%
Federal National Mortgage Association, 6.63%, 09/15/09 (b)	620	646
Federal National Mortgage Association, 10.40%, 04/25/19	3	3
Federal National Mortgage Association, 6.00%, 09/01/19	2,075	2,103
Federal National Mortgage Association, 6.00%, 12/01/20	2,608	2,643
Federal National Mortgage Association, 6.50%, 02/01/26	10	10
Federal National Mortgage Association, 7.50%, 08/01/29	-	-
Federal National Mortgage Association, 8.00%, 08/01/29	2	2
Federal National Mortgage Association, 7.50%, 09/01/29	-	-
Federal National Mortgage Association, 7.50%, 12/01/29, TBA (g)	5,000	5,178
Federal National Mortgage Association, 8.00%, 04/01/30	7	8
Federal National Mortgage Association, 7.50%, 05/01/30	-	-
Federal National Mortgage Association, 7.50%, 06/01/30	-	-
Federal National Mortgage Association, 7.50%, 06/01/30	-	-
Federal National Mortgage Association, 7.50%, 07/01/30	-	-
Federal National Mortgage Association, 8.00%, 07/01/30	18	18
Federal National Mortgage Association, 8.00%, 08/01/30	5	5
Federal National Mortgage Association, 7.50%, 09/01/30	-	-
Federal National Mortgage Association, 8.00%, 10/01/30	83	89
Federal National Mortgage Association, 7.00%, 10/16/30, TBA (g)	15,000	15,478
Federal National Mortgage Association, 7.50%, 11/01/30	-	-
Federal National Mortgage Association, 7.50%, 12/01/30	-	-
Federal National Mortgage Association, 7.50%, 01/01/31	-	-
Federal National Mortgage Association, 8.00%, 01/01/31	34	35
Federal National Mortgage Association, 8.00%, 01/01/31	22	23
Federal National Mortgage Association, 7.50%, 02/01/31	-	-
Federal National Mortgage Association, 8.00%, 02/01/31	6	6
Federal National Mortgage Association, 7.50%, 03/01/31	-	-
Federal National Mortgage Association, 6.00%, 07/01/32	16	16
Federal National Mortgage Association, 7.00%, 07/01/32	24	25
Federal National Mortgage Association, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%) (i) (j)	189	186
Federal National Mortgage Association, 5.00%, 06/01/35	429	410

Federal National Mortgage Association, 5.00%, 09/01/35	828	791
Federal National Mortgage Association, 5.00%, 09/01/35	283	270
Federal National Mortgage Association, 5.00%, 09/01/35	44	42
Federal National Mortgage Association, 5.00%, 09/01/35	227	217
Federal National Mortgage Association, 5.00%, 11/01/35	39	37
Federal National Mortgage Association, 5.00%, 11/01/35	43	41
Federal National Mortgage Association, 5.00%, 11/01/35	38	36
Federal National Mortgage Association, 7.01%, 11/01/35 (i)	276	285
Federal National Mortgage Association, 5.00%, 12/01/35	24	23
Federal National Mortgage Association, 5.00%, 01/01/36	441	421
Federal National Mortgage Association, 5.00%, 02/01/36	5,594	5,345
Federal National Mortgage Association, 5.00%, 05/01/36	14,608	13,938
Federal National Mortgage Association, 7.39%, 05/01/36 (i)	1,571	1,605
Federal National Mortgage Association, 7.51%, 05/01/36 (i)	1,556	1,592
Federal National Mortgage Association, 7.46%, 07/01/36 (i)	1,573	1,609
Federal National Mortgage Association, 7.52%, 08/01/36 (i)	1,627	1,665
Federal National Mortgage Association, 7.38%, 09/01/36 (i)	1,635	1,669
Federal National Mortgage Association, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%) (i) (j)	271	291
Federal National Mortgage Association, 7.00%, 04/01/37, TBA (g)	20,496	21,155
		77,916

Total Government and Agency Obligations (cost $282,441)		286,279

SHORT TERM INVESTMENTS - 31.9%
Mutual Funds - 4.1%
JNL Money Market Fund, 5.07% (a) (h)	23,074	23,074

Securities Lending Collateral - 23.4%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	133,582	133,582

Commercial Paper - 4.4%
Chariot Funding LLC, 5.76%, 10/10/07	4,417	4,410
Charta LLC, 6.20%, 10/12/07	3,920	3,913
CRC Funding LLC, 5.77%, 10/22/07	4,417	4,401
Falcon Asset Securitization Corp LLC, 6.30%, 10/09/07	3,920	3,915
Galleon Capital Inc., 4.67%, 11/01/07	4,417	4,397
Yorktown Capital LLC, 6.20%, 10/01/07	3,920	3,920
		24,956

Total Short Term Investments (cost $181,612)		181,612

Total Investments - 128.5% (cost $729,789)		730,626
Other Assets and Liabilities, Net - (28.5%)		(162,137)
Total Net Assets - 100%		$ 568,489

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 9.7%
BorgWarner Inc.	11	$ 1,014
Boyd Gaming Corp.	18	763

Charter Communications Inc. - Class A (b) (c)	490	1,263
Ford Motor Co. (b) (c)	79	672
Fortune Brands Inc.	22	1,763
H&R Block Inc. (b)	109	2,316
J.C. Penney Co. Inc.	39	2,478
Johnson Controls Inc.	34	3,991
Lennar Corp. (b)	17	379
Mattel Inc.	58	1,363
Newell Rubbermaid Inc.	119	3,444
Ross Stores Inc. (b)	30	759
Tenneco Automotive Inc. (c)	30	936
		21,141
CONSUMER STAPLES - 5.8%
Clorox Co.	53	3,229
Coca-Cola Enterprises Inc.	35	842
ConAgra Foods Inc.	21	550
Loews Corp. - Carolina Group	11	868
Pepsi Bottling Group Inc.	16	604
Reynolds American Inc. (b)	14	881
Safeway Inc.	42	1,387
Smithfield Foods Inc. (c)	14	442
SUPERVALU Inc.	99	3,876
		12,679
ENERGY - 11.7%
EOG Resources Inc.	44	3,210
Hess Corp.	74	4,913
Oil States International Inc. (c)	7	359
Range Resources Corp. (b)	159	6,468
Tesoro Corp.	22	991
Weatherford International Ltd. (c)	16	1,090
W-H Energy Services Inc. (c)	17	1,233
Williams Cos. Inc.	208	7,099
		25,363
FINANCIALS - 25.3%
AMBAC Financial Group Inc. (b)	55	3,464
Annaly Capital Management Inc.	67	1,070
Apartment Investment & Management Co. (b)	66	2,997
Assurant Inc.	29	1,564
Astoria Financial Corp.	49	1,312
Brandywine Realty Trust (b)	49	1,251
Camden Property Trust	16	1,034
CIT Group Inc.	49	1,982
Commerce Bancorp Inc. (b)	42	1,644
Commerce Bancshares Inc.	32	1,486
DCT Industrial Trust Inc.	103	1,079
Developers Diversified Realty Corp.	20	1,119
Everest Re Group Ltd. (b)	28	3,093
Highwoods Properties Inc. (b)	62	2,271
Hudson City Bancorp Inc. (b)	94	1,443
KeyCorp	102	3,282

Lazard Ltd. - Class A	15	635
Liberty Property Trust	58	2,347
M&T Bank Corp.	40	4,155
Mack-Cali Realty Corp.	37	1,526
Northern Trust Corp.	41	2,731
PartnerRe Ltd.	23	1,839
Pennsylvania Real Estate Investment Trust (b)	57	2,219
Philadelphia Consolidated Holding Co. (c)	23	964
PMI Group Inc.	20	662
RenaissanceRe Holdings Ltd.	17	1,129
UnumProvident Corp.	43	1,043
Vornado Realty Trust	21	2,308
Webster Financial Corp.	57	2,394
XL Capital Ltd. - Class A	12	983
		55,026
HEALTH CARE - 3.1%
Coventry Health Care Inc. (c)	10	618
Edwards Lifesciences Corp. (c)	27	1,307
Health Net Inc. (c)	10	555
IMS Health Inc.	74	2,260
PerkinElmer Inc.	67	1,965
		6,705
INDUSTRIALS - 10.4%
Alliant Techsystems Inc. (b) (c)	12	1,276
Allied Waste Industries Inc. (b) (c)	220	2,801
Cooper Industries Ltd. - Class A	23	1,176
Eaton Corp.	21	2,105
JB Hunt Transport Services Inc. (b)	43	1,126
Landstar System Inc.	37	1,562
Lennox International Inc.	36	1,224
Monster Worldwide Inc. (c)	55	1,875
Norfolk Southern Corp.	34	1,745
Parker Hannifin Corp.	14	1,586
Pitney Bowes Inc.	18	836
Rockwell Collins Inc.	42	3,101
Ryder System Inc.	44	2,146
		22,559
INFORMATION TECHNOLOGY - 8.2%
Activision Inc. (c)	136	2,930
Amphenol Corp. - Class A (b)	106	4,223
BearingPoint Inc. (b) (c)	165	670
Lexmark International Inc. (c)	56	2,307
LSI Logic Corp. (b) (c)	83	613
National Semiconductor Corp.	49	1,342
Seagate Technology Inc.	84	2,158
Tessera Technologies Inc. (c)	49	1,820
Xerox Corp. (c)	104	1,810
		17,873
MATERIALS - 6.0%
Airgas Inc.	28	1,463

Albemarle Corp.	21	931
Celanese Corp. - Class A	52	2,017
Chemtura Corp.	120	1,071
Commercial Metals Co.	42	1,317
Cytec Industries Inc.	9	629
Domtar Corp. (c)	159	1,304
International Paper Co.	46	1,647
Nucor Corp.	36	2,150
Ternium SA (b)	16	513
		13,042
TELECOMMUNICATION SERVICES - 3.9%
Cincinnati Bell Inc. (c)	200	987
Embarq Corp.	56	3,141
MetroPCS Communications Inc. (c)	26	709
Qwest Communications International Inc. (b) (c)	403	3,690
		8,527
UTILITIES - 13.5%
American Electric Power Co. Inc.	39	1,820
CMS Energy Corp. (b)	38	639
Constellation Energy Group Inc.	10	852
DPL Inc. (b)	129	3,387
Edison International Inc.	62	3,465
Entergy Corp.	57	6,187
Equitable Resources Inc.	10	521
FirstEnergy Corp.	39	2,493
PG&E Corp.	66	3,178
PPL Corp.	104	4,829
SCANA Corp.	7	265
Wisconsin Energy Corp.	36	1,625
		29,261

Total Common Stocks (cost $203,996)		212,176

SHORT TERM INVESTMENTS - 19.3%
Mutual Funds - 2.3%
JNL Money Market Fund, 5.07% (a) (h)	5,078	5,078

Securities Lending Collateral - 17.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	36,874	36,874

Total Short Term Investments (cost $41,952)		41,952

Total Investments - 116.9% (cost $245,948)		254,128
Other Assets and Liabilities, Net - (16.9%)		(36,794)
Total Net Assets - 100%		$ 217,334

JNL/Goldman Sachs Short Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 30.3%
Adjustable Rate Mortgage Trust, 4.99%, 04/25/35 (i)	$ 309	$ 306
Bear Stearns Adjustable Rate Mortgage Trust, 4.45%, 04/25/34 (i)	500	494

Bear Stearns Adjustable Rate Mortgage Trust, 5.08%, 06/25/35	1,149	1,135
Bear Stearns Adjustable Rate Mortgage Trust, 5.75%, 07/25/36	801	797
Bear Stearns Alt-A Trust, 6.36%, 09/25/47 (i)	2,941	2,924
Bear Stearns Commercial Mortgage Securities Inc., 5.20%, 12/11/38	3,000	2,924
Bear Stearns Mortgage Funding Trust, 5.35%, 12/25/35 (i)	2,208	2,132
Bear Stearns Mortgage Funding Trust, 5.54%, 10/12/41 (i)	1,500	1,501
Chase Issuance Trust, 4.96%, 09/17/12	4,000	4,000
Chase Mortgage Finance Corp., 4.58%, 02/25/37 (i)	925	906
Chase Mortgage Finance Corp., 4.61%, 02/25/37 (i)	929	911
Chase Mortgage Finance Corp., 4.82%, 02/25/37 (i)	909	897
Countrywide Alternative Loan Trust, 6.48%, 09/25/35 (i)	397	392
Countrywide Alternative Loan Trust, 5.32%, 08/25/46 (i)	2,338	2,278
Countrywide Home Loan Mortgage Pass Through Trust, 4.56%, 11/20/34 (i)	386	380
Countrywide Home Loan Mortgage Pass Through Trust, 4.90%, 08/20/35 (i)	1,693	1,668
CS First Boston Mortgage Securities Corp., 6.53%, 06/15/34	3,500	3,657
CS First Boston Mortgage Securities Corp., 7.29%, 09/15/41	4,603	4,752
Downey Savings & Loan Association Mortgage Loan Trust, 5.70%, 12/31/49 (i)	1,744	1,707
First Horizon Mortgage Pass Through-Trust, 4.75%, 12/25/34 (i)	143	141
GMAC Mortgage Corp. Loan Trust, 4.40%, 06/25/34 (i)	1,407	1,387
GreenPoint Mortgage Funding Trust, 5.31%, 09/25/46 (i)	3,058	2,987
Harborview Mortgage Loan Trust, 5.75%, 12/19/35 (i)	758	740
Harborview Mortgage Loan Trust, 5.68%, 11/19/36 (i)	2,359	2,307
Harborview Mortgage Loan Trust, 5.69%, 12/19/37 (i)	2,121	2,071
Harborview Mortgage Loan Trust, 5.34%, 08/21/46 (i)	3,057	2,971
Harborview Mortgage Loan Trust, 5.71%, 12/31/49 (i)	3,402	3,334
Household Home Equity Loan Trust, 5.90%, 03/20/36 (i)	3,056	2,983
IndyMac Index Mortgage Loan Trust, 5.37%, 08/25/35 (i)	562	562
IndyMac Index Mortgage Loan Trust, 5.45%, 09/25/35 (i)	700	693
JPMorgan Chase Commercial Mortgage Securities Corp., 4.20%, 07/25/35 (i)	936	921
JPMorgan Chase Commercial Mortgage Securities Corp., 4.76%, 07/25/35 (i)	895	887
JPMorgan Chase Commercial Mortgage Securities Corp., 4.77%, 07/25/35 (i)	897	888
JPMorgan Chase Commercial Mortgage Securities Corp., 5.81%, 06/12/43	3,000	3,058
JPMorgan Mortgage Trust, 5.07%, 07/25/35	686	679
LB-UBS Commercial Mortgage Trust, 5.35%, 11/15/38	3,000	2,956
Lehman XS Trust, 5.43%, 11/25/35 (i)	1,320	1,288
Luminent Mortgage Trust, 5.32%, 07/25/36 (i)	723	705
Residential Accredit Loans Inc., 6.55%, 11/25/37, TBA (e) (g)	2,999	3,010
Residential Accredit Loans Inc., 5.98%, 01/25/46 (i)	1,209	1,179
Residential Funding Mortgage Security I, 5.19%, 09/25/35	799	784
Residential Funding Mortgage Security I, 5.21%, 09/25/35	751	739
Structured Adjustable Rate Mortgage Trust, 4.38%, 05/25/34	571	559
Structured Adjustable Rate Mortgage Trust, 5.25%, 09/25/34	219	218
Structured Adjustable Rate Mortgage Trust, 5.45%, 11/25/34	1,020	1,019
Structured Asset Mortgage Investments Inc., 6.39%, 11/25/37, TBA (g) (i)	2,784	2,777
Structured Asset Securities Corp., 4.53%, 09/25/33	1,000	992
Thornburg Mortgage Securities Trust, 5.25%, 07/25/11 (i)	2,606	2,579
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.83%, 09/25/46 (i)	2,452	2,378
Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.82%, 11/25/46 (i)	2,683	2,600
Washington Mutual Mortgage Backed Securities Trust, 5.90%, 09/25/46 (i)	846	827
Washington Mutual Mortgage Backed Securities Trust, 5.94%, 09/25/46 (i)	2,978	2,913

Washington Mutual Mortgage Pass-Through Certificates, 4.24%, 06/25/34	692	681
Washington Mutual MSC Mortgage Pass-Through Certificates, 5.68%, 03/25/47 (i)	885	859
Wells Fargo Mortgage Backed Securities Trust, 4.54%, 02/25/35 (i)	2,681	2,649
Wells Fargo Mortgage Backed Securities Trust, 4.52%, 04/25/35 (i)	5,496	5,435
Wells Fargo Mortgage Backed Securities Trust, 5.04%, 04/25/35 (i)	3,091	2,916
Wells Fargo Mortgage Backed Securities Trust, 5.60%, 07/25/36 (i)	1,502	1,498

Total Non-U.S. Government Agency Asset-Backed Securities (cost $102,341)		101,931

CORPORATE BONDS AND NOTES - 20.9%
CONSUMER DISCRETIONARY - 0.6%
COX Communications Inc., 4.63%, 01/15/10	750	741
Time Warner Cable Inc., 5.40%, 07/02/12 (f)	425	420
Time Warner Inc., 6.75%, 04/15/11	750	779
		1,940
FINANCIALS - 17.9%
American General Finance Corp., 4.88%, 05/15/10	2,500	2,484
ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (f) (p)	2,000	1,947
Arden Realty LP, 7.00%, 11/15/07	2,000	2,003
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,269
Bank of Scotland, 7.00% (callable at 100 beginning 11/20/07) (f) (p)	1,000	1,002
Barclays Bank Plc, 8.55% (callable at 100 beginning 06/15/11) (f) (p)	1,500	1,622
BNP Paribas Capital Trust, 9.00% (callable at 100 beginning 10/27/10) (f) (p)	1,572	1,732
Chelsea GCA Realty Partnership LP, 7.25%, 10/21/07	1,590	1,591
Citigroup Inc., 7.25%, 10/15/11	843	904
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,500	1,343
GATX Financial Corp., 5.13%, 04/15/10	750	756
Genworth Financial Inc., 5.23%, 05/16/09	2,250	2,249
Greater Bay Bancorp, 5.13%, 04/15/10	750	748
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,313
Hartford Financial Services Group Inc., 5.66%, 11/16/08	4,500	4,542
HSBC Finance Corp., 6.38%, 08/01/10	2,500	2,586
HSBC Finance Corp., 5.70%, 06/01/11	925	933
Huntington National Bank, 4.65%, 06/30/09	1,280	1,271
iStar Financial Inc., 5.13%, 04/01/11 (b)	750	706
Lehman Brothers Holdings Inc., 5.75%, 07/18/11	3,000	3,009
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	747
Merrill Lynch & Co. Inc., 5.56%, 07/25/11 (i)	2,000	1,967
Morgan Stanley, 5.05%, 01/21/11	2,500	2,471
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,287
National Westminster Bank Plc, 7.75% (callable at 100 beginning 10/16/07) (k) (p)	2,000	2,004
North Fork Bancorp Inc., 5.00%, 08/15/12 (i)	900	900
Popular North America Inc., 3.88%, 10/01/08	1,590	1,561
Royal Bank of Scotland Group Plc, 9.12% (callable at 100 beginning 03/31/10) (p)	2,150	2,302
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,000	2,102
SB Treasury Co. LLC, 9.40% (callable at 100 beginning 06/30/08) (f) (p)	2,000	2,046
Transamerica Finance Group, 6.40%, 09/15/08	1,000	1,010
Union Planters Corp., 7.75%, 03/01/11	1,500	1,611
Wachovia Capital Trust III, 5.80% (callable at 100 beginning 03/15/11) (p)	650	646
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	759

Washington Mutual Inc., 8.25%, 04/01/10	1,250	1,319
ZFS Finance USA Trust I, 6.15%, 12/15/65 (f)	500	494
		60,236
INDUSTRIALS - 0.3%
PHH Corp., 6.00%, 03/01/08	1,000	1,003

INFORMATION TECHNOLOGY - 0.3%
Oracle Corp. and Ozark Holding Inc., 5.00%, 01/15/11	1,000	998

TELECOMMUNICATION SERVICES - 1.3%
Ameritech Capital Funding, 6.25%, 05/18/09	2,000	2,048
Sprint Capital Corp., 7.63%, 01/30/11	1,000	1,060
Verizon Global Funding Corp., 7.25%, 12/01/10	1,250	1,328
		4,436
UTILITIES - 0.4%
MidAmerican Energy Holdings Co., 7.63%, 10/15/07	1,500	1,501

Total Corporate Bonds and Notes (cost $69,701)		70,114

GOVERNMENT AND AGENCY OBLIGATIONS - 34.6%
GOVERNMENT SECURITIES - 1.1%
U.S. Treasury Securities - 1.1%
U.S. Treasury Bond, 8.00%, 11/15/21 (j)	6,500	3,219
U.S. Treasury Bond, 4.50%, 02/15/36 (b)	400	379
		3,598
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.5%
Federal Farm Credit Bank - 1.2%
Federal Farm Credit Bank, 4.01%, 10/28/08 (o)	4,000	3,977

Federal Home Loan Bank - 0.6%
Federal Home Loan Bank, 5.15%, 03/01/36 (i)	1,932	1,932

Federal Home Loan Mortgage Corp. - 5.5%
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	419	409
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	84	82
Federal Home Loan Mortgage Corp., 4.50%, 04/01/18	78	75
Federal Home Loan Mortgage Corp., 5.00%, 06/01/18	816	802
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	114	110
Federal Home Loan Mortgage Corp., 4.50%, 05/01/19	158	152
Federal Home Loan Mortgage Corp., 4.50%, 04/01/20	366	353
Federal Home Loan Mortgage Corp., 4.50%, 08/01/20	249	240
Federal Home Loan Mortgage Corp., 3.28%, 09/01/33 (i)	425	422
Federal Home Loan Mortgage Corp., 3.33%, 09/01/33 (i)	795	789
Federal Home Loan Mortgage Corp., 3.53%, 09/01/33 (i)	579	581
Federal Home Loan Mortgage Corp., 3.82%, 09/01/33 (i)	107	107
Federal Home Loan Mortgage Corp., 4.46%, 10/01/34 (i)	203	201
Federal Home Loan Mortgage Corp., 4.34%, 11/01/34 (i)	139	137
Federal Home Loan Mortgage Corp., 4.37%, 11/01/34 (i)	394	396
Federal Home Loan Mortgage Corp., 4.39%, 11/01/34 (i)	127	125
Federal Home Loan Mortgage Corp., 4.47%, 11/01/34 (i)	189	186

Federal Home Loan Mortgage Corp., 4.37%, 01/01/35 (i)	232	228
Federal Home Loan Mortgage Corp., 4.41%, 01/01/35 (i)	895	886
Federal Home Loan Mortgage Corp., 4.34%, 02/01/35 (i)	267	263
Federal Home Loan Mortgage Corp., 4.35%, 02/01/35 (i)	179	176
Federal Home Loan Mortgage Corp., 4.43%, 02/01/35 (i)	648	640
Federal Home Loan Mortgage Corp., 4.44%, 02/01/35 (i)	243	241
Federal Home Loan Mortgage Corp., 4.45%, 02/01/35 (i)	115	113
Federal Home Loan Mortgage Corp., 4.50%, 02/01/35 (i)	289	287
Federal Home Loan Mortgage Corp., 4.67%, 06/01/35 (i)	2,057	2,051
Federal Home Loan Mortgage Corp., 5.19%, 09/01/35 (i)	1,856	1,855
Federal Home Loan Mortgage Corp., 4.69%, 11/01/35 (i)	2,517	2,483
Federal Home Loan Mortgage Corp., 4.83%, 11/01/35 (i)	1,664	1,667
Federal Home Loan Mortgage Corp., 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) (i)	399	404
Federal Home Loan Mortgage Corp., 4.45%, 01/01/49 (i)	1,973	1,965
		18,426
Federal National Mortgage Association - 24.8%
Federal National Mortgage Association, 4.90%, 11/28/07 (b)	7,000	6,999
Federal National Mortgage Association, 4.00%, 02/01/14	40	39
Federal National Mortgage Association, 4.00%, 03/01/14	221	217
Federal National Mortgage Association, 4.00%, 04/01/14	43	42
Federal National Mortgage Association, 5.50%, 01/01/17	464	464
Federal National Mortgage Association, 5.50%, 03/01/18	149	149
Federal National Mortgage Association, 4.50%, 04/01/18	2,619	2,529
Federal National Mortgage Association, 4.50%, 05/01/18	531	513
Federal National Mortgage Association, 5.00%, 05/01/18	814	800
Federal National Mortgage Association, 4.50%, 06/01/18	1,160	1,119
Federal National Mortgage Association, 4.50%, 07/01/18	989	955
Federal National Mortgage Association, 4.50%, 08/01/18	327	315
Federal National Mortgage Association, 4.50%, 09/01/18	860	830
Federal National Mortgage Association, 4.50%, 10/01/18	766	740
Federal National Mortgage Association, 5.50%, 12/01/18	774	775
Federal National Mortgage Association, 4.50%, 01/01/19	3,555	3,432
Federal National Mortgage Association, 5.50%, 01/01/19	1,660	1,663
Federal National Mortgage Association, 5.50%, 05/01/19	841	843
Federal National Mortgage Association, 5.50%, 10/01/19	933	932
Federal National Mortgage Association, 7.00%, 10/16/30, TBA (g)	4,000	4,128
Federal National Mortgage Association, 4.61%, 03/01/33 (i)	17	17
Federal National Mortgage Association, 4.51%, 06/01/33 (i)	2,184	2,211
Federal National Mortgage Association, 4.67%, 06/01/33 (i)	187	186
Federal National Mortgage Association, 4.57%, 07/01/33 (i)	133	133
Federal National Mortgage Association, 3.67%, 09/01/33 (i)	17	17
Federal National Mortgage Association, 4.00%, 12/01/33 (i)	16	15
Federal National Mortgage Association, 4.29%, 12/01/33 (i)	2,345	2,349
Federal National Mortgage Association, 4.40%, 04/01/34 (i)	56	56
Federal National Mortgage Association, 4.77%, 10/01/34 (i)	73	72
Federal National Mortgage Association, 4.19%, 11/01/34 (i)	2,412	2,421
Federal National Mortgage Association, 4.57%, 11/01/34 (i)	493	488
Federal National Mortgage Association, 4.65%, 11/01/34 (i)	25	25
Federal National Mortgage Association, 4.52%, 12/01/34 (i)	260	257
Federal National Mortgage Association, 4.32%, 01/01/35 (i)	97	96

Federal National Mortgage Association, 4.46%, 01/01/35 (i)	302	298
Federal National Mortgage Association, 4.49%, 01/01/35 (i)	306	303
Federal National Mortgage Association, 4.51%, 01/01/35 (i)	321	317
Federal National Mortgage Association, 4.30%, 02/01/35 (i)	177	174
Federal National Mortgage Association, 4.44%, 02/01/35 (i)	712	707
Federal National Mortgage Association, 4.41%, 03/01/35 (i)	260	256
Federal National Mortgage Association, 4.55%, 04/01/35 (i)	1,653	1,656
Federal National Mortgage Association, 4.61%, 04/01/35 (i)	1,662	1,672
Federal National Mortgage Association, 4.66%, 04/01/35 (i)	420	416
Federal National Mortgage Association, 4.30%, 05/01/35 (i)	1,518	1,533
Federal National Mortgage Association, 4.41%, 05/01/35 (i)	401	395
Federal National Mortgage Association, 4.53%, 05/01/35 (i)	2,016	2,017
Federal National Mortgage Association, 4.68%, 06/01/35 (i)	2,113	2,153
Federal National Mortgage Association, 4.69%, 06/01/35 (i)	1,779	1,784
Federal National Mortgage Association, 4.79%, 07/01/35 (i)	2,035	2,037
Federal National Mortgage Association, 4.92%, 07/01/35 (i)	1,701	1,690
Federal National Mortgage Association, 4.49%, 08/01/35 (i)	2,112	2,112
Federal National Mortgage Association, 4.66%, 08/01/35 (i)	1,628	1,633
Federal National Mortgage Association, Interest Only, 2.70%, 08/25/35 (i)	48	16
Federal National Mortgage Association, 4.81%, 11/01/35 (i)	1,868	1,865
Federal National Mortgage Association, 4.86%, 11/01/35 (i)	1,677	1,688
Federal National Mortgage Association, 4.70%, 02/01/36 (i)	2,133	2,127
Federal National Mortgage Association, 5.26%, 02/01/36 (i)	2,569	2,571
Federal National Mortgage Association, 5.08%, 03/01/36 (i)	1,868	1,869
Federal National Mortgage Association, 5.19%, 03/01/36 (i)	1,620	1,619
Federal National Mortgage Association, 0.00%, 04/25/36 (0.00% until LIBOR reaches 6.25%) (i)	264	256
Federal National Mortgage Association, 0.28%, 02/25/37 (i)	617	601
Federal National Mortgage Association, 7.00%, 03/01/37, TBA (g)	4,114	4,246
Federal National Mortgage Association, 7.50%, 09/01/37	9,000	9,371
		83,209
Government National Mortgage Association - 1.5%
Government National Mortgage Association, 7.00%, 12/15/17 (b)	4,407	4,552
Government National Mortgage Association, 5.50%, 07/15/20	626	627
		5,179

Total Government and Agency Obligations (cost $115,122)		116,321

SHORT TERM INVESTMENTS - 23.5%
Commercial Paper - 7.7%
Chariot Funding LLC, 5.76%, 10/10/07	4,001	3,995
Charta LLC, 6.20%, 10/12/07	4,622	4,613
CRC Funding LLC, 5.77%, 10/22/07	4,001	3,987
Falcon Asset Securitization Corp LLC, 6.30%, 10/09/07	4,622	4,616
Galleon Capital Inc., 4.67%, 11/01/07	4,001	3,983
Yorktown Capital LLC, 6.20%, 10/01/07	4,622	4,621
		25,815
Mutual Funds - 0.2%
JNL Money Market Fund, 5.07% (a) (h)	579	579

Repurchase Agreement - 11.9%

Repurchase Agreement with Credit Suisse First Boston, 5.10% (Collateralized by $43,326
Federal National Mortgage Association, 4.43%-5.87%, due 10/01/35–06/01/37, value $40,800)
acquired on 09/28/07, due 10/01/07 at $40,017	40,000	40,000

Securities Lending Collateral - 3.8%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	12,636	12,636

Total Short Term Investments (cost $79,030)		79,030

Total Investments - 109.3% (cost $366,195)		367,396
Other Assets and Liabilities, Net - (9.3%) (m)		(31,247)
Total Net Assets - 100%		$ 336,149

JNL/JPMorgan International Equity Fund
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 9.7%
Accor SA (b)	48	$ 4,253
Burberry Group Plc	225	3,023
Esprit Holdings Ltd.	430	6,828
Honda Motor Co. Ltd.	124	4,174
Kingfisher Plc	480	1,756
Koninklijke Philips Electronics NV	94	4,244
Nissan Motor Co. Ltd. (b)	307	3,073
Reed Elsevier NV	192	3,639
Sony Corp.	104	5,043
Wolters Kluwer NV	123	3,643
WPP Group Plc	320	4,331
		44,007
CONSUMER STAPLES - 7.2%
Fomento Economico Mexicano SA de CV - ADR	57	2,139
Nestle SA	19	8,688
Pernod-Ricard SA (b)	22	4,757
Seven & I Holdings Co. Ltd.	101	2,603
Symrise AG (c)	70	1,844
Tesco Plc	1,001	8,999
WM Morrison Supermarkets Plc	680	3,924
		32,954
ENERGY - 8.7%
BG Group Plc	301	5,206
ENI SpA	331	12,256
Petroleo Brasileiro SA - ADR	67	5,022
Total SA (b)	211	17,163
		39,647
FINANCIALS - 26.3%
AXA SA (b)	195	8,747
Banca Intesa San Paolo SpA	556	4,293
Banco Bilbao Vizcaya Argentaria SA	237	5,549
Bank of Ireland	159	2,949
Bank of Yokohama Ltd.	392	2,706
Barclays Plc	614	7,477

BNP Paribas (b)	63	6,865
British Land Co. Plc	116	2,793
Dexia SA	127	3,836
Fortis	66	1,957
HSBC Holdings Plc (b)	726	13,271
ICAP Plc	339	3,655
ING Groep NV	135	6,003
Man Group Plc	311	3,521
Mitsubishi UFJ Financial Group Inc. (e)	1	5,000
Mitsui Fudosan Co. Ltd.	136	3,777
Mizuho Financial Group Inc.	-	2,492
Nomura Holdings Inc.	148	2,477
Piraeus Bank SA	52	1,851
Standard Chartered Plc	227	7,446
Sumitomo Mitsui Financial Group Inc.	1	4,036
UBS AG	167	8,971
UniCredito Italiano SpA	620	5,304
Zurich Financial Services AG	17	5,071
		120,047
HEALTH CARE - 8.1%
Astellas Pharma Inc. (b)	96	4,591
GlaxoSmithKline Plc	324	8,590
Novartis AG	122	6,735
Roche Holding AG	37	6,626
Sanofi-Aventis (b)	65	5,504
Smith & Nephew Plc	383	4,684
		36,730
INDUSTRIALS - 12.5%
ABB Ltd.	227	5,967
Adecco SA	59	3,517
Cie de Saint-Gobain (b)	44	4,553
Daikin Industries Ltd.	78	3,750
Deutsche Post AG	149	4,326
East Japan Railway Co. (b)	-	2,974
Komatsu Ltd.	19	635
Mitsubishi Corp.	247	7,815
Orascom Construction Industries - GDR	5	770
Secom Co. Ltd.	31	1,492
Siemens AG	60	8,248
SMC Corp. (b)	25	3,478
Sumitomo Corp. (b)	297	5,746
Wolseley Plc	222	3,757
		57,028
INFORMATION TECHNOLOGY - 7.9%
Canon Inc.	91	4,956
Hirose Electric Co. Ltd.	15	1,812
Nidec Corp. (b)	58	4,083
Nokia Oyj	244	9,274
Samsung Electronics Co. Ltd. - ADR (f)	7	2,086
SAP AG	84	4,936

Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	281	2,843
Telefonaktiebolaget LM Ericsson - Class B	1,546	6,191
		36,181
MATERIALS - 10.7%
BASF AG	25	3,422
BHP Billiton Ltd.	234	9,254
BHP Billiton Plc	101	3,613
Companhia Vale do Rio Doce - ADR (b)	259	8,794
Holcim Ltd.	53	5,868
Imerys SA (b)	32	2,945
Lafarge SA (b)	32	4,918
Linde AG	33	4,100
Nitto Denko Corp.	39	1,827
Shin-Etsu Chemical Co. Ltd. (b)	62	4,251
		48,992
TELECOMMUNICATION SERVICES - 2.3%
Vodafone Group Plc	2,969	10,722

UTILITIES - 2.1%
Centrica Plc	412	3,205
E.ON AG	34	6,304
		9,509

Total Common Stocks (cost $344,252)		435,817

RIGHTS - 0.1%
Fortis - Rights	66	354

Total Rights (cost $319)		354

SHORT TERM INVESTMENTS - 25.0%
Mutual Funds - 4.1%
JNL Money Market Fund, 5.07% (a) (h)	18,606	18,606

Securities Lending Collateral - 20.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	95,348	95,348

Total Short Term Investments (cost $113,954)		113,954

Total Investments - 120.5% (cost $458,525)		550,125
Other Assets and Liabilities, Net - (20.5%)		(93,784)
Total Net Assets - 100%		$ 456,341

JNL/JPMorgan International Value Fund
COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 6.7%
Compagnie Generale des Etablissements Michelin (b)	65	$ 8,775
Continental AG	61	8,379
DaimlerChrysler AG	176	17,753
Folli - Follie SA	80	3,247

Renault SA (b)	55	7,954
		46,108
CONSUMER STAPLES - 5.8%
British American Tobacco Plc	234	8,389
Imperial Tobacco Group Plc	155	7,098
Japan Tobacco Inc.	2	13,667
Kirin Brewery Co. Ltd.	840	11,116
		40,270
ENERGY - 12.0%
Compagnie Generale de Geophysique SA (c)	22	7,079
ENI SpA (b)	465	17,227
OMV AG	145	9,706
Royal Dutch Shell Plc - Class A (b)	602	24,846
Total SA (b)	299	24,283
		83,141
FINANCIALS - 32.0%
Allianz AG	64	15,008
Banca Intesa San Paolo SpA	1,885	14,554
Banco Popular SpA (c)	237	5,303
Banco Santander Central Hispano SA	1,034	20,097
Barclays Plc	613	7,466
Credit Suisse Group	157	10,447
Daiwa Securities Group Inc. (b)	946	9,010
Fukuoka Financial Group Inc.	938	5,496
Hana Financial Group Inc.	96	4,545
HSBC Holdings Plc	1,509	27,927
ING Groep NV	448	19,868
Marfin Popular Bank Public Co. Ltd.	538	7,362
Mitsubishi UFJ Financial Group Inc. (e)	1	14,154
Muenchener Rueckversicherungs AG	68	13,127
National Bank of Greece SA	75	4,790
Nippon Building Fund Inc.	1	7,444
Royal Bank of Scotland Group Plc	1,074	11,536
Sumitomo Mitsui Financial Group Inc.	1	6,483
Sun Hung Kai Properties Ltd.	525	8,847
Unibanco - Uniao de Bancos Brasileiros SA - GDR	57	7,498
		220,962
HEALTH CARE - 0.9%
Merck KGaA	50	6,052

INDUSTRIALS - 11.9%
BAE Systems Plc	441	4,450
Daikin Industries Ltd.	134	6,442
Deutsche Lufthansa AG	185	5,312
Mitsubishi Corp.	389	12,321
Nippon Sheet Glass Co. Ltd.	2,077	12,693
Orkla ASA	433	7,737
Ruukki Group Oyj	1,072	4,389
Schneider Electric SA	14	1,762
Siemens AG	46	6,341
Skanska AB	269	5,331
TNT NV	127	5,332
West Japan Railway Co.	2	9,737
		81,847
INFORMATION TECHNOLOGY - 4.9%
Alcatel SA (b)	416	4,267
ASML Holding NV (c)	181	5,995
Nokia Oyj	192	7,295
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	650	6,576
TDK Corp.	110	9,610
		33,743
MATERIALS - 7.4%
ArcelorMittal	130	10,257
Bayer AG (b)	108	8,621
Lanxess AG	99	4,700
Makhteshim-Agan Industries Ltd. (c)	1,163	10,298
Sidenor Steel Production & Manufacturing Co. SA	347	7,179
Vedanta Resources Plc	239	9,930
		50,985
TELECOMMUNICATION SERVICES - 9.5%
Chunghwa Telecom Co. Ltd. - ADR	362	6,694
KDDI Corp.	1	5,192
Royal KPN NV	766	13,294
Singapore Telecommunications Ltd.	3,892	10,532
Vodafone Group Plc	8,289	29,935
		65,647
UTILITIES - 5.1%
CEMIG SA - ADR	429	9,143
E.ON AG	105	19,420
Tokyo Gas Co. Ltd. (b)	1,442	6,716
		35,279

Total Common Stocks (cost $590,586)		664,034

SHORT TERM INVESTMENTS - 13.7%
Mutual Funds - 1.6%
JNL Money Market Fund, 5.07% (a) (h)	11,027	11,027

Securities Lending Collateral - 12.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	83,492	83,492

Total Short Term Investments (cost $94,519)		94,519

Total Investments - 109.9% (cost $685,105)		758,553
Other Assets and Liabilities, Net - (9.9%)		(68,622)
Total Net Assets - 100%		$ 689,931

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.5%
ACE Securities Corp., 5.26%, 02/25/31 (i)	$ 1,271	$ 1,253
Banc of America Commercial Mortgage Inc., 6.41%, 03/11/32 (f)	2,208	2,359
Commercial Mortgage Pass Through Certificates, 5.45%, 07/16/34 (f)	4,612	4,659
CompuCredit Acquired Portfolio Voltage Master Trust, 5.92%, 09/15/18 (e) (f) (i)	1,122	1,119
Countrywide Alternative Loan Trust, 5.71%, 07/20/46 (i)	1,481	1,444
Countrywide Alternative Loan Trust, 5.69%, 12/25/46 (i)	1,786	1,753
Countrywide Home Equity Loan Trust, 6.04%, 02/15/34 (i)	1,071	1,057
Countrywide Home Equity Loan Trust, 6.01%, 05/15/34 (f) (i)	1,274	1,273
Green Tree Financial Corp., 7.07%, 01/15/29	389	401
IndyMac Seconds Asset Backed Trust, 5.26%, 06/25/36 (i)	1,226	1,007
LB-UBS Commercial Mortgage Trust, 5.35%, 11/15/38	2,520	2,483
MASTR Adjustable Rate Mortgages Trust, 4.29%, 02/25/34 (i)	1,435	1,425
Morgan Stanley Mortgage Loan Trust, 5.35%, 10/25/34 (i)	945	954
Provident Funding Mortgage Loan Trust, 4.34%, 10/25/35 (i)	1,380	1,391
SACO I Inc., 5.26%, 06/25/36 (i)	1,150	1,023
Structured Asset Mortgage Investments Inc., 5.34%, 08/25/36 (i)	1,993	1,961

Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,135)		25,562

CORPORATE BONDS AND NOTES - 0.6%
FINANCIALS - 0.6%
Superior Wholesale Inventory Financing Trust, 5.85%, 01/15/12 (i)	1,800	1,753

Total Corporate Bonds and Notes (cost $1,800)		1,753

GOVERNMENT AND AGENCY OBLIGATIONS - 87.1%
GOVERNMENT SECURITIES - 29.6%
Sovereign - 1.8%
Israel Government AID Bond, 5.26%, 11/01/21 (j)	10,000	4,795

Treasury Inflation Index Securities - 4.8%
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11, TBA (b) (g) (r)	3,004	3,338
U.S. Treasury Inflation Index Note, 2.50%, 07/15/16, TBA (b) (g) (r)	2,208	2,395
U.S. Treasury Inflation Index Note, 2.00%, 01/15/26, TBA (b) (g) (r)	4,929	5,192
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27, TBA (b) (g) (r)	1,944	2,101
		13,026
U.S. Treasury Securities - 23.0%
U.S. Treasury Bond, 8.13%, 08/15/21 (j)	25,000	12,533
U.S. Treasury Bond, 5.38%, 02/15/31 (b)	8,000	8,564
U.S. Treasury Note, 3.38%, 10/15/09 (b)	10,000	9,886
U.S. Treasury Note, 4.00%, 04/15/10 (b)	5,600	5,600
U.S. Treasury Note, 4.63%, 02/15/17 (b)	25,500	25,618
		62,201
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 57.5%
Federal Home Loan Bank - 1.7%
Federal Home Loan Bank, 5.25%, 12/11/20	4,500	4,516

Federal Home Loan Mortgage Corp. - 19.7%
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11	2	2
Federal Home Loan Mortgage Corp., 6.50%, 08/01/13	17	18

Federal Home Loan Mortgage Corp., 5.00%, 12/15/17	7,000	6,848
Federal Home Loan Mortgage Corp., 5.00%, 01/15/18	3,500	3,431
Federal Home Loan Mortgage Corp., 5.00%, 03/15/18	4,000	3,910
Federal Home Loan Mortgage Corp., 8.00%, 07/01/20	38	40
Federal Home Loan Mortgage Corp., 5.50%, 01/15/23	693	9
Federal Home Loan Mortgage Corp., 5.50%, 01/15/27	7,000	6,862
Federal Home Loan Mortgage Corp., 6.00%, 11/01/28	398	401
Federal Home Loan Mortgage Corp., 7.00%, 04/01/29	106	110
Federal Home Loan Mortgage Corp., 7.00%, 10/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 11/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 02/01/32	107	111
Federal Home Loan Mortgage Corp., 7.00%, 03/01/32	103	107
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	85	88
Federal Home Loan Mortgage Corp., 4.50%, 04/15/32	183	163
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	14	15
Federal Home Loan Mortgage Corp., 7.00%, 08/01/32	8	8
Federal Home Loan Mortgage Corp., 5.00%, 12/15/32	3,500	3,386
Federal Home Loan Mortgage Corp., 5.00%, 08/01/33	1,577	1,509
Federal Home Loan Mortgage Corp., 5.00%, 08/15/33	7,000	6,719
Federal Home Loan Mortgage Corp., 4.50%, 07/15/34	3,320	3,219
Federal Home Loan Mortgage Corp., 5.50%, 10/15/34	4,000	3,902
Federal Home Loan Mortgage Corp., 5.00%, 02/15/35	5,000	4,715
Federal Home Loan Mortgage Corp., 5.50%, 07/15/36	4,383	4,245
Federal Home Loan Mortgage Corp., 5.90%, 01/01/37 (i)	3,518	3,549
		53,375
Federal National Mortgage Association - 28.9%
Federal National Mortgage Association, 3.50%, 02/17/09 (i)	2,000	1,962
Federal National Mortgage Association, 12.50%, 09/20/15	1	1
Federal National Mortgage Association, 12.00%, 01/01/16	45	50
Federal National Mortgage Association, 12.00%, 01/15/16	1	1
Federal National Mortgage Association, 12.50%, 01/15/16	23	26
Federal National Mortgage Association, 5.00%, 02/15/18	10,000	9,735
Federal National Mortgage Association, 5.00%, 02/01/19	854	838
Federal National Mortgage Association, 11.50%, 09/01/19	-	-
Federal National Mortgage Association, 5.41%, 10/09/19 (j)	10,000	5,311
Federal National Mortgage Association, 10.50%, 08/01/20	6	6
Federal National Mortgage Association, 6.50%, 03/01/26	6	6
Federal National Mortgage Association, 7.00%, 05/01/26	8	9
Federal National Mortgage Association, 7.00%, 11/01/28	17	17
Federal National Mortgage Association, 7.00%, 12/01/28	10	10
Federal National Mortgage Association, 7.00%, 03/01/29	21	22
Federal National Mortgage Association, 8.00%, 07/01/29	1	1
Federal National Mortgage Association, 8.00%, 11/01/29	18	19
Federal National Mortgage Association, 8.00%, 12/01/29	25	27
Federal National Mortgage Association, 7.00%, 01/01/30	34	35
Federal National Mortgage Association, 8.00%, 01/01/30	34	36
Federal National Mortgage Association, 8.00%, 02/01/30	6	7
Federal National Mortgage Association, 8.00%, 05/01/30	2	2
Federal National Mortgage Association, 6.53%, 05/25/30	290	289
Federal National Mortgage Association, 8.00%, 09/01/30	-	-

Federal National Mortgage Association, 8.00%, 10/01/30	35	37
Federal National Mortgage Association, 8.00%, 01/01/31	82	87
Federal National Mortgage Association, 6.00%, 02/01/31	334	336
Federal National Mortgage Association, 7.50%, 02/01/31	42	44
Federal National Mortgage Association, 8.00%, 02/01/31	42	44
Federal National Mortgage Association, 8.00%, 03/01/31	18	19
Federal National Mortgage Association, 8.00%, 04/01/31	2	2
Federal National Mortgage Association, 6.00%, 01/01/33	1,225	1,233
Federal National Mortgage Association, 6.00%, 06/01/35	176	176
Federal National Mortgage Association, 5.00%, 09/01/35	349	333
Federal National Mortgage Association, 6.00%, 10/01/35	1,300	1,304
Federal National Mortgage Association, 6.00%, 11/01/35	1,531	1,534
Federal National Mortgage Association, 5.00%, 12/01/35	599	573
Federal National Mortgage Association, 6.00%, 02/01/36	475	476
Federal National Mortgage Association, 6.50%, 02/01/36	2,647	2,696
Federal National Mortgage Association, 5.00%, 03/01/36	14,647	13,972
Federal National Mortgage Association, 6.00%, 03/01/36	1,345	1,348
Federal National Mortgage Association, 6.50%, 03/01/36	2,844	2,896
Federal National Mortgage Association, 5.50%, 04/01/36	2,854	2,796
Federal National Mortgage Association, 6.00%, 04/01/36	1,427	1,431
Federal National Mortgage Association, 5.50%, 05/01/36	5,110	5,003
Federal National Mortgage Association, 6.00%, 05/01/36	174	175
Federal National Mortgage Association, 5.50%, 06/01/36	3,938	3,859
Federal National Mortgage Association, 6.00%, 06/01/36	2,763	2,770
Federal National Mortgage Association, 5.50%, 07/01/36	2,195	2,151
Federal National Mortgage Association, 6.00%, 07/01/36	1,260	1,262
Federal National Mortgage Association, 5.50%, 08/01/36	730	715
Federal National Mortgage Association, 6.00%, 08/01/36	1,477	1,481
Federal National Mortgage Association, 6.00%, 09/01/36	644	644
Federal National Mortgage Association, 6.00%, 12/01/36	495	496
Federal National Mortgage Association, 4.68%, 06/25/43	10,000	9,757
		78,060
Government National Mortgage Association - 7.2%
Government National Mortgage Association, 13.50%, 07/15/10	26	28
Government National Mortgage Association, 6.00%, 04/15/29	5	5
Government National Mortgage Association, 6.00%, 05/15/32	4	4
Government National Mortgage Association, 6.00%, 07/15/32	1	1
Government National Mortgage Association, 5.00%, 09/20/32	7,000	6,724
Government National Mortgage Association, 6.00%, 01/15/34	66	67
Government National Mortgage Association, 6.00%, 06/15/34	10	10
Government National Mortgage Association, 6.00%, 09/01/34	952	958
Government National Mortgage Association, 6.00%, 09/15/34	207	208
Government National Mortgage Association, 6.50%, 11/20/34	1,467	278
Government National Mortgage Association, 6.00%, 04/15/35	1,118	1,125
Government National Mortgage Association, 6.00%, 05/15/35	930	936
Government National Mortgage Association, 6.00%, 06/15/35	39	40
Government National Mortgage Association, 6.00%, 07/15/35	1,831	1,843
Government National Mortgage Association, 6.00%, 01/15/36	2,377	2,393
Government National Mortgage Association, 5.50%, 01/20/37	4,816	4,730
		19,350

Total Government and Agency Obligations (cost $234,743)		235,323

SHORT TERM INVESTMENTS - 24.6%
Mutual Funds - 2.3%
JNL Money Market Fund, 5.07% (a) (h)	6,266	6,266

Securities Lending Collateral - 22.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	60,377	60,377

Total Short Term Investments (cost $66,643)		66,643

Total Investments - 121.8% (cost $329,321)		329,281
Other Assets and Liabilities, Net - (21.8%)		(58,907)
Total Net Assets - 100%		$ 270,374

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 88.9%
CONSUMER DISCRETIONARY - 10.3%
Desarrolladora Homex SA de CV - ADR (c)	87	$ 4,817
Ford Otomotiv Sanayi AS	185	1,959
Grupo Televisa SA - ADR (b)	99	2,400
Hero Honda Motors Ltd.	158	2,966
Kangwon Land Inc.	82	2,415
Naspers Ltd. - Class N	136	3,784
PT Astra International Tbk	1,924	4,051
Steinhoff International Holdings Ltd. (b)	712	2,016
Truworths International Ltd.	641	2,940
Woongjin Coway Co. Ltd.	96	3,154
		30,502
CONSUMER STAPLES - 9.6%
AMOREPACIFIC Corp.	3	1,885
British American Tobacco Plc	54	655
Eastern Tobacco	38	2,692
Fomento Economico Mexicano SA de CV - ADR	45	1,672
Hindustan Lever Ltd.	862	4,743
Hite Brewery Co. Ltd.	28	3,892
Kimberly-Clark De Mexico SA	336	1,514
Oriflame Cosmetics SA	121	7,348
Souza Cruz SA	147	3,792
		28,193
ENERGY - 5.5%
Oil & Natural Gas Corp. Ltd.	238	5,722
Petroleo Brasileiro SA - ADR	65	4,923
Tenaris SA - ADR (b)	107	5,615
		16,260
FINANCIALS - 18.3%
Bank Hapoalim BM	995	5,075
Bank Mandiri Persero Tbk PT	6,146	2,369
Bradespar SA	8	470

Chinatrust Financial Holding Co. Ltd. (c)	5,300	3,890
Fubon Financial Holding Co. Ltd. - ADR	356	2,987
Investcorp Bank BSC	57	1,554
JHSF Participacoes SA (c)	319	1,701
Kasikornbank Public Co. Ltd.	957	2,304
Kookmin Bank	129	10,767
Nedbank Group Ltd., TBA (g)	29	517
Punjab National Bank Ltd.	104	1,415
Sanlam Ltd.	573	1,853
Shinhan Financial Group Co. Ltd.	121	7,925
State Bank of India Ltd.	54	6,094
TNK-BP Holdings (c)	1,049	2,150
Turkiye Is Bankasi SA	508	3,073
		54,144
HEALTH CARE - 0.7%
Gedeon Richter Rt	9	1,963

INDUSTRIALS - 10.7%
Empresa Brasileira de Aeronautica SA - ADR	101	4,436
Grasim Industries Ltd - ADR (f)	42	3,729
GS Engineering & Construction Corp.	12	2,034
Imperial Holdings Ltd.	307	5,752
Iochpe Maxion SA	126	2,115
Murray & Roberts Holdings Ltd.	156	2,033
Orascom Construction Industries	74	6,275
Plus Expressways Berhad	315	294
Tam SA - ADR (b)	94	2,584
United Tractors Tbk PT	2,681	2,404
		31,656
INFORMATION TECHNOLOGY - 10.3%
Advantech Co. Ltd.	654	1,938
HON HAI Precision Industry Co. Ltd. - GDR	382	5,665
Novatek Microelectronics Corp.	552	2,400
Redecard SA (c)	197	3,663
Samsung Electronics Co. Ltd.	13	8,099
Satyam Computer Services Ltd. - ADR (b)	188	4,862
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	378	3,828
		30,455
MATERIALS - 10.1%
Aquarius Platinum Ltd.	186	6,552
Cemex Sa De Cv - ADR (c)	155	4,639
Evraz Group SA - ADR	42	2,676
Israel Chemicals Ltd.	324	2,971
Klabin SA	840	3,204
Kumba Iron Ore Ltd., TBA (g)	174	5,724
Pretoria Portland Cement Co.	349	2,420
VSMPO-AVISMA Corp.	5	1,526
		29,712
TELECOMMUNICATION SERVICES - 11.6%
Brasil Telecom Participacoes SA (b)	31	2,336

Mobile Telesystems - ADR	89	6,182
Orascom Telecom Holding SAE	250	3,264
Philippine Long Distance Telephone Co. - ADR	119	7,669
PT Telekomunikasi Indonesia - ADR	52	2,524
SK Telecom Co. Ltd.	6	1,349
SK Telecom Co. Ltd. - ADR (b)	21	612
Turkcell Iletisim Hizmet AS	1,051	8,879
Turkcell Iletisim Hizmet AS - ADR	72	1,529
		34,344
UTILITIES - 1.8%
AES Tiete SA	69,299	2,405
Companhia Energetica de Minas Gerais	135	2,861
		5,266

Total Common Stocks (cost $228,132)		262,495

PREFERRED STOCKS - 4.6%
MATERIALS - 4.6%
Companhia Vale do Rio Doce	475	13,563

Total Preferred Stocks (cost $7,303)		13,563

SHORT TERM INVESTMENTS - 11.3%
Mutual Funds - 6.8%
JNL Money Market Fund, 5.07% (a) (h)	19,857	19,857

Securities Lending Collateral - 4.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	13,362	13,362

Total Short Term Investments (cost $33,219)		33,219

Total Investments - 104.8% (cost $268,654)		309,277
Other Assets and Liabilities, Net - (4.8%)		(14,097)
Total Net Assets - 100%		$ 295,180

JNL/Lazard Mid Cap Value Fund
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 15.5%
Brinker International Inc.	22	$ 590
Centex Corp. (b)	66	1,743
Darden Restaurants Inc.	124	5,191
DR Horton Inc. (b)	166	2,132
Foot Locker Inc.	302	4,633
Fortune Brands Inc.	39	3,203
HanesBrands Inc. (c)	22	603
Idearc Inc. (b)	139	4,371
J.C. Penney Co. Inc.	47	2,978
Liz Claiborne Inc. (b)	196	6,715
Pacific Sunwear of California Inc. (b) (c)	176	2,603
R.H. Donnelley Corp. (b) (c)	70	3,911

Royal Caribbean Cruises Ltd. (b)	103	4,001
Talbots Inc. (b)	74	1,328
		44,002
CONSUMER STAPLES - 6.1%
Coca-Cola Enterprises Inc.	236	5,706
Constellation Brands Inc. - Class A (b) (c)	167	4,045
Pilgrim's Pride Corp. - Class B (b)	82	2,855
Smithfield Foods Inc. (b) (c)	150	4,710
		17,316
ENERGY - 8.2%
BJ Services Co.	162	4,291
Foundation Coal Holdings Inc.	88	3,457
Massey Energy Co. (b)	151	3,299
Patterson-UTI Energy Inc. (b)	160	3,620
Pride International Inc. (c)	89	3,268
Sunoco Inc.	37	2,605
Williams Cos. Inc.	85	2,878
		23,418
FINANCIALS - 18.7%
AmeriCredit Corp. (c)	107	1,874
Ameriprise Financial Inc.	57	3,566
Aon Corp.	88	3,934
CBL & Associates Properties Inc. (b)	158	5,548
First Horizon National Corp. (b)	91	2,413
Hudson City Bancorp Inc. (b)	199	3,067
Huntington Bancshares Inc.	204	3,461
Lincoln National Corp.	92	6,096
Marsh & McLennan Cos. Inc.	90	2,300
Marshall & Ilsley Corp.	87	3,795
OneBeacon Insurance Group Ltd.	158	3,411
PartnerRe Ltd.	55	4,332
Public Storage Inc.	30	2,367
RenaissanceRe Holdings Ltd. (b)	59	3,833
Willis Group Holdings Ltd. (b)	75	3,083
		53,080
HEALTH CARE - 8.3%
Applera Corp. - Applied Biosystems Group	107	3,710
Barr Laboratories Inc. (c)	110	6,272
Hospira Inc. (c)	113	4,700
Omnicare Inc. (b)	119	3,929
Sepracor Inc. (b) (c)	61	1,672
Warner Chilcott Ltd. (c)	196	3,478
		23,761
INDUSTRIALS - 15.6%
Cintas Corp. (b)	153	5,665
Covanta Holding Corp. (b) (c)	169	4,137
Dover Corp.	123	6,241
Hubbell Inc. - Class B	85	4,855
Masco Corp.	180	4,159
Pitney Bowes Inc.	144	6,541

Republic Services Inc. - Class A	96	3,152
Textron Inc.	81	5,064
USG Corp. (b) (c)	55	2,069
YRC Worldwide Inc. (b) (c)	96	2,634
		44,517
INFORMATION TECHNOLOGY - 14.2%
Analog Devices Inc.	85	3,059
Arrow Electronics Inc. (c)	92	3,920
Flextronics International Ltd. (b) (c)	617	6,892
Ingram Micro Inc. - Class A (c)	274	5,377
Lexmark International Inc. (c)	105	4,373
QLogic Corp. (c)	252	3,383
Seagate Technology Inc.	163	4,162
Sun Microsystems Inc. (c)	850	4,769
Sybase Inc. (b) (c)	198	4,587
		40,522
MATERIALS - 4.1%
Ball Corp.	89	4,757
Bemis Co. Inc.	113	3,301
Louisiana-Pacific Corp.	210	3,567
		11,625
TELECOMMUNICATION SERVICES - 3.6%
Citizens Communications Co. (b)	454	6,506
NeuStar Inc. - Class A (b) (c)	110	3,755
		10,261

Total Common Stocks (cost $267,854)		268,502

SHORT TERM INVESTMENTS - 31.7%
Mutual Funds - 6.7%
JNL Money Market Fund, 5.07% (a) (h)	19,093	19,093

Securities Lending Collateral - 25.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	70,998	70,998

Total Short Term Investments (cost $90,091)		90,091

Total Investments - 126.0% (cost $357,945)		358,593
Other Assets and Liabilities, Net - (26.0%)		(74,013)
Total Net Assets - 100%		$ 284,580

JNL/Lazard Small Cap Value Fund
COMMON STOCKS - 95.6%
CONSUMER DISCRETIONARY - 12.6%
Aeropostale Inc. (c)	47	$ 898
Bally Technologies Inc. (b) (c)	57	2,027
Bright Horizons Family Solutions Inc. (c)	35	1,512
Brown Shoe Co. Inc.	63	1,226
Building Material Holding Corp. (b)	68	724
Carter's Inc. (b) (c)	60	1,189

Entravision Communications Corp. (b) (c)	107	987
Ethan Allen Interiors Inc. (b)	46	1,517
Guitar Center Inc. (b) (c)	23	1,358
Matthews International Corp. - Class A (b)	35	1,542
Pacific Sunwear of California Inc. (b) (c)	83	1,225
Polaris Industries Inc. (b)	24	1,025
Red Robin Gourmet Burgers Inc. (c)	20	849
Sealy Corp. (b)	36	498
Stein Mart Inc. (b)	107	812
TravelCenters of America LLC (c)	45	1,464
		18,853
CONSUMER STAPLES - 0.5%
Central Garden & Pet Co. - Class A (c)	88	794

ENERGY - 5.7%
CARBO Ceramics Inc.	23	1,177
Complete Production Services Inc. (b) (c)	60	1,223
Foundation Coal Holdings Inc.	34	1,313
Goodrich Petroleum Corp. (c)	29	907
TXCO Resources Inc. (b) (c)	145	1,297
Venoco Inc. (c)	68	1,164
W-H Energy Services Inc. (c)	20	1,438
		8,519
FINANCIALS - 19.2%
Bank of the Ozarks Inc. (b)	28	849
BankUnited Financial Corp. - Class A (b)	63	973
Corporate Office Properties Trust SBI MD (b)	44	1,844
Cousins Properties Inc. (b)	50	1,468
Digital Realty Trust Inc. (b)	28	1,087
Duff & Phelps Corp. - Class A (c)	27	497
First Community Bancorp Inc. (b)	50	2,741
Genesis Lease Ltd.	93	2,314
HFF Inc. Class - A (b) (c)	140	1,658
Max Capital Group Ltd.	64	1,803
MFA Mortgage Investments Inc. (b)	266	2,134
National Financial Partners Corp.	16	869
Penson Worldwide Inc. (b) (c)	47	865
Prosperity Bancshares Inc. (b)	78	2,570
Texas Capital Bancshares Inc. (b) (c)	68	1,478
Thomas Weisel Partners Group Inc. (b) (c)	105	1,521
Waddell & Reed Financial Inc. - Class A (b)	85	2,306
Wintrust Financial Corp. (b)	44	1,874
		28,851
HEALTH CARE - 6.6%
American Medical Systems Holdings Inc. (b) (c)	108	1,836
Angiotech Pharmaceuticals Inc. (c)	117	730
Five Star Quality Care Inc. (b) (c)	162	1,332
Magellan Health Services Inc. (c)	24	978
PharmaNet Development Group Inc. (c)	55	1,591
PSS World Medical Inc. (b) (c)	42	802

Skilled Healthcare Group Inc. (c)	74	1,159
Symmetry Medical Inc. (b) (c)	88	1,461
		9,889
INDUSTRIALS - 15.2%
AirTran Holdings Inc. (b) (c)	151	1,488
Altra Holdings Inc. (c)	124	2,069
Applied Signal Technology Inc.	8	114
Beacon Roofing Supply Inc. (b) (c)	95	973
Builders FirstSource Inc. (c)	10	110
Consolidated Graphics Inc. (c)	25	1,595
EMCOR Group Inc. (c)	24	737
First Advantage Corp. - Class A (c)	50	884
G&K Services Inc. - Class A (b)	44	1,776
Houston Wire & Cable Co. (b)	75	1,360
Insteel Industries Inc. (b)	97	1,490
Kaman Corp. - Class A	22	774
Kennametal Inc.	13	1,067
Knoll Inc. (b)	63	1,116
Labor Ready Inc. (b) (c)	35	655
Navigant Consulting Inc. (c)	96	1,212
Regal-Beloit Corp.	24	1,159
TriMas Corp. (c)	101	1,336
Waste Connections Inc. (b) (c)	48	1,510
Watsco Inc.	28	1,286
		22,711
INFORMATION TECHNOLOGY - 25.5%
Benchmark Electronics Inc. (b) (c)	82	1,959
Brightpoint Inc. (b) (c)	194	2,904
Coherent Inc. (c)	63	2,024
CPI International Inc. (c)	64	1,207
Dycom Industries Inc. (b) (c)	73	2,245
Euronet Worldwide Inc. (b) (c)	55	1,631
FARO Technologies Inc. (c)	30	1,311
FEI Co. (b) (c)	66	2,068
infoUSA Inc.	80	744
Integrated Device Technology Inc. (c)	126	1,954
Mattson Technology Inc. (c)	95	824
Microsemi Corp. (b) (c)	54	1,514
ON Semiconductor Corp. (b) (c)	98	1,230
Perot Systems Corp. (b) (c)	76	1,287
Plexus Corp. (c)	95	2,593
Powerwave Technologies Inc. (b) (c)	173	1,064
Secure Computing Corp. (b) (c)	207	2,015
Semtech Corp. (b) (c)	75	1,528
SRA International Inc. - Class A (c)	47	1,311
TTM Technologies Inc. (b) (c)	136	1,569
United Online Inc. (b)	131	1,965
ValueClick Inc. (b) (c)	36	809
Visual Sciences Inc. (c)	20	283
Wright Express Corp. (c)	62	2,244

		38,283
MATERIALS - 7.2%
AM Castle & Co. (b)	42	1,359
Headwaters Inc. (b) (c)	68	1,006
Hercules Inc. (b)	71	1,486
Polypore International Inc. (c)	133	1,863
Quanex Corp. (b)	45	2,110
RTI International Metals Inc. (c)	16	1,244
Schnitzer Steel Industries Inc. - Class A (b)	24	1,752
		10,820
TELECOMMUNICATION SERVICES - 3.1%
NTELOS Holdings Corp.	43	1,264
PAETEC Holding Corp. (c)	164	2,044
USA Mobility Inc. (c)	75	1,267
		4,575

Total Common Stocks (cost $139,325)		143,295

SHORT TERM INVESTMENTS - 41.7%
Mutual Funds - 5.0%
JNL Money Market Fund, 5.07% (a) (h)	7,526	7,526

Securities Lending Collateral - 36.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	55,017	55,017

Total Short Term Investments (cost $62,543)		62,543

Total Investments - 137.3% (cost $201,868)		205,838
Other Assets and Liabilities, Net - (37.3%)		(55,914)
Total Net Assets - 100%		$ 149,924

JNL/Mellon Capital Management 10 X 10 Fund
INVESTMENT FUNDS - 99.8%
JNL/Mellon Capital Management Bond Index Fund (a)	475	$ 5,371
JNL/Mellon Capital Management International Index Fund (a)	297	5,549
JNL/Mellon Capital Management JNL 5 Fund (a)	1,789	27,982
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	325	5,370
JNL/Mellon Capital Management S&P 500 Index Fund (a)	418	5,477
JNL/Mellon Capital Management Small Cap Index Fund (a)	345	5,244

Total Investment Funds (cost $53,957)		54,993

Total Investments - 99.8% (cost $53,957)		54,993
Other Assets and Liabilities, Net - 0.2%		135
Total Net Assets - 100%		$ 55,128

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.1%
AmeriCredit Automobile Receivables Trust, 5.19%, 11/06/11	$ 400	$ 400
Banc of America Commercial Mortgage Inc., 7.33%, 11/15/31	500	517

Banc of America Commercial Mortgage Inc., 4.05%, 11/10/38	500	488
Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43	150	150
Banc of America Commercial Mortgage Inc., 5.96%, 05/10/45 (i)	550	554
Banc of America Commercial Mortgage Inc., 4.76%, 07/01/45	350	347
Banc of America Commercial Mortgage Inc., 4.89%, 07/10/45	370	365
Banc of America Commercial Mortgage Inc., 5.45%, 01/15/49	200	199
Banc of America Commercial Mortgage Inc., 5.48%, 01/15/49 (i)	350	345
Bear Stearns Commercial Mortgage Securities Inc., 5.58%, 03/11/09 (i)	500	505
Bear Stearns Commercial Mortgage Securities Inc., 4.72%, 02/11/41	200	193
Bear Stearns Commercial Mortgage Securities Inc., 5.21%, 02/11/44	260	259
Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13	250	245
Chase Issuance Trust, 4.65%, 12/17/12	95	94
Chase Manhattan Bank-First Union National Bank, 7.44%, 08/15/31	47	49
Citigroup Commercial Mortgage Trust, 5.25%, 04/15/40	250	251
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.62%, 01/15/46	250	251
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.65%, 10/15/48	500	495
CS First Boston Mortgage Securities Corp., 5.42%, 05/15/36	350	349
CS First Boston Mortgage Securities Corp., 4.83%, 04/15/37	380	364
CS First Boston Mortgage Securities Corp., 5.10%, 08/15/38	350	346
CWCapital Cobalt, 5.22%, 08/15/48	200	196
DLJ Commercial Mortgage Corp., 6.46%, 03/10/32	47	48
First Union National Bank Commercial Mortgage, 7.39%, 12/15/31	97	101
First Union National Bank-Bank of America, 6.17%, 03/15/33	289	297
First Union-Lehman Brothers-Bank of America, 6.56%, 11/18/35	169	169
GE Capital Commercial Mortgage Corp., 5.51%, 11/10/45 (i)	200	197
GMAC Commercial Mortgage Securities Inc., 5.04%, 12/10/41	75	69
Goldman Sachs Mortgage Securities Corp., 5.56%, 11/10/39	400	400
Greenwich Capital Commercial Funding Corp., 5.44%, 01/10/17	500	494
Greenwich Capital Commercial Funding Corp., 4.34%, 06/10/36	500	496
GS Mortgage Securities Corp. II, 5.99%, 11/25/35 (i)	500	509
Household Automotive Trust, 3.02%, 12/17/10	158	157
Household Automotive Trust, 5.28%, 09/19/11	500	501
JPMorgan Chase Commercial Mortgage Securities Corp., 5.82%, 05/12/34	134	137
JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 09/12/37	250	248
JPMorgan Chase Commercial Mortgage Securities Corp., 4.45%, 01/12/38	400	393
JPMorgan Chase Commercial Mortgage Securities Corp., 4.88%, 01/12/38	500	488
JPMorgan Chase Commercial Mortgage Securities Corp., 4.77%, 03/12/39	500	488
JPMorgan Chase Commercial Mortgage Securities Corp., 5.55%, 06/12/41 (i)	250	251
JPMorgan Chase Commercial Mortgage Securities Corp., 4.74%, 07/15/42	500	476
JPMorgan Chase Commercial Mortgage Securities Corp., 4.98%, 07/15/42	125	113
JPMorgan Chase Commercial Mortgage Securities Corp., 4.94%, 08/15/42	278	268
JPMorgan Chase Commercial Mortgage Securities Corp., 5.94%, 02/12/49 (i)	200	202
LB Commercial Conduit Mortgage Trust, 6.48%, 02/18/30	72	72
LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31	214	218
LB-UBS Commercial Mortgage Trust, 3.85%, 05/15/27	250	240
LB-UBS Commercial Mortgage Trust, 3.97%, 03/15/29	250	240
LB-UBS Commercial Mortgage Trust, 5.59%, 06/15/31	75	76
LB-UBS Commercial Mortgage Trust, 4.17%, 05/15/32	165	156
LB-UBS Commercial Mortgage Trust, 5.40%, 02/15/40	250	247
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	330	326

MBNA Master Credit Card Trust USA, 7.00%, 02/15/12	300	312
Merrill Lynch Mortgage Trust, 5.40%, 07/12/34	200	202
Merrill Lynch Mortgage Trust, 5.74%, 08/12/43	250	253
Merrill Lynch Mortgage Trust, 5.29%, 01/12/44	500	495
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.66%, 02/12/39 (i)	250	251
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.41%, 07/12/46	200	198
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.17%, 12/12/49	200	194
Morgan Stanley Capital I, 4.80%, 01/13/41	250	242
Morgan Stanley Capital I, 5.94%, 10/15/42 (i)	270	275
Morgan Stanley Capital I, 5.41%, 03/15/44	350	339
Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36	87	91
Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10	47	47
Wachovia Bank Commercial Mortgage Trust, 4.44%, 11/15/34	194	192
Wachovia Bank Commercial Mortgage Trust, 5.22%, 01/15/41	100	99
Wachovia Bank Commercial Mortgage Trust, 5.41%, 07/15/41 (i)	250	248
Wachovia Bank Commercial Mortgage Trust, 4.89%, 10/15/41	200	188
Wachovia Bank Commercial Mortgage Trust, 4.90%, 10/15/41	500	468
Wachovia Bank Commercial Mortgage Trust, 5.34%, 12/15/43	200	196
Wachovia Bank Commercial Mortgage Trust, 5.53%, 12/15/44 (i)	200	193
Wachovia Bank Commercial Mortgage Trust, 5.42%, 01/15/45	350	347
Wachovia Bank Commercial Mortgage Trust, 6.19%, 06/15/45 (i)	500	502

Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,573)		20,371

CORPORATE BONDS AND NOTES - 19.2%
CONSUMER DISCRETIONARY - 1.8%
CBS Corp., 7.88%, 07/30/30	125	135
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	250	279
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	127
Comcast Corp., 5.85%, 01/15/10	250	254
Comcast Corp., 6.50%, 01/15/15	50	52
Comcast Corp., 5.65%, 06/15/35	100	89
Comcast Corp., 6.50%, 11/15/35	100	99
COX Communications Inc., 4.63%, 01/15/10	100	99
COX Communications Inc., 5.45%, 12/15/14	150	146
DaimlerChrysler NA Holding Corp., 8.00%, 06/15/10	150	160
DaimlerChrysler NA Holding Corp., 7.75%, 01/18/11	250	267
DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13	100	104
DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31	50	62
Federated Department Stores Inc., 6.90%, 04/01/29	100	94
Fortune Brands Inc., 5.38%, 01/15/16	250	237
Historic TW Inc., 6.63%, 05/15/29	100	98
Home Depot Inc., 4.63%, 08/15/10	250	244
Home Depot Inc., 5.25%, 12/16/13	250	240
Johnson Controls Inc., 5.50%, 01/15/16	250	246
Lowe's Cos. Inc., 5.50%, 10/15/35	150	130
May Department Stores Co., 4.80%, 07/15/09	150	149
Mohawk Industries Inc., 6.13%, 01/15/16	250	249
News America Inc., 5.30%, 12/15/14	175	170
News America Inc., 6.20%, 12/15/34	50	47

News America Inc., 6.40%, 12/15/35	100	97
Omnicom Group Inc., 5.90%, 04/15/16	250	249
Pulte Homes Inc., 5.25%, 01/15/14	150	125
Target Corp., 5.88%, 07/15/16 (b)	250	250
Target Corp., 7.00%, 07/15/31	100	106
Time Warner Cable Inc., 6.55%, 05/01/37 (f)	250	245
Time Warner Inc., 6.75%, 04/15/11	250	260
Time Warner Inc., 7.63%, 04/15/31	250	272
Toll Brothers Finance Corp., 4.95%, 03/15/14 (b)	50	44
Viacom Inc., 6.25%, 04/30/16	250	251
Walt Disney Co., 7.00%, 03/01/32	50	56
Wyndham Worldwide Corp., 6.00%, 12/01/16	150	145
Yum! Brands Inc., 8.88%, 04/15/11	50	56
		5,933
CONSUMER STAPLES - 0.9%
Altria Group Inc., 7.75%, 01/15/27	75	92
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	96
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	72
Coca-Cola Enterprises Inc., 7.13%, 08/01/17	100	111
ConAgra Foods Inc., 7.88%, 09/15/10	134	144
CVS Corp., 6.13%, 08/15/16	250	250
Diageo Capital Plc, 4.38%, 05/03/10	50	49
General Mills Inc., 6.00%, 02/15/12	100	102
Grand Metropolitan Investment Corp., 8.00%, 09/15/22	100	118
Kimberly-Clark Corp., 5.63%, 02/15/12	250	253
Kraft Foods Inc., 6.50%, 11/01/31	100	98
Kroger Co., 5.50%, 02/01/13	100	100
Kroger Co., 7.50%, 04/01/31 (b)	150	165
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	82
Procter & Gamble Co., 6.88%, 09/15/09 (b)	250	260
Procter & Gamble Co., 4.95%, 08/15/14	150	147
Procter & Gamble Co., 5.55%, 03/05/37	100	96
Reynolds American Inc., 7.63%, 06/01/16	250	266
Safeway Inc., 5.80%, 08/15/12	100	102
Sara Lee Corp., 6.25%, 09/15/11	75	77
Wal-Mart Stores Inc., 4.55%, 05/01/13	100	96
Wal-Mart Stores Inc., 7.55%, 02/15/30	300	346
		3,122
ENERGY - 1.1%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	110
Anadarko Petroleum Corp., 5.95%, 09/15/16	100	99
Anadarko Petroleum Corp., 6.45%, 09/15/36	150	148
Apache Corp., 5.25%, 04/15/13	250	249
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	139
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	55
Conoco Funding Co., 7.25%, 10/15/31	75	85
ConocoPhillips, 6.65%, 07/15/18	75	80
Devon Energy Corp., 7.95%, 04/15/32 (b)	100	119
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	118
Energy Transfer Partners LP, 5.95%, 02/01/15	250	244

Enterprise Products Operating LP, 4.95%, 06/01/10	25	25
Enterprise Products Operating LP, 5.60%, 10/15/14	25	24
Enterprise Products Operating LP, 6.88%, 03/01/33	25	26
Hess Corp., 6.65%, 08/15/11	275	287
Hess Corp., 7.30%, 08/15/31	35	38
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	75	72
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	150	148
Marathon Oil Corp., 6.13%, 03/15/12	200	205
Nexen Inc., 5.88%, 03/10/35	50	46
Occidental Petroleum Corp., 6.75%, 01/15/12	50	53
ONEOK Partners LP, 6.65%, 10/01/36	150	148
PacifiCorp, 5.75%, 04/01/37	150	141
Pemex Project Funding Master Trust, 7.88%, 02/01/09 (k)	100	103
Pemex Project Funding Master Trust, 7.38%, 12/15/14	250	273
Pemex Project Funding Master Trust, 8.63%, 02/01/22 (k)	75	93
Petrobras International Finance Co., 6.13%, 10/06/16	100	101
Petro-Canada, 7.00%, 11/15/28	75	80
Suncor Energy Inc., 5.95%, 12/01/34	100	95
Valero Energy Corp., 7.50%, 04/15/32	100	110
XTO Energy Inc., 4.90%, 02/01/14	75	71
XTO Energy Inc., 6.75%, 08/01/37	150	157
		3,742
FINANCIALS - 8.6%
Abbey National Plc, 7.95%, 10/26/29	100	121
Aegon NV, 4.75%, 06/01/13 (b)	150	144
Allstate Corp., 6.13%, 02/15/12	75	78
Allstate Corp., 5.35%, 06/01/33	75	66
American Express Co., 4.88%, 07/15/13	250	240
American General Finance Corp., 4.63%, 09/01/10	150	147
American General Finance Corp., 5.40%, 12/01/15	250	239
American International Group Inc., 4.25%, 05/15/13 (k)	500	470
Ameriprise Financial Inc., 7.52% (callable at 100 beginning 06/01/16)	250	256
Asian Development Bank, 4.13%, 09/15/10	350	347
Associates Corp. of North America, 6.25%, 11/01/08	300	303
Assurant Inc., 6.75%, 02/15/34	100	101
AXA SA, 8.60%, 12/15/30	100	119
BAC Capital Trust V, 5.63%, 03/08/35	300	268
Bank of America Corp., 4.88%, 09/15/12 (b)	150	147
Bank of America Corp., 5.49%, 03/15/19	200	192
Barclays Bank Plc, 6.86% (callable at 100 beginning 06/15/32) (f) (p)	50	49
BB&T Capital Trust I, 5.85%, 08/18/35	100	90
BB&T Corp., 6.50%, 08/01/11	75	78
Bear Stearns Cos. Inc., 7.63%, 12/07/09	250	261
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	241
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	100	96
Boston Properties LP, 6.25%, 01/15/13	150	152
Burlington Resources Finance Co., 7.20%, 08/15/31	100	113
Camden Property Trust, 5.00%, 06/15/15	100	91
Capital One Bank, 6.50%, 06/13/13	250	253
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	94

Chubb Corp., 5.20%, 04/01/13	100	98
Cincinnati Financial Corp., 6.13%, 11/01/34	100	96
CIT Group Inc., 4.65%, 07/01/10 (k)	250	240
CIT Group Inc., 5.65%, 02/13/20 (b)	350	325
Citigroup Inc., 6.00%, 02/21/12 (b)	350	360
Citigroup Inc., 5.00%, 09/15/14	400	386
Citigroup Inc., 5.85%, 08/02/16	250	253
Citigroup Inc., 5.50%, 02/15/17	350	344
Citigroup Inc., 6.00%, 10/31/33	50	49
Corp Andina de Fomento, 6.88%, 03/15/12	150	159
Countrywide Home Loans Inc., 4.13%, 09/15/09	250	230
Credit Suisse USA Inc., 6.13%, 11/15/11	100	103
Credit Suisse USA Inc., 6.50%, 01/15/12	250	261
Credit Suisse USA Inc., 7.13%, 07/15/32	100	113
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	245
ERP Operating LP, 5.25%, 09/15/14	50	48
European Investment Bank, 4.13%, 09/15/10	250	248
European Investment Bank, 4.63%, 05/15/14	150	147
European Investment Bank, 4.88%, 02/16/16	250	246
European Investment Bank, 5.13%, 09/13/16	500	502
Fifth Third Bank, 4.20%, 02/23/10	100	98
First Union National Bank, 7.80%, 08/18/10	250	268
Fleet National Bank, 5.75%, 01/15/09	100	101
General Electric Capital Corp., 3.13%, 04/01/09 (b)	150	146
General Electric Capital Corp., 4.13%, 09/01/09	250	246
General Electric Capital Corp., 4.88%, 10/21/10	250	250
General Electric Capital Corp., 5.45%, 01/15/13	500	506
General Electric Capital Corp., 5.00%, 01/08/16	100	97
General Electric Capital Corp., 6.75%, 03/15/32	350	385
Goldman Sachs Group Inc., 6.65%, 05/15/09	250	256
Goldman Sachs Group Inc., 7.35%, 10/01/09	350	365
Goldman Sachs Group Inc., 5.25%, 04/01/13 (b)	100	98
Goldman Sachs Group Inc., 5.13%, 01/15/15	200	192
Goldman Sachs Group Inc., 5.95%, 01/15/27	250	237
Goldman Sachs Group Inc., 6.13%, 02/15/33	250	245
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	72
Health Care Property Investors Inc., 6.00%, 01/30/17	150	143
HSBC Finance Capital Trust IX, 5.91%, 11/30/35	250	237
HSBC Finance Corp., 5.25%, 01/14/11	500	499
HSBC Holdings Plc, 5.25%, 12/12/12 (b)	200	197
HSBC Holdings Plc, 7.63%, 05/17/32	150	169
International Bank for Reconstruction & Development, 7.63%, 01/19/23	300	378
International Lease Finance Corp., 5.75%, 06/15/11	250	252
iStar Financial Inc., 5.15%, 03/01/12	100	93
John Deere Capital Corp., 7.00%, 03/15/12	250	267
JPMorgan Chase & Co., 6.75%, 02/01/11	250	263
JPMorgan Chase & Co., 6.63%, 03/15/12	100	105
JPMorgan Chase & Co., 5.75%, 01/02/13	100	101
JPMorgan Chase & Co., 5.15%, 10/01/15	250	240
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	67

JPMorgan Chase Capital XX, 6.55%, 09/29/36 (b)	100	93
KeyBank NA, 5.80%, 07/01/14	100	100
KFW International Finance Inc., 4.88%, 01/17/17	500	494
Korea Development Bank, 4.75%, 07/20/09	250	248
Kreditanstalt fuer Wiederaufbau, 3.25%, 03/30/09	350	345
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	250	252
Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14	150	145
Landwirtschaftliche Rentenbank, 3.88%, 03/15/10	250	247
Landwirtschaftliche Rentenbank, 5.25%, 07/15/11	250	255
Lehman Brothers Holdings Inc., 7.88%, 08/15/10	250	264
Lehman Brothers Holdings Inc., 6.63%, 01/18/12	350	361
Lehman Brothers Holdings Inc., 6.00%, 07/19/12 (b)	250	254
Lincoln National Corp., 7.00%, 05/17/66	250	258
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	97
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	104
MBNA Corp., 7.50%, 03/15/12	100	108
Merrill Lynch & Co. Inc., 4.13%, 09/10/09	250	245
Merrill Lynch & Co. Inc., 5.00%, 01/15/15	550	521
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	250	250
MetLife Inc., 5.00%, 11/24/13	100	98
MetLife Inc., 5.70%, 06/15/35	100	92
MetLife Inc., 6.40%, 12/15/36	100	95
Morgan Stanley, 4.25%, 05/15/10	500	489
Morgan Stanley, 5.05%, 01/21/11	500	494
Morgan Stanley, 6.75%, 04/15/11	300	314
Morgan Stanley, 5.45%, 01/09/17	350	338
Morgan Stanley, 7.25%, 04/01/32	25	28
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (p)	250	238
National Australia Bank Ltd., 8.60%, 05/19/10	150	164
National City Bank, 4.63%, 05/01/13	100	96
National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/09	200	202
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32 (b)	150	179
National Westminster Bank Plc, 7.38%, 10/01/09	250	263
NB Capital Trust, 7.83%, 12/15/26	75	78
Oester Kontrollbank, 4.75%, 11/08/11	250	251
PNC Funding Corp., 5.25%, 11/15/15	250	239
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	150
Prudential Financial Inc., 5.70%, 12/14/36	250	230
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	97
Royal Bank of Scotland Group Plc, 7.65% (callable at 100 beginning 09/30/31) (p)	155	162
Simon Property Group Inc., 7.13%, 02/09/09	200	204
Simon Property Group Inc., 5.25%, 12/01/16	250	234
SLM Corp., 5.00%, 10/01/13	50	44
SLM Corp., 5.05%, 11/14/14	250	212
SunTrust Bank, 6.38%, 04/01/11	200	207
Textron Financial Corp., 6.00%, 11/20/09	250	257
Travelers Cos. Inc., 6.25%, 03/15/37	250	242
U.S. Bank NA, 6.38%, 08/01/11	600	627
UBS AG Stamford, 5.88%, 07/15/16	250	258
Unilever Capital Corp., 7.13%, 11/01/10	100	106

Wachovia Bank NA, 4.88%, 02/01/15	200	189
Wachovia Corp., 6.38%, 02/01/09	100	102
Wachovia Corp., 5.25%, 08/01/14	250	245
Washington Mutual Inc., 4.63%, 04/01/14	100	91
Washington Mutual Inc., 5.13%, 01/15/15	200	186
Wells Fargo & Co., 4.20%, 01/15/10	100	98
Wells Fargo & Co., 5.00%, 11/15/14	200	193
Wells Fargo Bank, 6.45%, 02/01/11	100	104
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	253
		28,572
HEALTH CARE - 1.0%
Abbott Laboratories, 5.88%, 05/15/16	250	252
Aetna Inc., 6.63%, 06/15/36	150	153
American Home Products Corp., 6.70%, 03/15/11 (l)	400	418
Amgen Inc., 5.85%, 06/01/17 (f)	200	198
Baxter International Inc., 4.63%, 03/15/15	75	70
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	143
Eli Lilly & Co., 5.55%, 03/15/37	100	94
Genentech Inc., 4.75%, 07/15/15	50	47
Genentech Inc., 5.25%, 07/15/35	250	221
Merck & Co. Inc., 4.75%, 03/01/15	250	238
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	54
Schering-Plough Corp., 6.50%, 12/01/33 (l)	50	53
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	143
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	187
UnitedHealth Group Inc., 5.80%, 03/15/36	150	139
WellPoint Inc., 4.25%, 12/15/09	50	49
WellPoint Inc., 5.00%, 01/15/11	250	248
WellPoint Inc., 6.80%, 08/01/12	100	107
WellPoint Inc., 5.85%, 01/15/36	100	92
Wyeth, 5.50%, 03/15/13 (l)	100	100
Wyeth, 6.45%, 02/01/24 (b)	100	102
		3,108
INDUSTRIALS - 0.9%
Boeing Capital Corp., 6.10%, 03/01/11	250	258
Boeing Capital Corp., 5.80%, 01/15/13	125	128
Burlington Northern Santa Fe Corp., 5.90%, 07/01/12	150	154
Caterpillar Inc., 6.05%, 08/15/36	150	150
CSX Corp., 6.75%, 03/15/11	50	52
CSX Corp., 6.30%, 03/15/12	250	256
Emerson Electric Co., 5.00%, 12/15/14	100	97
General Dynamics Corp., 4.25%, 05/15/13 (b)	250	236
General Electric Co., 5.00%, 02/01/13	100	99
Honeywell International Inc., 6.13%, 11/01/11	100	103
Lockheed Martin Corp., 6.15%, 09/01/36	175	177
Masco Corp., 5.88%, 07/15/12	75	75
Norfolk Southern Corp., 7.25%, 02/15/31	75	82
Norfolk Southern Corp., 7.05%, 05/01/37	100	107
Northrop Grumman Corp., 7.75%, 03/01/16	150	171
Raytheon Co., 5.38%, 04/01/13	100	100

RR Donnelley & Sons Co., 4.95%, 04/01/14	200	189
RR Donnelley & Sons Co., 5.50%, 05/15/15	50	48
Tyco International Group SA, 6.38%, 10/15/11	91	93
Union Pacific Corp., 6.63%, 02/01/29	25	25
United Technologies Corp., 6.35%, 03/01/11	75	79
United Technologies Corp., 6.70%, 08/01/28	50	53
Waste Management Inc., 7.38%, 08/01/10	100	106
		2,838
INFORMATION TECHNOLOGY - 0.5%
Cisco Systems Inc., 5.50%, 02/22/16	250	248
Hewlett-Packard Co., 6.50%, 07/01/12	250	263
International Business Machines Corp., 5.38%, 02/01/09	300	303
International Business Machines Corp., 6.50%, 01/15/28	200	210
Motorola Inc., 7.63%, 11/15/10	274	291
Oracle Corp. and Ozark Holding Inc., 5.00%, 01/15/11	250	249
Xerox Corp., 6.88%, 08/15/11	150	156
		1,720
MATERIALS - 0.8%
Alcan Inc., 4.88%, 09/15/12	50	49
Alcan Inc., 6.13%, 12/15/33	25	24
Alcoa Inc., 5.38%, 01/15/13	50	49
Alcoa Inc., 5.55%, 02/01/17	200	193
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	97
CRH America Inc., 6.00%, 09/30/16	250	243
Dow Chemical Co., 6.13%, 02/01/11	50	51
Dow Chemical Co., 6.00%, 10/01/12	50	51
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	98
Hanson Plc., 6.13%, 08/15/16	250	244
Lafarge SA, 6.50%, 07/15/16	250	254
MeadWestvaco Corp., 6.85%, 04/01/12	250	260
Newmont Mining Corp., 5.88%, 04/01/35	50	44
Praxair Inc., 3.95%, 06/01/13	100	93
Rohm & Haas Co., 7.85%, 07/15/29	50	57
Vale Overseas Ltd., 6.25%, 01/11/16	100	101
Vale Overseas Ltd., 6.25%, 01/23/17	150	152
Vale Overseas Ltd., 6.88%, 11/21/36	100	103
Weyerhaeuser Co., 6.75%, 03/15/12	250	260
Weyerhaeuser Co., 7.38%, 03/15/32	100	100
		2,523
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc., 6.00%, 03/15/09	250	253
AT&T Inc., 5.30%, 11/15/10	250	252
AT&T Inc., 5.88%, 02/01/12 (b)	100	102
AT&T Inc., 9.75%, 11/15/31 (l)	250	304
AT&T Inc., 6.15%, 09/15/34	50	49
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	116
BellSouth Corp., 5.20%, 09/15/14 (b)	100	97
British Telecommunications Plc, 8.38%, 12/15/10 (l)	250	275
British Telecommunications Plc, 8.88%, 12/15/30 (l)	150	199
Deutsche Telekom International Finance BV, 8.00%, 06/15/10 (b) (l)	400	428

Deutsche Telekom International Finance BV, 5.75%, 03/23/16	250	247
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	100	122
Embarq Corp., 8.00%, 06/01/36	100	107
France Telecom SA, 8.50%, 03/01/31	250	321
GTE Corp., 6.94%, 04/15/28	50	52
New Cingular Wireless Services Inc., 7.88%, 03/01/11	250	271
New Cingular Wireless Services Inc., 8.75%, 03/01/31	108	137
Qwest Corp., 6.50%, 06/01/17 (f)	250	245
Royal KPN NV, 8.00%, 10/01/10	250	269
Southwestern Bell Telephone Co., 7.00%, 07/01/15	100	107
Sprint Capital Corp., 8.38%, 03/15/12	200	220
Sprint Capital Corp., 6.88%, 11/15/28	100	97
Sprint Capital Corp., 8.75%, 03/15/32	100	115
Sprint Nextel Corp., 6.00%, 12/01/16	250	240
Telecom Italia Capital SA, 4.95%, 09/30/14	100	95
Telecom Italia Capital SA, 6.38%, 11/15/33	50	48
Telecom Italia Capital SA, 6.00%, 09/30/34	100	93
Telefonica Europe BV, 8.25%, 09/15/30	200	239
TELUS Corp., 8.00%, 06/01/11	200	216
Verizon Communications, 6.84%, 04/15/18	250	267
Verizon Global Communications Inc., 5.58%, 09/15/35 (b)	100	96
Verizon Global Funding Corp., 7.25%, 12/01/10	250	266
Verizon Global Funding Corp., 7.75%, 12/01/30	50	58
Verizon New England Inc., 6.50%, 09/15/11	250	259
Vodafone Group Plc, 5.00%, 12/16/13	150	144
Vodafone Group Plc, 5.38%, 01/30/15	100	97
Vodafone Group Plc, 5.63%, 02/27/17	250	243
		6,746
UTILITIES - 1.6%
Alabama Power Co., 5.88%, 12/01/22	100	99
American Electric Power Co. Inc., 5.38%, 03/15/10	100	100
Consolidated Edison Inc. of New York, 5.30%, 03/01/35	250	219
Constellation Energy Group Inc., 7.00%, 04/01/12	100	106
Constellation Energy Group Inc., 7.60%, 04/01/32	150	167
Consumers Energy Co., 5.50%, 08/15/16	25	24
Duke Energy Corp., 5.63%, 11/30/12	150	152
Duke Energy Field Services LLC, 7.88%, 08/16/10	250	267
Energy East Corp., 6.75%, 07/15/36	150	153
Enersis SA, 7.40%, 12/01/16	150	162
Exelon Generation Co. LLC, 6.95%, 06/15/11	150	157
Exelon Generation Co. LLC, 5.35%, 01/15/14	150	146
FirstEnergy Corp., 6.45%, 11/15/11	125	129
FirstEnergy Corp., 7.38%, 11/15/31	125	137
Florida Power & Light Co., 5.63%, 04/01/34	100	94
Hydro Quebec, 8.00%, 02/01/13	250	287
Hydro Quebec, 7.50%, 04/01/16	100	116
MidAmerican Energy Co., 6.75%, 12/30/31	50	53
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	102
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	150	146
National Grid Plc, 6.30%, 08/01/16	150	152

NiSource Finance Corp., 5.40%, 07/15/14	75	73
Northern States Power Co., 8.00%, 08/28/12	100	111
Ohio Power Co., 6.00%, 06/01/16	250	251
Pacific Gas & Electric Co., 4.80%, 03/01/14	250	238
Pacific Gas & Electric Co., 6.05%, 03/01/34	100	98
PPL Electric Utilities Corp., 6.25%, 08/15/09	100	102
Progress Energy Inc., 7.10%, 03/01/11	117	123
Progress Energy Inc., 7.75%, 03/01/31	50	58
PSEG Power LLC, 8.63%, 04/15/31	75	93
Reliant Energy Resources Corp., 7.75%, 02/15/11	150	159
SCANA Corp., 6.88%, 05/15/11	75	78
Scottish Power Plc, 5.38%, 03/15/15	50	49
Sempra Energy, 4.75%, 05/15/09	200	198
Sempra Energy, 6.00%, 02/01/13 (b)	250	257
Southern California Edison Co., 6.00%, 01/15/34	75	74
TXU Electric Delivery Co., 6.38%, 01/15/15	150	150
TXU Electric Delivery Co., 7.00%, 09/01/22	150	153
TXU Energy Co. LLC, 7.00%, 03/15/13	25	27
Virginia Electric & Power Co., 6.00%, 01/15/36	150	144
		5,404

Total Corporate Bonds and Notes (cost $64,872)		63,708

GOVERNMENT AND AGENCY OBLIGATIONS - 72.2%
GOVERNMENT SECURITIES - 26.3%
Municipals - 0.4%
New Jersey State Turnpike Authority - Series B (insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	95	89
New Jersey State Turnpike Authority - Series B
(Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	5	5
State of Illinois, 5.10%, 06/01/33	200	187
Tennessee Valley Authority, 5.50%, 07/18/17	1,000	1,031
		1,312
Sovereign - 1.3%
Chile Government International Bond, 5.50%, 01/15/13	100	102
Financement-Quebec, 5.00%, 10/25/12	100	100
Inter-American Development Bank, 7.38%, 01/15/10	100	106
Inter-American Development Bank, 5.13%, 09/13/16	250	253
Israel Government International Bond, 4.63%, 06/15/13	75	72
Israel Government International Bond, 5.50%, 11/09/16	250	249
Italy Government International Bond, 5.63%, 06/15/12	250	259
Italy Government International Bond, 4.38%, 06/15/13	100	99
Italy Government International Bond, 6.88%, 09/27/23	200	224
Italy Government International Bond, 5.38%, 06/15/33	100	97
Mexico Government International Bond, 6.38%, 01/16/13	89	94
Mexico Government International Bond, 5.88%, 01/15/14	250	257
Mexico Government International Bond, 6.63%, 03/03/15	93	100
Mexico Government International Bond, 5.63%, 01/15/17	100	100
Mexico Government International Bond, 7.50%, 04/08/33	250	296
Province of Nova Scotia, Canada, 5.75%, 02/27/12	100	104
Province of Ontario, Canada, 3.63%, 10/21/09	150	148

Province of Ontario, Canada, 4.50%, 02/03/15	100	97
Province of Ontario, Canada, 5.45%, 04/27/16 (b)	250	257
Province of Quebec, Canada, 5.75%, 02/15/09	125	127
Province of Quebec, Canada, 4.60%, 05/26/15	250	242
Province of Quebec, Canada, 7.50%, 07/15/23	100	121
Republic of Hungary, 4.75%, 02/03/15	250	241
South Africa Government International Bond, 7.38%, 04/25/12	100	108
South Africa Government International Bond, 6.50%, 06/02/14	200	211
Svensk Exportkredit AB, 4.00%, 06/15/10	200	198
		4,262
U.S. Treasury Securities - 24.6%
U.S. Treasury Bond, 10.38%, 11/15/12 (b)	240	242
U.S. Treasury Bond, 12.00%, 08/15/13 (b)	250	267
U.S. Treasury Bond, 11.25%, 02/15/15 (b)	795	1,132
U.S. Treasury Bond, 10.63%, 08/15/15 (b)	450	632
U.S. Treasury Bond, 7.25%, 05/15/16 (b)	230	274
U.S. Treasury Bond, 7.50%, 11/15/16 (b)	1,240	1,506
U.S. Treasury Bond, 8.75%, 05/15/17 (b)	585	770
U.S. Treasury Bond, 8.88%, 08/15/17 (b)	180	240
U.S. Treasury Bond, 9.13%, 05/15/18 (b)	340	466
U.S. Treasury Bond, 9.00%, 11/15/18 (b)	500	684
U.S. Treasury Bond, 8.88%, 02/15/19 (b)	1,045	1,422
U.S. Treasury Bond, 8.13%, 08/15/19 (b)	200	261
U.S. Treasury Bond, 8.50%, 02/15/20 (b)	40	54
U.S. Treasury Bond, 8.75%, 05/15/20 (b)	180	247
U.S. Treasury Bond, 8.75%, 08/15/20 (b)	700	963
U.S. Treasury Bond, 7.88%, 02/15/21 (b)	500	649
U.S. Treasury Bond, 8.00%, 11/15/21 (b)	1,900	2,506
U.S. Treasury Bond, 7.13%, 02/15/23	815	1,011
U.S. Treasury Bond, 6.25%, 08/15/23 (b)	920	1,057
U.S. Treasury Bond, 7.63%, 02/15/25 (b)	500	659
U.S. Treasury Bond, 6.88%, 08/15/25 (b)	190	234
U.S. Treasury Bond, 6.00%, 02/15/26 (b)	350	396
U.S. Treasury Bond, 6.50%, 11/15/26 (b)	560	671
U.S. Treasury Bond, 6.38%, 08/15/27 (b)	380	451
U.S. Treasury Bond, 6.13%, 11/15/27 (b)	530	613
U.S. Treasury Bond, 5.50%, 08/15/28 (b)	400	432
U.S. Treasury Bond, 5.25%, 02/15/29 (b)	315	330
U.S. Treasury Bond, 6.25%, 05/15/30 (b)	300	357
U.S. Treasury Bond, 5.38%, 02/15/31 (b)	500	535
U.S. Treasury Bond, 4.50%, 02/15/36 (b)	1,000	948
U.S. Treasury Bond, 4.75%, 02/15/37, TBA (b) (g)	810	799
U.S. Treasury Bond, 5.00%, 05/15/37 (b)	400	410
U.S. Treasury Note, 3.13%, 09/15/08 (b)	750	743
U.S. Treasury Note, 4.63%, 09/30/08	1,340	1,347
U.S. Treasury Note, 4.88%, 10/31/08 (b)	2,810	2,835
U.S. Treasury Note, 3.38%, 11/15/08 (b)	980	973
U.S. Treasury Note, 4.38%, 11/15/08 (b)	4,450	4,467
U.S. Treasury Note, 4.75%, 11/15/08 (b)	890	897
U.S. Treasury Note, 4.63%, 11/30/08 (b)	250	252

U.S. Treasury Note, 4.75%, 12/31/08 (b)	670	676
U.S. Treasury Note, 3.25%, 01/15/09 (b)	710	704
U.S. Treasury Note, 4.88%, 01/31/09 (b)	900	910
U.S. Treasury Note, 4.50%, 02/15/09 (b)	1,000	1,007
U.S. Treasury Note, 4.75%, 02/28/09 (b)	2,420	2,446
U.S. Treasury Note, 2.63%, 03/15/09 (b)	1,160	1,138
U.S. Treasury Note, 3.25%, 04/15/09 (b)	740	731
U.S. Treasury Note, 4.88%, 05/15/09 (b)	750	761
U.S. Treasury Note, 5.50%, 05/15/09 (b)	760	778
U.S. Treasury Note, 4.00, 06/15/09 (b)	1,420	1,421
U.S. Treasury Note, 3.63%, 07/15/09 (b)	230	229
U.S. Treasury Note, 3.50%, 08/15/09 (b)	260	258
U.S. Treasury Note, 6.00%, 08/15/09	360	373
U.S. Treasury Note, 3.38%, 10/15/09 (b)	610	603
U.S. Treasury Note, 3.50%, 11/15/09 (b)	290	287
U.S. Treasury Note, 4.63%, 11/15/09 (b)	620	628
U.S. Treasury Note, 3.50%, 02/15/10 (b)	850	840
U.S. Treasury Note, 4.75%, 02/15/10 (b)	1,000	1,017
U.S. Treasury Note, 6.50%, 02/15/10 (b)	670	708
U.S. Treasury Note, 4.00%, 04/15/10 (b)	20	20
U.S. Treasury Note, 3.63%, 06/15/10	210	208
U.S. Treasury Note, 3.88%, 07/15/10 (b)	520	518
U.S. Treasury Note, 4.13%, 08/15/10 (b)	890	893
U.S. Treasury Note, 3.88%, 09/15/10 (b)	580	578
U.S. Treasury Note, 4.25%, 10/15/10 (b)	390	392
U.S. Treasury Note, 4.25%, 01/15/11 (b)	660	664
U.S. Treasury Note, 5.00%, 02/15/11 (b)	870	896
U.S. Treasury Note, 4.50%, 02/28/11 (b)	1,862	1,888
U.S. Treasury Note, 4.88%, 04/30/11 (b)	740	759
U.S. Treasury Note, 4.88%, 05/31/11 (b)	780	800
U.S. Treasury Note, 5.13%, 06/30/11 (b)	790	817
U.S. Treasury Note, 4.88%, 07/31/11 (b)	1,190	1,222
U.S. Treasury Note, 5.00%, 08/15/11 (b)	200	207
U.S. Treasury Note, 4.63%, 10/31/11 (b)	1,000	1,018
U.S. Treasury Note, 4.75%, 01/31/12 (b)	1,200	1,227
U.S. Treasury Note, 4.88%, 02/15/12 (b)	505	520
U.S. Treasury Note, 4.63%, 02/29/12 (b)	930	946
U.S. Treasury Note, 4.50%, 04/30/12 (b)	3,055	3,092
U.S. Treasury Note, 4.63%, 07/13/12 (b)	800	814
U.S. Treasury Note, 4.38%, 08/15/12 (b)	295	298
U.S. Treasury Note, 4.00%, 11/15/12 (b)	780	773
U.S. Treasury Note, 3.88%, 02/15/13 (b)	140	138
U.S. Treasury Note, 4.25%, 08/15/13 (b)	800	799
U.S. Treasury Note, 4.25%, 11/15/13 (b)	540	538
U.S. Treasury Note, 4.00%, 02/15/14 (b)	650	638
U.S. Treasury Note, 4.75%, 05/15/14 (b)	5,690	5,819
U.S. Treasury Note, 4.25%, 08/15/14, TBA (b) (g)	855	849
U.S. Treasury Note, 4.25%, 11/15/14 (b)	670	664
U.S. Treasury Note, 4.13%, 05/15/15 (b)	300	294
U.S. Treasury Note, 4.25%, 08/15/15 (b)	220	217

U.S. Treasury Note, 4.50%, 11/15/15 (b)	270	270
U.S. Treasury Note, 4.50%, 02/15/16 (b)	200	200
U.S. Treasury Note, 4.88%, 08/15/16 (b)	650	665
U.S. Treasury Note, 4.63%, 11/15/16 (b)	450	452
U.S. Treasury Note, 4.63%, 02/15/17 (b)	600	603
U.S. Treasury Note, 4.50%, 05/15/17, TBA (b) (g)	2,750	2,735
		81,678
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 45.9%
Federal Home Loan Bank - 1.9%
Federal Home Loan Bank, 4.63%, 11/21/08	500	500
Federal Home Loan Bank, 5.00%, 02/20/09 (b)	1,960	1,975
Federal Home Loan Bank, 3.00%, 04/15/09 (b)	1,200	1,174
Federal Home Loan Bank, 5.00%, 09/18/09 (b)	800	809
Federal Home Loan Bank, 5.30%, 01/22/10	100	100
Federal Home Loan Bank, 5.75%, 05/15/12 (b)	1,125	1,178
Federal Home Loan Bank, 4.50%, 11/15/12	200	199
Federal Home Loan Bank, 4.75%, 12/16/16	300	295
Federal Home Loan Bank, 5.50%, 07/15/36 (b)	200	206
		6,436
Federal Home Loan Mortgage Corp. - 17.6%
Federal Home Loan Mortgage Corp., 4.90%, 11/03/08	100	100
Federal Home Loan Mortgage Corp., 4.63%, 12/19/08 (b)	900	901
Federal Home Loan Mortgage Corp., 4.25%, 07/15/09 (b)	50	50
Federal Home Loan Mortgage Corp., 4.13%, 09/01/09	100	99
Federal Home Loan Mortgage Corp., 4.13%, 11/18/09 (b)	300	298
Federal Home Loan Mortgage Corp., 4.38%, 01/25/10	200	200
Federal Home Loan Mortgage Corp., 4.38%, 03/01/10	300	300
Federal Home Loan Mortgage Corp., 7.00%, 03/15/10 (b)	550	583
Federal Home Loan Mortgage Corp., 5.25%, 05/07/10 (b)	1,100	1,104
Federal Home Loan Mortgage Corp., 4.50%, 07/06/10	200	200
Federal Home Loan Mortgage Corp., 4.13%, 07/12/10 (b)	800	794
Federal Home Loan Mortgage Corp., 6.88%, 09/15/10 (b)	600	640
Federal Home Loan Mortgage Corp., 4.13%, 02/24/11	500	495
Federal Home Loan Mortgage Corp., 5.25%, 02/24/11 (b)	100	101
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11 (b)	500	518
Federal Home Loan Mortgage Corp., 5.45%, 09/02/11	100	101
Federal Home Loan Mortgage Corp., 5.50%, 09/15/11 (b)	500	517
Federal Home Loan Mortgage Corp., 5.25%, 10/06/11	200	201
Federal Home Loan Mortgage Corp., 5.38%, 12/27/11	160	160
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12 (b)	900	940
Federal Home Loan Mortgage Corp., 5.40%, 03/02/12	160	161
Federal Home Loan Mortgage Corp., 5.25%, 03/15/12	100	101
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12 (b)	428	437
Federal Home Loan Mortgage Corp., 4.50%, 01/15/13 (b)	500	496
Federal Home Loan Mortgage Corp., 4.63%, 05/28/13	75	74
Federal Home Loan Mortgage Corp., 5.60%, 10/17/13	100	101
Federal Home Loan Mortgage Corp., 4.88%, 11/15/13 (b)	500	503
Federal Home Loan Mortgage Corp., 5.45%, 11/21/13	1,445	1,415
Federal Home Loan Mortgage Corp., 5.38%, 01/09/14	100	100
Federal Home Loan Mortgage Corp., 4.50%, 04/02/14	100	98

Federal Home Loan Mortgage Corp., 6.50%, 06/01/14	99	102
Federal Home Loan Mortgage Corp., 5.25%, 06/18/14 (b)	1,090	1,118
Federal Home Loan Mortgage Corp., 5.05%, 01/26/15	100	101
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15 (b)	300	290
Federal Home Loan Mortgage Corp., 7.00%, 08/01/15	23	24
Federal Home Loan Mortgage Corp., 7.00%, 11/01/15	1	1
Federal Home Loan Mortgage Corp., 7.00%, 11/02/16	59	61
Federal Home Loan Mortgage Corp., 6.00%, 12/01/16	52	52
Federal Home Loan Mortgage Corp., 5.65%, 02/23/17	240	242
Federal Home Loan Mortgage Corp., 4.50%, 01/01/18	50	49
Federal Home Loan Mortgage Corp., 5.50%, 04/01/18	29	29
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	1,042	1,005
Federal Home Loan Mortgage Corp., 4.50%, 12/01/18	895	864
Federal Home Loan Mortgage Corp., 6.00%, 02/01/19	281	285
Federal Home Loan Mortgage Corp., 4.00%, 05/01/19	53	50
Federal Home Loan Mortgage Corp., 5.00%, 07/01/19	111	109
Federal Home Loan Mortgage Corp., 4.00%, 09/01/20	320	301
Federal Home Loan Mortgage Corp., 4.50%, 09/01/20	660	636
Federal Home Loan Mortgage Corp., 5.00%, 10/01/20	798	783
Federal Home Loan Mortgage Corp., 5.00%, 02/01/21	84	82
Federal Home Loan Mortgage Corp., 6.00%, 07/21/21	275	278
Federal Home Loan Mortgage Corp., 5.00%, 07/01/22	800	784
Federal Home Loan Mortgage Corp., 4.50%, 05/01/23	8	7
Federal Home Loan Mortgage Corp., 4.50%, 07/01/25	258	245
Federal Home Loan Mortgage Corp., 4.50%, 10/01/25	367	349
Federal Home Loan Mortgage Corp., 5.00%, 03/01/26	193	186
Federal Home Loan Mortgage Corp., 6.50%, 07/01/28	155	159
Federal Home Loan Mortgage Corp., 6.50%, 12/01/28	77	79
Federal Home Loan Mortgage Corp., 6.00%, 02/01/29	13	13
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	38	38
Federal Home Loan Mortgage Corp., 6.50%, 05/01/29	27	27
Federal Home Loan Mortgage Corp., 6.00%, 07/01/29	31	31
Federal Home Loan Mortgage Corp., 6.75%, 09/15/29	60	72
Federal Home Loan Mortgage Corp., 6.50%, 03/01/31	26	27
Federal Home Loan Mortgage Corp., 6.00%, 05/01/31	109	110
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	14	14
Federal Home Loan Mortgage Corp., 7.50%, 11/01/31	162	169
Federal Home Loan Mortgage Corp., 6.00%, 01/01/32	10	10
Federal Home Loan Mortgage Corp., 6.00%, 02/01/32	101	101
Federal Home Loan Mortgage Corp., 7.50%, 04/01/32	263	275
Federal Home Loan Mortgage Corp., 6.00%, 06/01/32	8	8
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32 (b)	100	114
Federal Home Loan Mortgage Corp., 5.50%, 10/01/32	1,278	1,256
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	81	82
Federal Home Loan Mortgage Corp., 6.00%, 12/01/32	10	10
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	7	7
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	408	401
Federal Home Loan Mortgage Corp., 6.00%, 04/01/33	8	8
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	60	61
Federal Home Loan Mortgage Corp., 5.50%, 08/01/33	258	253

Federal Home Loan Mortgage Corp., 5.00%, 09/01/33	2,620	2,508
Federal Home Loan Mortgage Corp., 4.50%, 10/01/33	8	7
Federal Home Loan Mortgage Corp., 5.50%, 10/01/33	1,188	1,166
Federal Home Loan Mortgage Corp., 6.00%, 10/01/33	46	46
Federal Home Loan Mortgage Corp., 5.50%, 11/01/33	555	545
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	339	392
Federal Home Loan Mortgage Corp., 5.50%, 03/01/34	258	253
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	730	698
Federal Home Loan Mortgage Corp., 6.00%, 07/01/34	314	315
Federal Home Loan Mortgage Corp., 6.50%, 12/01/34	551	563
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	266	255
Federal Home Loan Mortgage Corp., 5.50%, 05/01/35	347	341
Federal Home Loan Mortgage Corp., 5.00%, 06/01/35	417	398
Federal Home Loan Mortgage Corp., 6.50%, 06/01/35	8	8
Federal Home Loan Mortgage Corp., 5.00%, 07/01/35	1,083	1,034
Federal Home Loan Mortgage Corp., 6.50%, 07/01/35	14	14
Federal Home Loan Mortgage Corp., 4.82%, 09/01/35 (i)	213	211
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	2,354	2,249
Federal Home Loan Mortgage Corp., 5.50%, 11/01/35	882	864
Federal Home Loan Mortgage Corp., 4.42%, 12/01/35 (i)	1,262	1,226
Federal Home Loan Mortgage Corp., 4.50%, 12/01/35	353	328
Federal Home Loan Mortgage Corp., 5.50%, 12/01/35	2,730	2,677
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	2,795	2,800
Federal Home Loan Mortgage Corp., 4.50%, 01/01/36	382	355
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36	412	403
Federal Home Loan Mortgage Corp., 6.00%, 02/01/36	842	843
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	65	62
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	1,234	1,177
Federal Home Loan Mortgage Corp., 6.00%, 04/01/36	726	727
Federal Home Loan Mortgage Corp., 4.50%, 08/01/36	493	458
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	300	303
Federal Home Loan Mortgage Corp., 6.50%, 09/01/36	493	502
Federal Home Loan Mortgage Corp., 6.00%, 11/01/36, TBA (g)	1,500	1,500
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	2,160	2,119
Federal Home Loan Mortgage Corp., 5.91%, 01/01/37 (i)	178	179
Federal Home Loan Mortgage Corp., 6.05%, 01/01/37 (i)	675	679
Federal Home Loan Mortgage Corp., 5.50%, 02/01/37	486	476
Federal Home Loan Mortgage Corp., 5.65%, 02/01/37 (i)	408	406
Federal Home Loan Mortgage Corp., 6.00%, 02/01/37	940	941
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	756	769
Federal Home Loan Mortgage Corp., 6.00%, 04/16/37	100	101
Federal Home Loan Mortgage Corp., 6.00%, 05/01/37	3,000	3,006
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	1,500	1,527
		58,577
Federal National Mortgage Association - 23.7%
Federal National Mortgage Association, 5.25%, 11/20/08	200	200
Federal National Mortgage Association, 5.25%, 01/15/09 (b)	500	505
Federal National Mortgage Association, 5.00%, 01/23/09	150	151
Federal National Mortgage Association, 5.25%, 01/29/09	500	501
Federal National Mortgage Association, 3.25%, 02/15/09 (b)	350	344

Federal National Mortgage Association, 4.25%, 05/15/09 (b)	150	150
Federal National Mortgage Association, 5.10%, 09/10/09	500	501
Federal National Mortgage Association, 6.63%, 09/15/09 (b)	520	541
Federal National Mortgage Association, 5.25%, 12/28/09	100	100
Federal National Mortgage Association, 5.20%, 04/16/10	600	602
Federal National Mortgage Association, 4.13%, 05/15/10 (b)	845	839
Federal National Mortgage Association, 6.00%, 05/15/11 (b)	700	735
Federal National Mortgage Association, 5.63%, 05/19/11 (b)	500	510
Federal National Mortgage Association, 5.50%, 01/23/12 (b)	200	201
Federal National Mortgage Association, 5.40%, 04/02/12	160	161
Federal National Mortgage Association, 5.30%, 05/07/12	100	101
Federal National Mortgage Association, 6.13%, 07/17/13	100	101
Federal National Mortgage Association, 5.50%, 01/01/14	52	52
Federal National Mortgage Association, 5.50%, 03/26/14	100	100
Federal National Mortgage Association, 4.63%, 10/15/14 (b)	550	544
Federal National Mortgage Association, 4.38%, 10/15/15 (b)	390	378
Federal National Mortgage Association, 6.50%, 02/01/16	11	11
Federal National Mortgage Association, 5.00%, 03/15/16 (b)	400	402
Federal National Mortgage Association, 5.50%, 04/01/16	16	16
Federal National Mortgage Association, 6.07%, 05/12/16	100	101
Federal National Mortgage Association, 6.00%, 06/01/16	93	94
Federal National Mortgage Association, 6.00%, 08/22/16 (b)	240	243
Federal National Mortgage Association, 6.50%, 09/01/16	18	18
Federal National Mortgage Association, 6.00%, 10/01/16	142	144
Federal National Mortgage Association, 6.50%, 10/01/16	29	29
Federal National Mortgage Association, 6.50%, 12/01/16	1	1
Federal National Mortgage Association, 4.88%, 12/15/16 (b)	500	496
Federal National Mortgage Association, 5.50%, 01/01/17	528	528
Federal National Mortgage Association, 5.63%, 01/24/17	100	100
Federal National Mortgage Association, 5.00%, 02/13/17 (b)	430	431
Federal National Mortgage Association, 5.75%, 02/13/17	100	101
Federal National Mortgage Association, 5.50%, 03/01/17	33	33
Federal National Mortgage Association, 5.50%, 09/01/17	529	530
Federal National Mortgage Association, 5.00%, 10/01/17	46	46
Federal National Mortgage Association, 5.50%, 11/01/17	57	57
Federal National Mortgage Association, 5.00%, 01/01/18	236	232
Federal National Mortgage Association, 5.50%, 01/01/18	86	86
Federal National Mortgage Association, 5.00%, 02/01/18	1,920	1,889
Federal National Mortgage Association, 5.50%, 02/01/18	195	195
Federal National Mortgage Association, 4.50%, 03/01/18	664	641
Federal National Mortgage Association, 5.00%, 03/01/18	83	81
Federal National Mortgage Association, 5.00%, 05/01/18	29	29
Federal National Mortgage Association, 5.00%, 06/01/18	57	56
Federal National Mortgage Association, 4.00%, 07/01/18	369	349
Federal National Mortgage Association, 5.00%, 07/01/18	204	199
Federal National Mortgage Association, 4.00%, 08/01/18	284	269
Federal National Mortgage Association, 5.00%, 08/01/18	45	44
Federal National Mortgage Association, 4.00%, 10/01/18	116	109
Federal National Mortgage Association, 4.50%, 11/01/18	1,062	1,024
Federal National Mortgage Association, 5.00%, 11/01/18	1,083	1,065

Federal National Mortgage Association, 5.50%, 12/01/18	162	162
Federal National Mortgage Association, 5.50%, 03/01/19	35	35
Federal National Mortgage Association, 5.50%, 10/01/19	103	103
Federal National Mortgage Association, 5.50%, 04/01/20	440	439
Federal National Mortgage Association, 5.50%, 05/01/20	357	357
Federal National Mortgage Association, 4.50%, 07/01/20	732	705
Federal National Mortgage Association, 5.50%, 07/01/20	948	946
Federal National Mortgage Association, 5.00%, 11/01/20	313	307
Federal National Mortgage Association, 6.00%, 12/01/20	278	282
Federal National Mortgage Association, 4.50%, 03/01/21	173	166
Federal National Mortgage Association, 5.70%, 10/05/21 (b)	100	100
Federal National Mortgage Association, 4.50%, 02/01/22	487	469
Federal National Mortgage Association, 5.00%, 03/01/22	585	573
Federal National Mortgage Association, 6.00%, 06/01/22	1,949	1,975
Federal National Mortgage Association, 5.50%, 07/01/23	35	34
Federal National Mortgage Association, 5.50%, 12/01/23	227	224
Federal National Mortgage Association, 4.50%, 06/01/24	73	70
Federal National Mortgage Association, 5.00%, 05/01/26	955	921
Federal National Mortgage Association, 5.50%, 05/01/26	1,149	1,134
Federal National Mortgage Association, 6.00%, 09/01/26	260	262
Federal National Mortgage Association, 5.00%, 12/01/26	474	457
Federal National Mortgage Association, 5.95%, 06/07/27	100	101
Federal National Mortgage Association, 6.06%, 07/20/27	100	102
Federal National Mortgage Association, 6.25%, 05/15/29 (b)	225	253
Federal National Mortgage Association, 7.25%, 05/15/30	540	680
Federal National Mortgage Association, 7.00%, 09/01/30	10	10
Federal National Mortgage Association, 6.63%, 11/15/30 (b)	150	177
Federal National Mortgage Association, 7.00%, 02/01/31	81	84
Federal National Mortgage Association, 6.00%, 04/01/31	60	61
Federal National Mortgage Association, 6.00%, 11/01/31	4	4
Federal National Mortgage Association, 5.50%, 01/01/32	251	247
Federal National Mortgage Association, 6.00%, 06/01/32	44	44
Federal National Mortgage Association, 6.50%, 07/01/32	80	82
Federal National Mortgage Association, 7.00%, 07/01/32	24	25
Federal National Mortgage Association, 6.00%, 02/01/33	210	212
Federal National Mortgage Association, 5.50%, 05/01/33	2,094	2,056
Federal National Mortgage Association, 5.50%, 06/01/33	1,967	1,933
Federal National Mortgage Association, 5.50%, 10/01/33	1,967	1,932
Federal National Mortgage Association, 4.50%, 11/01/33	840	781
Federal National Mortgage Association, 5.00%, 11/01/33	1,664	1,593
Federal National Mortgage Association, 5.50%, 11/01/33	405	398
Federal National Mortgage Association, 6.00%, 11/01/33	36	37
Federal National Mortgage Association, 6.00%, 12/01/33	1,622	1,630
Federal National Mortgage Association, 5.50%, 01/01/34	171	167
Federal National Mortgage Association, 5.00%, 02/01/34	2,585	2,473
Federal National Mortgage Association, 5.00%, 04/01/34	500	478
Federal National Mortgage Association, 5.00%, 06/01/34	205	196
Federal National Mortgage Association, 5.50%, 07/01/34	1,055	1,035
Federal National Mortgage Association, 6.50%, 07/01/34	552	565
Federal National Mortgage Association, 4.45%, 08/01/34 (i)	215	213

Federal National Mortgage Association, 6.00%, 08/01/34	644	646
Federal National Mortgage Association, 5.50%, 12/01/34	1,106	1,086
Federal National Mortgage Association, 5.50%, 02/01/35	1,059	1,040
Federal National Mortgage Association, 4.50%, 04/01/35	198	183
Federal National Mortgage Association, 5.00%, 04/01/35	318	305
Federal National Mortgage Association, 6.50%, 04/01/35	253	258
Federal National Mortgage Association, 4.67%, 05/01/35 (i)	130	128
Federal National Mortgage Association, 4.76%, 05/01/35 (i)	466	463
Federal National Mortgage Association, 5.50%, 08/01/35	198	194
Federal National Mortgage Association, 4.50%, 10/01/35	85	79
Federal National Mortgage Association, 4.86%, 10/01/35 (i)	426	424
Federal National Mortgage Association, 5.00%, 11/01/35	3,104	2,962
Federal National Mortgage Association, 5.50%, 12/01/35	880	864
Federal National Mortgage Association, 7.00%, 12/01/35	9	9
Federal National Mortgage Association, 7.00%, 02/01/36	250	258
Federal National Mortgage Association, 5.50%, 03/01/36	911	892
Federal National Mortgage Association, 6.00%, 06/01/36	873	874
Federal National Mortgage Association, 5.57%, 07/01/36 (i)	456	457
Federal National Mortgage Association, 6.50%, 08/01/36	728	742
Federal National Mortgage Association, 7.00%, 09/01/36	350	361
Federal National Mortgage Association, 6.00%, 10/01/36	918	920
Federal National Mortgage Association, 5.00%, 11/01/36	494	472
Federal National Mortgage Association, 5.50%, 11/01/36	374	366
Federal National Mortgage Association, 5.50%, 11/01/36, TBA (g)	1,500	1,468
Federal National Mortgage Association, 5.42%, 12/01/36 (i)	795	799
Federal National Mortgage Association, 6.00%, 12/01/36	1,228	1,230
Federal National Mortgage Association, 6.50%, 12/01/36	495	504
Federal National Mortgage Association, 6.50%, 01/01/37	899	915
Federal National Mortgage Association, 5.46%, 02/01/37 (i)	102	103
Federal National Mortgage Association, 5.50%, 02/01/37	975	955
Federal National Mortgage Association, 5.64%, 02/01/37 (i)	1,074	1,086
Federal National Mortgage Association, 5.73%, 02/01/37 (i)	672	677
Federal National Mortgage Association, 6.00%, 02/01/37	953	954
Federal National Mortgage Association, 6.50%, 02/01/37	290	296
Federal National Mortgage Association, 5.50%, 03/01/37	1,946	1,906
Federal National Mortgage Association, 5.92%, 03/01/37 (i)	560	564
Federal National Mortgage Association, 7.00%, 03/01/37	434	448
Federal National Mortgage Association, 5.00%, 04/01/37	595	568
Federal National Mortgage Association, 5.71%, 04/01/37 (i)	244	247
Federal National Mortgage Association, 5.87%, 04/01/37 (i)	2,117	2,152
Federal National Mortgage Association, 6.00%, 04/01/37	1,970	1,973
Federal National Mortgage Association, 5.00%, 05/01/37	1,000	954
Federal National Mortgage Association, 5.50%, 05/01/37	999	978
Federal National Mortgage Association, 6.00%, 06/01/37	1,496	1,498
Federal National Mortgage Association, 5.50%, 08/01/37	199	195
		78,709
Government National Mortgage Association - 2.7%
Government National Mortgage Association, 8.00%, 04/15/30	30	31
Government National Mortgage Association, 8.50%, 06/15/30	15	17
Government National Mortgage Association, 8.50%, 12/15/30	-	-

Government National Mortgage Association, 6.50%, 01/15/32	147	150
Government National Mortgage Association, 6.00%, 10/15/32	109	110
Government National Mortgage Association, 6.00%, 01/15/33	163	164
Government National Mortgage Association, 5.00%, 03/15/33	12	12
Government National Mortgage Association, 5.00%, 05/15/33	41	40
Government National Mortgage Association, 5.00%, 06/15/33	13	13
Government National Mortgage Association, 5.50%, 07/15/33	702	693
Government National Mortgage Association, 5.00%, 08/15/33	188	180
Government National Mortgage Association, 5.50%, 08/15/33	267	263
Government National Mortgage Association, 5.50%, 09/15/33	81	80
Government National Mortgage Association, 5.00%, 11/15/33	14	14
Government National Mortgage Association, 6.50%, 12/15/33	220	225
Government National Mortgage Association, 6.00%, 07/15/34	85	85
Government National Mortgage Association, 6.00%, 08/15/34	490	494
Government National Mortgage Association, 5.00%, 01/15/35	792	767
Government National Mortgage Association, 5.00%, 03/15/35	248	240
Government National Mortgage Association, 5.50%, 04/15/35	390	385
Government National Mortgage Association, 6.00%, 05/15/35	195	196
Government National Mortgage Association, 5.00%, 11/15/35	181	175
Government National Mortgage Association, 5.50%, 11/15/35	442	437
Government National Mortgage Association, 5.50%, 12/15/35	435	429
Government National Mortgage Association, 5.50%, 03/15/36	261	258
Government National Mortgage Association, 6.50%, 03/15/36	161	165
Government National Mortgage Association, 6.00%, 05/15/36	536	539
Government National Mortgage Association, 5.50%, 06/15/36	278	275
Government National Mortgage Association, 6.50%, 06/15/36	513	525
Government National Mortgage Association, 7.00%, 11/15/36	371	385
Government National Mortgage Association, 6.00%, 04/15/37	790	795
Government National Mortgage Association, 5.50%, 05/15/37	997	983
		9,125

Total Government and Agency Obligations (cost $239,609)		240,099

SHORT TERM INVESTMENTS - 33.7%
Mutual Funds - 2.4%
JNL Money Market Fund, 5.07% (a) (h)	7,997	7,997

Securities Lending Collateral - 31.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (h)	103,988	103,988

Total Short Term Investments (cost $111,985)		111,985

Total Investments - 131.2% (cost $437,039)		436,163
Other Assets and Liabilities, Net - (31.2%)		(103,671)
Total Net Assets - 100%		$ 332,492

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 10.0%
Best Buy Co. Inc. (b)	3	$ 133

Big Lots Inc. (b) (c)	16	489
Carnival Corp.	9	412
Circuit City Stores Inc. (b)	20	158
Clear Channel Communications Inc.	3	109
Coach Inc. (c)	5	213
Comcast Corp. - Class A (c)	4	96
Dillard's Inc. - Class A (b)	1	11
Ford Motor Co. (b) (c)	15	124
General Motors Corp.	3	110
Genuine Parts Co.	10	480
H&R Block Inc.	2	38
Harman International Industries Inc.	1	43
Harrah's Entertainment Inc.	1	96
Hilton Hotels Corp.	3	116
Home Depot Inc.	3	95
J.C. Penney Co. Inc.	8	507
McDonald's Corp.	2	87
McGraw-Hill Cos. Inc.	9	448
Meredith Corp.	6	350
Newell Rubbermaid Inc.	13	380
News Corp. Inc. - Class A	36	787
Nike Inc. - Class B	-	23
Office Depot Inc. (c)	2	33
OfficeMax Inc.	8	257
Omnicom Group Inc.	2	77
Sherwin-Williams Co.	-	26
Snap-On Inc.	10	490
Staples Inc.	4	82
Starbucks Corp. (c)	16	422
Starwood Hotels & Resorts Worldwide Inc.	6	389
Target Corp.	4	267
Time Warner Inc.	40	727
Tribune Co.	-	12
Walt Disney Co.	26	890
Whirlpool Corp.	1	45
Wyndham Worldwide Corp.	1	36
		9,058
CONSUMER STAPLES - 9.2%
Altria Group Inc.	14	949
Anheuser-Busch Cos. Inc.	7	365
Brown-Forman Corp. - Class B	2	146
Coca-Cola Co.	5	307
ConAgra Foods Inc.	20	528
CVS Corp.	11	428
Dean Foods Co.	5	133
Kellogg Co.	4	202
Kroger Co.	9	257
McCormick & Co. Inc.	5	165
PepsiCo Inc.	15	1,083
Procter & Gamble Co.	27	1,890

Reynolds American Inc. (b)	1	58
SYSCO Corp.	4	128
UST Inc. (b)	1	45
Walgreen Co.	17	798
Wal-Mart Stores Inc.	19	833
		8,315
ENERGY - 10.4%
Chesapeake Energy Corp. (b)	13	448
Chevron Corp.	9	869
ConocoPhillips	11	976
Dresser-Rand Group Inc. (c)	2	77
EOG Resources Inc.	2	116
Exxon Mobil Corp.	34	3,102
Halliburton Co.	14	543
Murphy Oil Corp.	1	91
National Oilwell Varco Inc. (c)	2	332
Noble Corp.	3	137
Rowan Cos. Inc. (b)	5	198
Schlumberger Ltd.	12	1,302
Smith International Inc. (b)	4	300
Spectra Energy Corp.	3	63
Transocean Inc. (c)	2	260
Valero Energy Corp.	4	242
Williams Cos. Inc.	3	95
XTO Energy Inc.	5	278
		9,429
FINANCIALS - 18.4%
AFLAC Inc.	2	126
American Express Co.	-	27
American International Group Inc.	23	1,583
Apartment Investment & Management Co. (b)	-	18
Archstone-Smith Trust	1	66
Assurant Inc.	1	75
AvalonBay Communities Inc.	1	59
Bank of America Corp.	33	1,636
BB&T Corp.	7	299
Bear Stearns Cos. Inc.	2	233
Boston Properties Inc.	1	52
CIT Group Inc.	8	334
Citigroup Inc.	26	1,202
Comerica Inc. (b)	1	36
Discover Financial Services	4	74
Equity Residential	2	64
Fannie Mae	7	401
Fifth Third Bancorp (b)	2	61
Freddie Mac	1	41
General Growth Properties Inc.	2	80
Genworth Financial Inc. - Class A	14	439
Goldman Sachs Group Inc.	1	245
Host Hotels & Resorts Inc.	3	67

Huntington Bancshares Inc.	13	212
Janus Capital Group Inc. (b)	6	158
JPMorgan Chase & Co.	24	1,110
KeyCorp	7	213
Kimco Realty Corp.	1	50
Lehman Brothers Holdings Inc.	11	648
Loews Corp.	3	132
M&T Bank Corp.	2	166
Merrill Lynch & Co. Inc.	12	875
MetLife Inc.	5	377
MGIC Investment Corp. (b)	4	136
Moody's Corp. (b)	8	378
Morgan Stanley	14	879
Plum Creek Timber Co. Inc. (b)	1	44
PNC Financial Services Group Inc.	7	490
Prologis	1	86
Prudential Financial Inc.	7	640
Public Storage Inc.	-	31
Regions Financial Corp.	17	498
Safeco Corp. (b)	1	49
Simon Property Group Inc.	2	160
SLM Corp.	9	427
Vornado Realty Trust	1	66
Wachovia Corp.	6	292
Washington Mutual Inc.	17	614
Wells Fargo & Co.	21	755
		16,704
HEALTH CARE - 12.0%
Abbott Laboratories	2	109
Aetna Inc.	11	575
Amgen Inc. (c)	7	423
Baxter International Inc.	13	720
Becton Dickinson & Co.	3	222
Biogen Idec Inc. (b) (c)	2	119
Bristol-Myers Squibb Co.	29	836
Cardinal Health Inc.	4	269
Celgene Corp. (c)	3	193
Genzyme Corp. (c)	2	107
Gilead Sciences Inc. (c)	6	253
Hospira Inc. (c)	1	46
Humana Inc. (c)	9	608
Johnson & Johnson	13	858
Medtronic Inc.	16	899
Merck & Co. Inc.	15	791
Mylan Laboratories Inc.	2	29
Pfizer Inc.	47	1,140
Schering-Plough Corp.	26	807
Tenet Healthcare Corp. (c)	2	8
UnitedHealth Group Inc.	17	828
Watson Pharmaceuticals Inc. (c)	10	318

WellPoint Inc. (c)	5	359
Wyeth	9	401
		10,918
INDUSTRIALS - 10.7%
Allied Waste Industries Inc. (b) (c)	2	19
Avery Dennison Corp.	1	29
Boeing Co.	10	1,050
Burlington Northern Santa Fe Corp.	2	162
Caterpillar Inc.	-	16
CH Robinson Worldwide Inc.	1	71
Cintas Corp.	1	26
Cooper Industries Ltd. - Class A	10	521
CSX Corp.	3	111
Dover Corp.	6	285
Emerson Electric Co.	4	234
Equifax Inc.	1	23
FedEx Corp.	1	58
General Electric Corp.	69	2,848
Goodrich Corp.	1	55
L-3 Communications Holdings Inc.	2	174
Lockheed Martin Corp.	5	558
Manpower Inc.	1	90
Norfolk Southern Corp.	2	125
Pall Corp.	5	175
Pitney Bowes Inc.	1	55
Precision Castparts Corp.	4	636
Raytheon Co.	4	264
Rockwell Collins Inc.	3	212
RR Donnelley & Sons Co.	1	43
Southwest Airlines Co.	5	78
Union Pacific Corp.	1	167
United Parcel Service Inc. - Class B	8	606
United Technologies Corp.	12	942
Waste Management Inc.	3	113
		9,746
INFORMATION TECHNOLOGY - 16.5%
Affiliated Computer Services Inc. - Class A (c)	1	30
Apple Inc. (c)	8	1,202
Applied Materials Inc.	18	366
Autodesk Inc. (c)	10	515
Automatic Data Processing Inc.	12	556
Avaya Inc. (b) (c)	3	51
BMC Software Inc. (c)	16	512
Ciena Corp. (b) (c)	-	12
Cisco Systems Inc. (c)	36	1,191
Cognizant Technology Solutions Corp. (c)	3	247
Computer Sciences Corp. (c)	1	67
Corning Inc.	15	374
Electronic Data Systems Corp.	2	41
Fiserv Inc. (c)	1	56

Google Inc. - Class A (c)	2	1,163
Hewlett-Packard Co.	25	1,227
Intel Corp.	30	781
International Business Machines Corp. (b)	13	1,497
KLA-Tencor Corp.	8	441
LSI Logic Corp. (b) (c)	3	19
MEMC Electronic Materials Inc. (c)	6	353
Microsoft Corp.	68	1,995
Network Appliance Inc. (b) (c)	8	202
Novellus Systems Inc. (c)	9	245
Oracle Corp. (c)	16	340
QLogic Corp. (c)	1	15
QUALCOMM Inc.	18	773
Sun Microsystems Inc. (c)	70	391
Teradyne Inc. (b) (c)	16	224
Texas Instruments Inc.	-	14
WebMD Health Corp. - Class A (b) (c)	2	99
		14,999
MATERIALS - 3.9%
Albemarle Corp.	2	106
Alcoa Inc.	5	205
Allegheny Technologies Inc.	1	55
Ashland Inc.	-	18
Ball Corp.	1	32
Ecolab Inc.	5	212
Freeport-McMoRan Copper & Gold Inc. (b)	3	263
International Flavors & Fragrances Inc. (b)	-	21
International Paper Co.	13	481
MeadWestvaco Corp.	1	30
Monsanto Co.	6	497
Newmont Mining Corp.	1	33
Nucor Corp.	2	95
Praxair Inc.	7	596
Rohm & Haas Co.	5	284
Sealed Air Corp.	12	314
Temple-Inland Inc.	1	30
United States Steel Corp.	-	42
Valspar Corp.	4	103
Vulcan Materials Co. (b)	1	116
		3,533
TELECOMMUNICATION SERVICES - 3.8%
Alltel Corp.	2	153
AT&T Inc.	50	2,119
Citizens Communications Co. (b)	2	23
Qwest Communications International Inc. (b) (c)	58	529
Verizon Communications Inc.	14	610
		3,434
UTILITIES - 2.1%
Allegheny Energy Inc. (c)	4	199
Ameren Corp. (b)	2	95
CenterPoint Energy Inc. (b)	1	21
CMS Energy Corp.	1	22
Consolidated Edison Inc. (b)	2	93
Constellation Energy Group Inc.	3	249
Duke Energy Corp.	5	85
Dynegy Inc. (c)	1	6
Edison International Inc.	2	94
Entergy Corp.	2	227
Exelon Corp.	3	211
FirstEnergy Corp.	3	209
PG&E Corp.	2	86
Progress Energy Inc. (b)	2	80
Southern Co. (b)	1	26
TXU Corp.	3	212
		1,915

Total Common Stocks (cost $76,565)		88,051

SHORT TERM INVESTMENTS - 9.6%
Mutual Funds - 2.8%
JNL Money Market Fund, 5.07% (a) (h)	2,524	2,524

Securities Lending Collateral - 6.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (h)	6,085	6,085

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.05%, 12/20/07 (o)	109	109

Total Short Term Investments (cost $8,718)		8,718

Total Investments - 106.6% (cost $85,283)		96,769
Other Assets and Liabilities, Net - (6.6%)		(6,011)
Total Net Assets - 100%		$ 90,758

JNL/Mellon Capital Management Index 5 Fund
INVESTMENT FUNDS - 100.7%
JNL/Mellon Capital Management Bond Index Fund (a)	327	$ 3,692
JNL/Mellon Capital Management International Index Fund (a)	204	3,815
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	223	3,691
JNL/Mellon Capital Management S&P 500 Index Fund (a)	287	3,765
JNL/Mellon Capital Management Small Cap Index Fund (a)	237	3,605

Total Investment Funds (cost $18,205)		18,568

Total Investments - 100.7% (cost $18,205)		18,568
Other Assets and Liabilities, Net - (0.7%)		(132)
Total Net Assets - 100%		$ 18,436

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 11.1%
ABC Learning Centres Ltd. (b)	15	$ 87
Accor SA (b)	9	766
Adidas AG	9	605
Aegis Group Plc	36	92
AGFA-Gevaert NV	6	120
Aisin Seiki Co. Ltd.	8	332
Amer Sports Oyj (b)	3	69
Antena 3 de Television SA (b) (c)	3	59
Aoyama Trading Co. Ltd. (b)	2	58
APN News & Media Ltd.	12	56
Aristocrat Leisure Ltd. (b)	16	192
Arnoldo Mondadori Editore SpA (b)	4	39
Asatsu-DK Inc. (b)	1	35
Asics Corp. (b)	6	93
Autobacs Seven Co. Ltd. (b)	1	21
Autogrill SpA	5	94
Bang & Olufsen A/S (b)	-	37
Barratt Developments Plc	13	198
Belle International Holdings Ltd.	94	124
Bellway Plc	5	113
Benesse Corp. (b)	4	138
Berkeley Group Holdings Plc (c)	4	114
BetandWin.com Interactive Entertainment AG (b) (c)	1	17
Billabong International Ltd. (b)	7	89
Bovis Homes Group Plc	5	66
Bridgestone Corp.	27	593
British Sky Broadcasting Plc	51	732
Bulgari SpA	7	115
Burberry Group Plc	20	273
Canon Marketing Japan Inc.	3	60
Carnival Plc	8	374
Carphone Warehouse Group Plc (b)	18	132
Casio Computer Co. Ltd. (b)	11	150
Compagnie Financiere Richemont AG	23	1,553
Compagnie Generale des Etablissements Michelin (b)	6	841

Compass Group Plc	86	532
Continental AG	6	823
Daily Mail & General Trust	13	163
DaimlerChrysler AG	41	4,173
Daito Trust Construction Co. Ltd. (b)	4	183
Daiwa House Industry Co. Ltd.	23	300
Denso Corp.	22	826
Dentsu Inc.	-	250
D'ieteren SA	-	65
Douglas Holding AG	2	104
DSG International Plc	79	218
EDION Corp.	3	31
Electrolux AB - Class B	11	229
Emap Plc	10	185
Eniro AB	7	87
Enterprise Inns Plc	23	283
Esprit Holdings Ltd.	47	751
Fast Retailing Co. Ltd.	2	121
Fiat SpA	32	967
Fisher & Paykel Appliances Holdings Ltd.	7	19
Folli - Follie SA	-	13
Fuji Photo Film Co. Ltd.	22	1,017
Fuji Television Network Inc.	-	32
Galiform Plc (c)	23	51
Gestevision Telecinco SA (b)	5	126
Giordano International Ltd.	44	22
GKN Plc	32	233
Gunze Ltd.	6	30
Hakuhodo DY Holdings Inc.	1	59
Hankyu Department Stores Inc.	5	41
Harvey Norman Holdings Ltd. (b)	25	132
Haseko Corp. (c)	40	95
Hennes & Mauritz AB - Class B	21	1,352
Hermes International (b)	3	342
Hikari Tsushin Inc. (b)	1	27
Home Retail Group	36	276
Honda Motor Co. Ltd.	70	2,347
Husqvarna AB - Class B	11	148
Inchcape Plc	18	159
Independent News & Media Plc	22	80
Inditex SA (b)	10	666
InterContinental Hotels Group Plc	12	242
Isetan Co. Ltd. (b)	7	100
ITV Plc	180	378
J. Front Retailing Co. Ltd. (b) (c)	20	199
Jardine Cycle & Carriage Ltd.	6	73
John Fairfax Holdings Ltd. (b)	54	226
KarstadtQuelle AG (c)	3	92
Kesa Electrical Plc	26	146
Kingfisher Plc	107	392

Koninklijke Philips Electronics NV	51	2,310
Kuoni Reisen Holding AG	-	56
Ladbrokes Plc	27	240
Lagardere SCA (b)	6	493
Li & Fung Ltd.	96	407
Lottomatica SpA	3	91
Luxottica Group SpA	6	209
LVMH Moet Hennessy Louis Vuitton SA (b)	11	1,320
M6-Metropole Television SA (b)	3	88
Macquarie Communications Infrastructure Group (b)	18	96
Makita Corp.	5	206
Marks & Spencer Group Plc	77	965
Marui Co. Ltd. (b)	14	158
Matsushita Electric Industrial Co. Ltd.	88	1,654
Mediaset SpA	33	341
Mitchells & Butlers Plc	20	251
Mitsukoshi Ltd. (b)	21	95
Modern Times Group AB - Class B	2	159
Namco Bandai Holdings Inc. (b)	10	141
Next Plc	10	390
NGK Spark Plug Co. Ltd. (b)	8	124
NHK Spring Co. Ltd. (b)	6	46
Nikon Corp. (b)	15	516
Nissan Motor Co. Ltd. (b)	99	989
Nisshinbo Industries Inc.	6	83
Nitori Co. Ltd.	1	69
Nobia AB	6	55
NOK Corp.	6	122
Nokian Renkaat Oyj	5	188
Onward Kashiyama Co. Ltd.	6	61
OPAP SA	10	396
Oriental Land Co. Ltd. (b)	2	139
Pacific Brands Ltd. (b)	22	61
Paddy Power Plc	2	77
PagesJaunes Groupe SA	6	125
PartyGaming Plc (c)	33	18
Pearson Plc	35	547
Persimmon Plc	13	252
Peugeot SA (b)	7	550
Pioneer Corp. (b)	8	97
PPR SA	3	627
Premiere AG (c)	3	73
Promotora de Informaciones SA (b)	3	68
ProSiebenSat.1 Media AG	4	127
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (b)	4	62
Publicis Groupe (b)	6	238
Publishing & Broadcasting Ltd. (b)	20	344
Puma AG Rudolf Dassler Sport	1	226
Punch Taverns Plc	12	238
Rakuten Inc. (b)	-	106

Rank Group Plc	14	47
Reed Elsevier NV	31	591
Reed Elsevier Plc	58	731
Renault SA (b)	8	1,207
Reuters Group Plc	55	719
Rieter Holding AG	-	95
Rinnai Corp. (b)	2	48
Round One Corp.	-	29
Ryohin Keikaku Co. Ltd.	1	58
Sankyo Co. Ltd. (b)	3	109
Sanoma-WSOY Oyj	4	127
Sanyo Electric Co. Ltd. (b) (c)	76	125
Schibsted ASA	2	110
Seat Pagine Gialle SpA	153	85
Securitas Direct AB - Class B (b) (c)	11	32
Sega Sammy Holdings Inc. (b)	8	108
Sekisui Chemical Co. Ltd. (b)	21	154
Sekisui House Ltd.	23	290
Shangri-La Asia Ltd.	52	175
Sharp Corp. (b)	44	799
Shimachu Co. Ltd.	1	37
Shimamura Co. Ltd.	1	75
Shimano Inc. (b)	3	119
Signet Group Plc	68	117
Singapore Press Holdings Ltd.	61	178
Sky City Entertainment Group Ltd. (b)	23	91
Sky Network Television Ltd.	10	43
Societe Television Francaise 1 (b)	5	128
Sodexho Alliance SA (b)	4	286
Sogecable SA (c)	2	88
Sony Corp.	45	2,177
Stanley Electric Co. Ltd.	7	171
Sumitomo Rubber Industries Inc.	7	89
Swatch Group AG	2	129
Swatch Group AG - Class B	1	459
Tabcorp Holdings Ltd.	22	293
Takashimaya Co. Ltd. (b)	13	144
Tattersall's Ltd.	44	154
Taylor Woodrow Plc	53	299
Techtronic Industries Co. (b)	40	46
Television Broadcasts Ltd.	12	72
Thomas Cook Group Plc (c)	22	126
Thomson (b)	10	155
Toho Co. Ltd.	5	101
Tokai Rika Co. Ltd. (b)	2	59
Tokyo Broadcasting System Inc.	2	59
Toyobo Co. Ltd. (b)	22	52
Toyoda Gosei Co. Ltd.	3	101
Toyota Boshoku Corp.	3	117
Toyota Industries Corp.	8	345

Toyota Motor Corp. (b)	121	7,138
Trinity Mirror Plc	13	112
TUI AG (c)	10	266
TUI Travel Plc (c)	27	139
USS Co. Ltd.	1	61
Valeo SA (b)	3	170
Vivendi Universal SA	52	2,185
Volkswagen AG	7	1,651
Volvo AB - Class A	21	362
Volvo AB - Class B	49	855
Wacoal Holdings Corp. (b)	3	37
Whitbread Plc	9	291
William Hill Plc	16	217
Wolters Kluwer NV	13	398
WPP Group Plc	51	696
Yamada Denki Co. Ltd.	4	376
Yamaha Corp.	7	157
Yamaha Motor Co. Ltd.	8	209
Yell Group Plc	35	306
Yue Yuen Industrial Holdings Ltd. (b)	29	85
		71,797
CONSUMER STAPLES - 7.9%
Aderans Co. Ltd. (b)	1	25
AEON Co. Ltd.	29	413
Ajinomoto Co. Inc.	30	376
Altadis SA	12	813
Asahi Breweries Ltd.	19	289
Axfood AB	1	45
Beiersdorf AG	4	304
British American Tobacco Plc	69	2,465
C&C Group Plc	14	117
Cadbury Schweppes Plc	95	1,098
Carlsberg A/S	2	218
Carrefour SA (b)	27	1,882
Casino Guichard Perrachon SA (b)	2	198
Circle K Sunkus Co. Ltd. (b)	1	22
Coca Cola Hellenic Bottling Co. SA	5	291
Coca-Cola Amatil Ltd. (b)	22	173
Coca-Cola West Japan Co. Ltd. (b)	2	52
Coles Myer Ltd.	52	704
Colruyt SA (b)	1	151
Danisco A/S (b)	2	183
Delhaize Group	3	322
Diageo Plc	119	2,618
East Asiatic Co. Ltd.	1	41
Ebro Puleva SA (b)	3	66
FamilyMart Co. Ltd.	2	63
Foster's Group Ltd.	87	505
Futuris Corp. Ltd. (b)	25	47
Goodman Fielder Ltd.	51	118

Greencore Group Plc	8	49
Groupe Danone (b)	20	1,566
Heineken NV	11	727
Henkel KGaA	8	397
Henkel KGaA	5	229
House Foods Corp.	2	37
Iaws Group Plc	7	146
Imperial Tobacco Group Plc	30	1,395
InBev NV	8	751
Ito En Ltd. (b)	2	51
J Sainsbury Plc	71	833
Japan Tobacco Inc.	-	1,115
Jeronimo Martins SGPS SA	6	39
Kao Corp.	23	687
Kerry Group Plc	7	199
Kesko Oyj	3	179
Kikkoman Corp. (b)	6	91
Kirin Brewery Co. Ltd.	36	476
Koninklijke Ahold NV (c)	57	861
Kose Corp. (b)	1	39
Lawson Inc.	2	70
Lion Nathan Ltd. (b)	12	95
L'Oreal SA (b)	11	1,454
Matsumotokiyoshi Co. Ltd. (b) (e)	1	20
Meiji Dairies Corp. (b)	10	57
Meiji Seika Kaisha Ltd. (b)	12	60
Metro AG	7	662
Nestle SA	18	8,035
Nichirei Corp.	11	50
Nippon Meat Packers Inc.	7	78
Nisshin Seifun Group Inc. (b)	7	65
Nissin Food Products Co. Ltd. (b)	4	146
Olam International Ltd.	34	72
Oriflame Cosmetics SA	2	97
PAN Fish ASA (b) (c)	104	132
Parmalat SpA	70	249
Pernod-Ricard SA (b)	4	889
QP Corp.	5	41
Reckitt Benckiser Plc	27	1,608
Royal Numico NV	8	603
SABMiller Plc	41	1,155
Sapporo Holdings Ltd. (b)	13	86
Scottish & Newcastle Plc	37	457
Seven & I Holdings Co. Ltd.	36	925
Shiseido Co. Ltd.	16	355
Suedzucker AG	2	49
Swedish Match AB	13	269
Takara Holdings Inc. (b)	8	47
Tate & Lyle Plc	23	187
Tesco Plc	355	3,186

Toyo Suisan Kaisha Ltd.	5	94
Uni-Charm Corp.	2	92
Unilever NV	77	2,371
Unilever Plc	59	1,857
UNY Co. Ltd.	8	70
Woolworths Ltd.	54	1,429
Yakult Honsha Co. Ltd. (b)	5	112
Yamazaki Baking Co. Ltd.	3	23
		50,713
ENERGY - 7.4%
Acergy SA (b)	9	257
BG Group Plc	152	2,631
BP Plc	854	9,917
British Energy Group Plc	45	494
Caltex Australia Ltd.	5	107
D/S Torm A/S (b)	2	79
DET Norske Oljeselskap (c)	26	55
ENI SpA	116	4,313
Euronav NV	2	49
Frontline Ltd. (b)	3	127
Fugro NV	2	197
Hellenic Petroleum SA	5	84
Idemitsu Kosan Co. Ltd.	1	114
Inpex Holdings Inc.	-	390
Japan Petroleum Exploration Co. (b)	1	104
Lundin Petroleum AB (b) (c)	12	134
Motor Oil Hellas Corinth Refineries SA	2	48
Neste Oil Oyj	6	219
Nippon Mining Holdings Inc. (b)	40	397
Nippon Oil Corp. (b)	55	511
Norsk Hydro ASA	32	1,382
Ocean RIG ASA (c)	7	53
OMV AG	7	472
Origin Energy Ltd. (b)	38	349
Paladin Resources Ltd. (b) (c)	25	170
Petroleum Geo-Services ASA (c)	7	213
ProSafe ASA	10	171
Repsol YPF SA	36	1,274
Royal Dutch Shell Plc - Class A	164	6,766
Royal Dutch Shell Plc - Class B	123	5,076
Santos Ltd.	27	356
SBM Offshore NV	6	245
SeaDrill Ltd. (c)	10	232
Showa Shell Sekiyu KK	7	86
Singapore Petroleum Co. Ltd.	11	50
Statoil ASA	29	997
Technip SA (b)	4	392
TGS Nopec Geophysical Co. ASA (c)	5	110
TonenGeneral Sekiyu KK	14	141
Total SA (b)	96	7,817

Woodside Petroleum Ltd. (b)	21	957
WorleyParsons Ltd. (b)	7	256
		47,792
FINANCIALS - 27.3%
3i Group Plc (b)	17	350
77 Bank Ltd. (b)	17	114
ABN AMRO Holding NV	81	4,273
Acom Co. Ltd. (b)	3	62
Aegon NV	66	1,257
AEON Credit Service Co. Ltd.	3	29
AEON Mall Co. Ltd.	3	86
Aiful Corp. (b)	3	49
Alleanza Assicurazioni SpA	20	266
Allgreen Properties Ltd.	17	21
Allianz AG	20	4,690
Allied Irish Banks Plc	40	959
Alpha Bank AE	18	612
AMP Ltd.	82	765
Amvescap Plc	35	474
Ascendas Real Estate Investment Trust	47	86
Assicurazioni Generali SpA	47	2,082
Australia & New Zealand Banking Group Ltd.	83	2,185
Australian Stock Exchange Ltd.	7	343
Aviva Plc	116	1,753
AXA Asia Pacific Holdings Ltd.	37	256
AXA SA (b)	70	3,147
Babcock & Brown Ltd. (b)	10	237
Banca Intesa San Paolo RNC	39	285
Banca Intesa San Paolo SpA	345	2,662
Banca Monte dei Paschi di Siena SpA (b)	48	293
Banca Popular di Milano SCRL	17	255
Banche Popolari Unite Scpa	27	713
Banco Bilbao Vizcaya Argentaria SA	168	3,929
Banco BPI SA	11	91
Banco Comercial Portugues SA	93	387
Banco Espirito Santo SA (b)	10	228
Banco Popular SpA (c)	29	653
Banco Popular Espanol SA (b)	37	638
Banco Santander Central Hispano SA	279	5,432
Bank of East Asia Ltd.	60	339
Bank of Ireland	45	825
Bank of Kyoto Ltd. (b)	12	146
Bank of Yokohama Ltd.	52	359
Barclays Plc	293	3,566
BNP Paribas (b)	38	4,108
BOC Hong Kong Holdings Ltd.	159	403
British Land Co. Plc	23	546
Brixton Plc	10	77
CapitaCommercial Trust	43	82
CapitaLand Ltd.	67	368

Capitalia SpA	76	730
CapitaMall Trust	49	129
Castellum AB	5	67
Cattles Plc	17	122
Centro Properties Group (b)	37	240
CFS Retail Property Trust (b)	52	110
Challenger Financial Services Group Ltd. (b)	18	98
Cheung Kong Holdings Ltd.	68	1,121
China Bank Ltd. (b)	33	255
City Developments Ltd.	23	251
Close Brothers Group Plc	6	92
CNP Assurances (b)	2	241
Cofinimmo SA	-	50
Commerzbank AG	28	1,137
Commonwealth Bank of Australia	58	2,915
Commonwealth Property Office Fund	58	86
Corio NV	2	150
Credit Agricole SA (b)	30	1,146
Credit Saison Co. Ltd.	8	198
Credit Suisse Group	49	3,249
D. Carnegie & Co. AB	4	87
Daiwa Securities Group Inc. (b)	61	581
Danske Bank A/S	20	813
DB RREEF Trust (b)	127	227
DBS Group Holdings Ltd.	49	712
Depfa Bank Plc (b)	15	306
Deutsche Bank AG	23	2,902
Deutsche Boerse AG	9	1,224
Deutsche Postbank AG	4	266
Dexia SA	23	687
Diamond Lease Co. Ltd.	2	71
DnB NOR ASA	32	492
EFG Eurobank Ergasias SA	14	500
Erste Bank der Oesterreichischen Sparkassen AG	9	652
Fabege AB	6	66
Fondiaria-Sai SpA (b)	3	142
Fortis	54	1,582
Friends Provident Plc	84	296
Fukuoka Financial Group Inc	35	205
Gecina SA	-	81
GPT Group	94	424
Great Portland Estates Plc	9	112
Groupe Bruxelles Lambert SA	3	422
Gunma Bank Ltd. (b)	19	127
Hachijuni Bank Ltd. (b)	19	139
Hammerson Plc	12	294
Hang Lung Properties Ltd.	91	407
Hang Seng Bank Ltd.	35	615
HBOS Plc	168	3,142
Hellenic Exchanges SA	3	95

Henderson Land Development Co. Ltd.	40	317
Hiroshima Bank Ltd. (b)	24	133
Hitachi Capital Corp. (b)	1	15
Hokugin Financial Group Inc.	50	141
Hong Kong Exchanges & Clearing Ltd.	48	1,467
HSBC Holdings Plc	523	9,670
Hypo Real Estate Holding AG (b)	6	350
Hysan Development Co. Ltd.	25	69
ICADE	2	117
ICAP Plc	24	255
Immoeast Immobilien Anlagen AG (c)	18	201
Immofinanz Immobilien Anlagen AG	21	265
ING Groep NV	84	3,730
ING Industrial Fund (b)	49	124
Insurance Australia Group Ltd.	80	371
Investec Plc	17	173
IVG Immobilien AG	4	133
Jafco Co. Ltd.	1	52
Japan Prime Realty Investment Corp.	-	104
Japan Real Estate Investment Corp. (b)	-	192
Japan Retail Fund Investment Corp.	-	157
Joyo Bank Ltd.	26	145
Jyske Bank A/S (c)	2	185
KBC Groep NV	8	1,124
Keppel Land Ltd.	16	89
Kerry Properties Ltd. (b)	27	204
Kiwi Income Property Trust	16	18
KK DaVinci Advisors (c)	-	30
Klepierre (b)	3	185
Kungsleden AB	6	73
Land Securities Group Plc	21	706
Legal & General Group Plc	284	775
Lend Lease Corp. Ltd. (b)	15	255
Leopalace21 Corp.	5	171
Liberty International Plc (b)	11	252
Link REIT	95	208
Lloyds TSB Group Plc	252	2,802
London Stock Exchange Group Plc	7	244
Macquarie Bank Ltd.	12	890
Macquarie Goodman Group (b)	66	403
Macquarie Office Trust	93	129
Man Group Plc	81	923
Mapfre SA (b)	27	122
Matsui Securities Co. Ltd.	4	30
Mediobanca SpA (b)	22	470
Mediolanum SpA (b)	10	68
Meinl European Land Ltd. (c)	12	175
Millea Holdings Inc.	34	1,385
Mirvac Group (b)	47	228
Mitsubishi Estate Co. Ltd.	53	1,518

Mitsubishi UFJ Financial Group Inc. (e)	-	3,359
Mitsubishi UFJ Securities Co. (e)	12	117
Mitsui Fudosan Co. Ltd.	37	1,028
Mitsui Sumitomo Insurance Co. Ltd.	55	646
Mitsui Trust Holding Inc.	34	265
Mizuho Financial Group Inc.	-	2,520
MLP AG	2	30
Muenchener Rueckversicherungs AG	9	1,798
Multiplex Group (b)	27	118
National Australia Bank Ltd.	73	2,575
National Bank of Greece SA	18	1,158
New World Development Co. Ltd.	108	298
Nikko Cordial Corp. (b)	17	214
Nippon Building Fund Inc.	-	276
Nishi-Nippon City Bank Ltd.	25	70
Nomura Holdings Inc.	80	1,333
Nomura Real Estate Holdings Inc. (b)	3	79
Nomura Real Estate Office Fund Inc.	-	115
Nordea Bank AB	93	1,624
NTT Urban Development Corp. (b)	-	104
OKO Bank	3	70
Old Mutual Plc	236	774
OMX AB	4	184
ORIX Corp.	4	942
Oversea-Chinese Banking Corp.	114	681
Perpetual Ltd. (b)	2	133
Piraeus Bank SA	14	507
Promise Co. Ltd. (b)	4	94
Prudential plc (a)	110	1,697
PSP Swiss Property AG (c)	2	104
QBE Insurance Group Ltd.	39	1,163
Raiffeisen International Bank Holding AG	1	211
Resolution Plc	31	436
Resona Holdings Inc. (b)	-	424
Royal & Sun Alliance Insurance Group	250	790
Royal Bank of Scotland Group Plc	423	4,542
Sampo Oyj	19	577
Sapporo Hokuyo Holdings Inc. (b)	-	119
SBI E*Trade Securities Co. Ltd. (b)	-	75
SBI Holdings Inc. (b)	-	104
Schroders Plc (b)	6	156
Scor Regroupe (b)	9	241
Segro Plc	18	185
Shinko Securities Co. Ltd.	22	102
Shinsei Bank Ltd.	61	192
Shizuoka Bank Ltd. (b)	25	243
Shui On Land Ltd.	75	91
Shun TAK Holdings Ltd.	30	48
Singapore Exchange Ltd.	37	321
Singapore Land Ltd.	3	21

Sino Land Co.	62	154
Skandinaviska Enskilda Banken AB	20	659
Societe Generale - Class A (b)	17	2,772
Sompo Japan Insurance Inc.	36	413
Standard Life Plc	96	565
Stockland	63	504
Storebrand ASA (b)	9	143
Sumitomo Mitsui Financial Group Inc.	-	2,291
Sumitomo Realty & Development Co. Ltd.	17	598
Sumitomo Trust & Banking Co. Ltd. (b)	54	409
Sun Hung Kai Properties Ltd.	62	1,045
Suncorp-Metway Ltd.	42	753
Suntec Real Estate Investment Trust	40	53
Suruga Bank Ltd. (b)	8	98
Svenska Handelsbanken - Class A	22	691
Swire Pacific Ltd.	39	473
Swiss Life Holding (c)	2	397
Swiss Reinsurance	16	1,423
Sydbank A/S	3	115
T&D Holdings Inc.	9	542
Takefuji Corp. (b)	4	82
Tingyi Cayman Islands Holding Corp. (b)	80	125
Tokyo Tatemono Co. Ltd.	14	179
Tokyu Land Corp.	20	201
Topdanmark A/S (b) (c)	1	136
TrygVesta AS (b)	1	119
Tullett Prebon Plc	8	74
UBS AG	89	4,806
Unibail SA (b)	3	816
UniCredito Italiano SpA	350	2,993
Unipol SpA (b)	37	118
United Overseas Bank Ltd.	55	818
UOL Group Ltd.	23	79
Wereldhave NV	1	122
Westfield Group	78	1,511
Westpac Banking Corp.	83	2,097
Wharf Holdings Ltd.	55	270
Wiener Staedtische Allgemeine Versicherung AG (b)	2	119
Wihlborgs Fastigheter AB	1	13
Wing Hang Bank Ltd.	7	76
Wing Tai Holdings Ltd.	14	36
Zurich Financial Services AG	7	1,953
		176,175
HEALTH CARE - 6.3%
Alfresa Holdings Corp.	2	96
Altana AG	3	69
Ansell Ltd.	8	86
Astellas Pharma Inc. (b)	24	1,154
AstraZeneca Plc	67	3,353
Celesio AG	4	234

Chugai Pharmaceutical Co. Ltd. (b)	12	201
Cie Generale d'Optique Essilor International SA (b)	9	562
Cochlear Ltd. (b)	3	177
Coloplast A/S	1	107
CSL Ltd.	8	765
Daiichi Sankyo Co. Ltd. (b)	31	945
Eisai Co. Ltd. (b)	11	525
Elan Corp. Plc (c)	21	442
Elekta AB - Class B	3	52
Fisher & Paykel Healthcare Corp. (b)	21	54
Fresenius Medical Care AG & Co. KGaA	9	458
Getinge AB - Class B	8	193
GlaxoSmithKline Plc	255	6,777
GN Store Nord (b) (c)	7	74
H Lundbeck A/S	3	71
Kyowa Hakko Kogyo Co. Ltd. (b)	13	134
Mayne Nickless Ltd. (b)	24	88
Mediceo Paltac Holdings Co. Ltd. (b)	7	99
Merck KGaA	3	356
Nobel Biocare Holding AG	1	278
Novartis AG	104	5,719
Novo-Nordisk A/S - Class B	11	1,305
Olympus Corp.	11	452
Omega Pharma SA	1	66
Orion Oyj	4	113
Parkway Holdings Ltd.	36	103
Phonak Holding AG	2	189
Qiagen NV (c)	9	168
Roche Holding AG	31	5,691
Sanofi-Aventis (b)	46	3,860
Santen Pharmaceutical Co. Ltd. (b)	3	75
Shionogi & Co. Ltd. (b)	13	200
Smith & Nephew Plc	40	489
Sonic Healthcare Ltd.	15	202
SSL International Plc	8	67
Straumann Holding AG	-	81
Suzuken Co. Ltd.	3	100
Synthes Inc.	3	292
Taisho Pharmaceutical Co. Ltd. (b)	6	118
Takeda Pharmaceutical Co. Ltd. (b)	38	2,666
Tanabe Seiyaku Co. Ltd. (b)	11	139
Terumo Corp.	7	374
UCB SA	5	274
William Demant Holding AS (c)	1	99
Zeltia SA (b)	9	101
		40,293
INDUSTRIALS - 11.6%
ABB Ltd.	94	2,475
Abertis Infraestructuras SA	10	314
Acciona SA	1	357

ACS Actividades Construccion Y Servicios SA	9	524
Adecco SA	6	342
Aeroports de Paris (b)	2	181
Aggreko Plc	13	152
Air France-KLM (b)	5	194
Aker Kvaerner ASA	7	232
Alfa Laval AB	4	282
All Nippon Airways Co. Ltd.	31	121
Alstom RGPT (b)	5	943
Amada Co. Ltd. (b)	17	190
Amec Plc	16	240
Andritz AG	2	136
AP Moller - Maersk Group	-	687
Arriva Plc	9	145
Asahi Glass Co. Ltd.	43	578
Asciano Group (c)	22	176
Assa Abloy AB	13	269
Atlantia SpA	12	415
Atlas Copco AB - Class A	31	528
Atlas Copco AB - Class B	18	289
Auckland International Airport Ltd. (b)	43	102
BAE Systems Plc	151	1,528
Balfour Beatty Plc	19	182
BBA Aviation Plc	16	73
Bekaert SA	-	67
Biffa Plc	12	56
Bilfinger Berger AG	2	138
Brambles Ltd.	66	862
Brisa-Auto Estradas de Portugal SA (b)	13	176
British Airways Plc (c)	27	211
Bunzl Plc	14	208
Capita Group Plc	25	375
Cargotec Corp. - Class B	1	71
Cathay Pacific Airways Ltd.	65	178
Central Glass Co. Ltd. (b)	8	40
Central Japan Railway Co.	-	733
Charter Plc (c)	7	168
Chiyoda Corp. (b)	7	126
Cie de Saint-Gobain (b)	15	1,559
Cintra Concesiones de Infraestructuras de Transporte SA	8	129
Cobham Plc	46	182
ComfortDelgro Corp. Ltd.	67	87
Compagnie Maritime Belge SA	1	47
COMSYS Holdings Corp.	5	55
Cookson Group Plc	8	123
Corporate Express NV	8	83
Cosco Corp. Singapore Ltd.	36	144
CSR Ltd. (b)	43	120
Dai Nippon Printing Co. Ltd.	27	386
Daifuku Co. Ltd.	3	34

Daikin Industries Ltd.	12	554
Davis Service Group Plc	7	80
DCC Plc	4	119
De La Rue Plc	6	97
Deutsche Lufthansa AG	11	303
Deutsche Post AG	35	1,025
Downer EDI Ltd.	13	73
DSV A/S	9	222
East Japan Railway Co. (b)	-	1,207
Ebara Corp.	15	69
European Aeronautic Defence & Space Co. NV	14	430
Experian Group Ltd.	46	492
Fanuc Ltd.	9	877
Finmeccanica SpA	13	372
Firstgroup Plc	18	258
FKI Plc	33	61
FLSmidth & Co. A/S	2	264
Flughafen Wien AG	-	51
Fomento de Construcciones y Contratas SA	2	149
Fraser and Neave Ltd.	34	129
Fuji Electric Holdings Co. Ltd.	27	120
Fujikura Ltd.	13	82
Furukawa Electric Co. Ltd.	25	122
Gamesa Corp. Tecnologica SA	8	320
Geberit AG	2	231
Glory Ltd.	2	70
Goodwill Group Inc. (b) (c)	-	8
Grafton Group Plc (c)	11	123
Group 4 Securicor Plc	47	193
Grupo Ferrovial SA (b)	3	248
Hagemeyer NV	30	136
Hankyu Hanshin Holdings Inc.	52	267
Haw Par Corp. Ltd.	3	18
Hays Plc	63	170
Heidelberger Druckmaschinen AG	3	126
Hellenic Technodomiki Tev SA	6	86
Hino Motors Ltd. (b)	13	99
Hitachi Cable Ltd. (b)	11	68
Hitachi Construction Machinery Co. Ltd.	4	176
Hitachi High-Technologies Corp.	2	53
Hochtief AG	2	206
Hopewell Holdings Ltd.	30	143
Hutchison Whampoa Ltd.	96	1,027
Iberia Lineas Aereas de Espana	21	101
IMI Plc	15	165
Intertek Group Plc	8	150
Invensys Plc (c)	34	216
Ishikawajima-Harima Heavy Industries Co. Ltd. (b)	54	170
Itochu Corp.	68	826
Japan Airlines Corp. (b) (c)	36	78

Japan Steel Works Ltd. (b)	15	249
JGC Corp.	9	174
Johnson Electric Holdings Ltd. (b)	42	22
JS Group Corp. (b)	11	193
JTEKT Corp. (b)	7	129
Kajima Corp. (b)	35	120
Kamigumi Co. Ltd.	11	92
Kawasaki Heavy Industries Ltd.	66	259
Kawasaki Kisen Kaisha Ltd. (b)	24	352
KCI Konecranes Oyj	3	102
Keihin Electric Express Railway Co. Ltd. (b)	18	117
Keio Corp. (b)	25	156
Keisei Electric Railway Co. Ltd.	12	67
Keppel Corp. Ltd.	49	475
Kinden Corp. (b)	5	46
Kingspan Group Plc	6	133
Kintetsu Corp. (b)	72	224
Kokuyo Co. Ltd. (b)	3	34
Komatsu Ltd.	40	1,359
Komori Corp.	2	49
Kone Oyj	3	226
Kubota Corp. (b)	49	404
Kuehne & Nagel International AG	2	229
Kurita Water Industries Ltd. (b)	5	153
Leighton Holdings Ltd. (b)	6	293
Macquarie Airports	28	109
Macquarie Infrastructure Group	122	337
MAN AG	5	721
Marubeni Corp.	75	688
Matsushita Electric Works Ltd. (b)	18	217
Meggitt Plc	29	190
Meitec Corp. (b)	1	41
Melco International Development Ltd.	31	58
Metso Oyj (b)	6	387
Michael Page International Plc	14	119
Minebea Co. Ltd.	18	123
Mitsubishi Corp.	61	1,919
Mitsubishi Electric Corp.	85	1,066
Mitsubishi Heavy Industries Ltd.	140	915
Mitsubishi Logistics Corp. (b)	5	70
Mitsui & Co. Ltd.	76	1,845
Mitsui Engineering & Shipbuilding Co. Ltd.	30	170
Mitsui OSK Lines Ltd. (b)	48	778
MTR Corp.	61	180
National Express Group Plc	6	156
Neptune Orient Lines Ltd.	28	100
NGK Insulators Ltd.	12	387
Nippon Express Co. Ltd. (b)	31	154
Nippon Sheet Glass Co. Ltd.	23	141
Nippon Yusen KK (b)	48	469

Nishimatsu Construction Co. Ltd. (b)	8	24
NKT Holding A/S	1	136
Noble Group Ltd.	50	73
NSK Ltd. (b)	18	158
NTN Corp.	18	161
Obayashi Corp. (b)	29	134
Odakyu Electric Railway Co. Ltd. (b)	28	181
OKUMA Corp.	7	102
Okumura Corp. (b)	6	31
Orient Overseas International Ltd.	10	93
Orkla ASA	37	656
OSG Corp. (b)	3	31
Park24 Co. Ltd. (b)	4	32
Pirelli & C. SpA (c)	120	145
Qantas Airways Ltd.	44	217
Randstad Holdings NV	2	110
Rentokil Initial Plc	82	280
Rheinmetall AG	2	137
Rolls-Royce Group Plc (c)	81	871
Ryanair Holdings Plc (c)	2	13
Sacyr Vallehermoso SA (b)	4	138
Safran SA (b)	7	165
Sandvik AB	41	890
Sanwa Shutter Corp.	9	50
SAS AB (c)	4	67
Scania AB	16	393
Schindler Holding AG	2	131
Schneider Electric SA (b)	10	1,234
Secom Co. Ltd.	9	433
Securitas AB - Class B	13	167
Securitas Systems AB - Class B	11	40
Seino Holdings Corp. (b)	6	55
SembCorp Industries Ltd.	41	177
SembCorp Marine Ltd.	29	91
Serco Group Plc	19	159
SGS SA	-	238
Shimizu Corp. (b)	27	147
Siemens AG	38	5,230
Singapore Airlines Ltd.	23	292
Singapore Post Ltd.	42	34
Singapore Technologies Engineering Ltd.	59	155
Skanska AB	16	324
SKF AB - Class B	19	391
SMC Corp. (b)	3	356
Smiths Group Plc	18	385
SMRT Corp. Ltd.	14	16
Societe BIC SA (b)	1	103
Societe Des Autoroutes Paris-Rhin-Rhone (b)	1	96
Sojitz Corp. (b)	40	176
Solarworld AG (b)	4	225

Sonae SGPS SA	39	101
Stagecoach Group Plc (b)	20	95
Stolt-Nielsen SA	2	74
Sulzer AG (b)	-	224
Sumitomo Corp. (b)	48	926
Sumitomo Electric Industries Ltd.	34	542
Sumitomo Heavy Industries Ltd.	25	322
Taisei Corp.	44	128
Thales SA (b)	4	219
THK Co. Ltd.	6	122
TNT NV	19	797
Tobu Railway Co. Ltd. (b)	32	150
Toda Corp.	12	63
Tokyu Corp.	46	300
Toll Holdings Ltd.	25	290
Tomkins Plc	41	192
Tomra Systems ASA (b)	6	42
Toppan Printing Co. Ltd. (b)	25	257
TOTO Ltd. (b)	11	80
Toyota Tsusho Corp. (b)	10	260
Transurban Group	49	317
Travis Perkins Plc	5	159
Trelleborg AB	3	77
Uponor Oyj	3	89
Ushio Inc.	5	98
Vallourec (b)	2	593
Vedior NV	7	155
Vestas Wind Systems A/S (b) (c)	8	662
Vinci SA (b)	18	1,404
Wartsila Oyj	3	181
Wesfarmers Ltd. (b)	18	655
West Japan Railway Co.	-	353
Wienerberger AG (b)	3	196
Wolseley Plc	30	508
Yamato Transport Co. Ltd.	16	240
YIT Oyj	6	181
Zardoya Otis SA	5	169
Zodiac SA (b)	2	116
		74,920
INFORMATION TECHNOLOGY - 5.8%
Access Co. Ltd. (b) (c)	-	26
Advantest Corp. (b)	7	221
Alcatel SA (b)	104	1,068
Alps Electric Co. Ltd.	9	105
ARM Holdings Plc (b)	63	199
ASM Pacific Technology	11	97
ASML Holding NV (c)	20	666
Atos Origin SA (c)	3	171
Barco NV	-	43
Business Objects SA (c)	5	204

Canon Inc.	48	2,609
Cap Gemini SA (b)	6	370
Chartered Semiconductor Manufacturing Ltd. (b) (c)	40	29
Citizen Watch Co. Ltd. (b)	14	136
Computershare Ltd.	23	193
CSK Holdings Corp. (b)	3	125
CSR Plc (c)	7	91
Dainippon Screen Manufacturing Co. Ltd.	11	66
Dassault Systemes SA (b)	3	168
eAccess Ltd. (b)	-	17
Electrocomponents Plc	16	82
Elpida Memory Inc. (b) (c)	4	158
Foxconn International Holdings Ltd. (b) (c)	94	258
Fuji Soft ABC Inc.	1	18
Fujitsu Ltd. (b)	84	594
Hirose Electric Co. Ltd.	2	182
Hitachi Ltd. (b)	147	979
Hoya Corp.	18	621
Ibiden Co. Ltd. (b)	6	488
Indra Sistemas SA	6	162
Infineon Technologies AG (c)	34	586
Itochu Techno-Science Corp. (b)	1	42
Keyence Corp.	2	360
Kingboard Chemical Holdings Ltd.	28	177
Konami Corp. (b)	5	123
Konica Minolta Holdings Inc.	21	356
Kudelski SA	2	57
Kyocera Corp.	7	666
LogicaCMG Plc	71	219
Logitech International SA (c)	7	201
Mabuchi Motor Co. Ltd. (b)	1	72
Misys Plc	19	86
Mitsumi Electric Co. Ltd.	4	159
Murata Manufacturing Co. Ltd.	10	699
NEC Corp.	92	447
NEC Electronics Corp. (c)	1	32
Neopost SA (b)	1	209
Nidec Corp.	5	350
Nintendo Co. Ltd.	4	2,291
Nippon Electric Glass Co. Ltd. (b)	15	242
Nokia Oyj	183	6,954
Nomura Research Institute Ltd.	5	174
NTT Data Corp. (b)	-	254
Obic Co. Ltd.	-	58
OCE NV	5	97
Oki Electric Industry Co. Ltd. (b) (c)	21	36
Omron Corp.	10	259
Oracle Corp. Japan (b)	2	91
Otsuka Corp.	1	59
Premier Farnell Plc	20	66

Renewable Energy Corp. AS (c)	8	351
Ricoh Co. Ltd.	29	614
Rohm Co. Ltd.	5	398
Sage Group Plc	59	300
Sanken Electric Co. Ltd. (b)	3	15
SAP AG	40	2,325
Seiko Epson Corp.	6	149
Shinko Electric Industries	3	55
STMicroelectronics NV	30	502
Sumco Corp.	5	208
Taiyo Yuden Co. Ltd. (b)	4	79
Tandberg ASA	6	148
TDK Corp.	6	491
Telefonaktiebolaget LM Ericsson - Class B	664	2,657
Tencent Holdings Ltd.	42	271
Tietoenator Oyj (b)	4	81
TIS Inc. (b)	2	35
Tokyo Electron Ltd.	7	469
Tokyo Seimitsu Co. Ltd. (b)	1	25
Toshiba Corp. (b)	137	1,280
Trend Micro Inc.	5	216
Unaxis Holding AG (c)	-	89
United Business Media Plc	11	154
Venture Corp. Ltd.	12	133
Wincor Nixdorf AG	1	107
Yahoo! Japan Corp. (b)	1	251
Yaskawa Electric Corp. (b)	11	137
Yokogawa Electric Corp. (b)	9	105
		37,213
MATERIALS - 9.8%
Acerinox SA (b)	8	233
Air Liquide (b)	11	1,451
Akzo Nobel NV	12	1,009
Alumina Ltd.	49	308
Amcor Ltd.	41	269
Anglo American Plc	60	4,048
ArcelorMittal	41	3,205
Asahi Kasei Corp. (b)	53	428
BASF AG	22	3,095
Bayer AG (b)	33	2,587
BHP Billiton Ltd.	151	5,987
BHP Billiton Plc	103	3,688
Billerud AB (b)	2	23
BlueScope Steel Ltd.	31	292
Boliden AB	12	265
Boral Ltd.	28	180
Ciba Specialty Chemicals AG	3	173
Cimpor Cimentos de Portugal SA	10	80
Clariant AG (c)	9	109
CRH Plc	25	976

Daicel Chemical Industries Ltd. (b)	10	79
Daido Steel Co. Ltd. (b)	13	111
Dainippon Ink and Chemicals Inc.	31	137
Denki Kagaku Kogyo K K (b)	20	112
Dowa Mining Co. Ltd. (b)	13	165
Fletcher Building Ltd.	23	220
Fortescue Metals Group Ltd. (b) (c)	6	238
Givaudan	-	272
Hitachi Chemical Co. Ltd.	4	87
Hoganas AB	1	16
Holcim Ltd.	9	998
Holmen AB	2	73
Iluka Resources Ltd. (b)	10	50
Imerys SA (b)	1	121
Imperial Chemical Industries Plc	54	721
Italcementi SpA (b)	2	55
James Hardie Industries NV	22	138
JFE Holdings Inc. (b)	26	1,848
Johnson Matthey Plc	9	312
JSR Corp. (b)	8	206
Kaneka Corp. (b)	13	109
Kansai Paint Co. Ltd. (b)	8	61
Kobe Steel Ltd.	115	430
Koninklijke DSM NV	6	340
Kuraray Co. Ltd. (b)	17	209
Lafarge SA (b)	7	1,045
Linde AG	5	678
Lonza Group AG	2	230
Mayr-Melnhof Karton AG	-	31
Mitsubishi Chemical Holdings Corp.	52	453
Mitsubishi Gas Chemical Co. Inc. (b)	15	139
Mitsubishi Materials Corp. (b)	51	317
Mitsubishi Rayon Co. Ltd.	21	149
Mitsui Chemicals Inc. (b)	28	278
Mitsui Mining & Smelting Co. Ltd.	25	108
Mondi Plc	16	150
Newcrest Mining Ltd. (b)	14	349
Nippon Kayaku Co. Ltd. (b)	7	58
Nippon Light Metal Co.	21	46
Nippon Paper Group Inc.	-	130
Nippon Shokubai Co. Ltd. (b)	4	39
Nippon Steel Corp.	259	1,865
Nissan Chemical Industries Ltd. (b)	8	99
Nisshin Steel Co. Ltd.	34	153
Nitto Denko Corp.	7	339
Norske Skogindustrier ASA	8	88
Novozymes A/S	2	256
OJI Paper Co. Ltd. (b)	40	194
OneSteel Ltd.	35	213
Orica Ltd.	13	352

Outokumpu Oyj	6	198
PaperlinX Ltd. (b)	26	69
Rautaruukki Oyj	3	209
Rexam Plc	29	323
RHI AG (c)	1	50
Rio Tinto Ltd. (b)	13	1,233
Rio Tinto Plc	45	3,874
Salzgitter AG	2	355
Shin-Etsu Chemical Co. Ltd. (b)	19	1,279
Showa Denko KK	52	197
Solvay SA	3	395
Sonae Industria SGPS SA (c)	3	30
SSAB Svenskt Stal AB - Class A	9	321
SSAB Svenskt Stal AB - Class B	4	139
Stora Enso Oyj - Class R	26	514
Sumitomo Bakelite Co. Ltd. (b)	10	58
Sumitomo Chemical Co. Ltd. (b)	68	583
Sumitomo Metal Industries Ltd. (b)	184	1,073
Sumitomo Metal Mining Co. Ltd.	25	607
Sumitomo Osaka Cement Co. Ltd. (b)	13	32
Sumitomo Titanium Corp. (b)	1	87
Svenska Cellulosa AB	25	461
Syngenta AG	5	1,010
Taiheiyo Cement Corp.	40	152
Taiyo Nippon Sanso Corp.	14	126
Teijin Ltd. (b)	41	200
ThyssenKrupp AG	16	1,032
Titan Cement Co. SA	2	123
Toho Titanium Co. Ltd. (b)	1	37
Tokuyama Corp. (b)	10	152
Tokyo Steel Manufacturing Co. Ltd. (b)	5	84
Toray Industries Inc. (b)	57	453
Tosoh Corp.	21	136
Toyo Seikan Kaisha Ltd. (b)	7	134
Ube Industries Ltd.	46	163
Umicore	1	270
UPM-Kymmene Oyj	24	580
Viohalco	4	62
Voestalpine AG (b)	5	419
Xstrata Plc	28	1,883
Yara International ASA	8	258
Zeon Corp. (b)	7	69
Zinifex Ltd.	21	332
		63,035
TELECOMMUNICATION SERVICES - 5.7%
Belgacom SA	7	333
Bouygues (b)	10	865
BT Group Plc	367	2,304
Cable & Wireless Plc	109	411
Cosmote Mobile Telecommunications SA	6	190

Deutsche Telekom AG	127	2,494
Elisa Oyj	7	207
France Telecom SA (b)	82	2,736
Hellenic Telecommunications Organization SA	17	618
Hutchison Telecommunications International Ltd.	57	79
Jupiter Telecommunications Co. (c)	-	90
KDDI Corp.	-	823
Mobistar SA	2	133
Nippon Telegraph & Telephone Corp.	-	1,094
NTT DoCoMo Inc. (b)	1	1,032
PCCW Ltd.	146	96
Portugal Telecom SGPS SA	34	474
Royal KPN NV	87	1,502
Singapore Telecommunications Ltd.	359	970
SoftBank Corp. (b)	34	618
Swisscom AG	1	379
Tele2 AB	13	284
Telecom Corp. Ltd. (b)	73	249
Telecom Italia SpA	481	1,461
Telecom Italia SpA - RNC	263	635
Telefonica SA	199	5,579
Telekom Austria AG	16	421
Telenor ASA (c)	38	760
TeliaSonera AB	101	915
Telstra Corp. Ltd.	123	474
Telstra Corp. Ltd. - INS RECP	66	168
Vodafone Group Plc	2,361	8,525
		36,919
UTILITIES - 5.3%
AGL Energy Ltd. (b)	20	282
Centrica Plc	165	1,284
Cheung Kong Infrastructure Holdings Ltd. (b)	23	86
Chubu Electric Power Co. Inc. (b)	30	777
CLP Holdings Ltd.	64	442
Contact Energy Ltd. (b)	13	88
E.ON AG	28	5,144
Electric Power Development Co.	6	246
Endesa SA (b)	29	1,630
Enel SpA	194	2,198
Energias de Portugal SA	86	503
Fortum Oyj	19	712
Gas Natural SDG SA	7	404
Gaz de France	8	439
Hokkaido Electric Power Co. Inc. (b)	9	186
Hong Kong & China Gas (b)	163	379
HongKong Electric Holdings	61	314
Iberdrola SA (b)	42	2,463
International Power Plc	65	603
Kansai Electric Power Co. Inc. (b)	34	770
Kelda Group Plc	12	203

Kyushu Electric Power Co. Inc. (b)	17	445
National Grid Plc	121	1,940
Osaka Gas Co. Ltd. (b)	90	316
Public Power Corp.	4	162
RWE AG	22	2,718
Scottish & Southern Energy Plc	39	1,198
Severn Trent Plc (b)	10	301
Snam Rete Gas SpA (b)	39	243
Sociedad General de Aguas de Barcelona SA	2	90
Suez SA (b)	46	2,701
Terna SpA (b)	53	197
Tohoku Electric Power Co. Inc. (b)	20	417
Tokyo Electric Power Co. Inc. (b)	55	1,381
Tokyo Gas Co. Ltd. (b)	99	461
Union Fenosa SA (b)	5	290
United Utilities Plc	40	572
Vector Ltd. (b)	9	17
Veolia Environnement (b)	16	1,341
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	4	222
		34,165

Total Common Stocks (cost $457,226)		633,022

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Porsche AG	-	839
Volkswagen AG	5	634
		1,473
CONSUMER STAPLES - 0.0%
Ito En Ltd.	1	13

Total Preferred Stocks (cost $624)		1,486

RIGHTS - 0.1%
Dowa Mining Co. Ltd. (e)	10	-
Fortis BB - Rights	54	285
Newcrest Mining Ltd. - Rights (e)	14	47
Raiffeisen International Bank Holding AG - Rights (e)	1	-
Wienerberger AG - Rights (e)	3	-

Total Rights (cost $262)		332

SHORT TERM INVESTMENTS - 22.9%
Mutual Funds - 3.2%
JNL Money Market Fund, 5.07% (a) (h)	20,692	20,692

Securities Lending Collateral - 19.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (h)	125,545	125,545

U.S. Treasury Securities - 0.2%

U.S. Treasury Bill, 4.05%, 12/20/07 (o)	1,490	1,478

Total Short Term Investments (cost $147,715)		147,715

Total Investments - 121.4% (cost $605,827)		782,555
Other Assets and Liabilities, Net - (21.4%)		(138,212)
Total Net Assets - 100%		$ 644,343

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 12.8%
99 Cents Only Stores (b) (c)	18	$ 189
Advance Auto Parts Inc.	42	1,404
Aeropostale Inc. (b) (c)	32	602
American Eagle Outfitters Inc.	83	2,172
American Greetings Corp. (b)	22	583
AnnTaylor Stores Corp. (c)	25	796
Applebee's International Inc. (b)	30	751
ArvinMeritor Inc. (b)	28	478
Barnes & Noble Inc. (b)	21	737
Beazer Homes USA Inc. (b)	16	134
Belo Corp. (b)	36	621
Blyth Inc.	10	203
Bob Evans Farms Inc. (b)	14	420
Borders Group Inc.	24	318
BorgWarner Inc.	23	2,082
Boyd Gaming Corp. (b)	21	897
Brinker International Inc.	43	1,177
Callaway Golf Co. (b)	27	427
Career Education Corp. (c)	38	1,052
Carmax Inc. (b) (c)	84	1,717
Catalina Marketing Corp. (c)	14	469
CBRL Group Inc.	9	381
Charming Shoppes Inc. (b) (c)	49	412
Cheesecake Factory Inc. (b) (c)	28	656
Chico's FAS Inc. (b) (c)	70	978
Coldwater Creek Inc. (b) (c)	25	273
Collective Brands Inc. (c)	27	594
Corinthian Colleges Inc. (b) (c)	35	554
DeVry Inc.	24	887
Dick's Sporting Goods Inc. (b) (c)	16	1,075
Dollar Tree Stores Inc. (c)	38	1,559
Entercom Communications Corp. (b)	11	221
Foot Locker Inc.	62	945
Furniture Brands International Inc. (b)	18	186
GameStop Corp. - Class A (c)	62	3,466
Gentex Corp. (b)	57	1,215
HanesBrands Inc. (b) (c)	39	1,083
Harte-Hanks Inc.	20	387
Hovnanian Enterprises Inc. - Class A (b) (c)	15	164

International Speedway Corp. - Class A	13	607
ITT Educational Services Inc. (c)	12	1,475
John Wiley & Sons Inc.	18	807
Lear Corp. (b) (c)	30	977
Lee Enterprises Inc.	18	279
Life Time Fitness Inc. (b) (c)	12	729
Matthews International Corp. - Class A (b)	13	573
MDC Holdings Inc. (b)	14	580
Media General Inc. (b)	9	256
Modine Manufacturing Co. (b)	14	362
Mohawk Industries Inc. (b) (c)	21	1,745
NetFlix Inc. (b) (c)	20	416
NVR Inc. (b) (c)	2	960
O'Reilly Automotive Inc. (b) (c)	45	1,500
Pacific Sunwear of California Inc. (c)	28	413
PetSmart Inc.	53	1,704
Phillips-Van Heusen	22	1,160
Regis Corp.	18	570
Rent-A-Center Inc. (b) (c)	29	518
Ross Stores Inc.	55	1,418
Ruby Tuesday Inc. (b)	21	381
Ryland Group Inc.	17	362
Saks Inc. (b)	55	949
Scholastic Corp. (b) (c)	10	338
Scientific Games Corp. - Class A (b) (c)	27	1,001
Sotheby's Holdings - Class A (b)	25	1,194
Strayer Education Inc. (b)	6	958
Thor Industries Inc. (b)	14	639
Timberland Co. - Class A (b) (c)	20	383
Toll Brothers Inc. (b) (c)	50	1,004
Tupperware Brands Corp. (b)	24	745
Urban Outfitters Inc. (c)	45	990
Valassis Communications Inc. (b) (c)	19	167
Warnaco Group Inc. (c)	17	676
Washington Post Co.	2	1,814
Williams-Sonoma Inc. (b)	37	1,201
		62,116
CONSUMER STAPLES - 2.8%
Alberto-Culver Co.	33	819
BJ's Wholesale Club Inc. (c)	26	855
Church & Dwight Co. Inc. (b)	26	1,228
Energizer Holdings Inc. (b) (c)	22	2,462
Hansen Natural Corp. (c)	24	1,335
Hormel Foods Corp.	29	1,027
JM Smucker Co.	22	1,198
Lancaster Colony Corp. (b)	9	336
NBTY Inc. (c)	23	939
PepsiAmericas Inc.	23	761
Ruddick Corp. (b)	14	470
Smithfield Foods Inc. (b) (c)	47	1,485

Tootsie Roll Industries Inc. (b)	11	283
Universal Corp. (b)	10	506
		13,704
ENERGY - 9.4%
Arch Coal Inc. (b)	56	1,889
Bill Barrett Corp. (b) (c)	13	504
Cameron International Corp. (b) (c)	43	3,960
Cimarex Energy Co. (b)	33	1,229
Denbury Resources Inc. (b) (c)	48	2,131
Encore Acquisition Co. (b) (c)	21	651
Exterran Holdings Inc. (c)	26	2,060
FMC Technologies Inc. (c)	51	2,945
Forest Oil Corp. (b) (c)	33	1,439
Frontier Oil Corp.	43	1,801
Grant Prideco Inc. (c)	50	2,736
Helmerich & Payne Inc.	41	1,343
Newfield Exploration Co. (c)	51	2,463
Noble Energy Inc.	67	4,720
Overseas Shipholding Group	11	838
Patterson-UTI Energy Inc. (b)	61	1,386
Pioneer Natural Resources Co. (b)	49	2,183
Plains Exploration & Production Co. (c)	29	1,268
Pogo Producing Co. (b)	23	1,236
Pride International Inc. (c)	65	2,384
Quicksilver Resources Inc. (b) (c)	21	989
Southwestern Energy Co. (c)	66	2,772
Superior Energy Services Inc. (b) (c)	32	1,132
Tidewater Inc. (b)	22	1,398
		45,457
FINANCIALS - 15.0%
AG Edwards Inc.	30	2,483
AMB Property Corp.	40	2,383
American Financial Group Inc.	29	822
AmeriCredit Corp. (b) (c)	47	822
Arthur J Gallagher & Co. (b)	39	1,134
Associated Bancorp (b)	50	1,482
Astoria Financial Corp.	33	865
Bank of Hawaii Corp.	20	1,042
Broadridge Financial Solutions Inc.	55	1,038
Brown & Brown Inc.	45	1,185
Cathay General Bancorp (b)	21	663
City National Corp. (b)	16	1,126
Colonial BancGroup Inc. (b)	61	1,308
Commerce Group Inc. (b)	19	547
Cousins Properties Inc. (b)	15	454
Cullen/Frost Bankers Inc.	24	1,194
Eaton Vance Corp. (b)	49	1,975
Equity One Inc. (b)	14	383
Everest Re Group Ltd.	25	2,743
Fidelity National Title Group Inc. - Class A	87	1,521

First American Corp.	38	1,389
First Community Bancorp Inc. (b)	10	551
First Niagara Financial Group Inc. (b)	43	615
FirstMerit Corp. (b)	32	629
Greater Bay Bancorp (b)	20	547
Hanover Insurance Group Inc.	21	922
HCC Insurance Holdings Inc.	44	1,269
Highwoods Properties Inc.	23	841
Horace Mann Educators Corp.	17	333
Hospitality Properties Trust	37	1,510
IndyMac Bancorp Inc. (b)	29	677
Jefferies Group Inc.	43	1,205
Jones Lang LaSalle Inc. (b)	14	1,485
Liberty Property Trust	36	1,455
Macerich Co. (b)	28	2,470
Mack-Cali Realty Corp.	27	1,109
Mercury General Corp. (b)	14	778
Nationwide Health Properties Inc.	35	1,049
New York Community Bancorp Inc. (b)	121	2,300
Nuveen Investments Inc. - Class A (b)	31	1,947
Old Republic International Corp.	91	1,700
PMI Group Inc.	34	1,125
Potlatch Corp.	15	678
Protective Life Corp.	28	1,177
Radian Group Inc. (b)	32	750
Raymond James Financial Inc.	38	1,233
Rayonier Inc.	31	1,470
Regency Centers Corp.	28	2,140
SEI Investments Co.	50	1,370
StanCorp Financial Group Inc.	21	1,052
SVB Financial Group (b) (c)	14	649
TCF Financial Corp. (b)	44	1,146
UDR Inc. (b)	55	1,334
Unitrin Inc.	20	972
Waddell & Reed Financial Inc. - Class A	34	926
Washington Federal Inc. (b)	34	894
Webster Financial Corp.	22	943
Weingarten Realty Investors (b)	30	1,241
WestAmerica Bancorp (b)	12	594
Wilmington Trust Corp.	27	1,061
WR Berkley Corp.	66	1,963
		72,669
HEALTH CARE - 11.6%
Advanced Medical Optics Inc. (b) (c)	24	731
Affymetrix Inc. (b) (c)	28	704
Apria Healthcare Group Inc. (c)	17	454
Beckman Coulter Inc. (b)	24	1,793
Cephalon Inc. (b) (c)	26	1,934
Cerner Corp. (b) (c)	26	1,551
Charles River Laboratories International Inc. (c)	27	1,489

Community Health Systems Inc. (c)	37	1,172
Covance Inc. (b) (c)	25	1,973
Cytyc Corp. (c)	45	2,157
DENTSPLY International Inc.	60	2,488
Edwards Lifesciences Corp. (b) (c)	23	1,136
Endo Pharmaceuticals Holdings Inc. (b) (c)	53	1,628
Gen-Probe Inc. (c)	21	1,381
Health Management Associates Inc.	96	667
Health Net Inc. (c)	44	2,387
Henry Schein Inc. (b) (c)	35	2,158
Hillenbrand Industries Inc.	24	1,330
Intuitive Surgical Inc. (b) (c)	15	3,398
Invitrogen Corp. (b) (c)	19	1,524
Kindred Healthcare Inc. (c)	13	229
Kyphon Inc. (b) (c)	18	1,247
LifePoint Hospitals Inc. (b) (c)	23	701
Lincare Holdings Inc. (c)	33	1,202
Medics Pharmaceutical Corp. (b)	23	690
Millennium Pharmaceuticals Inc. (b) (c)	126	1,278
Omnicare Inc. (b)	48	1,593
Par Pharmaceutical Cos. Inc. (b) (c)	14	261
PDL BioPharma Inc. (b) (c)	46	991
Perrigo Co. (b)	29	628
Pharmaceutical Product Development Inc. (b)	41	1,457
PharMerica Corp. (b) (c)	-	-
Psychiatric Solutions Inc. (b) (c)	22	862
Resmed Inc. (b) (c)	30	1,304
Sepracor Inc. (b) (c)	42	1,144
STERIS Corp.	26	704
Techne Corp. (c)	16	991
Universal Health Services Inc.	21	1,166
Valeant Pharmaceutical International (c)	37	566
Varian Inc. (b) (c)	12	791
VCA Antech Inc. (c)	33	1,383
Ventana Medical Systems Inc. (c)	12	1,034
Vertex Pharmaceuticals Inc. (c)	51	1,959
WellCare Health Plans Inc. (b) (c)	16	1,678
		55,914
INDUSTRIALS - 15.5%
AGCO Corp. (b) (c)	36	1,821
AirTran Holdings Inc. (b) (c)	37	363
Alaska Air Group Inc. (b) (c)	17	389
Alexander & Baldwin Inc.	17	853
Alliant Techsystems Inc. (b) (c)	13	1,428
Ametek Inc.	42	1,810
Avis Budget Group Inc. (c)	40	923
Brink's Co.	19	1,078
Carlisle Cos. Inc.	24	1,176
ChoicePoint Inc. (c)	30	1,155
Con-Way Inc. (b)	19	857

Copart Inc. (c)	29	994
Corporate Executive Board Co.	14	1,048
Crane Co.	20	938
Deluxe Corp.	20	755
Donaldson Co. Inc.	27	1,147
DRS Technologies Inc. (b)	16	907
Dun & Bradstreet Corp.	23	2,304
Expeditors International Washington Inc.	84	3,975
Fastenal Co. (b)	49	2,241
Federal Signal Corp.	20	314
Flowserve Corp.	23	1,748
GATX Corp.	20	851
Graco Inc. (b)	26	1,016
Granite Construction Inc.	14	732
Harsco Corp.	33	1,972
Herman Miller Inc. (b)	26	702
HNI Corp. (b)	19	685
Hubbell Inc. - Class B (b)	24	1,362
IDEX Corp.	31	1,136
Jacobs Engineering Group Inc. (c)	47	3,543
JB Hunt Transport Services Inc.	38	1,007
JetBlue Airways Corp. (b) (c)	71	653
Joy Global Inc.	43	2,170
KBR Inc. (c)	66	2,573
Kelly Services Inc. - Class A (b)	8	154
Kennametal Inc.	15	1,292
Korn/Ferry International (c)	19	321
Lincoln Electric Holdings Inc.	17	1,294
Manpower Inc.	33	2,141
Mine Safety Appliances Co. (b)	12	561
MSC Industrial Direct Co. - Class A	20	988
Navigant Consulting Inc. (b) (c)	16	207
Nordson Corp. (b)	13	673
Oshkosh Truck Corp.	29	1,813
Pentair Inc. (b)	40	1,313
Quanta Services Inc. (b) (c)	67	1,776
Republic Services Inc. - Class A	65	2,131
Rollins Inc.	11	305
Roper Industries Inc.	35	2,274
Sequa Corp. - Class A (c)	3	449
SPX Corp.	22	2,028
Stericycle Inc. (b) (c)	34	1,967
Teleflex Inc.	16	1,213
Thomas & Betts Corp. (c)	20	1,195
Timken Co.	37	1,392
Trinity Industries Inc. (b)	32	1,189
United Rentals Inc. (c)	28	903
Werner Enterprises Inc. (b)	19	318
YRC Worldwide Inc. (b) (c)	23	627
		75,150

INFORMATION TECHNOLOGY - 15.0%
3Com Corp. (b) (c)	162	798
ACI Worldwide Inc. (b) (c)	15	338
Activision Inc. (c)	110	2,371
Acxiom Corp.	27	542
ADC Telecommunications Inc. (c)	47	922
ADTRAN Inc. (b)	25	565
Advent Software Inc. (b) (c)	7	328
Alliance Data Systems Corp. (c)	30	2,347
Amphenol Corp. - Class A	70	2,799
Andrew Corp. (c)	64	881
Arrow Electronics Inc. (c)	48	2,054
Atmel Corp. (c)	187	967
Avnet Inc. (b) (c)	58	2,299
Avocent Corp. (b) (c)	20	568
Cadence Design Systems Inc. (c)	109	2,429
CDW Corp. (c)	24	2,130
Ceridian Corp. (c)	57	1,979
CheckFree Corp. (b) (c)	35	1,612
CommScope Inc. (c)	24	1,198
Cree Inc. (b) (c)	33	1,041
CSG Systems International Inc. (b) (c)	18	375
Cypress Semiconductor Corp. (b) (c)	60	1,755
Diebold Inc.	26	1,183
Digital River Inc. (b) (c)	16	703
DST Systems Inc. (b) (c)	21	1,823
Dycom Industries Inc. (c)	17	520
F5 Networks Inc. (c)	33	1,242
Fair Isaac Corp. (b)	23	843
Fairchild Semiconductor International Inc. (b) (c)	50	941
Gartner Inc. - Class A (b) (c)	25	619
Global Payments Inc.	31	1,356
Harris Corp.	54	3,095
Imation Corp.	14	343
Ingram Micro Inc. - Class A (c)	58	1,134
Integrated Device Technology Inc. (c)	78	1,211
International Rectifier Corp. (b) (c)	29	958
Intersil Corp.	53	1,774
Jack Henry & Associates Inc. (b)	31	803
Kemet Corp. (b) (c)	34	252
Lam Research Corp. (b) (c)	53	2,834
Lattice Semiconductor Corp. (b) (c)	47	212
Macrovision Corp. (b) (c)	21	516
McAfee Inc. (c)	63	2,187
Mentor Graphics Corp. (b) (c)	34	516
Micrel Inc.	22	241
MoneyGram International Inc. (b)	34	759
MPS Group Inc. (c)	40	443
National Instruments Corp.	22	759
Palm Inc. (b) (c)	41	661

Parametric Technology Corp. (b) (c)	45	789
Plantronics Inc. (b)	20	560
Polycom Inc. (c)	36	972
Powerwave Technologies Inc. (b) (c)	53	326
RF Micro Devices Inc. (b) (c)	80	541
Semtech Corp. (b) (c)	24	493
Silicon Laboratories Inc. (c)	22	910
SRA International Inc. - Class A (c)	17	475
Sybase Inc. (b) (c)	36	822
Synopsys Inc. (c)	56	1,521
Tech Data Corp. (c)	22	887
Triquint Semiconductor Inc. (b) (c)	54	265
UTStarcom Inc. (b) (c)	40	147
ValueClick Inc. (b) (c)	39	886
Vishay Intertechnology Inc. (c)	73	956
Western Digital Corp. (c)	87	2,202
Wind River Systems Inc. (c)	30	349
Zebra Technologies Corp. (b) (c)	28	1,021
		72,348
MATERIALS - 6.9%
Airgas Inc.	31	1,607
Albemarle Corp.	31	1,383
Bowater Inc. (b)	23	338
Cabot Corp. (b)	26	931
Carpenter Technology Corp.	10	1,287
Chemtura Corp. (b)	98	872
Cleveland-Cliffs Inc. (b)	16	1,402
Commercial Metals Co.	47	1,481
Cytec Industries Inc.	17	1,147
Ferro Corp. (b)	17	349
Florida Rock Industries Inc.	20	1,222
FMC Corp.	30	1,580
Louisiana-Pacific Corp. (b)	43	723
Lubrizol Corp.	27	1,781
Lyondell Chemical Co.	98	4,564
Martin Marietta Materials Inc. (b)	17	2,239
Minerals Technologies Inc. (b)	8	531
Olin Corp. (b)	29	640
Packaging Corp.	36	1,038
Reliance Steel & Aluminum Co.	26	1,444
RPM International Inc. (b)	47	1,136
Scotts Miracle-Gro Co. (b)	18	758
Sensient Technologies Corp. (b)	19	563
Sonoco Products Co.	39	1,189
Steel Dynamics Inc.	36	1,684
Valspar Corp.	41	1,107
Worthington Industries Inc. (b)	28	655
		33,651
TELECOMMUNICATION SERVICES - 0.9%
Cincinnati Bell Inc. (c)	99	487

NeuStar Inc. - Class A (b) (c)	29	977
Telephone & Data Systems Inc.	42	2,772
		4,236
UTILITIES - 7.1%
AGL Resources Inc.	31	1,221
Alliant Energy Corp.	45	1,707
Aqua America Inc. (b)	53	1,195
Aquila Inc. (c)	149	598
Black Hills Corp. (b)	15	613
DPL Inc. (b)	45	1,177
Energy East Corp.	62	1,680
Equitable Resources Inc.	48	2,480
Great Plains Energy Inc. (b)	35	1,002
Hawaiian Electric Industries Inc. (b)	33	718
IDACORP Inc. (b)	17	554
MDU Resources Group Inc.	71	1,989
National Fuel Gas Co. (b)	33	1,534
Northeast Utilities	61	1,731
NSTAR	42	1,472
OGE Energy Corp.	36	1,198
Oneok Inc.	41	1,935
Pepco Holdings Inc. (b)	76	2,048
PNM Resources Inc.	30	709
Puget Energy Inc. (b)	46	1,137
SCANA Corp.	46	1,775
Sierra Pacific Resources	88	1,378
Vectren Corp. (b)	31	849
Westar Energy Inc. (b)	35	862
WGL Holdings Inc. (b)	19	646
Wisconsin Energy Corp.	46	2,070
		34,278

Total Common Stocks (cost $394,622)		469,523

SHORT TERM INVESTMENTS - 31.8%
Mutual Funds - 2.8%
JNL Money Market Fund, 5.07% (a) (h)	13,701	13,701

Securities Lending Collateral - 28.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (h)	139,717	139,717

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.05%, 12/20/07 (o)	520	516

Total Short Term Investments (cost $153,934)		153,934

Total Investments - 128.8% (cost $548,556)		623,457
Other Assets and Liabilities, Net - (28.8%)		(139,594)
Total Net Assets - 100%		$ 483,863

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 9.0%
Abercrombie & Fitch Co. - Class A (b)	4	$ 328
Amazon.com Inc. (b) (c)	15	1,389
Apollo Group Inc. - Class A (b) (c)	7	405
AutoNation Inc. (c)	7	121
AutoZone Inc. (b) (c)	2	258
Bed Bath & Beyond Inc. (b) (c)	14	468
Best Buy Co. Inc. (b)	20	922
Big Lots Inc. (b) (c)	5	137
Black & Decker Corp. (b)	3	250
Brunswick Corp.	4	90
Carnival Corp.	21	1,027
CBS Corp. - Class B (b)	35	1,105
Centex Corp. (b)	6	167
Circuit City Stores Inc. (b)	6	44
Clear Channel Communications Inc.	25	919
Coach Inc. (c)	18	844
Comcast Corp. - Class A (c)	152	3,684
Darden Restaurants Inc.	7	280
Dillard's Inc. - Class A (b)	3	55
DirecTV Group Inc. (c)	37	899
Dow Jones & Co. Inc.	3	194
DR Horton Inc. (b)	12	160
Eastman Kodak Co. (b)	13	348
EW Scripps Co. (b)	5	190
Family Dollar Stores Inc. (b)	7	189
Ford Motor Co. (b) (c)	103	873
Fortune Brands Inc.	8	619
Gannett Co. Inc.	12	512
Gap Inc.	27	490
General Motors Corp. (b)	27	996
Genuine Parts Co.	8	387
Goodyear Tire & Rubber Co. (b) (c)	10	319
H&R Block Inc. (b)	15	312
Harley-Davidson Inc. (b)	13	591
Harman International Industries Inc.	3	257
Harrah's Entertainment Inc.	9	804
Hasbro Inc. (b)	8	210
Hilton Hotels Corp. (b)	19	897
Home Depot Inc.	84	2,722
InterActiveCorp (b) (c)	11	313
International Game Technology	16	700
Interpublic Group of Cos. Inc. (b) (c)	21	222
J.C. Penney Co. Inc.	11	708
Johnson Controls Inc.	9	1,117
Jones Apparel Group Inc. (b)	5	104
KB Home (b)	4	97
Kohl's Corp. (c)	16	914

Leggett & Platt Inc. (b)	8	145
Lennar Corp. (b)	6	144
Limited Brands Inc. (b)	16	361
Liz Claiborne Inc. (b)	5	172
Lowe's Cos. Inc.	74	2,070
Macy's Inc.	24	762
Marriott International Inc. - Class A	16	709
Mattel Inc.	18	421
McDonald's Corp.	59	3,187
McGraw-Hill Cos. Inc.	17	866
Meredith Corp.	2	129
New York Times Co. - Class A (b)	6	121
Newell Rubbermaid Inc.	13	365
News Corp. Inc. - Class A	114	2,513
Nike Inc. - Class B (b)	19	1,106
Nordstrom Inc.	11	526
Office Depot Inc. (c)	14	282
OfficeMax Inc.	4	120
Omnicom Group Inc.	16	765
Polo Ralph Lauren Corp.	3	231
Pulte Homes Inc. (b)	10	132
RadioShack Corp. (b)	7	149
Sears Holdings Corp. (b) (c)	4	523
Sherwin-Williams Co.	5	337
Snap-On Inc.	3	160
Stanley Works	4	223
Staples Inc.	35	762
Starbucks Corp. (c)	37	959
Starwood Hotels & Resorts Worldwide Inc.	10	630
Target Corp.	42	2,654
Tiffany & Co.	7	366
Time Warner Inc.	185	3,405
TJX Cos. Inc.	23	657
Tribune Co.	6	155
VF Corp.	4	326
Viacom Inc. - Class B (c)	33	1,284
Walt Disney Co.	97	3,338
Wendy's International Inc.	5	172
Whirlpool Corp. (b)	4	317
Wyndham Worldwide Corp.	8	269
Yum! Brands Inc.	25	852
		61,302
CONSUMER STAPLES - 9.3%
Altria Group Inc.	103	7,148
Anheuser-Busch Cos. Inc.	37	1,866
Archer-Daniels-Midland Co.	31	1,035
Avon Products Inc.	21	793
Brown-Forman Corp. - Class B (b)	4	311
Campbell Soup Co.	10	379
Clorox Co. (b)	7	435

Coca-Cola Co.	98	5,648
Coca-Cola Enterprises Inc.	13	304
Colgate-Palmolive Co.	25	1,793
ConAgra Foods Inc.	25	648
Constellation Brands Inc. - Class A (b) (c)	10	234
Costco Wholesale Corp. (b)	21	1,312
CVS Corp.	74	2,933
Dean Foods Co.	6	164
Estee Lauder Cos. Inc.	6	254
General Mills Inc.	17	964
Hershey Co. (b)	8	365
HJ Heinz Co.	16	745
Kellogg Co.	12	698
Kimberly-Clark Corp. (b)	22	1,531
Kraft Foods Inc. - Class A	79	2,715
Kroger Co.	35	999
McCormick & Co. Inc.	7	247
Molson Coors Brewing Co. (b)	3	327
Pepsi Bottling Group Inc.	7	249
PepsiCo Inc.	80	5,836
Procter & Gamble Co.	154	10,822
Reynolds American Inc. (b)	8	502
Safeway Inc.	22	726
Sara Lee Corp.	34	571
SUPERVALU Inc.	10	375
SYSCO Corp.	30	1,055
Tyson Foods Inc.	13	234
UST Inc. (b)	7	362
Walgreen Co.	49	2,320
Wal-Mart Stores Inc.	119	5,175
Whole Foods Market Inc. (b)	7	334
WM Wrigley Jr. Co.	11	689
		63,098
ENERGY - 11.3%
Anadarko Petroleum Corp.	22	1,194
Apache Corp.	16	1,426
Baker Hughes Inc. (b)	15	1,384
BJ Services Co.	13	352
Chesapeake Energy Corp. (b)	19	673
Chevron Corp.	105	9,827
ConocoPhillips	80	7,013
Consol Energy Inc.	8	390
Devon Energy Corp.	22	1,820
El Paso Corp.	32	551
ENSCO International Inc. (b)	7	406
EOG Resources Inc.	12	850
Exxon Mobil Corp.	273	25,271
Halliburton Co.	45	1,715
Hess Corp.	14	900
Marathon Oil Corp.	34	1,922

Murphy Oil Corp. (b)	9	645
Nabors Industries Ltd. (c)	13	401
National Oilwell Varco Inc. (c)	9	1,232
Noble Corp.	13	655
Occidental Petroleum Corp.	41	2,621
Peabody Energy Corp.	13	619
Rowan Cos. Inc. (b)	5	194
Schlumberger Ltd.	58	6,132
Smith International Inc. (b)	10	713
Spectra Energy Corp.	30	744
Sunoco Inc.	6	423
Tesoro Corp.	7	309
Transocean Inc. (c)	14	1,604
Valero Energy Corp.	27	1,813
Weatherford International Ltd. (c)	16	1,088
Williams Cos. Inc.	29	979
XTO Energy Inc.	18	1,136
		77,002
FINANCIALS - 19.2%
ACE Ltd.	16	975
AFLAC Inc. (b)	23	1,335
Allstate Corp.	30	1,708
AMBAC Financial Group Inc. (b)	5	315
American Capital Strategies Ltd. (b)	9	381
American Express Co.	58	3,455
American International Group Inc.	127	8,576
Ameriprise Financial Inc.	12	738
Aon Corp.	14	638
Apartment Investment & Management Co. (b)	4	199
Archstone-Smith Trust (b)	11	655
Assurant Inc.	5	248
AvalonBay Communities Inc.	4	471
Bank of America Corp.	218	10,934
Bank of New York Mellon Corp. (a)	55	2,446
BB&T Corp.	27	1,087
Bear Stearns Cos. Inc. (b)	6	727
Boston Properties Inc.	6	616
Capital One Financial Corp.	20	1,352
CB Richard Ellis Group Inc. - Class A (b) (c)	8	234
Charles Schwab Corp.	47	1,011
Chubb Corp.	20	1,064
Cincinnati Financial Corp.	8	342
CIT Group Inc. (b)	9	366
Citigroup Inc.	244	11,380
CME Group Inc. (b)	3	1,601
Comerica Inc. (b)	8	395
Commerce Bancorp Inc. (b)	10	375
Countrywide Financial Corp. (b)	28	530
Developers Diversified Realty Corp.	6	326
Discover Financial Services	25	521

E*Trade Financial Corp. (b) (c)	20	262
Equity Residential	14	614
Fannie Mae	48	2,898
Federated Investors Inc. - Class B	4	160
Fifth Third Bancorp (b)	27	921
First Horizon National Corp. (b)	6	153
Franklin Resources Inc.	8	1,037
Freddie Mac	32	1,916
General Growth Properties Inc.	12	636
Genworth Financial Inc. - Class A	22	677
Goldman Sachs Group Inc.	20	4,334
Hartford Financial Services Group Inc.	16	1,435
Host Hotels & Resorts Inc.	26	584
Hudson City Bancorp Inc. (b)	24	366
Huntington Bancshares Inc.	17	294
IntercontinentalExchange Inc. (c)	3	446
Janus Capital Group Inc. (b)	8	228
JPMorgan Chase & Co.	167	7,649
KeyCorp	18	593
Kimco Realty Corp.	12	553
Legg Mason Inc.	6	542
Lehman Brothers Holdings Inc.	26	1,617
Leucadia National Corp. (b)	8	383
Lincoln National Corp.	13	861
Loews Corp.	22	1,065
M&T Bank Corp.	4	390
Marsh & McLennan Cos. Inc.	28	703
Marshall & Ilsley Corp.	13	555
MBIA Inc. (b)	6	377
Merrill Lynch & Co. Inc.	43	3,041
MetLife Inc.	36	2,537
MGIC Investment Corp. (b)	4	121
Moody's Corp. (b)	11	539
Morgan Stanley	52	3,252
National City Corp. (b)	31	773
Northern Trust Corp.	9	623
Plum Creek Timber Co. Inc. (b)	8	362
PNC Financial Services Group Inc.	17	1,125
Principal Financial Group Inc.	13	838
Progressive Corp. (b)	36	708
Prologis	13	844
Prudential Financial Inc.	23	2,240
Public Storage Inc.	6	484
Regions Financial Corp.	35	1,025
Safeco Corp. (b)	5	324
Simon Property Group Inc.	11	1,071
SLM Corp.	20	979
Sovereign Bancorp Inc. (b)	18	306
State Street Corp.	20	1,335
SunTrust Banks Inc.	18	1,328

Synovus Financial Corp.	15	427
T. Rowe Price Group Inc.	13	735
Torchmark Corp. (b)	4	267
Travelers Cos. Inc.	33	1,643
U.S. Bancorp (b)	85	2,772
UnumProvident Corp.	18	443
Vornado Realty Trust	6	689
Wachovia Corp.	94	4,695
Washington Mutual Inc. (b)	44	1,543
Wells Fargo & Co.	163	5,816
XL Capital Ltd. - Class A	9	715
Zions Bancorp	5	347
		131,197
HEALTH CARE - 11.3%
Abbott Laboratories	75	4,043
Aetna Inc.	25	1,341
Allergan Inc.	15	981
AmerisourceBergen Corp.	8	385
Amgen Inc. (c)	54	3,069
Applera Corp. - Applied Biosystems Group	10	331
Barr Laboratories Inc. (c)	5	279
Bausch & Lomb Inc.	3	169
Baxter International Inc.	32	1,803
Becton Dickinson & Co.	12	994
Biogen Idec Inc. (b) (c)	15	989
Boston Scientific Corp. (c)	65	906
Bristol-Myers Squibb Co.	96	2,780
Cardinal Health Inc.	19	1,185
Celgene Corp. (b) (c)	18	1,299
Cigna Corp.	14	756
Coventry Health Care Inc. (c)	7	452
Covidien Ltd.	25	1,017
CR Bard Inc.	5	416
Eli Lilly & Co.	48	2,753
Express Scripts Inc. (c)	12	691
Forest Laboratories Inc. (c)	16	591
Genzyme Corp. (c)	13	808
Gilead Sciences Inc. (c)	46	1,876
Hospira Inc. (c)	7	311
Humana Inc. (c)	8	578
IMS Health Inc.	9	275
Johnson & Johnson	142	9,296
King Pharmaceuticals Inc. (c)	11	125
Laboratory Corp. of America Holdings (b) (c)	6	441
Manor Care Inc. (b)	3	211
McKesson Corp.	15	860
Medco Health Solutions Inc. (c)	13	1,209
Medtronic Inc.	56	3,183
Merck & Co. Inc.	106	5,479
Millipore Corp. (b) (c)	3	219

Mylan Laboratories Inc.	11	179
Patterson Cos. Inc. (b) (c)	6	251
PerkinElmer Inc.	6	164
Pfizer Inc.	343	8,376
Quest Diagnostics Inc. (b)	7	420
Schering-Plough Corp.	79	2,505
St. Jude Medical Inc. (c)	16	712
Stryker Corp.	12	853
Tenet Healthcare Corp. (c)	19	64
Thermo Electron Corp. (c)	21	1,201
UnitedHealth Group Inc.	66	3,179
Varian Medical Systems Inc. (c)	6	257
Waters Corp. (c)	5	327
Watson Pharmaceuticals Inc. (c)	5	152
WellPoint Inc. (c)	30	2,376
Wyeth	66	2,936
Zimmer Holdings Inc. (c)	11	920
		76,973
INDUSTRIALS - 11.3%
3M Corp.	35	3,302
Allied Waste Industries Inc. (b) (c)	12	148
American Standard Cos. Inc.	8	292
Avery Dennison Corp. (b)	5	291
Boeing Co.	39	4,047
Burlington Northern Santa Fe Corp.	15	1,249
Caterpillar Inc.	31	2,464
CH Robinson Worldwide Inc.	8	429
Cintas Corp. (b)	6	219
Cooper Industries Ltd. - Class A (b)	9	469
CSX Corp.	21	897
Cummins Inc.	5	665
Danaher Corp. (b)	12	994
Deere & Co.	11	1,596
Dover Corp.	10	488
Eaton Corp.	7	678
Emerson Electric Co.	39	2,079
Equifax Inc. (b)	7	284
FedEx Corp.	15	1,585
Fluor Corp. (b)	4	635
General Dynamics Corp.	20	1,682
General Electric Corp.	502	20,796
Goodrich Corp.	6	392
Honeywell International Inc.	38	2,237
Illinois Tool Works Inc.	20	1,220
Ingersoll-Rand Co. Ltd. - Class A	15	791
ITT Corp.	8	577
L-3 Communications Holdings Inc.	6	598
Lockheed Martin Corp.	17	1,893
Masco Corp. (b)	18	407
Monster Worldwide Inc. (c)	6	208

Norfolk Southern Corp.	19	979
Northrop Grumman Corp.	17	1,326
Paccar Inc. (b)	12	1,015
Pall Corp.	6	216
Parker Hannifin Corp.	6	635
Pitney Bowes Inc.	10	472
Precision Castparts Corp.	7	980
Raytheon Co.	21	1,357
Robert Half International Inc.	8	230
Rockwell Automation Inc.	7	510
Rockwell Collins Inc.	8	610
RR Donnelley & Sons Co.	10	364
Ryder System Inc.	3	129
Southwest Airlines Co.	38	566
Terex Corp. (c)	5	435
Textron Inc.	12	775
Tyco Electronics Ltd.	25	869
Tyco International Ltd.	24	1,085
Union Pacific Corp.	13	1,506
United Parcel Service Inc. - Class B	52	3,893
United Technologies Corp.	49	3,919
Waste Management Inc.	26	966
WW Grainger Inc. (b)	3	298
		76,747
INFORMATION TECHNOLOGY - 15.5%
Adobe Systems Inc. (c)	28	1,230
Advanced Micro Devices Inc. (b) (c)	25	334
Affiliated Computer Services Inc. - Class A (c)	5	274
Agilent Technologies Inc. (c)	19	704
Akamai Technologies Inc. (b) (c)	8	243
Altera Corp.	17	416
Analog Devices Inc.	16	589
Apple Inc. (c)	43	6,542
Applied Materials Inc.	68	1,408
Autodesk Inc. (c)	12	578
Automatic Data Processing Inc.	26	1,216
Avaya Inc. (b) (c)	21	355
BMC Software Inc. (c)	10	328
Broadcom Corp. - Class A (c)	23	841
CA Inc. (b)	19	493
Ciena Corp. (b) (c)	5	181
Cisco Systems Inc. (c)	299	9,882
Citrix Systems Inc. (c)	8	337
Cognizant Technology Solutions Corp. (c)	7	574
Computer Sciences Corp. (c)	9	485
Compuware Corp. (c)	14	115
Convergys Corp. (c)	7	120
Corning Inc.	77	1,905
Dell Inc. (c)	111	3,072
eBay Inc. (c)	56	2,169

Electronic Arts Inc. (c)	15	861
Electronic Data Systems Corp.	25	541
EMC Corp. (c)	103	2,143
Fidelity National Information Services Inc.	8	366
Fiserv Inc. (c)	8	398
Google Inc. - Class A (c)	11	6,351
Hewlett-Packard Co.	128	6,376
Intel Corp.	286	7,400
International Business Machines Corp. (b)	67	7,865
Intuit Inc. (c)	16	486
Jabil Circuit Inc.	10	226
JDS Uniphase Corp. (b) (c)	9	128
Juniper Networks Inc. (c)	26	951
KLA-Tencor Corp. (b)	9	522
Lexmark International Inc. (c)	4	174
Linear Technology Corp. (b)	12	434
LSI Logic Corp. (b) (c)	34	254
MEMC Electronic Materials Inc. (c)	11	645
Microchip Technology Inc.	10	381
Micron Technology Inc. (b) (c)	37	414
Microsoft Corp.	398	11,728
Molex Inc.	6	166
Motorola Inc.	114	2,107
National Semiconductor Corp.	14	367
NCR Corp. (c)	8	412
Network Appliance Inc. (b) (c)	18	489
Novell Inc. (c)	20	151
Novellus Systems Inc. (b) (c)	6	157
Nvidia Corp. (c)	26	950
Oracle Corp. (c)	194	4,196
Paychex Inc.	17	692
QLogic Corp. (c)	6	84
QUALCOMM Inc.	82	3,451
SanDisk Corp. (b) (c)	11	617
Solectron Corp. (c)	44	172
Sun Microsystems Inc. (c)	177	992
Symantec Corp. (c)	44	850
Tektronix Inc.	4	115
Tellabs Inc. (c)	23	220
Teradyne Inc. (b) (c)	9	119
Texas Instruments Inc.	70	2,573
Unisys Corp. (b) (c)	18	116
VeriSign Inc. (b) (c)	12	421
Western Union Co.	37	780
Xerox Corp. (c)	44	763
Xilinx Inc.	15	390
Yahoo! Inc. (c)	63	1,702
		106,087
MATERIALS - 3.1%
Air Products & Chemicals Inc.	11	1,048

Alcoa Inc.	43	1,674
Allegheny Technologies Inc.	5	552
Ashland Inc.	3	200
Ball Corp.	5	267
Bemis Co. Inc.	4	130
Dow Chemical Co.	47	2,016
Eastman Chemical Co.	4	255
Ecolab Inc.	8	382
EI Du Pont de Nemours & Co.	45	2,246
Freeport-McMoRan Copper & Gold Inc. (b)	18	1,938
Hercules Inc.	6	121
International Flavors & Fragrances Inc. (b)	4	225
International Paper Co.	21	740
MeadWestvaco Corp.	8	248
Monsanto Co.	27	2,290
Newmont Mining Corp.	22	970
Nucor Corp.	15	890
Pactiv Corp. (c)	6	173
PPG Industries Inc.	8	618
Praxair Inc.	15	1,279
Rohm & Haas Co. (b)	7	395
Sealed Air Corp.	8	216
Sigma-Aldrich Corp. (b)	7	326
Temple-Inland Inc.	5	285
United States Steel Corp.	6	626
Vulcan Materials Co. (b)	5	417
Weyerhaeuser Co.	11	780
		21,307
TELECOMMUNICATION SERVICES - 3.6%
Alltel Corp.	17	1,173
AT&T Inc.	301	12,741
CenturyTel Inc.	5	250
Citizens Communications Co. (b)	15	221
Embarq Corp.	8	422
Qwest Communications International Inc. (b) (c)	77	707
Sprint Nextel Corp.	142	2,695
Verizon Communications Inc.	142	6,286
Windstream Corp.	22	304
		24,799
UTILITIES - 3.3%
AES Corp. (c)	33	651
Allegheny Energy Inc. (c)	8	411
Ameren Corp. (b)	9	498
American Electric Power Co. Inc.	19	884
CenterPoint Energy Inc. (b)	15	234
CMS Energy Corp. (b)	10	174
Consolidated Edison Inc. (b)	13	613
Constellation Energy Group Inc.	9	769
Dominion Resources Inc. (b)	15	1,286
DTE Energy Co. (b)	8	392
Duke Energy Corp.	60	1,128
Dynegy Inc. (b) (c)	24	218
Edison International Inc.	16	894
Entergy Corp.	9	1,018
Exelon Corp.	33	2,487
FirstEnergy Corp.	15	955
FPL Group Inc.	19	1,185
Integrys Energy Group Inc. (b)	4	188
Nicor Inc. (b)	2	75
NiSource Inc.	14	272
PG&E Corp.	17	833
Pinnacle West Capital Corp. (b)	4	176
PPL Corp.	19	857
Progress Energy Inc. (b)	13	594
Public Service Enterprise Group Inc.	12	1,066
Questar Corp.	8	429
Sempra Energy	13	762
Southern Co. (b)	37	1,340
TECO Energy Inc. (b)	9	145
TXU Corp.	23	1,547
Xcel Energy Inc. (b)	19	412
		22,493

Total Common Stocks (cost $514,227)		661,005

SHORT TERM INVESTMENTS - 13.2%
Mutual Funds - 2.8%
JNL Money Market Fund, 5.07% (a) (h)	19,047	19,047

Securities Lending Collateral - 10.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (h)	70,244	70,244

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.05%, 12/20/07 (o)	780	774

Total Short Term Investments (cost $90,065)		90,065

Total Investments - 110.1% (cost $604,292)		751,070
Other Assets and Liabilities, Net - (10.1%)		(68,815)
Total Net Assets - 100%		$ 682,255

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 14.5%
1-800-Flowers.com Inc. (c)	6	$ 67
99 Cents Only Stores (b) (c)	12	128
Aaron Rents Inc. (b)	13	292
AC Moore Arts & Crafts Inc. (b) (c)	5	78
Aeropostale Inc. (c)	21	398
AFC Enterprises Inc. (b) (c)	8	124
Aftermarket Technology Corp. (b) (c)	6	184
Ambassadors Group Inc.	4	158
Ambassadors International Inc. (b)	3	64
American Axle & Manufacturing Holdings Inc. (b)	13	322
American Greetings Corp. (b)	15	388
Amerigon Inc. (c)	6	106
Ameristar Casinos Inc. (b)	7	190
Applebee's International Inc. (b)	20	502
Arbitron Inc. (b)	8	382
Arctic Cat Inc. (b)	3	47
ArvinMeritor Inc. (b)	20	340
Asbury Automotive Group Inc.	7	131
Audiovox Corp. (b) (c)	4	42
Avatar Holdings Inc. (c)	2	77
Bally Technologies Inc. (b) (c)	14	512
Bassett Furniture Industries Inc.	2	18
Beasley Broadcast Group Inc. - Class A	1	7
Beazer Homes USA Inc. (b)	10	83
Bebe Stores Inc. (b)	6	91
Belo Corp. (b)	23	397
Benihana Inc. - Class A (c)	3	60
Big 5 Sporting Goods Corp. (b)	6	105
BJ's Restaurants Inc. (b) (c)	4	88
Blockbuster Inc. - Class A (b) (c)	55	296
Blue Nile Inc. (c)	4	359
Bluegreen Corp. (b) (c)	6	49
Blyth Inc.	7	137
Bob Evans Farms Inc. (b)	10	306
Bon-Ton Stores Inc. (b)	3	60
Books-A-Million Inc. (b)	3	46
Borders Group Inc. (b)	15	203
Bright Horizons Family Solutions Inc. (c)	7	298
Brookfield Homes Corp.	3	55
Brown Shoe Co. Inc.	12	228
Buckle Inc. (b)	4	156
Buffalo Wild Wings Inc. (c)	4	157
Build-A-Bear Workshop Inc. (b) (c)	4	70
Building Material Holding Corp. (b)	9	94
Cabela's Inc. - Class A (b) (c)	11	263
Cache Inc. (c)	3	54
California Pizza Kitchen Inc. (b) (c)	8	137
Callaway Golf Co. (b)	20	327
Capella Education Co. (c)	3	169

Carmike Cinemas Inc.	4	71
Carrols Restaurant Group Inc (b) (c)	3	33
Carter's Inc. (c)	17	330
Casual Male Retail Group Inc. (b) (c)	10	92
Catalina Marketing Corp. (c)	10	335
Cato Corp. - Class A	8	164
CBRL Group Inc.	7	287
CEC Entertainment Inc. (b) (c)	7	200
Champion Enterprises Inc. (b) (c)	20	222
Charlotte Russe Holding Inc. (b) (c)	7	96
Charming Shoppes Inc. (b) (c)	35	295
Charter Communications Inc. - Class A (b) (c)	107	276
Cherokee Inc. (b)	2	83
Childrens Place Retail Stores Inc. (c)	6	142
Chipotle Mexican Grill Inc. (c)	9	975
Christopher & Banks Corp. (b)	10	117
Churchill Downs Inc.	3	133
Cinemark Holdings Inc.	8	147
Citadel Broadcasting Corp. (b)	47	196
Citi Trends Inc. (b) (c)	4	85
CKE Restaurants Inc. (b)	18	290
CKX Inc. (b) (c)	10	123
Coinmach Service Corp.	7	84
Coinstar Inc. (b) (c)	7	240
Collective Brands Inc. (c)	18	388
Columbia Sportswear Co. (b)	4	203
Conn's Inc. (b) (c)	3	75
Cooper Tire & Rubber Co.	17	407
Core-Mark Holding Co. Inc. (c)	3	98
Corinthian Colleges Inc. (b) (c)	25	390
Courier Corp.	3	102
Cox Radio Inc. - Class A (b) (c)	9	115
CPI Corp.	2	58
Crown Media Holdings Inc. (b) (c)	5	39
CSK Auto Corp. (c)	12	123
CSS Industries Inc.	2	82
Cumulus Media Inc. - Class A (b) (c)	8	79
DEB Shops Inc.	1	28
Deckers Outdoor Corp. (b) (c)	4	398
Denny's Corp. (c)	25	98
DeVry Inc.	16	598
DG FastChannel Inc. (c)	4	87
Domino's Pizza Inc.	11	188
Dover Downs Gaming & Entertainment Inc.	4	37
Dress Barn Inc. (b) (c)	13	217
Drew Industries Inc. (c)	5	212
DSW Inc. (b) (c)	5	118
Eddie Bauer Holdings Inc. (c)	9	75
Emmis Communications Corp. - Class A (b)	10	48
Empire Resorts Inc. (c)	1	6

Entercom Communications Corp. (b)	9	174
Entravision Communications Corp. (c)	18	164
Ethan Allen Interiors Inc. (b)	7	225
Exide Technologies (c)	21	136
Finish Line - Class A (b)	11	46
Fisher Communications Inc. (c)	1	75
Fleetwood Enterprises Inc. (b) (c)	19	160
Fossil Inc. (c)	12	459
Fred's Inc. (b)	11	112
FTD Group Inc. (b)	5	69
Furniture Brands International Inc. (b)	12	123
Gaiam Inc. (b) (c)	5	116
GateHouse Media Inc. (b)	7	88
Gaylord Entertainment Co. (b) (c)	11	587
Gemstar-TV Guide International Inc. (b) (c)	71	491
Genesco Inc. (c)	6	279
GenTek Inc. (c)	3	83
G-III Apparel Group Ltd. (c)	4	73
Global Sources Ltd. (b) (c)	5	100
Glu Mobile Inc. (c)	2	17
Gray Television Inc.	13	106
Great Wolf Resorts Inc. (b) (c)	8	97
Group 1 Automotive Inc. (b)	6	212
GSI Commerce Inc. (b) (c)	5	141
Guitar Center Inc. (b) (c)	8	492
Gymboree Corp. (b) (c)	9	303
Harris Interactive Inc. (c)	15	66
Haverty Furniture Cos. Inc. (b)	5	47
Hayes Lemmerz International Inc. (c)	25	102
Heelys Inc. (b) (c)	2	15
Helen of Troy Ltd. (c)	8	151
Hibbett Sports Inc. (b) (c)	8	207
Home Solutions of America Inc. (b) (c)	12	41
Hooker Furniture Corp.	3	54
HOT Topic Inc. (b) (c)	11	81
Hovnanian Enterprises Inc. - Class A (b) (c)	10	109
Iconix Brand Group Inc. (b) (c)	13	316
IHOP Corp. (b)	5	296
Interactive Data Corp.	10	280
Interface Inc.	14	258
INVESTools Inc. (c)	14	167
iRobot Corp. (b) (c)	4	73
Isle of Capri Casinos Inc. (c)	4	77
J Crew Group Inc. (b) (c)	10	436
Jack in the Box Inc. (c)	8	547
Jackson Hewitt Tax Service Inc. (b)	8	235
Jakks Pacific Inc. (b) (c)	7	191
Jamba Inc. (b) (c)	13	94
Jo-Ann Stores Inc. (c)	6	137
JoS. A. Bank Clothiers Inc. (b) (c)	5	160

Journal Communications Inc. - Class A (b)	13	119
Kellwood Co. (b)	7	112
Kenneth Cole Productions Inc.	2	44
Keystone Automotive Industries Inc. (c)	4	210
Kimball International Inc. - Class B	6	73
Knology Inc. (c)	7	112
Krispy Kreme Doughnuts Inc. (c)	18	72
K-Swiss Inc. - Class A	7	159
Lakes Entertainment Inc. (c)	6	54
Landry's Restaurants Inc. (b)	4	116
La-Z-Boy Inc. (b)	14	100
Leapfrog Enterprises Inc. (c)	8	67
Lear Corp. (b) (c)	21	687
Lee Enterprises Inc. (b)	13	197
Libbey Inc.	4	70
Life Time Fitness Inc. (b) (c)	9	526
Lifetime Brands Inc. (b)	3	56
Lin TV Corp. (c)	8	100
Lincoln Educational Services Corp. (c)	1	17
Lithia Motors Inc. - Class A (b)	4	71
Live Nation Inc. (b) (c)	18	373
LKQ Corp. (b) (c)	12	431
LodgeNet Entertainment Corp. (b) (c)	7	168
Lodgian Inc. (c)	5	64
M/I Homes Inc.	3	45
Magna Entertainment Corp. (c)	9	21
Maidenform Brands Inc. (c)	6	89
Marcus Corp. (b)	6	120
Marine Products Corp. (b)	2	18
MarineMax Inc. (b) (c)	4	64
Martha Stewart Living Omnimedia Inc. (b) (c)	8	88
Marvel Entertainment Inc. (b) (c)	15	360
Matthews International Corp. - Class A (b)	9	391
McCormick & Schmick's Seafood Restaurants Inc. (b) (c)	4	79
Media General Inc.	6	158
Mediacom Communications Corp. (b) (c)	14	101
Men's Wearhouse Inc.	15	760
Meritage Corp. (b) (c)	7	96
Midas Inc. (b) (c)	4	77
Modine Manufacturing Co.	9	229
Monaco Coach Corp. (b)	9	126
Monarch Casino & Resort Inc. (c)	3	88
Monro Muffler Inc.	4	120
Morgans Hotel Group Co. (b) (c)	6	124
Morningstar Inc. (b) (c)	4	219
Morton's Restaurant Group Inc. (c)	3	52
Movado Group Inc.	5	150
MTR Gaming Group Inc. (c)	6	61
Multimedia Games Inc. (b) (c)	7	56
National CineMedia Inc.	11	250

National Presto Industries Inc.	1	67
Nautilus Inc. (b)	9	69
NetFlix Inc. (b) (c)	14	280
New York & Co. Inc. (c)	6	37
Nexstar Broadcasting Group Inc. - Class A (c)	3	32
Noble International Ltd. (b)	3	59
Oakley Inc.	7	192
O'Charleys Inc. (b)	6	93
Orleans Homebuilders Inc. (b)	1	5
Overstock.com Inc. (c)	4	122
Oxford Industries Inc.	4	153
Pacific Sunwear of California Inc. (c)	20	296
Palm Harbor Homes Inc. (b) (c)	2	27
Papa John's International Inc. (c)	6	138
PEP Boys-Manny Moe & Jack	11	154
Perry Ellis International Inc. (b) (c)	3	84
PetMed Express Inc. (c)	6	83
PF Chang's China Bistro Inc. (b) (c)	7	204
Pier 1 Imports Inc. (b) (c)	24	111
Pinnacle Entertainment Inc. (b) (c)	17	457
Playboy Enterprises Inc. - Class B (b) (c)	5	53
Polaris Industries Inc. (b)	10	421
Pomeroy IT Solutions Inc. (c)	1	7
Premier Exhibitions Inc. (c)	8	124
Pre-Paid Legal Services Inc. (c)	3	142
Priceline.com Inc. (b) (c)	11	930
PRIMEDIA Inc. (b)	12	171
Princeton Review Inc. (c)	2	19
Protection One Inc. (b) (c)	1	17
Quicksilver Inc. (c)	34	481
Radio One Inc. (b) (c)	20	76
Rare Hospitality International Inc. (c)	9	332
Raser Technologies Inc. (b) (c)	9	119
RC2 Corp. (b) (c)	5	151
RCN Corp. (c)	8	96
Reading International Inc. - Class A (c)	2	20
Red Robin Gourmet Burgers Inc. (c)	5	199
Regis Corp.	12	382
Rent-A-Center Inc. (c)	19	345
Retail Ventures Inc. (b) (c)	7	74
Riviera Holdings Corp. (c)	3	87
Ruby Tuesday Inc. (b)	15	282
Russ Berrie & Co. Inc. (c)	4	72
Ruth's Chris Steak House (c)	4	63
Saga Communications Inc. (c)	1	11
Salem Communications Corp. - Class A	2	16
Sally Beauty Holdings Inc. (c)	24	204
Sauer-Danfoss Inc. (b)	3	85
Scholastic Corp. (c)	10	341
Sealy Corp. (b)	12	162

Select Comfort Corp. (b) (c)	14	190
Shiloh Industries Inc.	1	7
Shoe Carnival Inc. (c)	3	44
Shuffle Master Inc. (b) (c)	9	136
Shutterfly Inc. (c)	4	135
Sinclair Broadcast Group Inc. - Class A (b)	14	164
Six Flags Inc. (b) (c)	19	66
Skechers U.S.A. Inc. - Class A (b) (c)	6	126
Skyline Corp.	2	47
Smith & Wesson Holding Corp. (b) (c)	8	151
Sonic Automotive Inc. (b)	8	193
Sonic Corp. (b) (c)	19	440
Sotheby's Holdings - Class A (b)	18	879
Source Interlink Cos. Inc. (b) (c)	11	37
Spanish Broadcasting System - Class A (b) (c)	11	28
Spartan Motors Inc. (b)	9	151
Speedway Motorsports Inc. (b)	4	143
Stage Stores Inc.	12	211
Stamps.com Inc. (b) (c)	4	53
Standard Motor Products Inc. (b)	4	38
Standard-Pacific Corp. (b)	17	93
Steak n Shake Co. (c)	8	113
Stein Mart Inc.	7	53
Steiner Leisure Ltd. (c)	4	191
Steinway Musical Instruments Inc. (b)	2	67
Steven Madden Ltd.	6	111
Stewart Enterprises Inc. - Class A (b)	28	210
Stoneridge Inc. (c)	4	42
Strattec Security Corp.	1	31
Strayer Education Inc.	4	662
Sturm Ruger & Co. Inc. (c)	7	117
Sun-Times Media Group Inc. (b) (c)	17	40
Superior Industries International Inc.	7	149
Syms Corp. (b)	2	27
Syntax-Brillian Corp. (b) (c)	17	68
Systemax Inc. (b)	3	60
Talbots Inc. (b)	6	108
Tempur-Pedic International Inc. (b)	22	799
Tenneco Automotive Inc. (c)	12	386
Texas Roadhouse Inc. - Class A (c)	14	164
Timberland Co. - Class A (b) (c)	13	256
TiVo Inc. (b) (c)	27	173
Town Sports International Holdings Inc. (c)	4	59
Triarc Cos. Inc. - Class B (b)	17	215
True Religion Apparel Inc. (b) (c)	4	72
Trump Entertainment Resorts Inc. (b) (c)	9	57
Tuesday Morning Corp. (b)	8	71
Tupperware Brands Corp. (b)	17	523
Tween Brands Inc. (b) (c)	9	286
Under Armour Inc. - Class A (b) (c)	7	416

UniFirst Corp.	4	149
Universal Electronics Inc. (c)	4	124
Universal Technical Institute Inc. (b) (c)	7	118
Vail Resorts Inc. (b) (c)	9	549
Valassis Communications Inc. (b) (c)	13	114
Value Line Inc.	-	10
ValueVision Media Inc. (b) (c)	8	58
Visteon Corp. (b) (c)	37	192
Volcom Inc. (b) (c)	4	172
Warnaco Group Inc. (c)	13	489
WCI Communities Inc. (b) (c)	8	50
West Marine Inc. (c)	4	43
Westwood One Inc. (b)	19	52
Wet Seal Inc. (c)	24	92
Weyco Group Inc.	2	56
Wilsons The Leather Experts Inc. (b) (c)	3	5
Winnebago Industries Inc. (b)	8	196
WMS Industries Inc. (c)	11	356
Wolverine World Wide Inc.	15	420
World Wrestling Entertainment Inc. (b)	6	97
WPT Enterprises Inc. (b) (c)	1	3
Xerium Technologies Inc.	4	22
Zale Corp. (b) (c)	13	305
Zumiez Inc. (b) (c)	4	198
		56,011
CONSUMER STAPLES - 2.9%
Alico Inc.	1	35
Alliance One International Inc. (c)	26	172
American Dairy Inc. (c)	2	32
American Oriental Bioengineering Inc. (b) (c)	16	177
Andersons Inc.	4	193
Arden Group Inc. - Class A (b)	-	35
Boston Beer Co. Inc. - Class A (c)	3	139
Cal-Maine Foods Inc.	4	95
Casey's General Stores Inc.	14	394
Central Euro Distribution Corp. (b) (c)	9	455
Central Garden & Pet Co. (b) (c)	1	13
Central Garden & Pet Co. - Class A (c)	19	172
Chattem Inc. (b) (c)	5	327
Chiquita Brands International Inc. (b) (c)	12	187
Coca-Cola Bottling Co. Consolidated	2	104
Darling International Inc. (c)	22	214
Elizabeth Arden Inc. (c)	7	180
Farmer Brothers Co.	1	28
Flowers Foods Inc. (b)	21	456
Fresh Del Monte Produce Inc.	7	211
Great Atlantic & Pacific Tea Co. (b) (c)	5	159
Green Mountain Coffee Roasters Inc. (b) (c)	4	147
Hain Celestial Group Inc. (b) (c)	11	361
Imperial Sugar Co. (b)	3	80

Ingles Markets Inc. - Class A	4	101
Inter Parfums Inc.	2	52
J&J Snack Foods Corp.	4	144
Jones Soda Co. (b) (c)	7	87
Lancaster Colony Corp. (b)	6	223
Lance Inc.	8	195
Longs Drug Stores Corp.	9	461
Mannatech Inc. (b)	4	36
Maui Land & Pineapple Co. Inc. (b) (c)	1	37
MGP Ingredients Inc.	3	31
Nash Finch Co. (b)	4	150
National Beverage Corp. (b)	2	18
Nu Skin Enterprises Inc.	13	212
Pantry Inc. (b) (c)	6	161
Pathmark Stores Inc. (c)	9	109
Peets Coffee & Tea Inc. (b) (c)	4	114
Performance Food Group Co. (b) (c)	10	303
Pilgrim's Pride Corp. - Class B (b)	11	395
Playtex Products Inc. (c)	15	274
Prestige Brands Holdings Inc. (c)	8	88
PriceSmart Inc. (b)	3	81
Ralcorp Holdings Inc. (b) (c)	8	426
Reddy Ice Holdings Inc. (b)	6	149
Revlon Inc. - Class A (c)	30	35
Ruddick Corp.	11	368
Sanderson Farms Inc.	5	199
Seaboard Corp.	-	192
Spartan Stores Inc.	6	134
Spectrum Brands Inc. (b) (c)	11	65
Synutra International Inc. (b) (c)	1	30
Tootsie Roll Industries Inc. (b)	9	252
Topps Co. Inc.	9	83
TreeHouse Foods Inc. (c)	8	224
United Natural Foods Inc. (b) (c)	12	316
Universal Corp. (b)	8	373
USANA Health Sciences Inc. (b) (c)	2	98
Vector Group Ltd. (b)	8	183
Village Super Market Inc.	1	39
WD-40 Co.	5	162
Weis Markets Inc.	3	137
Winn-Dixie Stores Inc. (b) (c)	10	183
		11,286
ENERGY - 5.6%
Allis-Chalmers Energy Inc. (b) (c)	7	133
Alon USA Energy Inc. (b)	4	122
Alpha Natural Resources Inc. (c)	19	431
Arena Resources Inc. (c)	4	285
Arlington Tankers Ltd.	4	94
Atlas America Inc.	6	335
ATP Oil & Gas Corp. (b) (c)	6	275

Atwood Oceanics Inc. (b) (c)	7	567
Aventine Renewable Energy Holdings Inc. (c)	8	80
Basic Energy Services Inc. (b) (c)	11	222
Berry Petroleum Co. - Class A (b)	11	442
Bill Barrett Corp. (b) (c)	8	332
Bois d'Arc Energy Inc. (b) (c)	5	102
BPZ Energy Inc. (b) (c)	13	99
Brigham Exploration Co. (b) (c)	13	77
Bristow Group Inc. (b) (c)	5	230
Bronco Drilling Company Inc. (b) (c)	6	94
Cal Dive International Inc. (b) (c)	6	93
Callon Petroleum Corp. (c)	6	81
CARBO Ceramics Inc. (b)	5	271
Carrizo Oil & Gas Inc. (b) (c)	6	278
Clayton Williams Energy Inc. (c)	1	35
Clean Energy Fuels Corp. (c)	3	39
Complete Production Services Inc. (b) (c)	12	250
Comstock Resources Inc. (c)	12	365
Crosstex Energy Inc. (b)	10	396
Dawson Geophysical Co. (b) (c)	2	163
Delek US Holdings Inc. (b)	3	76
Delta Petroleum Corp. (b) (c)	18	320
Double Hull Tankers Inc. (b)	6	91
Dril-Quip Inc. (b) (c)	8	373
Edge Petroleum Corp. (b) (c)	8	100
Encore Acquisition Co. (c)	15	473
Energy Infrastructure Acquisition Corp. (c)	7	71
Energy Partners Ltd. (c)	7	110
Evergreen Energy Inc. (b) (c)	20	103
EXCO Resources Inc. (b) (c)	18	291
Exterran Holdings Inc. (c)	16	1,307
FX Energy Inc. (c)	10	74
General Maritime Corp. (b)	7	206
GeoGlobal Resources Inc. (b) (c)	8	30
Geokinetics Inc. (c)	2	45
GeoMet Inc. (c)	4	21
GMX Resources Inc. (c)	3	106
Golar LNG Ltd.	9	201
Goodrich Petroleum Corp. (b) (c)	4	138
Grey Wolf Inc. (b) (c)	52	343
Gulf Island Fabrication Inc.	3	114
Gulfmark Offshore Inc. (c)	7	317
Gulfport Energy Corp. (b) (c)	5	121
Harvest Natural Resources Inc. (b) (c)	10	124
Hercules Offshore Inc. (b) (c)	23	605
Horizon Offshore Inc. (c)	8	139
Hornbeck Offshore Services Inc. (b) (c)	7	242
International Coal Group Inc. (b) (c)	35	156
Kayne Anderson Energy Development Co. (b)	3	71
Knightsbridge Tankers Ltd. (b)	5	129

Lufkin Industries Inc.	4	238
Marathon Acquisition Corp. (b) (c)	11	87
Mariner Energy Inc. (b) (c)	23	486
Markwest Hydrocarbon Inc.	2	102
Matrix Service Co. (c)	8	165
McMoRan Exploration Co. (b) (c)	9	117
Meridian Resource Corp. (c)	21	51
NATCO Group Inc. (b) (c)	4	233
Newpark Resources Inc. (b) (c)	23	125
NGP Capital Resources Co. (b)	5	85
Nova Biosource Fuels Inc. (b) (c)	8	22
NTR Acquisition Co. (c)	6	55
Oil States International Inc. (b) (c)	13	641
Oilsands Quest Inc. (c)	28	123
Pacific Ethanol Inc. (c)	9	88
Parallel Petroleum Corp. (b) (c)	10	177
Parker Drilling Co. (c)	30	242
Penn Virginia Corp.	11	465
Petrohawk Energy Corp. (b) (c)	46	748
Petroleum Development Corp. (b) (c)	4	175
PetroQuest Energy Inc. (b) (c)	10	112
PHI Inc. (c)	4	121
Pioneer Drilling Co. (b) (c)	13	156
PrimeEnergy Corp. (b) (c)	-	10
Rentech Inc. (c)	46	100
Rosetta Resources Inc. (c)	13	247
RPC Inc. (b)	9	124
Ship Finance International Ltd.	8	214
Stone Energy Corp. (c)	7	292
Sulphco Inc. (b) (c)	14	126
Superior Offshore International Inc. (c)	3	35
Superior Well Services Inc. (b) (c)	4	102
Swift Energy Co. (c)	8	329
T-3 Energy Services Inc. (b) (c)	1	52
Toreador Resources Corp. (b) (c)	3	41
Trico Marine Services Inc. (c)	3	101
Tri-Valley Corp. (c)	4	29
TXCO Resources Inc. (b) (c)	9	78
U.S. BioEnergy Corp. (b) (c)	4	27
Union Drilling Inc. (c)	4	58
Uranium Resources Inc. (c)	15	137
USEC Inc. (b) (c)	24	242
VAALCO Energy Inc. (b) (c)	14	62
Venoco Inc. (c)	4	62
VeraSun Energy Corp. (b) (c)	9	94
Warren Resources Inc. (b) (c)	14	180
W-H Energy Services Inc. (c)	9	628
Whiting Petroleum Corp. (c)	12	525
Willbros Group Inc. (c)	7	229
World Fuel Services Corp. (b)	8	309

		21,635
FINANCIALS - 19.6%
1st Source Corp. (b)	4	97
Abington Bancorp Inc.	4	39
ACA Capital Holdings Inc. (b) (c)	2	15
Acadia Realty Trust (b)	8	225
Accredited Home Lenders Holding Co. (c)	5	63
Advance America Cash Advance Centers Inc.	18	192
Advanta Corp. - Class B	11	290
Agree Realty Corp.	2	59
Alabama National Bancorp (b)	5	378
Alesco Financial Inc. (b)	16	77
Alexander's Inc. (b) (c)	1	207
Alexandria Real Estate Equities Inc. (b)	8	789
Alfa Corp. (b)	9	168
AMCORE Financial Inc.	6	160
American Campus Communities Inc. (b)	7	198
American Equity Investment Life Holding Co. (b)	16	166
American Financial Realty Trust	37	299
American Physicians Capital Inc.	3	102
AmericanWest Bancorp	4	80
Ameris Bancorp	3	63
Amerisafe Inc (c)	5	89
AmTrust Financial Services Inc.	7	111
Anchor Bancorp Inc. (b)	5	136
Anthracite Capital Inc. (b)	19	171
Anworth Mortgage Asset Corp. (b)	12	63
Apollo Investment Corp. (b)	27	562
Arbor Realty Trust Inc. (b)	3	59
Ares Capital Corp. (b)	20	321
Argo Group International Holdings Ltd. (c)	8	344
Ashford Hospitality Trust Inc.	29	290
Aspen Insurance Holdings Ltd.	24	663
Asset Acceptance Capital Corp. (b)	5	54
Associated Estates Realty Corp.	4	58
Assured Guaranty Ltd.	18	497
Asta Funding Inc. (b)	3	128
Baldwin & Lyons Inc. - Class B	2	58
BancFirst Corp.	2	87
Banco Latinoamericano de Exportaciones SA	8	139
Bancorp Inc. (b) (c)	3	62
Bank Mutual Corp. (b)	15	171
Bank of the Ozarks Inc. (b)	3	105
BankAtlantic Bancorp Inc. - Class A (b)	12	102
BankFinancial Corp. (b)	6	98
BankUnited Financial Corp. - Class A (b)	8	130
Banner Corp.	3	117
Berkshire Hills Bancorp Inc. (b)	2	72
Beverly Hills Bancorp Inc.	2	12
BioMed Realty Trust Inc. (b)	18	443

Boston Private Financial Holdings Inc. (b)	10	274
Brookline Bancorp Inc. (b)	18	210
BRT Realty Trust (b)	2	42
Bryn Mawr Bank Corp.	1	25
Calamos Asset Management Inc. (b)	6	173
Capital City Bank Group Inc. (b)	3	102
Capital Corp. of the West (b)	2	38
Capital Lease Funding Inc. (b)	12	126
Capital Southwest Corp.	1	92
Capital Trust Inc. - Class A (b)	4	125
Capitol Bancorp Ltd.	4	100
Cascade Bancorp (b)	6	132
Cash America International Inc. (b)	8	307
CastlePoint Holdings Ltd.	1	16
Cathay General Bancorp (b)	14	440
CBRE Realty Finance Inc. (b)	7	42
Cedar Shopping Centers Inc.	13	176
Centennial Bank Holdings Inc. (c)	14	92
Center Financial Corp.	3	44
Centerline Holding Co. (b)	14	208
Central Pacific Financial Corp.	9	249
CFS Bancorp Inc.	1	19
Chemical Financial Corp. (b)	7	166
Chittenden Corp. (b)	13	455
Citizens & Northern Corp. (b)	2	28
Citizens Banking Corp. (b)	21	344
Citizens Inc. (b) (c)	10	74
City Bank (b)	4	111
City Holdings Co.	5	177
Clayton Holdings Inc. (c)	3	23
Clifton Savings Bancorp Inc.	2	25
CNA Surety Corp. (b) (c)	4	69
CoBiz Inc. (b)	5	78
Cohen & Steers Inc. (b)	5	179
Colony Bankcorp Inc.	1	15
Columbia Banking System Inc.	4	134
Commerce Group Inc. (b)	14	424
Community Bancorp (c)	2	59
Community Bank System Inc. (b)	8	151
Community Banks Inc. (b)	7	194
Community Trust Bancorp Inc. (b)	4	126
Compass Diversified Trust	6	97
CompuCredit Corp. (b) (c)	5	116
Consolidated-Tomoka Land Co. (b)	2	103
Corporate Office Properties Trust SBI MD (b)	11	456
Corus Bankshares Inc. (b)	10	130
Cousins Properties Inc. (b)	12	338
Cowen Group Inc. (c)	4	61
Crawford & Co. - Class B (b) (c)	7	43
Credit Acceptance Corp. (b) (c)	1	34

Crystal River Capital Inc. (b)	7	117
CVB Financial Corp. (b)	19	221
Darwin Professional Underwriters Inc. (c)	2	36
DCT Industrial Trust Inc. (b)	47	494
Deerfield Triarc Capital Corp. (b)	14	130
Delphi Financial Group	12	474
Delta Financial Corp. (b)	3	14
DiamondRock Hospitality Co. (b)	26	444
Digital Realty Trust Inc. (b)	14	566
Dime Community Bancshares Inc.	7	103
Dollar Financial Corp. (b) (c)	4	118
Donegal Group Inc.	4	65
Downey Financial Corp. (b)	6	325
EastGroup Properties Inc. (b)	7	295
Education Realty Trust Inc.	7	90
eHealth Inc. (b) (c)	3	80
EMC Insurance Group Inc. (b)	2	42
Employer Holdings Inc. (b)	15	315
Encore Capital Group Inc. (c)	5	54
Enstar Group Ltd. (c)	2	229
Enterprise Financial Services Corp. (b)	3	71
Entertainment Properties Trust	8	383
Epoch Holding Corp. (c)	2	31
Equity Inns Inc.	15	329
Equity Lifestyle Properties Inc. (b)	5	279
Equity One Inc. (b)	9	257
EuroBancshares Inc. (c)	2	16
Evercore Partners Inc. - Class A	2	65
Extra Space Storage Inc. (b)	18	283
EZCORP Inc. - Class A (b) (c)	10	137
FBL Financial Group Inc. - Class A	4	141
FCStone Group Inc. (c)	3	82
Federal Agricultural Mortgage Corp. - Class C	3	74
FelCor Lodging Trust Inc.	17	333
Financial Federal Corp. (b)	7	199
Financial Institutions Inc.	1	24
First Acceptance Corp. (b) (c)	5	24
First Bancorp / NC	3	67
First Bancorp / Puerto Rico	23	217
First Busey Corp. (b)	4	88
First Cash Financial Services Inc. (b) (c)	7	172
First Charter Corp. (b)	9	284
First Commonwealth Financial Corp. (b)	19	213
First Community Bancorp Inc. (b)	7	384
First Community Bancshares Inc. (b)	3	94
First Financial Bancorp (b)	9	109
First Financial Bankshares Inc. (b)	5	217
First Financial Corp. (b)	3	102
First Financial Holdings Inc.	3	96
First Indiana Corp.	3	93

First Industrial Realty Trust Inc.	12	477
First Merchants Corp.	5	116
First Mercury Financial Corp. (c)	4	78
First Midwest Bancorp Inc. (b)	14	476
First Niagara Financial Group Inc. (b)	30	429
First Place Financial Corp.	4	78
First Potomac Realty Trust (b)	6	137
First Regional Bancorp (c)	2	61
First South Bancorp Inc. (b)	2	53
First State Bancorp (b)	5	104
FirstFed Financial Corp. (b) (c)	4	213
FirstMerit Corp. (b)	22	430
Flagstar Bancorp Inc. (b)	12	114
Flagstone Reinsurance Holdings Ltd.	4	56
Flushing Financial Corp.	6	108
FNB Corp. (b)	17	284
FPIC Insurance Group Inc. (b) (c)	3	121
Franklin Bank Corp. (b) (c)	7	62
Franklin Street Properties Corp. (b)	17	292
Freedom Acquisition Holding Inc. (b) (c)	14	159
Fremont General Corp. (b)	19	73
Friedman Billings Ramsey Group Inc. - Class A	47	215
Frontier Financial Corp. (b)	10	238
Gamco Investors Inc. (b)	2	90
German American Bancorp	2	22
Getty Realty Corp.	5	127
GFI Group Inc. (b) (c)	5	392
Glacier Bancorp Inc.	15	336
Gladstone Capital Corp. (b)	4	87
Glimcher Realty Trust (b)	11	251
GMH Communities Trust (b)	10	76
Gramercy Capital Corp. (b)	5	132
Great American Financial Resource Inc. (b)	3	63
Great Southern Bancorp Inc. (b)	3	64
Greater Bay Bancorp	14	398
Greene County Bancshares Inc.	3	125
Greenhill & Co. Inc. (b)	5	316
Greenlight Capital Re Ltd. (c)	3	56
Grubb & Ellis Co. (c)	5	42
Hancock Holding Co. (b)	8	305
Hanmi Financial Corp. (b)	11	172
Harleysville Group Inc.	4	129
Harleysville National Corp. (b)	8	133
Healthcare Realty Trust Inc. (b)	14	361
Heartland Financial USA Inc. (b)	3	64
Hercules Technology Growth Capital Inc.	6	85
Heritage Commerce Corp. (b)	3	61
Hersha Hospitality Trust	11	110
HFF Inc. Class - A (b) (c)	5	59
Highwoods Properties Inc.	15	562

Hilb Rogal & Hobbs Co.	10	447
Hilltop Holdings Inc. (b) (c)	13	149
Home Bancshares Inc.	3	70
Home Properties Inc. (b)	9	469
Horace Mann Educators Corp.	11	226
Horizon Financial Corp.	3	60
IBERIABANK Corp. (b)	3	161
Impac Mortgage Holdings Inc. (b)	18	28
Imperial Capital Bancorp Inc.	1	39
Independence Holding Co.	1	30
Independent Bank Corp.	4	126
Independent Bank Corp. (b)	6	67
Infinity Property & Casualty Corp. (b)	5	212
Information Services Group Inc. (b) (c)	7	57
Inland Real Estate Corp. (b)	15	234
Integra Bancorp	5	95
Interactive Brokers Group Inc. (c)	11	299
International Bancshares Corp. (b)	14	296
International Securities Exchange Inc. - Class A (b)	11	719
Investors Bancorp Inc. (b) (c)	14	197
Investors Real Estate Trust	13	138
IPC Holdings Ltd.	17	495
Irwin Financial Corp.	5	59
James River Group Inc.	2	52
JER Investors Trust Inc. (b)	7	85
Kansas City Life Insurance Co.	1	27
KBW Inc. (b) (c)	8	218
Kearny Financial Corp.	5	68
Kite Realty Group Trust	6	104
KNBT Bancorp Inc. (b)	7	120
Knight Capital Group Inc. (b) (c)	29	349
Kohlberg Capital Corp. (b)	4	66
LaBranche & Co. Inc. (b) (c)	15	68
Lakeland Bancorp Inc.	6	76
Lakeland Financial Corp.	3	66
LandAmerica Financial Group Inc. (b)	5	181
LaSalle Hotel Properties (b)	11	456
Lexington Corporate Properties Trust (b)	19	373
LTC Properties Inc.	6	146
Luminent Mortgage Capital Inc. (b)	13	21
Macatawa Bancorp (b)	4	51
Maguire Properties Inc. (b)	10	259
MainSource Financial Group Inc. (b)	6	101
MarketAxess Holdings Inc. (c)	9	132
Max Capital Group Ltd.	17	475
MB Financial Inc. (b)	10	343
MCG Capital Corp. (b)	18	258
Meadowbrook Insurance Group Inc. (c)	10	90
Medical Properties Trust Inc. (b)	13	176
Merrill Lynch & Co. Inc.	2	125

Meruelo Maddux Properties Inc. (c)	11	68
MFA Mortgage Investments Inc. (b)	21	172
Mid-America Apartment Communities Inc. (b)	7	359
Midland Co.	3	159
Midwest Banc Holdings Inc. (b)	6	86
Mission West Properties Inc.	6	67
Montpelier Re Holdings Ltd.	30	534
Move Inc. (b) (c)	29	79
MVC Capital Inc. (b)	7	127
Nara Bancorp Inc.	6	96
NASB Financial Inc. (b)	1	38
National Bankshares Inc.	1	17
National Financial Partners Corp. (b)	10	539
National Health Investors Inc.	6	187
National Health Realty Inc.	1	28
National Interstate Corp. (b)	2	47
National Penn Bancshares Inc. (b)	13	209
National Retail Properties Inc. (b)	18	440
National Western Life Insurance Co.	1	152
Nationwide Health Properties Inc.	24	723
Navigators Group Inc. (b) (c)	4	199
NBT Bancorp Inc. (b)	9	200
Nelnet Inc. - Class A (b)	5	91
NewAlliance Bancshares Inc.	30	443
Newcastle Investment Corp. (b)	11	190
NewStar Financial Inc. (b) (c)	3	32
NexCen Brands Inc. (c)	12	80
NorthStar Realty Finance Corp. (b)	16	162
Northwest Bancorp Inc. (b)	5	147
NovaStar Financial Inc. (b)	2	21
NYMAGIC Inc. (b)	2	49
Oak Hill Financial Inc.	1	18
Ocwen Financial Corp. (b) (c)	10	92
Odyssey Re Holdings Corp.	8	299
Old National Bancorp (b)	19	313
Old Second Bancorp Inc. (b)	4	105
Omega Financial Corp. (b)	3	89
Omega Healthcare Investors Inc. (b)	18	287
optionsXpress Holdings Inc. (b)	12	325
Oriental Financial Group	5	59
Origen Financial Inc.	3	18
Oritani Financial Corp. (c)	3	45
Pacific Capital Bancorp	13	350
Park National Corp. (b)	3	290
Parkvale Financial Corp.	1	16
Parkway Properties Inc. (b)	4	179
Partners Trust Financial Group Inc. (b)	11	139
Patriot Capital Funding Inc.	5	68
PennantPark Investment Corp.	6	75
Pennsylvania Commerce Bancorp Inc. (c)	-	9

Pennsylvania Real Estate Investment Trust (b)	9	354
Penson Worldwide Inc. (c)	4	69
Peoples Bancorp Inc.	3	86
PFF Bancorp Inc.	7	103
Phoenix Cos. Inc.	31	436
Pico Holdings Inc. (b) (c)	4	164
Pinnacle Financial Partners Inc. (b) (c)	4	112
Piper Jaffray Cos. (b) (c)	5	266
Platinum Underwriters Holdings Ltd.	16	580
PMA Capital Corp. (c)	8	73
Portfolio Recovery Associates Inc. (b)	4	235
Post Properties Inc. (b)	12	455
Potlatch Corp. (b)	11	475
Preferred Bank	3	104
Presidential Life Corp.	5	90
Primus Guaranty Ltd. (c)	12	122
PrivateBancorp Inc. (b)	5	171
ProAssurance Corp. (c)	9	485
Prospect Capital Corp. (b)	6	97
Prosperity Bancshares Inc.	10	321
Provident Bankshares Corp.	9	288
Provident Financial Holdings Inc.	1	21
Provident Financial Services Inc. (b)	19	306
Provident New York Bancorp	12	154
PS Business Parks Inc.	4	251
QC Holdings Inc. (b)	1	21
Quadra Realty Trust Inc.	5	46
RAIT Investment Trust (b)	17	141
RAM Holdings Ltd. (c)	5	49
Ramco-Gershenson Properties Trust	5	161
Realty Income Corp. (b)	28	786
Redwood Trust Inc. (b)	6	202
Renasant Corp. (b)	5	97
Republic Bancorp Inc. - Class A (b)	3	48
Republic Property Trust (b)	7	102
Resource America Inc. - Class A (b)	4	56
Resource Capital Corp. (b)	5	60
RLI Corp. (b)	6	327
Rockville Financial Inc.	2	22
Roma Financial Corp.	3	59
Royal Bancshares of Pennsylvania - Class A (b)	1	14
S&T Bancorp Inc. (b)	6	208
Safety Insurance Group Inc. (b)	5	172
Sanders Morris Harris Group Inc.	4	41
Sandy Spring Bancorp Inc.	4	131
Santander Bancorp	1	11
Saul Centers Inc. (b)	3	147
SCBT Financial Corp. (b)	3	98
Scottish Re Group Ltd. (c)	19	60
SeaBright Insurance Holdings Inc. (b) (c)	5	86

Seacoast Banking Corp. (b)	4	69
Security Bank Corp. (b)	4	53
Security Capital Assurance Ltd.	6	141
Selective Insurance Group	16	331
Senior Housing Properties Trust	23	499
Sierra Bancorp	2	71
Signature Bank (c)	8	298
Simmons First National Corp. - Class A (b)	4	112
South Financial Group Inc.	21	472
Southern Community Financial Corp.	2	19
Southside Bancshares Inc. (b)	2	53
Southwest Bancorp Inc.	4	72
Sovran Self Storage Inc. (b)	6	255
Star Maritime Acquisition Corp. (c)	5	72
State Auto Financial Corp.	4	121
Sterling Bancorp - NYS (b)	5	77
Sterling Bancshares Inc. (b)	21	235
Sterling Financial Corp. / PA	7	119
Sterling Financial Corp. / WA	14	374
Stewart Information Services Corp. (b)	4	153
Stifel Financial Corp. (b) (c)	4	233
Strategic Hotel Capital Inc.	20	414
Suffolk Bancorp (b)	3	99
Summit Financial Group Inc. (b)	-	5
Sun Bancorp Inc. (c)	4	64
Sun Communities Inc.	5	137
Sunstone Hotel Investors Inc.	17	433
Superior Bancorp (b) (c)	9	83
Susquehanna Bancshares Inc. (b)	14	279
SVB Financial Group (b) (c)	9	439
SWS Group Inc. (b)	6	110
SY Bancorp Inc. (b)	4	103
Tanger Factory Outlet Centers Inc. (b)	9	346
Taylor Capital Group Inc.	2	47
Technology Investment Capital Corp.	7	90
Tejon Ranch Co. (b) (c)	3	123
Texas Capital Bancshares Inc. (c)	6	136
Thomas Properties Group Inc.	7	82
Thomas Weisel Partners Group Inc. (b) (c)	5	76
TierOne Corp. (b)	5	128
Tompkins Trustco Inc.	2	78
Tower Group Inc.	5	138
TradeStation Group Inc. (b) (c)	7	81
Triad Guaranty Inc. (b) (c)	3	62
Trico Bancshares	4	91
TrustCo Bank Corp. (b)	21	233
Trustmark Corp.	14	387
U.S. Global Investors Inc. (b)	3	63
UCBH Holdings Inc. (b)	28	489
UMB Financial Corp. (b)	9	374

Umpqua Holdings Corp. (b)	17	345
Union Bankshares Corp.	4	94
United America Indemnity Ltd. (c)	6	137
United Bankshares Inc. (b)	11	330
United Capital Corp. (c)	-	13
United Community Banks Inc. (b)	12	289
United Community Financial Corp.	7	47
United Financial Bancorp Inc.	2	23
United Fire & Casualty Co. (b)	6	225
United Security Bancshares / AL	1	22
United Security Bancshares / CA (b)	2	30
Universal American Financial Corp. (c)	11	242
Universal Health Realty Income Trust	3	111
Univest Corp. (b)	2	56
Urstadt Biddle Properties Inc. - Class A	6	88
USB Holding Co. Inc. (b)	4	82
U-Store-It Trust (b)	12	158
ViewPoint Financial Group	3	60
Virginia Commerce Bancorp (b) (c)	5	67
W Holding Co. Inc.	30	68
Waddell & Reed Financial Inc. - Class A	23	611
Washington Real Estate Investment Trust (b)	13	421
Washington Trust Bancorp	3	94
Wauwatosa Holdings Inc. (b) (c)	2	34
WesBanco Inc.	6	151
West Coast Bancorp (b)	4	128
WestAmerica Bancorp (b)	8	422
Western Alliance Bancorp (b) (c)	5	110
Westfield Financial Inc.	4	37
Wilshire Bancorp Inc.	5	59
Winthrop Realty Trust (b)	15	98
Wintrust Financial Corp. (b)	7	283
World Acceptance Corp. (b) (c)	5	163
WP Stewart & Co. Ltd. (b)	6	64
WSFS Financial Corp.	2	110
Yardville National Bancorp (b)	3	85
Zenith National Insurance Corp.	10	449
		75,583
HEALTH CARE - 12.9%
Abaxis Inc. (b) (c)	5	123
Abiomed Inc. (c)	7	88
Acadia Pharmaceuticals Inc. (c)	8	128
Accuray Inc. (b) (c)	4	78
Acorda Therapeutics Inc. (b) (c)	7	136
Adams Respiratory Therapeutics Inc. (c)	10	373
Affymax Inc. (c)	1	36
Affymetrix Inc. (b) (c)	19	471
Air Methods Corp. (b) (c)	3	118
Akorn Inc. (c)	14	108
Albany Molecular Research Inc. (c)	6	94

Alexion Pharmaceuticals Inc. (b) (c)	10	642
Alexza Pharmaceuticals Inc. (c)	6	50
Align Technology Inc. (b) (c)	17	422
Alkermes Inc. (c)	28	519
Alliance Imaging Inc. (c)	8	69
Allos Therapeutics Inc. (c)	14	65
Allscripts Healthcare Solutions Inc. (b) (c)	16	423
Alnylam Pharmaceuticals Inc. (c)	9	309
Alpharma Inc. - Class A (b)	12	252
Altus Pharmaceuticals Inc. (c)	6	59
AMAG Pharmaceuticals Inc. (c)	5	274
Amedisys Inc. (b) (c)	7	274
America Service Group Inc. (c)	2	19
American Dental Partners Inc. (c)	3	98
American Medical Systems Holdings Inc. (b) (c)	19	326
AMERIGROUP Corp. (b) (c)	14	491
AMN Healthcare Services Inc. (b) (c)	9	174
Amsurg Corp. (b) (c)	9	204
Analogic Corp. (b)	4	236
AngioDynamics Inc. (b) (c)	5	96
Animal Health International Inc. (c)	4	43
Applera Corp. - Celera Genomics Group (c)	21	300
Apria Healthcare Group Inc. (b) (c)	12	304
Arena Pharmaceuticals Inc. (b) (c)	18	192
Ariad Pharmaceuticals Inc. (b) (c)	20	94
ArQule Inc. (c)	9	66
Array BioPharma Inc. (c)	12	136
Arrow International Inc.	7	314
ArthroCare Corp. (b) (c)	8	432
Aspect Medical Systems Inc. (b) (c)	4	58
Assisted Living Concepts Inc. (b) (c)	17	153
Auxilium Pharmaceuticals Inc. (c)	9	192
Barrier Therapeutics Inc. (c)	3	15
Beijing Med-Pharm Corp. (c)	7	87
Bentley Pharmaceuticals Inc. (b) (c)	6	76
Biodel Inc. (b) (c)	1	22
Bioenvision Inc. (b) (c)	17	91
BioMarin Pharmaceutical Inc. (b) (c)	26	645
BioMimetic Therapeutics Inc. (c)	3	41
Bionovo Inc. (c)	9	33
Bio-Rad Laboratories Inc. - Class A (c)	5	475
Bio-Reference Labs Inc. (b) (c)	3	100
Bradley Pharmaceuticals Inc. (c)	4	74
Bruker BioSciences Corp. (c)	18	160
Cadence Pharmaceuticals Inc. (c)	4	61
Caliper Life Sciences Inc. (b) (c)	8	45
Cambrex Corp. (b)	8	83
Cantel Medical Corp. (c)	3	51
Capital Senior Living Corp. (c)	7	56
Caraco Pharmaceutical Laboratories Ltd. (b) (c)	3	43

Cell Genesys Inc. (b) (c)	22	84
Centene Corp. (b) (c)	12	257
Cepheid Inc. (c)	15	336
Chemed Corp.	7	425
Computer Programs & Systems Inc. (b)	2	59
Conceptus Inc. (b) (c)	8	144
Conmed Corp. (c)	7	204
Corvel Corp. (b) (c)	2	51
Cross Country Healthcare Inc. (b) (c)	8	147
CryoLife Inc. (c)	6	59
Cubist Pharmaceuticals Inc. (c)	15	317
CuraGen Corp. (b) (c)	10	13
Cutera Inc. (c)	4	98
CV Therapeutics Inc. (b) (c)	16	139
Cyberonics Inc. (b) (c)	6	80
Cynosure Co. (c)	2	78
Cypress Bioscience Inc. (b) (c)	11	150
Cytokinetics Inc. (c)	8	38
CytRx Corp. (b) (c)	22	77
Datascope Corp.	4	125
Dendreon Corp. (b) (c)	22	166
Dionex Corp. (b) (c)	5	426
Discovery Laboratories Inc. (c)	22	59
DJO Inc. (c)	6	317
Durect Corp. (b) (c)	18	96
Eclipsys Corp. (b) (c)	13	294
Emergency Medical Services (c)	3	81
Emergent BioSolutions Inc. (c)	2	15
Emeritus Corp. (c)	3	81
Encysive Pharmaceuticals Inc. (b) (c)	14	21
Enzo Biochem Inc. (b) (c)	9	101
Enzon Pharmaceuticals Inc. (b) (c)	12	104
eResearch Technology Inc. (b) (c)	10	119
ev3 Inc. (b) (c)	4	70
ExacTech Inc. (c)	1	14
Exelixis Inc. (b) (c)	26	276
E-Z-Em-Inc. (c)	1	16
FoxHollow Technologies Inc. (c)	6	152
Genomic Health Inc. (b) (c)	3	63
Gentiva Health Services Inc. (b) (c)	7	137
Geron Corp. (b) (c)	20	145
Greatbatch Inc. (b) (c)	6	158
GTx Inc. (c)	5	85
Haemonetics Corp. (b) (c)	7	370
Halozyme Therapeutics Inc. (c)	18	156
Hansen Medical Inc. (b) (c)	3	83
HealthExtras Inc. (b) (c)	9	246
HealthSouth Corp. (c)	22	389
HealthSpring Inc. (b) (c)	14	267
Healthways Inc. (b) (c)	10	531

HMS Holdings Corp. (c)	6	147
Hologic Inc. (b) (c)	15	915
Hooper Holmes Inc. (c)	1	3
Human Genome Sciences Inc. (b) (c)	36	372
Hythiam Inc. (b) (c)	9	64
ICU Medical Inc. (b) (c)	4	144
Idenix Pharmaceuticals Inc. (c)	5	15
Idevus Pharmaceuticals Inc. (c)	17	120
I-Flow Corp. (b) (c)	6	107
Illumina Inc. (b) (c)	15	774
Immucor Inc. (c)	19	665
Immunicon Corp. (c)	1	1
Immunogen Inc. (c)	3	15
Immunomedics Inc. (c)	15	34
Incyte Corp. (b) (c)	21	152
Inspire Pharmaceuticals Inc. (c)	3	17
Insulet Corp. (c)	2	44
Integra LifeSciences Holdings Corp. (b) (c)	5	242
InterMune Inc. (c)	7	140
Introgen Therapeutics Inc. (b) (c)	3	13
Invacare Corp. (b)	8	181
inVentiv Health Inc. (c)	8	372
Inverness Medical Innovations Inc. (b) (c)	14	767
Isis Pharmaceuticals Inc. (b) (c)	22	331
Javelin Pharmaceuticals Inc. (b) (c)	12	60
Kendle International Inc. (b) (c)	4	149
Kensey Nash Corp. (b) (c)	3	90
Keryx Biopharmaceuticals Inc. (b) (c)	13	129
Kindred Healthcare Inc. (b) (c)	8	144
Kosan Biosciences Inc. (c)	12	60
KV Pharmaceutical Co. - Class A (b) (c)	9	263
Kyphon Inc. (c)	13	886
Landauer Inc.	3	132
Lannett Co. Inc. (c)	1	4
LCA-Vision Inc. (b)	5	160
LHC Group Inc. (b) (c)	4	89
LifeCell Corp. (b) (c)	10	362
Ligand Pharmaceuticals Inc. - Class B (b)	25	134
Luminex Corp. (b) (c)	10	152
Magellan Health Services Inc. (c)	11	446
MannKind Corp. (b) (c)	12	113
Martek Biosciences Corp. (b) (c)	9	251
Matria Healthcare Inc. (b) (c)	6	149
Maxygen Inc. (c)	7	50
Medarex Inc. (b) (c)	34	482
MedCath Corp. (c)	3	71
Medical Action Industries Inc. (c)	4	92
Medicines Co. (b) (c)	14	253
Medics Pharmaceutical Corp. (b)	15	461
Medivation Inc. (c)	6	110

Mentor Corp. (b)	11	495
Meridian Bioscience Inc.	11	344
Merit Medical Systems Inc. (c)	7	84
Metabolix Inc. (c)	4	93
MGI Pharma Inc. (c)	22	598
Micrus Endovascular Corp. (c)	4	79
Minrad International Inc. (c)	15	72
Molina Healthcare Inc. (c)	4	141
Momenta Pharmaceuticals Inc. (b) (c)	7	75
MWI Veterinary Supply Inc. (b) (c)	2	83
Myriad Genetics Inc. (b) (c)	12	629
Nabi Biopharmaceuticals (b) (c)	18	73
Nastech Pharmaceutical Co. Inc. (b) (c)	7	90
National Healthcare Corp. (b)	2	109
Natus Medical Inc. (b) (c)	5	86
Nektar Therapeutics (b) (c)	26	233
NeoPharm Inc. (c)	4	4
Neurocrine Biosciences Inc. (b) (c)	10	96
Neurogen Corp. (c)	6	27
Nighthawk Radiology Holdings Inc. (b) (c)	6	148
Northstar Neuroscience Inc. (b) (c)	5	53
Novacea Inc. (c)	2	17
Noven Pharmaceuticals Inc. (b) (c)	6	99
Nutraceutical International Corp. (c)	1	18
NuVasive Inc. (b) (c)	10	353
NxStage Medical Inc. (b) (c)	5	75
Obagi Medical Products Inc. (c)	2	36
Odyssey HealthCare Inc. (c)	9	91
Omnicell Inc. (b) (c)	9	266
OMRIX Biopharmaceuticals Inc. (c)	4	137
Onyx Pharmaceuticals Inc. (b) (c)	13	585
OraSure Technologies Inc. (c)	14	136
Orchid Cellmark Inc. (c)	4	23
Orexigen Therapeutics Inc. (c)	2	25
Orthofix International NV (c)	4	209
Orthologic Corp. (c)	6	8
Orthovita Inc. (c)	7	22
OSI Pharmaceuticals Inc. (c)	16	529
Osiris Therapeutics Inc. (b) (c)	3	45
Owens & Minor Inc. (b)	11	420
Pain Therapeutics Inc. (b) (c)	10	92
Palomar Medical Technologies Inc. (c)	5	154
Par Pharmaceutical Cos. Inc. (b) (c)	10	181
Parexel International Corp. (c)	8	313
Penwest Pharmaceuticals Co. (b) (c)	7	74
Perrigo Co.	22	460
PharmaNet Development Group Inc. (c)	5	143
PharMerica Corp. (b) (c)	8	120
Pharmion Corp. (b) (c)	7	331
Phase Forward Inc. (c)	11	213

PolyMedica Corp. (b)	6	315
Poniard Pharmaceuticals Inc. (c)	4	21
Pozen Inc. (b) (c)	7	75
PRA International Inc. (b) (c)	6	164
Progenics Pharmaceuticals Inc. (b) (c)	7	144
Protalix BioTherapeutics Inc. (b) (c)	5	162
Providence Services Corp. (b) (c)	4	105
PSS World Medical Inc. (b) (c)	19	364
Psychiatric Solutions Inc. (b) (c)	15	596
Quidel Corp. (b) (c)	8	159
Radiation Therapy Services Inc. (b) (c)	3	65
Regeneration Technologies Inc. (c)	9	92
Regeneron Pharmaceuticals Inc. (c)	17	309
RehabCare Group Inc. (c)	5	83
Res-Care Inc. (c)	7	164
Rigel Pharmaceuticals Inc. (b) (c)	8	77
Salix Pharmaceuticals Ltd. (b) (c)	13	163
Santarus Inc. (b) (c)	14	36
Savient Pharmaceuticals Inc. (b) (c)	16	226
Sciele Pharma Inc. (b) (c)	9	237
Seattle Genetics Inc. (c)	12	133
Senomyx Inc. (b) (c)	8	92
Sirona Dental Systems Inc. (b) (c)	5	164
Sirtris Pharmaceuticals Inc. (c)	2	34
Skilled Healthcare Group Inc. (c)	6	98
Somaxon Pharmaceuticals Inc. (c)	3	30
Sonic Innovations Inc. (c)	7	68
SonoSite Inc. (b) (c)	5	141
Spectranetics Corp. (b) (c)	9	116
Stereotaxis Inc. (c)	8	106
STERIS Corp.	18	481
Sun Healthcare Group Inc. (c)	12	199
Sunrise Senior Living Inc. (b) (c)	13	444
SuperGen Inc. (b) (c)	14	61
SurModics Inc. (b) (c)	4	196
Symmetry Medical Inc. (b) (c)	9	155
Telik Inc. (b) (c)	13	37
Tercica Inc. (b) (c)	11	66
Thoratec Corp. (b) (c)	15	313
TomoTherapy Inc. (c)	3	80
Trizetto Group (b) (c)	12	212
Trubion Pharmaceuticals Inc. (b) (c)	2	29
United Therapeutics Corp. (c)	6	390
Valeant Pharmaceutical International (b) (c)	25	395
Vanda Pharmaceuticals Inc. (c)	7	95
Varian Inc. (c)	9	546
Ventana Medical Systems Inc. (b) (c)	8	661
Verenium Corp. (b) (c)	13	69
ViroPharma Inc. (b) (c)	18	158
Visicu Inc. (c)	4	27

Vital Images Inc. (b) (c)	4	84
Vital Signs Inc.	3	157
Vivus Inc. (c)	16	81
Vnus Medical Technologies Inc. (c)	1	14
Volcano Corp. (c)	7	110
West Pharmaceutical Services Inc.	9	388
Wright Medical Group Inc. (c)	10	271
Xenoport Inc. (b) (c)	6	262
XOMA Ltd. (c)	38	128
Zila Inc. (c)	8	9
Zoll Medical Corp. (b) (c)	5	132
ZymoGenetics Inc. (b) (c)	11	139
		49,758
INDUSTRIALS - 14.6%
3D Systems Corp. (b) (c)	4	101
AAON Inc.	4	85
AAR Corp. (b) (c)	10	305
ABM Industries Inc.	12	247
ABX Air Inc. (c)	16	111
ACCO Brands Corp. (b) (c)	15	342
Accuride Corp. (c)	6	77
Actuant Corp. - Class A	7	481
Acuity Brands Inc. (b)	12	588
Administaff Inc. (b)	6	234
Advisory Board Co. (b) (c)	5	301
AECOM Technology Corp. (c)	11	400
AeroVironment Inc. (c)	2	45
AirTran Holdings Inc. (b) (c)	25	246
Alaska Air Group Inc. (b) (c)	12	280
Albany International Corp. (b)	8	312
Allegiant Travel Co. (c)	1	42
Altra Holdings Inc. (c)	3	54
AMERCO Inc. (b) (c)	3	186
American Commercial Lines Inc. (b) (c)	17	400
American Ecology Corp.	5	104
American Railcar Industries Inc.	2	52
American Reprographics Co. (b) (c)	8	144
American Science & Engineering Inc.	2	149
American Superconductor Corp. (b) (c)	12	239
American Woodmark Corp. (b)	3	85
Ameron International Corp. (b)	3	277
Ampco-Pittsburgh Corp.	2	86
Amrep Corp.	1	14
AO Smith Corp.	5	241
Apogee Enterprises Inc.	8	206
Applied Industrial Tech Inc.	12	375
Argon ST Inc. (b) (c)	4	70
Arkansas Best Corp. (b)	6	192
Arrowhead Research Corp. (c)	10	50
Astec Industries Inc. (b) (c)	5	297

ASV Inc. (b) (c)	6	80
Atlas Air Worldwide Holdings Inc. (b) (c)	3	180
AZZ Inc. (c)	3	116
Badger Meter Inc. (b)	4	130
Baldor Electric Co. (b)	13	511
Barnes Group Inc. (b)	13	414
Barrett Business Services Inc.	2	54
Basin Water Inc. (b) (c)	1	17
Beacon Roofing Supply Inc. (b) (c)	12	120
Belden CDT Inc. (b)	12	568
Blount International Inc. (b) (c)	10	115
BlueLinx Holdings Inc. (b)	4	27
Bowne & Co. Inc. (b)	7	124
Brady Corp. - Class A (b)	14	489
Briggs & Stratton Corp. (b)	14	351
Bucyrus International Inc. - Class A (b)	10	733
Builders FirstSource Inc. (b) (c)	4	45
Cascade Corp. (b)	3	200
Casella Waste Systems Inc. (c)	7	91
CBIZ Inc. (b) (c)	15	121
CDI Corp.	4	98
Celadon Group Inc. (b) (c)	6	72
Cenveo Inc. (c)	15	317
Ceradyne Inc. (b) (c)	7	554
Chart Industries Inc. (c)	4	124
CIRCOR International Inc.	5	209
Clarcor Inc.	14	474
Clean Harbors Inc. (c)	5	203
Coleman Cable Inc. (c)	3	35
Columbus Mckinnon Corp. (b) (c)	5	130
Comfort Systems USA Inc.	11	163
Commercial Vehicle Group Inc. (c)	6	72
Compx International Inc.	-	8
COMSYS IT Partners Inc. (b) (c)	4	72
Consolidated Graphics Inc. (c)	3	185
Cornell Companies Inc. (c)	3	81
CoStar Group Inc. (b) (c)	5	292
Covenant Transport Inc. (c)	1	9
CRA International Inc. (c)	3	142
Cubic Corp. (b)	5	193
Curtiss-Wright Corp. (b)	12	587
Deluxe Corp. (b)	14	515
Diamond Management & Technology Consultants Inc.	7	66
Dollar Thrifty Automotive Group Inc. (b) (c)	6	214
Ducommun Inc. (c)	1	34
Dynamex Inc. (b) (c)	2	62
Dynamic Materials Corp. (b)	4	174
DynCorp International Inc. (b) (c)	7	170
Eagle Bulk Shipping Inc.	12	306
EDO Corp. (b)	5	276

Electro Rent Corp.	6	78
EMCOR Group Inc. (c)	17	538
Encore Wire Corp.	7	164
Energy Conversion Devices Inc. (b) (c)	11	255
EnerSys (c)	6	101
ENGlobal Corp. (c)	4	48
Ennis Inc. (b)	7	148
EnPro Industries Inc. (b) (c)	6	230
ESCO Technologies Inc. (b) (c)	7	236
Esterline Technologies Corp. (c)	7	413
Evergreen Solar Inc. (c)	24	218
Exponent Inc. (c)	5	113
ExpressJet Holdings Inc. (b) (c)	13	41
Federal Signal Corp.	13	199
First Advantage Corp. - Class A (c)	2	32
Flow International Corp. (c)	10	85
Force Protection Inc. (b) (c)	19	419
Forward Air Corp. (b)	9	256
Franklin Electric Co. Inc. (b)	5	207
FreightCar America Inc.	4	136
FTI Consulting Inc. (b) (c)	12	598
Fuel Tech Inc. (b) (c)	4	99
FuelCell Energy Inc. (b) (c)	19	170
G&K Services Inc. - Class A (b)	6	230
Gehl Co. (c)	3	70
Genco Shipping & Trading Ltd. (b)	5	333
GenCorp Inc. (b) (c)	15	177
Genesee & Wyoming Inc. - Class A (c)	9	266
Genlyte Group Inc. (b) (c)	8	492
Geo Group Inc. (c)	13	396
GeoEye Inc. (c)	5	129
Global Cash Access Inc. (b) (c)	11	121
Goodman Global Inc. (b) (c)	11	257
Gorman-Rupp Co.	3	101
GrafTech International Ltd. (b) (c)	27	479
Granite Construction Inc.	10	534
Great Lakes Dredge & Dock Corp. (c)	2	18
Greenbrier Cos. Inc.	5	121
Griffon Corp. (b) (c)	8	121
H&E Equipment Services Inc. (b) (c)	5	83
Hardinge Inc.	3	110
Healthcare Services Group (b)	11	232
Heartland Express Inc. (b)	16	230
Heico Corp. (b)	7	345
Heidrick & Struggles International Inc. (b) (c)	5	175
Herman Miller Inc. (b)	17	465
Hexcel Corp. (c)	25	577
Horizon Lines Inc. - Class A (b)	10	293
Houston Wire & Cable Co. (b)	5	86
HUB Group Inc. - Class A (c)	11	329

Hudson Highland Group Inc. (c)	7	89
Hurco Cos. Inc. (c)	2	84
Huron Consulting Group Inc. (b) (c)	5	384
Huttig Building Products Inc. (c)	3	17
ICT Group Inc. (c)	1	20
IHS Inc. (b) (c)	9	500
II-VI Inc. (c)	6	213
IKON Office Solutions Inc.	29	372
InnerWorkings Inc. (b) (c)	7	115
Innovative Solutions & Support Inc. (b) (c)	3	64
Insituform Technologies Inc. - Class A (b) (c)	7	107
Insteel Industries Inc. (b)	4	68
Integrated Electrical Services Inc. (b) (c)	4	91
InterLine Brands Inc. (b) (c)	8	176
Ionatron Inc. (b) (c)	8	26
JetBlue Airways Corp. (b) (c)	48	439
Kadant Inc. (c)	3	94
Kaman Corp. - Class A	7	226
Kaydon Corp. (b)	8	414
Kelly Services Inc. - Class A (b)	6	128
Kenexa Corp. (b) (c)	7	201
Kforce Inc. (b) (c)	8	104
Knight Transportation Inc. (b)	16	280
Knoll Inc.	14	252
Korn/Ferry International (b) (c)	14	224
Labor Ready Inc. (b) (c)	13	245
Ladish Co. Inc. (c)	4	212
Lamson & Sessions Co. (c)	4	116
Lawson Products Inc.	1	31
Layne Christensen Co. (b) (c)	4	199
LB Foster Co. (c)	3	139
LECG Corp. (c)	6	91
Lindsay Manufacturing Co.	3	143
LSB Industries Inc. (c)	4	101
LSI Industries Inc.	6	119
M&F Worldwide Corp. (b) (c)	3	157
Marten Transport Ltd. (c)	4	68
McGrath RentCorp	7	230
Medis Technologies Ltd. (b) (c)	7	86
Michael Baker Corp. (c)	2	99
Middleby Corp. (c)	4	240
Midwest Express Holdings Inc. (c)	7	122
Miller Industries Inc. (c)	3	51
Mine Safety Appliances Co. (b)	8	374
Mobile Mini Inc. (b) (c)	10	235
Moog Inc. - Class A (c)	10	451
MTC Technologies Inc. (b) (c)	3	53
Mueller Industries Inc.	10	379
Mueller Water Products Inc. (b)	31	384
Multi-Color Corp.	2	53

NACCO Industries Inc. - Class A (b)	2	175
Navigant Consulting Inc. (b) (c)	15	190
NCI Building Systems Inc. (b) (c)	5	236
Nordic American Tanker Shipping Ltd. (b)	8	301
Nordson Corp. (b)	9	475
Northwest Airlines Corp. (b) (c)	1	14
Nuco2 Inc. (b) (c)	4	108
Odyssey Marine Exploration Inc. (c)	12	71
Old Dominion Freight Line Inc. (c)	9	204
On Assignment Inc. (b) (c)	9	83
Orbital Sciences Corp. (b) (c)	16	353
Pacer International Inc. (b)	10	183
Park-Ohio Holdings Corp. (c)	2	62
Patriot Transportation Holding Inc. (c)	-	31
PeopleSupport Inc. (b) (c)	6	74
Perini Corp. (c)	8	421
PGT Inc. (c)	3	21
PHH Corp. (c)	15	396
Pike Electric Corp. (b) (c)	5	86
Pinnacle Airlines Corp. (c)	5	81
Powell Industries Inc. (c)	2	72
Power-One Inc. (b) (c)	22	111
Quixote Corp.	1	23
Raven Industries Inc.	4	163
RBC Bearings Inc. (b) (c)	6	211
Regal-Beloit Corp. (b)	9	415
Republic Airways Holdings Inc. (b) (c)	9	199
Resources Connection Inc. (b)	13	306
Robbins & Myers Inc. (b)	4	222
Rollins Inc.	8	205
RSC Holdings Inc. (c)	6	97
Rush Enterprises Inc. - Class A (b) (c)	6	149
Saia Inc. (c)	4	71
SAIC Inc. (c)	32	609
Schawk Inc. (b)	4	85
School Specialty Inc. (b) (c)	6	211
Sequa Corp. - Class A (c)	2	330
Simpson Manufacturing Co. Inc. (b)	10	332
SkyWest Inc.	18	456
Spherion Corp. (c)	15	127
Standard Parking Corp. (c)	2	65
Standard Register Co.	4	54
Standex International Corp.	3	66
Stanley Inc. (b) (c)	2	58
Sun Hydraulics Corp. (b)	3	91
Superior Essex Inc. (c)	5	202
Sypris Solutions Inc.	1	9
TAL International Group Inc. (b)	4	103
Taleo Corp. (b) (c)	4	105
Taser International Inc. (b) (c)	16	255

TBS International Ltd. (c)	1	51
Team Inc. (c)	4	105
Tecumseh Products Co. (c)	4	77
Teledyne Technologies Inc. (c)	9	502
TeleTech Holdings Inc. (c)	12	283
Tennant Co.	5	228
Tetra Tech Inc. (c)	16	348
Titan International Inc. (b)	7	224
TransDigm Group Inc. (c)	3	123
Tredegar Corp. (b)	9	154
Trex Co. Inc. (b) (c)	3	31
TriMas Corp. (c)	4	56
Triumph Group Inc.	5	381
TRM Corp. (c)	2	2
TurboChef Technologies Inc. (c)	6	77
Twin Disc Inc. (b)	1	76
UAP Holding Corp. (b)	14	454
Ultrapetrol Ltd. (c)	4	73
United Industrial Corp. (b)	2	169
United Stationers Inc. (c)	8	417
Universal Forest Products Inc. (b)	4	131
Universal Truckload Services Inc. (c)	1	33
Valmont Industries Inc.	5	424
Viad Corp.	6	198
Vicor Corp. (b)	5	55
Volt Information Sciences Inc. (b) (c)	3	59
Wabash National Corp. (b)	8	91
Wabtec Corp. (b)	13	493
Walter Industries Inc.	15	396
Washington Group International Inc. (c)	8	690
Waste Connections Inc. (b) (c)	19	609
Waste Industries USA Inc.	2	46
Waste Services Inc. (c)	5	52
Watsco Inc. (b)	7	302
Watson Wyatt Worldwide Inc.	12	518
Watts Water Technologies Inc. (b)	9	274
Werner Enterprises Inc. (b)	12	208
Williams Scotsman International Inc. (b) (c)	8	223
Woodward Governor Co.	8	506
		56,467
INFORMATION TECHNOLOGY - 17.4%
3Com Corp. (b) (c)	107	529
Acacia Research Corp. (c)	8	111
ACI Worldwide Inc. (b) (c)	11	237
Acme Packet Inc. (c)	7	101
Actel Corp. (c)	7	77
Actuate Corp. (c)	15	94
Adaptec Inc. (b) (c)	33	125
ADTRAN Inc. (b)	17	381
Advanced Analogic Technologies Inc. (b) (c)	11	118

Advanced Energy Industries Inc. (b) (c)	9	139
Advent Software Inc. (b) (c)	5	249
Agilysis Inc.	8	131
AMIS Holdings Inc. (c)	17	168
Amkor Technology Inc. (b) (c)	28	324
Anadigics Inc. (b) (c)	17	299
Anaren Inc. (c)	4	62
Andrew Corp. (c)	42	581
Anixter International Inc. (b) (c)	8	685
Ansoft Corp. (c)	5	153
Ansys Inc. (b) (c)	21	715
Applied Micro Circuits Corp. (b) (c)	77	242
Ariba Inc. (b) (c)	21	226
Arris Group Inc. (b) (c)	29	364
Art Technology Group Inc. (c)	35	107
AsiaInfo Holdings Inc. (c)	8	74
Aspen Technology Inc. (b) (c)	23	333
Asyst Technologies Inc. (b) (c)	13	70
Atheros Communications Inc. (b) (c)	16	465
ATMI Inc. (b) (c)	9	276
Authorize.Net Holdings Inc. (c)	8	138
Avanex Corp. (c)	45	74
Avid Technology Inc. (b) (c)	12	316
Avocent Corp. (c)	14	414
Axcelis Technologies Inc. (b) (c)	27	138
Bankrate Inc. (c)	3	128
BearingPoint Inc. (b) (c)	55	221
Bel Fuse Inc. - Class B	4	124
Benchmark Electronics Inc. (b) (c)	20	469
BigBand Networks Inc. (b) (c)	4	25
Black Box Corp. (b)	5	210
Blackbaud Inc.	12	315
Blackboard Inc. (b) (c)	8	371
Blue Coat Systems Inc. (b) (c)	4	283
Borland Software Corp. (c)	18	80
Bottomline Technologies Inc. (c)	5	66
Brightpoint Inc. (b) (c)	14	205
Brooks Automation Inc. (c)	21	293
Cabot Microelectronics Corp. (b) (c)	6	271
CACI International Inc. - Class A (c)	9	444
Cass Information Systems Inc. (b)	2	67
Cavium Networks Inc. (c)	2	69
C-COR Inc. (b) (c)	13	149
Ceva Inc. (c)	2	16
Checkpoint Systems Inc. (b) (c)	11	296
Chordiant Software Inc. (c)	9	128
Ciber Inc. (b) (c)	15	117
Cirrus Logic Inc. (c)	23	147
CMGI Inc. (c)	102	139
CNET Networks Inc. (b) (c)	41	307

Cogent Inc. (c)	12	191
Cognex Corp. (b)	11	204
Coherent Inc. (c)	9	288
Cohu Inc. (b)	6	121
CommVault Systems Inc. (c)	10	183
Comtech Group Inc. (c)	6	104
Comtech Telecommunications Corp. (b) (c)	7	354
Comverge Inc. (c)	2	55
Concur Technologies Inc. (b) (c)	10	327
Conexant Systems Inc. (b) (c)	122	146
CPI International Inc. (c)	2	35
Cray Inc. (c)	9	66
Credence Systems Corp. (b) (c)	24	74
CSG Systems International Inc. (b) (c)	12	263
CTS Corp. (b)	9	121
CyberSource Corp. (b) (c)	8	92
Cymer Inc. (b) (c)	10	390
Daktronics Inc. (b)	8	227
DealerTrack Holdings Inc. (b) (c)	9	395
Digi International Inc. (c)	8	109
Digital River Inc. (b) (c)	12	518
Diodes Inc. (c)	8	256
Ditech Networks Inc. (c)	9	49
DivX Inc. (c)	7	99
Double-Take Software Inc. (c)	3	50
DSP Group Inc. (c)	7	116
DTS Inc. (b) (c)	5	157
Dycom Industries Inc. (b) (c)	11	328
Eagle Test Systems Inc. (c)	4	48
Earthlink Inc. (b) (c)	32	253
Echelon Corp. (b) (c)	8	205
Electro Scientific Industries Inc. (b) (c)	8	184
Electronics for Imaging Inc. (b) (c)	16	430
EMS Technologies Inc. (c)	4	105
Emulex Corp. (b) (c)	23	442
EnerNOC Inc. (c)	1	46
Entegris Inc. (c)	38	332
Epicor Software Corp. (b) (c)	15	208
EPIQ Systems Inc. (b) (c)	7	139
Equinix Inc. (b) (c)	9	778
eSpeed Inc. - Class A (c)	7	56
Euronet Worldwide Inc. (b) (c)	13	386
Exar Corp. (c)	10	133
Excel Technology Inc. (c)	3	78
ExlService Holdings Inc. (b) (c)	6	137
Extreme Networks (b) (c)	33	125
FalconStor Software Inc. (b) (c)	10	122
FARO Technologies Inc. (c)	4	183
FEI Co. (b) (c)	10	318
Finisar Corp. (b) (c)	76	214

FLIR Systems Inc. (b) (c)	18	1,016
FormFactor Inc. (b) (c)	13	593
Forrester Research Inc. (b) (c)	4	88
Foundry Networks Inc. (c)	39	696
Gartner Inc. - Class A (b) (c)	19	475
Gateway Inc. (b) (c)	66	125
Genesis Microchip Inc. (b) (c)	9	69
Gerber Scientific Inc. (b) (c)	5	59
Gevity HR Inc. (b)	6	62
Greenfield Online Inc. (c)	6	95
Harmonic Inc. (b) (c)	21	224
Heartland Payment Systems Inc. (b)	5	118
Hittite Microwave Corp. (b) (c)	4	187
Hughes Communications Inc. (c)	2	102
Hutchinson Technology Inc. (b) (c)	7	160
Hypercom Corp. (b) (c)	13	58
i2 Technologies Inc. (b) (c)	4	59
iBasis Inc. (c)	9	99
iGate Corp. (c)	6	48
Imation Corp. (b)	10	236
Imergent Inc. (b)	3	77
Immersion Corp. (c)	7	110
Informatica Corp. (b) (c)	24	373
InfoSpace Inc. (b)	9	160
infoUSA Inc.	9	83
Insight Enterprises Inc. (c)	13	333
Integral Systems Inc.	3	54
Interactive Intelligence Inc. (c)	4	73
InterDigital Inc. (c)	13	276
Intermec Inc. (b) (c)	17	445
Internap Network Services Corp. (b) (c)	14	192
Internet Capital Group Inc. (c)	11	126
InterVoice Inc. (b) (c)	11	103
Interwoven Inc. (b) (c)	11	158
Intevac Inc. (c)	6	84
ION Geophysical Corp. (c)	19	260
Ipass Inc. (b) (c)	16	66
IPG Photonics Corp. (c)	3	51
Isilon Systems Inc. (c)	3	20
Itron Inc. (b) (c)	8	752
Ixia (c)	11	93
IXYS Corp. (b) (c)	8	81
j2 Global Communications Inc. (b) (c)	13	437
Jack Henry & Associates Inc.	21	549
JDA Software Group Inc. (b) (c)	7	140
Kemet Corp. (c)	24	179
Keynote Systems Inc. (c)	4	60
Knot Inc. (b) (c)	7	152
Kulicke & Soffa Industries Inc. (b) (c)	15	127
L-1 Identity Solutions Inc. (b) (c)	17	318

Lattice Semiconductor Corp. (b) (c)	31	138
Lawson Software Inc. (b) (c)	35	354
Lionbridge Technologies Inc. (b) (c)	15	59
Liquidity Services Inc. (b) (c)	3	30
Littelfuse Inc. (b) (c)	6	213
LivePerson Inc. (c)	12	74
LoJack Corp. (b) (c)	5	91
LoopNet Inc. (c)	8	155
Loral Space & Communications Inc. (b) (c)	3	128
LTX Corp. (b) (c)	16	57
Macrovision Corp. (c)	14	350
Magma Design Automation Inc. (b) (c)	10	143
Manhattan Associates Inc. (c)	8	210
Mantech International Corp. - Class A (c)	6	204
Marchex Inc. - Class B (b)	7	71
Mastec Inc. (c)	12	166
Mattson Technology Inc. (b) (c)	14	120
MAXIMUS Inc.	6	251
Measurement Specialties Inc. (c)	4	104
Mentor Graphics Corp. (b) (c)	22	339
Mercury Computer Systems Inc. (b) (c)	6	64
Methode Electronics Inc.	9	140
Micrel Inc.	15	157
Micros Systems Inc. (c)	11	735
Microsemi Corp. (b) (c)	20	571
MicroStrategy Inc. - Class A (b) (c)	3	210
Microtune Inc. (b) (c)	17	101
Midway Games Inc. (b) (c)	9	40
MIPS Technologies Inc. - Class A (b) (c)	13	103
MKS Instruments Inc. (c)	14	273
Monolithic Power Systems Inc. (b) (c)	7	179
MPS Group Inc. (c)	29	322
MRV Communications Inc. (b) (c)	30	74
MSC Software Corp. (c)	11	154
MTS Systems Corp. (b)	5	199
Multi-Fineline Electronix Inc. (b) (c)	2	35
Ness Technologies Inc. (c)	9	96
Net 1 UEPS Technologies Inc. (c)	11	295
NetGear Inc. (b) (c)	9	286
NetLogic Microsystems Inc. (b) (c)	4	147
Network Equipment Technologies Inc. (c)	7	108
Newport Corp. (b) (c)	9	140
NIC Inc. (b)	11	79
Novatel Wireless Inc. (c)	8	183
Nuance Communications Inc. (b) (c)	37	708
Omniture Inc. (b) (c)	9	282
Omnivision Technologies Inc. (b) (c)	15	341
ON Semiconductor Corp. (b) (c)	67	848
On2 Technologies Inc. (b) (c)	29	34
Online Resources Corp. (b) (c)	7	87

Openwave Systems Inc. (b)	22	95
Oplink Communications Inc. (b) (c)	7	95
Opnext Inc. (c)	6	65
Optical Communication Products Inc. (c)	2	4
Optium Corp. (c)	3	33
ORBCOMM Inc. (c)	7	51
OSI Systems Inc. (b) (c)	5	102
Overland Storage Inc. (c)	2	4
OYO Geospace Corp. (b) (c)	1	103
Packeteer Inc. (b) (c)	9	68
Palm Inc. (b) (c)	29	473
Parametric Technology Corp. (b) (c)	32	560
Park Electrochemical Corp.	5	179
PC Connection Inc. (c)	2	30
PC-Tel Inc. (c)	3	24
PDF Solutions Inc. (b) (c)	6	55
Pegasystems Inc.	4	44
Perficient Inc. (b) (c)	8	179
Pericom Semiconductor Corp. (c)	6	71
Perot Systems Corp. (c)	25	416
Photronics Inc. (c)	11	124
PlanetOut Inc. (c)	1	1
Plantronics Inc. (b)	14	388
Plexus Corp. (c)	13	348
PLX Technology Inc. (b) (c)	7	73
PMC - Sierra Inc. (b) (c)	60	503
Polycom Inc. (b) (c)	25	684
Powerwave Technologies Inc. (b) (c)	37	230
Progress Software Corp. (c)	12	352
QAD Inc.	4	35
Quality Systems Inc. (b)	5	169
Quantum Corp. (c)	67	228
Quest Software Inc. (b) (c)	19	334
Rackable Systems Inc. (b) (c)	7	87
Radiant Systems Inc. (b) (c)	7	110
Radisys Corp. (b) (c)	6	74
RealNetworks Inc. (c)	29	194
Renaissance Learning Inc. (b)	2	19
RF Micro Devices Inc. (b) (c)	53	356
RightNow Technologies Inc. (b) (c)	4	69
Rimage Corp. (c)	3	63
Rofin-Sinar Technologies Inc. (c)	4	287
Rogers Corp. (c)	5	211
Rudolph Technologies Inc. (c)	8	113
S1 Corp. (c)	17	150
Safeguard Scientifics Inc. (b) (c)	29	66
Sapient Corp. (c)	22	146
SAVVIS Inc. (b) (c)	8	303
ScanSource Inc. (b) (c)	7	189
SeaChange International Inc. (c)	8	58

Secure Computing Corp. (b) (c)	15	142
Semitool Inc. (b) (c)	6	56
Semtech Corp. (b) (c)	19	384
SI International Inc. (b) (c)	3	99
Sigma Designs Inc. (c)	6	289
Silicon Graphics Inc. (c)	1	22
Silicon Image Inc. (b) (c)	23	120
Silicon Storage Technology Inc. (b) (c)	25	80
Sirenza Microdevices Inc. (c)	11	199
SiRF Technology Holdings Inc. (b) (c)	15	322
Skyworks Solutions Inc. (b) (c)	45	409
Smart Modular Technologies WWH Inc. (c)	13	93
Smith Micro Software Inc. (b) (c)	8	123
Sohu.com Inc. (c)	8	284
Solera Holdings Inc. (c)	7	133
Sonic Solutions Inc. (c)	7	73
SonicWALL Inc. (b) (c)	16	141
Sonus Networks Inc. (c)	68	415
Sourcefire Inc. (c)	2	15
SourceForge Inc. (b) (c)	18	44
Spansion Inc. (b) (c)	23	197
SPSS Inc. (c)	5	214
SRA International Inc. - Class A (c)	11	317
Standard Microsystems Corp. (c)	6	242
STEC Inc. (b) (c)	9	70
Stratasys Inc. (c)	6	168
Super Micro Computer Inc. (c)	2	23
Supertex Inc. (c)	3	120
Switch & Data Facilities Co. (c)	4	60
Sybase Inc. (c)	25	569
Sycamore Networks Inc. (b) (c)	52	211
SYKES Enterprises Inc. (b) (c)	8	137
Symmetricom Inc. (b) (c)	14	64
Synaptics Inc. (b) (c)	7	323
Synchronoss Technologies Inc. (c)	5	216
SYNNEX Corp. (c)	5	97
Synplicity Inc. (c)	2	10
Syntel Inc. (b)	3	135
Take-Two Interactive Software Inc. (b) (c)	20	336
Technitrol Inc.	11	302
TechTarget Inc. (b) (c)	2	33
Techwell Inc. (c)	4	39
Tekelec (b) (c)	17	202
Terremark Worldwide Inc. (c)	14	102
Tessera Technologies Inc. (b) (c)	13	505
TheStreet.com Inc. (b)	6	71
THQ Inc. (b) (c)	19	467
TIBCO Software Inc. (c)	55	409
TNS Inc. (b)	7	104
Travelzoo Inc. (c)	2	40

Trident Microsystems Inc. (b) (c)	16	251
Trimble Navigation Ltd. (b) (c)	-	-
Triquint Semiconductor Inc. (b) (c)	37	181
TTM Technologies Inc. (b) (c)	12	138
Tyler Technologies Inc. (c)	11	149
Ultimate Software Group Inc. (b) (c)	7	248
Ultra Clean Holdings Inc. (c)	5	78
Ultratech Inc. (c)	7	93
Unica Corp. (c)	3	32
United Online Inc.	19	286
Universal Display Corp. (c)	7	117
UTStarcom Inc. (b) (c)	28	102
ValueClick Inc. (b) (c)	27	602
Vasco Data Security International (b) (c)	7	238
Veeco Instruments Inc. (b) (c)	9	166
Viasat Inc. (c)	6	193
Vignette Corp. (c)	8	162
VistaPrint Ltd. (c)	12	436
Visual Sciences Inc. (c)	5	73
Vocus Inc. (c)	4	110
Volterra Semiconductor Corp. (b) (c)	5	63
Websense Inc. (b) (c)	12	244
Wind River Systems Inc. (c)	20	238
Wright Express Corp. (c)	11	410
X-Rite Inc.	9	126
Zoran Corp. (b) (c)	13	265
Zygo Corp. (c)	5	71
		67,358
MATERIALS - 4.9%
A. Schulman Inc. (b)	7	148
AEP Industries Inc. (c)	2	65
AM Castle & Co. (b)	3	104
AMCOL International Corp. (b)	7	219
American Vanguard Corp.	5	93
Apex Silver Mines Ltd. (c)	17	325
AptarGroup Inc. (b)	19	705
Arch Chemicals Inc.	7	325
Balchem Corp.	4	88
Bowater Inc. (b)	16	240
Brush Engineered Materials Inc. (b) (c)	6	303
Buckeye Technologies Inc. (c)	10	152
Calgon Carbon Corp. (b) (c)	11	156
Century Aluminum Co. (b) (c)	8	435
CF Industries Holdings Inc. (b)	15	1,165
Chesapeake Corp. (b)	5	46
Claymont Steel Holdings Inc. (c)	2	38
Coeur d'Alene Mines Corp. (b) (c)	80	302
Compass Minerals International Inc. (b)	9	311
Deltic Timber Corp. (b)	3	154
Ferro Corp.	12	250

Flotek Industries Inc. (b) (c)	5	224
Georgia Gulf Corp. (b)	10	134
Gibraltar Industries Inc. (b)	7	127
Glatfelter (b)	13	186
Graphic Packaging Corp. (b) (c)	20	90
Grief Inc.	9	564
Haynes International Inc. (c)	3	257
HB Fuller Co.	16	487
Headwaters Inc. (b) (c)	10	153
Hecla Mining Co. (b) (c)	32	283
Hercules Inc. (b)	31	660
Idaho General Mines Inc. (c)	14	93
Innophos Holdings Inc.	5	78
Innospec Inc. (b)	6	148
Kaiser Aluminum Corp.	4	305
Koppers Holdings Inc.	5	175
Kronos Worldwide Inc. (b)	-	9
Landec Corp. (c)	6	98
Mercer International Inc. (b) (c)	9	87
Metal Management Inc.	7	374
Minerals Technologies Inc. (b)	5	362
Myers Industries Inc.	7	141
Neenah Paper Inc.	4	145
NewMarket Corp.	4	197
NL Industries Inc. (b)	1	13
Northwest Pipe Co. (c)	2	87
Olin Corp. (b)	20	446
Olympic Steel Inc.	3	69
OM Group Inc. (c)	8	446
PolyOne Corp. (b) (c)	24	182
Quanex Corp. (b)	10	467
Rock-Tenn Co. - Class A	9	269
Rockwood Holdings Inc. (c)	9	336
Royal Gold Inc.	7	214
RTI International Metals Inc. (c)	6	494
Ryerson Inc.	8	257
Schnitzer Steel Industries Inc. - Class A (b)	6	442
Schweitzer-Mauduit International Inc.	4	94
Sensient Technologies Corp.	13	384
ShengdaTech Inc. (b) (c)	8	50
Silgan Holdings Inc. (b)	7	377
Spartech Corp.	9	146
Stepan Co.	2	61
Stillwater Mining Co. (b) (c)	11	112
Symyx Technologies Inc. (b) (c)	8	71
Terra Industries Inc. (b) (c)	25	780
Texas Industries Inc. (b)	7	577
Tronox Inc. - Class B (b)	11	97
Universal Stainless & Alloy Products Inc. (b) (c)	2	74
US Concrete Inc. (b) (c)	10	67

US Gold Corp. (c)	14	85
Valhi Inc. (b)	2	41
Wausau Paper Corp. (b)	12	132
Wheeling-Pittsburgh Corp. (b) (c)	3	58
Worthington Industries Inc. (b)	19	459
WR Grace & Co. (b) (c)	19	499
Zoltek Cos. Inc. (c)	6	245
		19,132
TELECOMMUNICATION SERVICES - 1.5%
Alaska Communications Systems Group Inc. (b)	11	157
Arbinet-thexchange Inc. (c)	2	9
Aruba Networks Inc. (b) (c)	2	50
Atlantic Tele-Network Inc.	2	88
Cbeyond Inc. (c)	5	218
Centennial Communications Corp. (b) (c)	7	68
Cincinnati Bell Inc. (c)	70	347
Cogent Communications Group Inc. (b) (c)	14	329
Consolidated Communications Holdings Inc. (b)	5	98
Dobson Communications Corp. (b) (c)	39	505
FairPoint Communications Inc. (b)	9	172
FiberTower Corp. (c)	33	128
General Communication Inc. - Class A (b) (c)	14	170
Global Crossing Ltd. (c)	7	144
Globalstar Inc. (b) (c)	5	39
Golden Telecom Inc. (b)	4	330
Harris Stratex Networks Inc. - Class A (c)	7	123
Hungarian Telephone & Cable Corp. (c)	1	13
ICO Global Communications Holdings Ltd. (c)	32	111
IDT Corp. - Class B (b)	12	103
InPhonic Inc. (b) (c)	6	17
Iowa Telecommunications Services Inc. (b)	9	175
iPCS Inc. (b)	4	154
Level 3 Communications Inc. (b) (c)	-	-
NextWave Wireless Inc. (c)	8	47
North Pittsburgh Systems Inc.	5	107
NTELOS Holdings Corp.	7	211
PAETEC Holding Corp. (b) (c)	19	242
Premiere Global Services Inc. (c)	19	241
Rural Cellular Corp. - Class A (c)	3	137
Shenandoah Telecom Co. (b)	6	131
SureWest Communications	4	88
Syniverse Holdings Inc. (c)	8	125
Time Warner Telecom Inc. - Class A (b) (c)	40	883
USA Mobility Inc. (c)	6	102
Vonage Holdings Corp. (b) (c)	17	17
		5,879
UTILITIES - 2.8%
Allete Inc. (b)	7	310
American States Water Co. (b)	4	173
Aquila Inc. (c)	106	424
Avista Corp.	14	292
Black Hills Corp. (b)	11	434
Cadiz Inc. (b) (c)	3	63
California Water Service Group (b)	6	217
Central Vermont Public Service Corp. (b)	3	106
CH Energy Group Inc. (b)	4	193
Cleco Corp. (b)	17	426
Connecticut Water Services Inc.	1	31
Consolidated Water Co. Ltd.	4	122
Contango Oil & Gas Co. (b) (c)	4	134
El Paso Electric Co. (c)	13	301
Empire District Electric Co. (b)	8	177
EnergySouth Inc. (b)	2	97
IDACORP Inc. (b)	12	385
ITC Holdings Corp.	12	591
Laclede Group Inc. (b)	6	193
MGE Energy Inc.	6	205
Middlesex Water Co.	2	36
New Jersey Resources Corp.	8	391
Nicor Inc. (b)	12	521
Northwest Natural Gas Co.	8	349
NorthWestern Corp. (b)	10	279
Ormat Technologies Inc. (b)	4	178
Otter Tail Corp. (b)	8	302
Piedmont Natural Gas Co. (b)	20	506
PNM Resources Inc. (b)	21	481
Portland General Electric Co. (b)	8	233
SEMCO Energy Inc. (c)	10	79
SJW Corp. (b)	4	135
South Jersey Industries Inc.	8	280
Southwest Gas Corp.	11	324
Southwest Water Co. (b)	7	90
UIL Holdings Corp.	7	215
UniSource Energy Corp.	10	289
Westar Energy Inc.	24	588
WGL Holdings Inc. (b)	14	468
		10,618

Total Common Stocks (cost $332,745)		373,727

WARRANTS - 0.0%
Pegasus Warrant (e)	1	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 40.2%
Mutual Funds - 3.0%
JNL Money Market Fund, 5.07% (a) (h)	11,711	11,711

Securities Lending Collateral - 37.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (a) (h)	143,185	143,185

U.S. Treasury Securities - 0.1%
U.S. Treasury Bill, 4.05%, 12/20/07 (o)	515	511

Total Short Term Investments (cost $155,407)		155,407

Total Investments - 136.9% (cost $488,152)		529,134
Other Assets and Liabilities, Net - (36.9%)		(142,577)
Total Net Assets - 100%		$ 386,557

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 18.8%
Bayerische Motoren Werke AG	70	$ 4,355
Bulgari SpA	112	1,766
Burberry Group Plc	113	1,522
Carnival Corp.	88	4,238
Coach Inc. (c)	25	1,191
Dish TV India Ltd. (c)	205	381
Getty Images Inc. (c)	21	571
Grupo Televisa SA - ADR	130	3,152
Hennes & Mauritz AB - Class B	97	6,117
Inditex SA (b)	56	3,794
International Game Technology	48	2,073
Koninklijke Philips Electronics NV	96	4,328
LVMH Moet Hennessy Louis Vuitton SA (b)	40	4,795
McDonald's Corp.	47	2,560
Pearson Plc	92	1,431
Sega Sammy Holdings Inc. (b)	44	590
Shuffle Master Inc. (b) (c)	25	366
Sirius Satellite Radio Inc. (b) (c)	790	2,757
Sony Corp.	93	4,515
Tiffany & Co.	66	3,439
Tod's SpA (b)	12	991
Toyota Motor Corp. (b)	39	2,272
Walt Disney Co.	102	3,491
Wire & Wireless India Ltd. (c)	187	212
WPP Group Plc	117	1,587
ZEE Telefilms Ltd.	312	2,675
		65,169
CONSUMER STAPLES - 7.9%
Cadbury Schweppes Plc	266	3,085
Cia de Bebidas das Americas - ADR	38	2,769
Colgate-Palmolive Co.	38	2,703
Diageo Plc	78	1,709
Fomento Economico Mexicano SA de CV	628	2,340
Grupo Modelo SA	289	1,389
Hindustan Lever Ltd.	334	1,837
Reckitt Benckiser Plc	79	4,642
Seven & I Holdings Co. Ltd.	37	948
Tesco Plc	338	3,042
Wal-Mart Stores Inc.	63	2,754
		27,218
ENERGY - 5.8%
BP Plc - ADR	37	2,581
Chevron Corp.	30	2,818
Husky Energy Inc. (b)	102	4,234
Technip SA (b)	43	3,822
Total SA (b)	24	1,966
Transocean Inc. (c)	42	4,793
		20,214
FINANCIALS - 12.6%

ACE Ltd.	34	2,049
AFLAC Inc.	40	2,293
Allianz AG	20	4,647
American International Group Inc.	38	2,591
BNP Paribas	8	850
Credit Saison Co. Ltd.	59	1,515
Credit Suisse Group	74	4,924
HSBC Holdings Plc	178	3,250
ICICI Bank Ltd. - ADR	20	1,068
Investor AB - Class B	81	2,070
Manulife Financial Corp. (b)	11	443
Morgan Stanley	43	2,722
Northern Trust Corp.	53	3,532
Resona Holdings Inc. (b)	-	777
Royal Bank of Scotland Group Plc	406	4,358
Societe Generale - Class A (b)	17	2,857
Sumitomo Mitsui Financial Group Inc.	-	1,964
XL Capital Ltd. - Class A	22	1,774
		43,684
HEALTH CARE - 6.4%
3SBio Inc. - ADR (c)	14	199
Acadia Pharmaceuticals Inc. (c)	25	375
Chugai Pharmaceutical Co. Ltd. (b)	56	928
Genentech Inc. (b) (c)	16	1,280
Gilead Sciences Inc. (c)	70	2,861
Hospira Inc. (c)	9	361
Idexx Laboratories Inc. (c)	3	340
InterMune Inc. (c)	22	427
Johnson & Johnson	12	815
Nektar Therapeutics (b) (c)	25	221
NicOx SA (c)	18	442
Novo-Nordisk A/S - Class B	8	966
Pharmion Corp. (c)	4	194
Regeneron Pharmaceuticals Inc. (b) (c)	15	267
Roche Holding AG	23	4,102
Sanofi-Aventis (b)	39	3,262
Seattle Genetics Inc. (c)	35	392
Shionogi & Co. Ltd. (b)	147	2,266
Smith & Nephew Plc	140	1,714
Theravance Inc. (c)	35	911
		22,323
INDUSTRIALS - 11.5%
3M Corp.	39	3,668
Assa Abloy AB	167	3,470
Boeing Co.	21	2,226
Emerson Electric Co.	73	3,869
Empresa Brasileira de Aeronautica SA - ADR	70	3,070
European Aeronautic Defence & Space Co. NV	105	3,218
Experian Group Ltd.	56	596
Fanuc Ltd.	9	907

Hyundai Heavy Industries	3	1,271
Lockheed Martin Corp.	20	2,148
Mitsubishi Electric Corp.	124	1,555
Northrop Grumman Corp.	22	1,708
Raytheon Co.	36	2,317
Secom Co. Ltd.	35	1,685
Siemens AG	52	7,192
TNT NV	21	893
		39,793
INFORMATION TECHNOLOGY - 27.5%
Adobe Systems Inc. (c)	85	3,694
Advanced Micro Devices Inc. (b) (c)	201	2,657
Altera Corp.	101	2,432
Automatic Data Processing Inc.	84	3,835
Benq Corp. (c)	914	466
Canon Inc.	23	1,275
Cisco Systems Inc. (c)	54	1,778
Corning Inc.	148	3,648
Cree Inc. (b) (c)	70	2,189
eBay Inc. (c)	155	6,056
Hoya Corp.	72	2,454
Infosys Technologies Ltd.	83	3,955
Intuit Inc. (c)	116	3,518
Juniper Networks Inc. (b) (c)	173	6,330
Keyence Corp.	7	1,571
Kyocera Corp.	17	1,631
Linear Technology Corp. (b)	42	1,463
Maxim Integrated Products Inc.	93	2,741
MediaTek Inc.	233	4,206
Microsoft Corp.	171	5,023
Murata Manufacturing Co. Ltd.	44	3,136
Nidec Corp. (b)	12	825
Nintendo Co. Ltd.	5	2,655
Samsung Electronics Co. Ltd.	3	1,799
SAP AG	77	4,495
Square Enix Co. Ltd.	47	1,552
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	269	2,726
Tandberg ASA	86	2,060
Telefonaktiebolaget LM Ericsson - Class B	3,396	13,596
Xilinx Inc.	68	1,764
		95,530
MATERIALS - 0.6%
Praxair Inc.	13	1,064
Syngenta AG	4	883
		1,947
TELECOMMUNICATION SERVICES - 4.2%
KDDI Corp.	-	3,412
SK Telecom Co. Ltd. - ADR (b)	115	3,408
Vodafone Group Plc	2,191	7,910
		14,730

UTILITIES - 0.7%
Fortum Oyj	71	2,588

Total Common Stocks (cost $245,188)		333,196

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Porsche AG	1	2,921

Total Preferred Stocks (cost $1,030)		2,921

SHORT TERM INVESTMENTS - 16.6%
Mutual Funds - 2.6%
JNL Money Market Fund, 5.07% (a) (h)	8,863	8,863

Securities Lending Collateral - 14.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	48,802	48,802

Total Short Term Investments (cost $57,665)		57,665

Total Investments - 113.4% (cost $303,883)		393,782
Other Assets and Liabilities, Net - (13.4%)		(46,541)
Total Net Assets - 100%		$ 347,241

JNL/PIMCO Real Return Fund
OPTIONS - 0.1%
Call Option, EUR vs. USD, Strike Price EUR 1.35, Expiration 06/28/08	1	$ 117
Call Option, EUR vs. USD, Strike Price EUR 1.39, Expiration 07/08/10	2	115
Eurodollar Future Call Option, Expiration 09/15/08, Strike Price $98.75 EUR	-	-
Federal National Mortgage Association, 5.50%, TBA Put Option,
Strike Price $86.00, Expiration 10/04/07	-	-
Federal National Mortgage Association, 5.50%, TBA Put Option,
Strike Price $86.56, Expiration 11/06/07	-	-
Federal National Mortgage Association, 5.50%, TBA Put Option,
Strike Price $86.94, Expiration 12/05/07	-	-
Federal National Mortgage Association, 6.00%, TBA Put Option,
Strike Price $89.55, Expiration 12/05/07	1	2
Put Option, Euro versus U.S. Dollar, Expiration 06/26/08, Strike Price EUR 1.35	1	13
Put Option, EUR vs. USD, Strike Price EUR 1.39, Expiration 07/08/10	2	59
U.S. 5-Year Treasury Bond Future Call Option, Strike Price $123.50, Expiration 11/20/07	-	1
U.S. 10-Year Treasury Note Future Put Option, Strike Price $98.00, Expiration 11/20/07	-	4
U.S. Long Bond Call Option, Strike Price $132.00, Expiration 11/20/07	1	12
U.S. Treasury Inflation Index Future Put Option, Strike Price $83.50, Expiration 12/21/07	13	15

Total Options (cost $307)		338

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 29.7%
ACE Securities Corp., 5.22%, 06/25/37 (i)	$ 1,330	1,319
Adjustable Rate Mortgage Trust, 5.14%, 09/25/35 (i)	1,534	1,538
AmeriCredit Automobile Receivables Trust, 5.32%, 08/06/08	1,095	1,095

AmeriCredit Prime Auto Receivables, 5.32%, 11/08/07	427	427
Bear Stearns Adjustable Rate Mortgage Trust, 4.49%, 02/25/34 (i)	1,530	1,502
Bear Stearns Adjustable Rate Mortgage Trust, 4.77%, 11/25/34 (i)	1,448	1,431
Bear Stearns Adjustable Rate Mortgage Trust, 4.88%, 01/25/35 (i)	2,470	2,443
Bear Stearns Adjustable Rate Mortgage Trust, 4.95%, 01/25/35 (i)	1,512	1,496
Bear Stearns Adjustable Rate Mortgage Trust, 4.13%, 03/25/35 (i)	1,138	1,121
Bear Stearns Adjustable Rate Mortgage Trust, 4.55%, 08/25/35 (i)	653	651
Bear Stearns Alt-A Trust, 5.90%, 01/25/36 (i)	1,493	1,500
Bear Stearns Asset Backed Securities Trust, 6.50%, 10/25/37 (i)	1,600	1,594
Bear Stearns Structured Products Inc., 5.68%, 01/26/36 (e)	1,582	1,575
Bear Stearns Structured Products Inc., 5.32%, 01/25/37 (e) (f) (i)	1,574	1,563
Bear Stearns Structured Products Inc., 5.79%, 12/26/46 (e)	1,572	1,565
Chase Credit Card Master Trust, 5.86%, 10/15/10 (i)	1,400	1,400
Chase Credit Card Master Trust, 5.92%, 09/15/11 (i)	1,400	1,399
Chevy Chase Mortgage Funding Corp., 5.26%, 05/25/48 (e) (f) (i)	1,371	1,338
Citibank Credit Card Issuance Trust, 5.53%, 02/07/10 (i)	1,400	1,401
Citibank Credit Card Issuance Trust, 2.90%, 05/17/10	1,400	1,381
Citigroup Mortgage Loan Trust Inc., 4.25%, 08/25/35 (i)	320	312
Citigroup Mortgage Loan Trust Inc., 4.68%, 08/25/35 (i)	1,547	1,532
Citigroup Mortgage Loan Trust Inc., 4.75%, 08/25/35 (i)	304	301
Citigroup Mortgage Loan Trust Inc., 5.21%, 01/25/37 (i)	886	879
Citigroup Mortgage Loan Trust Inc., 5.24%, 03/25/37 (i)	1,357	1,346
Citigroup Mortgage Loan Trust Inc., 5.19%, 05/25/37 (i)	1,308	1,298
Citigroup Mortgage Loan Trust Inc., 5.19%, 08/25/45 (i)	1,295	1,279
Countrywide Asset-Backed Certificates, 5.31%, 09/25/36 (i)	1,400	1,380
Countrywide Asset-Backed Certificates, 5.18%, 03/25/37 (i)	589	586
Countrywide Asset-Backed Certificates, 5.23%, 09/25/37 (i)	1,156	1,148
Countrywide Home Loan Mortgage Pass Through Trust, 6.21%, 08/25/34 (i)	1,167	1,174
Countrywide Home Loan Mortgage Pass Through Trust, 4.85%, 04/20/35 (i)	1,444	1,431
Credit Suisse First Boston Mortgage Securities Corp., 4.42%, 04/25/34 (i)	1,561	1,544
Credit-Based Asset Servicing and Securitization LLC, 5.25%, 07/25/37 (e) (f) (i)	1,359	1,353
Deutsche Bank Alternate Loan Trust, 5.22%, 08/25/37 (i)	1,298	1,288
First Franklin Mortgage Loan Trust, 5.18%, 11/25/36 (i)	1,224	1,206
First Horizon Mortgage Pass Through-Trust, 4.73%, 07/25/33 (i)	1,550	1,539
First USA Credit Card Master Trust, 5.77%, 04/18/11 (i)	1,400	1,400
Goldman Sachs Mortgage Securities Corp., 5.22%, 03/06/20 (f) (i)	500	495
GS Auto Loan Trust, 5.34%, 06/28/14	839	839
Harborview Mortgage Loan Trust, 4.63%, 04/19/34 (i)	1,545	1,531
HSI Asset Securitization Corp. Trust, 5.19%, 05/25/37 (e) (i)	1,347	1,332
IndyMac Residential Asset Backed Trust, 5.26%, 04/25/37 (i)	1,143	1,135
IndyMac Residential Asset Backed Trust, 5.21%, 07/25/37 (i)	1,253	1,243
JPMorgan Mortgage Acquisition Corp., 5.38%, 05/01/37 (i)	1,282	1,270
Lehman Brothers Mortgage Loan Trust, 5.22%, 06/25/37 (f) (i)	1,277	1,272
MASTR Adjustable Rate Mortgages Trust, 5.02%, 12/25/33 (i)	1,587	1,575
MASTR Adjustable Rate Mortgages Trust, 3.79%, 11/21/34 (i)	1,600	1,579
MASTR Adjustable Rate Mortgages Trust, 5.24%, 05/25/47 (i)	511	510
MASTR Asset Backed Trust, 5.21%, 05/25/37 (i)	1,127	1,114
MBNA Credit Card Master Note, 5.87%, 08/16/10 (i)	1,200	1,201
Merrill Lynch Mortgage Investors Trust, 4.56%, 02/25/34 (i)	1,528	1,524
Merrill Lynch Mortgage Investors Trust, 4.84%, 11/21/34	1,518	1,508

MLCC Mortgage Investors Inc., 4.25%, 10/25/35 (i)	1,476	1,439
MLCC Mortgage Investors Inc., 4.25%, 10/25/35 (i)	1,348	1,312
Morgan Stanley Capital I, 5.19%, 05/25/37 (i)	2,517	2,494
Nationstar Home Equity Loan Trust, 5.19%, 06/25/37 (i)	1,314	1,304
Provident Funding Mortgage Loan Trust, 3.80%, 08/25/33 (i)	1,507	1,508
Residential Asset Securities Corp., 5.24%, 02/25/30 (i)	1,162	1,153
Residential Funding Mortgage Security I, 5.24%, 02/25/36 (i)	325	323
Residential Funding Mortgage Security I, 5.22%, 09/25/35 (i)	1,546	1,541
Securitized Asset Backed Receivables LLC Trust, 5.26%, 05/25/37 (i)	1,291	1,280
SLM Student Loan Trust, 5.33%, 04/25/12 (i)	729	730
SLM Student Loan Trust, 5.34%, 04/25/14 (i)	2,047	2,047
SLM Student Loan Trust, 5.54%, 02/15/15 (i)	1,379	1,376
SLM Student Loan Trust, 5.36%, 04/25/17 (i)	1,400	1,399
SLM Student Loan Trust, 5.35%, 09/25/20 (i)	1,400	1,400
Structured Adjustable Rate Mortgage Trust, 4.18%, 02/25/34	1,513	1,495
Structured Asset Mortgage Investments Inc., 5.83%, 10/19/34 (i)	63	63
Structured Asset Mortgage Investments Inc., 5.23%, 09/25/47 (i)	699	695
Structured Asset Securities Corp., 5.24%, 04/25/36 (i)	1,400	1,383
Thornburg Mortgage Securities Trust, 5.23%, 03/25/37 (i)	1,510	1,493
Wachovia Auto Loan Owner Trust, 5.34%, 06/20/08	671	671
Wachovia Bank Commercial Mortgage Trust, 5.84%, 08/11/18 (f) (i)	1,310	1,305
Wachovia Bank Commercial Mortgage Trust, 5.83%, 06/15/20 (f) (i)	1,367	1,365
Washington Mutual Mortgage Pass-Through Certificates, 4.21%, 06/25/33 (i)	1,529	1,515
Washington Mutual MSC Mortgage Pass-Through Certificates, 5.98%, 08/25/46 (i)	2,333	2,295
Wells Fargo Mortgage Backed Securities Trust, 4.99%, 12/25/34 (i)	1,562	1,547

Total Non-U.S. Government Agency Asset-Backed Securities (cost $99,821)		99,996

CORPORATE BONDS AND NOTES - 10.8%
CONSUMER DISCRETIONARY - 0.0%
Harrah's Operating Co. Inc., 7.50%, 01/15/09	100	101

CONSUMER STAPLES - 0.3%
Kraft Foods Inc., 6.00%, 02/11/13	300	309
Reynolds American Inc., 6.39%, 06/15/11 (i)	700	700
		1,009
ENERGY - 0.8%
Chesapeake Energy Corp., 2.50%, 05/15/37	1,100	1,123
Rockies Express Pipeline LLC, 6.45%, 08/20/09 (f) (i)	1,600	1,599
		2,722
FINANCIALS - 9.0%
American Express Bank, 5.83%, 06/12/09 (i)	1,400	1,394
American Express Bank, 5.20%, 06/22/09 (i)	1,400	1,394
American Express Bank, 6.00%, 09/13/17	1,500	1,492
Bank of America NA, 5.51%, 02/27/09 (i)	1,200	1,197
Bank of America NA, 5.70%, 06/12/09 (i)	1,400	1,396
Barclays Bank Plc, 5.45%, 09/12/12	2,100	2,122
Barclays Bank Plc, 7.43%, 12/15/17 (f)	200	212
Bear Stearns Cos. Inc., 6.95%, 08/10/12	800	834
Capital One Financial Corp., 6.75%, 09/15/17	1,600	1,638

Chrysler Financial Co. LLC, 5.00%, 08/03/14 (e)		1,500	1,500
Citigroup Funding Inc., 5.14%, 04/23/09 (i)		1,300	1,298
Credit Agricole SA, 5.51%, 05/28/09 (f) (i)		1,400	1,401
Export-Import Bank of Korea, 5.71%, 06/01/09 (i)		1,400	1,402
First NLC Trust, 5.20%, 08/25/37 (f) (i)		1,344	1,338
Ford Motor Credit Co., 7.25%, 10/25/11		1,850	1,734
Ford Motor Credit Co., 7.80%, 06/01/12		150	143
General Electric Capital Corp., 6.50%, 09/15/67 (e) (f)	GBP	1,600	3,254
General Motors Acceptance Corp., 6.36%, 09/23/08 (i)		1,400	1,379
Lehman Brothers Holdings Inc., 6.20%, 09/26/14		200	201
Lehman Brothers Holdings Inc., 7.00%, 09/27/27		100	102
Merrill Lynch & Co. Inc. First Franklin, 5.19%, 06/25/37 (i)		1,319	1,308
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		800	825
Morgan Stanley, 5.41%, 05/07/09 (i)		1,300	1,289
Royal Bank of Scotland Group Plc, 7.09% (callable at 100 beginning 09/29/17), TBA (g) (p)	EUR	100	147
Wachovia Bank NA, 5.20%, 10/03/08 (i)		1,300	1,297
			30,297
MATERIALS - 0.3%
Weyerhaeuser Co., 6.21%, 09/24/09 (i)		800	801

TELECOMMUNICATION SERVICES - 0.4%
BellSouth Corp., 4.20%, 04/26/21 (f)		1,400	1,392

Total Corporate Bonds and Notes (cost $36,179)			36,322

GOVERNMENT AND AGENCY OBLIGATIONS - 147.3%
GOVERNMENT SECURITIES - 96.1%
Municipals - 0.1%
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		200	197

Treasury Inflation Index Securities - 96.0%
U.S. Treasury Inflation Index Note, 2.00%, 04/15/12, TBA (g) (r)		7,703	8,050
U.S. Treasury Inflation Index Note, 2.00%, 01/15/14, TBA (g) (r)		35,125	44,556
U.S. Treasury Inflation Index Note, 2.00%, 07/15/14, TBA (g) (r)		2,668	3,052
U.S. Treasury Inflation Index Note, 2.00%, 01/15/16, TBA (g) (r)		2,514	2,872
U.S. Treasury Inflation Index Note, 2.50%, 07/15/16, TBA (g) (r)		158,986	172,300
U.S. Treasury Inflation Index Note, 2.38%, 01/15/17, TBA (g) (r)		8,231	8,843
U.S. Treasury Inflation Index Note, 2.63%, 07/15/17, TBA (g) (r)		897	932
U.S. Treasury Inflation Index Note, 2.38%, 01/15/25, TBA (g) (r)		16,042	19,955
U.S. Treasury Inflation Index Note, 2.00%, 01/15/26, TBA (g) (r)		8,400	8,820
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27, TBA (g) (r)		49,873	53,843
			323,223
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 51.2%
Federal Home Loan Mortgage Corp. - 15.6%
Federal Home Loan Mortgage Corp., 4.73%, 10/12/07 (j)		26,400	26,362
Federal Home Loan Mortgage Corp., 4.50%, 11/15/13		1,019	1,015
Federal Home Loan Mortgage Corp., 5.50%, 05/15/16		1,481	1,492
Federal Home Loan Mortgage Corp., 5.98%, 02/15/19 (i)		5,432	5,415
Federal Home Loan Mortgage Corp., 5.90%, 07/15/19 (i)		2,658	2,649
Federal Home Loan Mortgage Corp., 5.00%, 02/15/20		1,042	1,037

Federal Home Loan Mortgage Corp., 5.90%, 10/15/20 (i)	2,668	2,658
Federal Home Loan Mortgage Corp., 4.50%, 09/01/22	1,900	1,829
Federal Home Loan Mortgage Corp., 5.00%, 05/15/27	1,368	1,370
Federal Home Loan Mortgage Corp., 5.00%, 06/01/37	1,492	1,423
Federal Home Loan Mortgage Corp., 5.00%, 08/01/37	845	806
Federal Home Loan Mortgage Corp., 5.00%, 09/01/37	2,663	2,540
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37	4,000	4,005
		52,601
Federal National Mortgage Association - 30.5%
Federal National Mortgage Association, 5.00%, 02/25/17	1,200	1,195
Federal National Mortgage Association, 6.00%, 09/01/22	4,900	4,966
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (g)	3,100	3,036
Federal National Mortgage Association, 4.80%, 11/01/35 (i)	723	724
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)	60,000	60,077
Federal National Mortgage Association, 5.50%, 12/01/36	3,000	2,938
Federal National Mortgage Association, 5.00%, 01/01/37	1,028	981
Federal National Mortgage Association, 5.00%, 02/01/37	350	333
Federal National Mortgage Association, 5.50%, 02/01/37	19,398	19,004
Federal National Mortgage Association, 5.50%, 03/01/37	3,000	2,938
Federal National Mortgage Association, 5.00%, 04/01/37	1,029	981
Federal National Mortgage Association, 5.00%, 05/01/37	93	89
Federal National Mortgage Association, 5.50%, 05/01/37	1,400	1,371
Federal National Mortgage Association, 5.50%, 06/01/37	1,000	980
Federal National Mortgage Association, 5.50%, 07/01/37	1,500	1,469
Federal National Mortgage Association, 5.19%, 07/25/37 (e) (i)	1,474	1,457
		102,539
Government National Mortgage Association - 5.1%
Government National Mortgage Association, 6.00%, 01/15/29	3	3
Government National Mortgage Association, 6.00%, 02/15/29	3	3
Government National Mortgage Association, 6.00%, 01/15/32	5	5
Government National Mortgage Association, 5.50%, 02/15/36	523	516
Government National Mortgage Association, 6.00%, 04/15/36	500	503
Government National Mortgage Association, 6.50%, 05/15/36	52	53
Government National Mortgage Association, 6.50%, 07/15/36	950	971
Government National Mortgage Association, 6.50%, 10/15/36	28	29
Government National Mortgage Association, 6.50%, 11/15/36	3,500	3,580
Government National Mortgage Association, 6.50%, 01/15/37	300	307
Government National Mortgage Association, 6.50%, 02/15/37	900	920
Government National Mortgage Association, 6.50%, 04/15/37	919	940
Government National Mortgage Association, 6.50%, 06/15/37	49	51
Government National Mortgage Association, 5.50%, 07/15/37	1,000	986
Government National Mortgage Association, 6.00%, 07/15/37	2,122	2,136
Government National Mortgage Association, 6.50%, 07/15/37	2,200	2,249
Government National Mortgage Association, 5.50%, 08/15/37	77	76
Government National Mortgage Association, 6.00%, 08/15/37	466	469
Government National Mortgage Association, 6.50%, 08/15/37	1,200	1,227
Government National Mortgage Association, 6.50%, 09/15/37	2,000	2,044
		17,068

Total Government and Agency Obligations (cost $494,565)		495,628

SHORT TERM INVESTMENTS - 26.5%
Mutual Funds - 0.5%
JNL Money Market Fund, 5.07% (a) (h)	1,699	1,699

Certificates of Deposit - 2.9%
Dexia Credit SA NY, 5.08%, 09/29/08 (i)	2,600	2,601
Fortis Bank NY, 5.07%, 06/30/08 (i)	1,200	1,200
Fortis Bank NY, 5.15%, 09/30/08 (i)	2,600	2,600
Nordea Bank Finland NY, 5.09%, 12/01/08 (i)	1,100	1,098
Royal Bank of Scotland NY, 5.07%, 03/26/08 (i)	500	499
Skandinaviska Enskilda Banken NY, 5.49%, 02/13/09 (i)	1,200	1,198
Societe Generale NY, 5.08%, 03/26/08 (i)	500	500
		9,696
Commercial Paper - 22.5%
Bank of Ireland, 5.25%, 10/26/07	1,400	1,395
Barclays Plc, 5.26%, 11/06/07	6,300	6,263
Den Norske Bank ASA, 5.23%, 11/20/07	8,100	8,040
General Electric Capital Corp., 5.17%, 11/06/07	2,800	2,784
HBOS Treasury Services Plc, 5.25%, 11/01/07	700	697
Intesa Funding LLC, 5.32%, 10/19/07	10,000	9,973
Rabobank US Financial Corp., 4.90%, 10/01/07	7,300	7,300
Skandinaviska Enskilda Banken NY, 5.25%, 11/08/07	1,600	1,590
Swedbank Mortgage AB, 5.41%, 10/18/07	9,100	9,077
UBS Finance LLC, 5.24%, 10/02/07	300	300
UBS Finance LLC, 5.23%, 10/15/07	8,600	8,581
Unicredito Italiano Bank, 5.19%, 11/27/07	5,700	5,654
Westpac Banking Corp., 5.23%, 11/13/07	14,100	14,000
		75,654
U.S. Treasury Securities - 0.6%
U.S. Treasury Bill, 4.62%, 11/29/07 (o)	110	109
U.S. Treasury Bill, 3.96%, 12/13/07 (o)	1,955	1,941
		2,050

Total Short Term Investments (cost $89,119)		89,099

Total Investments - 214.4% (cost $719,991)		721,383
Securities Sold Short, Net – (15.1%)		(50,859)
Other Assets and Liabilities, Net - (99.3%)		(334,093)
Total Net Assets - 100%		$ 336,431

Securities Sold Short - 15.1%
GOVERNMENT SECURITIES - 4.7%
Treasury Inflation Index Securities - 2.8%
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11, TBA (g) (r)	$ 8,565	$ 9,506

U.S. Treasury Securities - 1.9%
U.S. Treasury Bond, 4.75%, 02/15/37, TBA (g)	100	99
U.S. Treasury Note, 4.13%, 08/31/12, TBA (g)	2,100	2,091
U.S. Treasury Note, 4.25%, 08/15/14, TBA (g)	200	199

U.S. Treasury Note, 4.75%, 08/15/17, TBA (g)	3,900	3,952
		6,341
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.4%
Federal Home Loan Mortgage Corp. - 3.1%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/12, TBA (g)	1,900	1,829
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35, TBA (g)	5,000	4,768
Federal Home Loan Mortgage Corp., 6.00%, 10/15/33, TBA (g)	4,000	4,004
		10,601
Federal National Mortgage Association - 2.2%
Federal National Mortgage Association, 5.00%, 10/13/35, TBA (g)	2,500	2,384
Federal National Mortgage Association, 6.00%, 10/21/17, TBA (g)	4,900	4,965
		7,349
Government National Mortgage Association - 5.1%
Government National Mortgage Association, 5.50%, 10/18/37, TBA (g)	1,600	1,578
Government National Mortgage Association, 6.00%, 10/01/36, TBA (g)	3,100	3,119
Government National Mortgage Association, 6.50%, 10/18/37, TBA (g)	12,100	12,365
		17,062

Total Government Securities Sold Short - 15.1% (proceeds $50,907)		$ 50,859

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
DG Funding Trust, 7.21% (s) (t)	-	$ 4,480

Total Preferred Stocks (cost $4,427)		4,480

OPTIONS - 0.6%
Call Swaption, 3 month LIBOR versus 4.90% fixed, Expiration 10/25/07	-	150
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration 02/01/08	-	69
Call Swaption, 3 month LIBOR versus 5.00% fixed, Expiration 02/01/08	1	544
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration 03/31/08	-	309
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration 03/31/08	1	497
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration 09/26/08	1	764
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration 09/26/08	-	336
Call Swaption, 3 month LIBOR versus 4.75% fixed, Expiration 12/15/08	1	804
Call Swaption, 3 month LIBOR versus 5.00% fixed, Expiration 12/15/08	1	1,444
Call Swaption, 3 month LIBOR versus 5.20% fixed, Expiration 02/02/09	-	401
Call Option, USD versus JPY, Expiration 03/31/10, Strike Price $105.40 JPY	3	139
Put Option, USD versus JPY, Expiration 03/31/10, Strike Price $105.40 JPY	3	136

Total Options (cost $2,595)		5,593

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.1%
ACE Securities Corp., 5.21%, 10/25/36 (i)	$ 898	894
American Home Mortgage Investment Trust, 4.39%, 02/25/45 (i)	663	655
Amortizing Residential Collateral Trust, 5.42%, 07/25/32 (i)	15	15
Arkle Master Issuer Plc, 5.73%, 11/19/07 (f) (i)	3,600	3,599
Asset Backed Securities Corp. Home Equity, 5.41%, 09/25/34 (i)	294	288
Banc of America Funding Corp., 4.11%, 05/25/35 (i)	864	848

Banc of America Mortgage Securities, 6.50%, 10/25/31	205	207
Banc of America Mortgage Securities, 6.50%, 09/25/33	79	80
Bear Stearns Adjustable Rate Mortgage Trust, 6.28%, 11/25/30 (i)	8	8
Bear Stearns Adjustable Rate Mortgage Trust, 5.30%, 02/25/33 (i)	60	61
Bear Stearns Adjustable Rate Mortgage Trust, 5.61%, 02/25/33 (i)	58	58
Bear Stearns Adjustable Rate Mortgage Trust, 5.04%, 04/25/33 (i)	214	213
Bear Stearns Adjustable Rate Mortgage Trust, 4.61%, 01/25/34 (i)	557	563
Bear Stearns Adjustable Rate Mortgage Trust, 4.77%, 11/25/34 (i)	931	920
Bear Stearns Adjustable Rate Mortgage Trust, 5.07%, 11/25/34 (i)	2,686	2,664
Bear Stearns Adjustable Rate Mortgage Trust, 4.13%, 03/25/35 (i)	13,318	13,005
Bear Stearns Adjustable Rate Mortgage Trust, 4.75%, 10/25/35 (i)	3,272	3,240
Bear Stearns Alt-A Trust, 5.37%, 05/25/35 (i)	1,073	1,075
Bear Stearns Alt-A Trust, 5.51%, 09/25/35 (i)	645	644
Bear Stearns Structured Products Inc., 5.68%, 01/26/36 (e)	1,977	1,969
Bear Stearns Structured Products Inc., 5.32%, 01/25/37 (e) (f) (i)	4,920	4,886
Bear Stearns Structured Products Inc., 5.79%, 12/26/46 (e)	1,081	1,076
Citigroup Mortgage Loan Trust Inc., 4.70%, 12/25/35 (i)	326	321
Citigroup Mortgage Loan Trust Inc., 5.19%, 08/25/45 (i)	3,237	3,197
Countrywide Alternative Loan Trust, 5.31%, 01/25/46 (i)	1,145	1,107
Countrywide Asset-Backed Certificates, 5.24%, 10/25/36 (i)	1,068	1,063
Countrywide Home Loan Mortgage Pass Through Trust, 5.40%, 05/25/34 (i)	55	55
Countrywide Home Loan Mortgage Pass Through Trust, 4.80%, 11/25/34 (i)	1,711	1,690
Countrywide Home Loan Mortgage Pass Through Trust, 4.74%, 02/20/35 (i)	3,076	3,045
Countrywide Home Loan Mortgage Pass Through Trust, 5.25%, 02/20/36 (i)	376	374
CS First Boston Mortgage Securities Corp., 5.95%, 03/25/32 (f) (i)	65	65
Deutsche Bank Alternate Loan Trust, 5.21%, 03/25/37 (i)	980	979
Equity One ABS Inc., 5.41%, 11/25/32 (i)	215	210
First Franklin Mortgage Loan Trust, 5.22%, 11/25/36 (i)	215	214
First Franklin Mortgage Loan Trust, 5.17%, 01/25/38 (i)	2,730	2,714
First USA Credit Card Master Trust, 5.77%, 04/18/11 (i)	3,900	3,900
Fremont Home Loan Trust, 5.20%, 02/27/37 (i)	669	666
GE Capital Commercial Mortgage Corp., 4.23%, 12/10/37	3,313	3,272
Goldman Sachs Mortgage Securities Corp., 5.22%, 03/06/20 (f) (i)	1,963	1,945
GreenPoint Mortgage Funding Trust, 5.21%, 01/25/47 (i)	1,451	1,417
GS Auto Loan Trust, 5.34%, 06/28/14	1,198	1,199
GSR Mortgage Loan Trust, 4.54%, 09/25/35 (i)	3,914	3,875
GSR Mortgage Loan Trust, 5.25%, 11/25/35 (i)	1,861	1,779
Harborview Mortgage Loan Trust, 5.72%, 05/19/35 (i)	292	286
Harborview Mortgage Loan Trust, 5.15%, 07/19/35 (i)	1,419	1,411
Household Home Equity Loan Trust, 5.79%, 01/20/34 (i)	1,819	1,775
HSI Asset Securitization Corp. Trust, 5.18%, 12/25/36 (i)	789	782
IndyMac ARM Trust, 6.60%, 01/25/32 (i)	1	1
IndyMac Index Mortgage Loan Trust, 5.16%, 01/25/36 (i)	1,746	1,765
IndyMac Index Mortgage Loan Trust, 5.22%, 11/25/46 (i)	861	857
JPMorgan Mortgage Acquisition Corp., 5.18%, 08/25/36 (i)	541	537
JPMorgan Mortgage Trust, 5.02%, 02/25/35 (i)	907	878
Lehman Brothers Commercial Mortgage Trust, 5.83%, 09/15/21 (f) (i)	306	306
Long Beach Mortgage Loan Trust, 5.41%, 10/25/34 (i)	36	35
MASTR Adjustable Rate Mortgages Trust, 3.79%, 11/21/34 (i)	1,600	1,579
MASTR Asset Backed Securities Trust, 5.18%, 03/25/37 (i)	1,160	1,152

MASTR Asset Backed Securities Trust, 5.21%, 05/25/37 (i)	1,288	1,273
MBNA Credit Card Master Note, 5.87%, 08/16/10 (i)	1,800	1,801
Mellon Residential Funding Corp., 5.99%, 10/20/29 (i)	381	382
Mellon Residential Funding Corp., 5.85%, 06/15/30 (i)	762	751
Merrill Lynch Mortgage Investors Trust, 3.88%, 05/25/33	2,229	2,249
Merrill Lynch Mortgage Investors Trust, 5.34%, 02/25/36 (i)	595	590
Merrill Lynch Mortgage Investors Trust, 5.20%, 08/25/36 (i)	3,161	3,150
Mid-State Trust, 8.33%, 04/01/30	16	17
MLCC Mortgage Investors Inc., 6.13%, 10/25/35 (i)	310	310
MLCC Mortgage Investors Inc., 5.38%, 11/25/35 (i)	425	428
Morgan Stanley Capital I, 5.81%, 10/15/20 (f) (i)	753	750
Morgan Stanley Mortgage Loan Trust, 5.17%, 01/25/37 (i)	1,304	1,293
Newcastle Mortgage Securities Trust, 5.20%, 03/25/36 (i)	747	744
Nomura Home Equity Loan Trust, 5.21%, 02/25/36 (i)	133	133
Park Place Securities Inc., 5.44%, 10/25/34 (i)	1,368	1,304
Prime Mortgage Trust, 5.53%, 02/25/19 (i)	37	37
Prime Mortgage Trust, 5.53%, 02/25/34 (i)	168	166
Residential Asset Securities Corp., 5.20%, 11/25/36 (i)	1,335	1,324
Saxon Asset Securities Trust, 5.19%, 11/25/36 (i)	586	583
SBI Heloc Trust, 5.30%, 08/25/36 (f) (i)	757	753
Securitized Asset Backed Receivables LLC Trust, 5.19%, 12/25/36 (i)	2,109	2,092
Sequoia Mortgage Trust, 5.85%, 10/19/26 (i)	136	135
SLM Student Loan Trust, 5.33%, 04/25/12 (i)	2,356	2,357
SLM Student Loan Trust, 5.35%, 10/25/14 (i)	6,706	6,707
SLM Student Loan Trust, 5.36%, 01/25/16 (i)	627	627
SLM Student Loan Trust, 5.36%, 10/15/16 (i)	2,200	2,201
Soundview Home Equity Loan Trust, 5.18%, 09/01/36 (i)	663	659
Soundview Home Equity Loan Trust, 5.21%, 01/25/37 (i)	4,919	4,885
Structured Asset Mortgage Investments Inc., 5.83%, 09/19/32 (i)	122	122
Structured Asset Mortgage Investments Inc., 5.75%, 07/19/35 (i)	1,191	1,169
Structured Asset Mortgage Investments Inc., 5.26%, 01/01/37 (i)	2,501	2,492
Structured Asset Securities Corp., 6.06%, 02/25/32 (i)	5	5
Structured Asset Securities Corp., 5.42%, 01/25/33 (i)	13	12
Structured Asset Securities Corp., 5.18%, 10/25/36 (i)	1,522	1,507
Thornburg Mortgage Securities Trust, 5.25%, 06/25/36 (i)	2,956	2,912
Thornburg Mortgage Securities Trust, 5.24%, 12/25/36 (i)	1,297	1,281
Vendee Mortgage Trust, 6.50%, 09/15/24	854	893
Wachovia Bank Commercial Mortgage Trust, 5.84%, 08/11/18 (f) (i)	8,371	8,338
Wachovia Bank Commercial Mortgage Trust, 5.83%, 06/15/20 (f) (i)	2,440	2,437
Washington Mutual Mortgage Pass-Through Certificates, 6.38%, 08/25/42 (i)	369	370
Washington Mutual Mortgage Pass-Through Certificates, 6.18%, 11/25/42 (i)	233	234
Washington Mutual Mortgage Pass-Through Certificates, 5.42%, 10/25/45 (i)	284	278
Washington Mutual MSC Mortgage Pass-Through Certificates, 6.92%, 02/25/31 (i)	27	27
Wells Fargo Home Equity Trust, 5.25%, 12/25/35 (f) (i)	988	982
Wells Fargo Mortgage Backed Securities Trust, 4.95%, 01/25/35 (i)	2,161	2,112
Wells Fargo Mortgage Backed Securities Trust, 4.95%, 03/25/36 (i)	1,567	1,548

Total Non-U.S. Government Agency Asset-Backed Securities (cost $146,099)		145,839

CORPORATE BONDS AND NOTES - 33.3%

CONSUMER DISCRETIONARY - 1.5%
Comcast Corp., 5.66%, 07/14/09 (i)		1,700	1,694
Comcast Corp., 5.88%, 02/15/18		400	393
Comcast Corp., 6.45%, 03/15/37 (p)		400	395
DaimlerChrysler NA Holding Corp., 6.05%, 03/13/09 (i)		900	894
DaimlerChrysler NA Holding Corp., 5.81%, 08/03/09 (i)		1,400	1,388
MGM Mirage Inc., 6.37%, 10/03/11 (i)		500	483
MGM Mirage Inc., 6.41%, 10/03/11 (i)		500	483
MGM Mirage Inc., 6.43%, 10/03/11 (e) (i)		1,500	1,450
R.H. Donnelley Corp., 6.86%, 06/11/07, TBA (e) (g)		1,000	988
Time Warner Inc., 5.73%, 11/13/09 (i)		1,500	1,482
Walt Disney Co., 5.43%, 07/16/10 (i)		4,400	4,381
			14,031
CONSUMER STAPLES - 0.3%
Wal-Mart Stores Inc., 5.59%, 06/16/08 (i)		3,300	3,301

ENERGY - 0.9%
Anadarko Petroleum Corp., 6.09%, 09/15/09 (i)		2,200	2,187
El Paso Corp., 8.05%, 10/15/30		600	617
El Paso Corp., 7.80%, 08/01/31		900	914
Gaz Capital SA, 6.21%, 11/22/16 (f)		300	297
Peabody Energy Corp., 7.88%, 11/01/26		500	529
Pemex Project Funding Master Trust, 5.75%, 12/15/15		500	500
Ras Laffan LNG III, 5.84%, 09/30/27 (f)		500	457
Salomon Brothers AG for OAO Gazprom, 10.50%, 10/21/09		1,500	1,637
Transocean Inc., 5.87%, 09/05/08 (i)		1,400	1,397
			8,535
FINANCIALS - 26.3%
Abbey National Plc, 5.07%, 07/02/08 (i)		3,200	3,201
AIG Matched Funding Corp., 5.69%, 06/16/08 (f) (i)		1,400	1,401
American Express Bank, 6.00%, 09/13/17		600	596
American Express Co., 5.83%, 06/12/09 (i)		8,700	8,661
American Honda Finance Corp., 5.41%, 02/09/10 (f) (i)		1,900	1,895
American International Group Inc., 5.80%, 06/16/09 (e) (f) (i)		1,200	1,208
American International Group Inc., 5.05%, 10/01/15		200	191
American International Group Inc., 6.25%, 03/15/37		800	753
ANZ National International Ltd., 5.40%, 08/07/09 (f) (i)		4,800	4,783
Bank of America Corp., 5.61%, 06/19/09 (i)		6,400	6,376
Bank of America Corp., 5.37%, 11/06/09 (i)		200	199
Bank of America Corp., 6.00%, 09/01/17		1,700	1,739
Bank of America NA, 5.51%, 02/27/09 (i)		500	499
Bank of America NA, 5.70%, 06/12/09 (i)		5,300	5,284
Bank of America NA, 5.97%, 06/15/16 (i)		700	689
Bank of America NA, 6.00%, 10/15/36		600	589
Bank of Ireland, 5.40%, 01/15/10 (i)		4,700	4,704
Banque Centrale De Tunisie, 7.50%, 08/06/09 (f)	EUR	300	448
Barclays Bank Plc, 5.71%, 03/17/08 (i)		3,500	3,501
Barclays Bank Plc, 5.45%, 09/12/12		10,700	10,812
Bear Stearns Cos. Inc., 5.29%, 03/30/09 (i)		2,500	2,476
Bear Stearns Cos. Inc., 5.59%, 08/21/09 (i)		2,300	2,244

Bear Stearns Cos. Inc., 5.63%, 05/18/10 (i)		5,600	5,465
Bear Stearns Cos. Inc., 5.63%, 07/16/09 (i)		800	793
BNP Paribas, 5.19% (callable at 100 beginning 06/29/15) (f) (p)		4,100	3,757
Calyon, 5.34%, 01/16/09 (i)		2,300	2,301
Cemex 10 Capital SPV Ltd., 6.72% (callable at 100 beginning 12/31/16) (f) (p)		1,000	959
China Development Bank, 5.00%, 10/15/15		200	193
Chrysler Financial Co. LLC, 5.00%, 08/03/14 (e)		4,000	4,000
CIT Group Inc., 5.75%, 12/19/08 (i)		500	484
CIT Group Inc., 5.51%, 01/30/09 (i)		6,200	5,980
CIT Group Inc., 5.64%, 08/17/09 (i)		400	382
Citigroup Funding Inc., 5.71%, 12/08/08 (i)		500	500
Citigroup Funding Inc., 5.14%, 04/23/09 (i)		1,200	1,198
Citigroup Funding Inc., 5.20%, 06/26/09 (i)		1,200	1,198
Citigroup Global Markets Holdings Inc., 5.76%, 03/07/08 (i)		1,700	1,701
Citigroup Global Markets Holdings Inc., 5.79%, 03/17/09 (i)		400	400
Citigroup Inc., 5.24%, 12/26/08 (i)		2,600	2,598
Citigroup Inc., 5.40%, 01/30/09 (i)		2,600	2,598
Citigroup Inc., 5.23%, 12/28/09 (i)		400	398
Citigroup Inc., 5.50%, 08/27/12		2,500	2,528
Citigroup Inc., 6.00%, 08/15/17		2,200	2,251
Citigroup Inc., 6.13%, 08/25/36		1,700	1,683
Credit Agricole SA, 5.51%, 05/28/09 (f) (i)		1,400	1,401
Credit Agricole SA, 5.56%, 05/28/10 (f) (i)		1,600	1,601
Deutsche Bank AG London, 6.00%, 09/01/17		3,000	3,039
ENEL Finance International SA, 6.25%, 09/15/17 (f)		4,700	4,717
Export-Import Bank of Korea, 5.71%, 06/01/09 (i)		2,000	2,002
Ford Motor Credit Co., 7.38%, 10/28/09		1,200	1,177
Ford Motor Credit Co., 7.88%, 06/15/10		1,000	978
Fortis Bank NY, 5.07%, 04/28/08 (i)		900	900
General Electric Capital Corp., 5.28%, 01/05/09 (i)		3,000	2,991
General Electric Capital Corp., 5.39%, 10/26/09 (i)		2,100	2,089
General Electric Capital Corp., 5.43%, 01/20/10 (i)		1,900	1,891
General Electric Capital Corp., 5.30%, 10/06/10 (i)		2,000	1,976
General Electric Capital Corp., 5.63%, 08/15/11 (i)		2,600	2,567
General Electric Capital Corp., 5.44%, 01/08/16 (i)		200	195
General Electric Capital Corp., 5.50%, 09/15/67 (f)	EUR	6,100	8,448
General Motors Acceptance Corp., 6.00%, 12/15/11		200	185
Goldman Sachs Group Inc., 5.47%, 11/10/08 (i)		1,600	1,597
Goldman Sachs Group Inc., 5.25%, 12/23/08 (i)		700	698
Goldman Sachs Group Inc., 5.30%, 06/23/09 (i)		5,100	5,083
Goldman Sachs Group Inc., 5.63%, 01/15/17		2,200	2,135
Goldman Sachs Group Inc., 6.25%, 09/01/17		4,400	4,496
HBOS Plc, 5.92% (callable at 100 beginning 10/01/15) (f) (p)		200	181
HBOS Treasury Services Plc, 5.40%, 07/17/09 (f) (i)		2,300	2,295
HSBC Bank USA, 5.86%, 06/10/09 (i)		3,000	2,986
HSBC Finance Corp., 5.82%, 09/15/08 (i)		4,100	4,098
HSBC Finance Corp., 5.42%, 10/21/09 (i)		1,000	994
HSBC Holdings Plc, 6.50%, 05/02/36		500	505
John Deere Capital Corp., 5.41%, 07/15/08 (i)		1,400	1,401
JPMorgan Chase & Co., 5.40%, 05/07/10 (i)		2,300	2,291

JPMorgan Chase Bank NA, 6.00%, 10/01/17	2,400	2,423
JPMorgan Chase Capital XX, 6.55%, 09/29/36	300	280
Lehman Brothers Holdings Inc., 5.18%, 11/24/08 (i)	4,800	4,745
Lehman Brothers Holdings Inc., 5.26%, 12/23/08 (i)	200	198
Lehman Brothers Holdings Inc., 5.32%, 04/03/09 (i)	600	591
Lehman Brothers Holdings Inc., 5.63%, 11/10/09 (i)	900	878
Lehman Brothers Holdings Inc., 5.63%, 11/16/09 (i)	400	390
Lehman Brothers Holdings Inc., 5.65%, 05/25/10 (i)	1,100	1,072
Lehman Brothers Holdings Inc., 5.58%, 07/18/11 (i)	1,100	1,053
Lehman Brothers Holdings Inc., 6.20%, 09/26/14	1,700	1,707
Merrill Lynch & Co. Inc., 5.59%, 08/22/08 (i)	1,000	999
Merrill Lynch & Co. Inc., 5.41%, 05/08/09 (i)	2,600	2,590
Merrill Lynch & Co. Inc., 5.67%, 08/14/09 (i)	1,400	1,390
Merrill Lynch & Co. Inc., 5.70%, 12/04/09 (i)	1,700	1,687
Merrill Lynch & Co. Inc., 5.56%, 07/25/11 (i)	1,900	1,868
Merrill Lynch & Co. Inc., 6.05%, 08/15/12	600	615
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	1,960
MetLife Global Funding Inc., 5.56%, 05/17/10 (f) (i)	3,000	2,975
MetLife Inc., 6.40%, 12/15/36	500	475
Morgan Stanley, 5.60%, 01/22/09 (i)	3,700	3,686
Morgan Stanley, 5.47%, 02/09/09 (i)	2,900	2,883
Morgan Stanley, 5.41%, 05/07/09 (i)	2,000	1,984
Morgan Stanley, 6.25%, 08/28/17	400	408
National Australia Bank Ltd., 5.77%, 09/11/09 (f) (i)	1,300	1,303
Nordea Bank Finland NY, 5.07%, 03/31/08 (i)	1,100	1,099
Nordea Bank Finland NY, 5.44%, 05/28/08 (i)	1,200	1,200
Nordea Bank Finland Plc, 5.11%, 04/09/09 (i)	3,400	3,394
Petroleum Export Ltd., 5.27%, 06/15/11 (f)	160	159
RBS Capital Trust I, 4.71% (callable at 100 beginning 07/01/13) (p)	800	746
Residential Capital Corp., 7.60%, 05/22/09 (i)	1,900	1,615
Resona Bank Ltd., 5.85% (callable at 100 beginning 04/15/16) (f) (p)	300	282
Royal Bank of Scotland Group Plc, 5.41%, 07/21/08 (f) (i)	2,400	2,398
Santander U.S. Debt SA UNI, 5.73%, 11/20/09 (f) (i)	3,200	3,187
SLM Corp., 6.00%, 06/30/08,TBA (e) (g) (t)	1,900	1,894
SLM Corp., 5.50%, 07/27/09 (i)	1,000	961
SMFG Preferred Capital Ltd., 6.08% (callable at 100 beginning 01/25/17) (f) (p)	1,000	925
Societe Generale NY, 5.08%, 03/28/08 (i)	700	700
Societe Generale NY, 5.08%, 06/30/08 (i)	5,800	5,801
State Street Capital Trust, 6.69%, 06/01/67 (i)	200	181
Sumitomo Mitsui Banking Corp., 5.63% (callable at 100 beginning 10/15/15) (f) (p)	1,500	1,396
TNK-BP Finance SA, 6.13%, 03/20/12 (f)	300	287
Unicredito Italiano NY, 5.35%, 05/06/08 (i)	7,400	7,392
Unicredito Italiano NY, 5.51%, 05/29/08 (i)	1,800	1,799
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (p)	200	200
VTB Capital SA, 5.96%, 08/01/08 (f) (i)	1,400	1,386
Wachovia Bank NA, 5.19%, 06/27/08 (i)	1,400	1,399
Wachovia Bank NA, 5.20%, 10/03/08 (i)	1,100	1,098
Wachovia Bank NA, 5.25%, 03/23/09 (i)	1,600	1,598
Wachovia Corp., 5.41%, 10/28/08 (i)	3,600	3,598
Wachovia Corp., 5.67%, 12/01/09 (i)	200	199

Wachovia Corp., 5.49%, 10/15/11 (i)		600	593
Wells Fargo & Co., 5.79%, 09/15/09 (i)		1,000	999
Westpac Banking Corp., 5.09%, 06/06/08 (i)		900	899
ZFS Finance USA Trust I, 5.88%, 05/09/32 (f)		600	571
			254,649
HEALTH CARE - 0.6%
Amgen Inc., 5.59%, 11/28/08 (f) (i)		3,300	3,303
AstraZeneca Plc, 5.90%, 09/15/17		600	609
AstraZeneca Plc, 6.45%, 09/15/37		600	622
Health Management Associates Inc., 7.10%, 01/16/14 (e) (t)		1,496	1,427
			5,961
INDUSTRIALS - 0.6%
General Electric Co., 5.76%, 12/09/08 (i)		3,400	3,406
Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08 (f) (t)		28	28
Siemens Financieringsmaatschappij NV, 5.63%, 08/14/09 (f) (i)		2,100	2,101
			5,535
INFORMATION TECHNOLOGY - 1.4%
International Business Machines Corp., 5.70%, 09/14/17		13,200	13,269

MATERIALS - 0.2%
Corp Nacional del Cobre de Chile, 6.15%, 10/24/36 (f)		200	195
Rohm & Haas Co., 6.00%, 09/15/17		900	903
Vale Overseas Ltd., 6.25%, 01/23/17		300	303
Vale Overseas Ltd., 6.88%, 11/21/36		300	309
			1,710
TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc., 5.79%, 11/14/08 (i)		900	901
AT&T Inc., 5.46%, 02/05/10 (i)		900	897
BellSouth Corp., 4.20%, 04/26/21 (f)		1,300	1,292
Qwest Corp., 7.63%, 06/15/15		800	838
Telecom Italia Capital SA, 5.97%, 07/18/11 (i)		1,900	1,889
Telefonica Emisiones SAU, 5.89%, 06/19/09 (i)		1,800	1,798
Verizon Communications Inc., 5.28%, 04/03/09 (i)		3,600	3,602
			11,217
UTILITIES - 0.3%
TXU Energy Co. LLC, 6.19%, 09/16/08 (f) (i)		3,000	3,005

Total Corporate Bonds and Notes (cost $321,744)			321,213

GOVERNMENT AND AGENCY OBLIGATIONS - 62.9%
GOVERNMENT SECURITIES - 2.8%
Municipals - 0.1%
State of Texas, 4.75%, 04/01/35		600	596
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23		285	271
			867
Sovereign - 0.1%
Export-Import Bank of China, 4.88%, 07/21/15 (f)		200	192
Republic of Brazil, 10.25%, 01/10/28	BRL	800	455
Republic of South Africa, 5.88%, 05/30/22		100	98
			745

Treasury Inflation Index Securities - 1.2%
U.S. Treasury Inflation Index Note, 2.38%, 04/15/11, TBA (g) (r)	1,939	2,218
U.S. Treasury Inflation Index Note, 2.00%, 01/15/14, TBA (g) (r)	788	1,000
U.S. Treasury Inflation Index Note, 2.63%, 07/15/17, TBA (g) (r)	2,985	3,108
U.S. Treasury Inflation Index Note, 2.00%, 01/15/26, TBA (g) (r)	1,145	1,203
U.S. Treasury Inflation Index Note, 2.38%, 01/15/25, TBA (g) (r)	717	892
U.S. Treasury Inflation Index Note, 2.38%, 01/15/27, TBA (g) (r)	1,838	1,986
U.S. Treasury Inflation Index Note, 3.63%, 04/15/28 (r)	329	784
		11,191
U.S. Treasury Securities - 1.4%
U.S. Treasury Note, 4.50%, 05/15/17, TBA (g)	13,250	13,175

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 60.1%
Federal Home Loan Mortgage Corp. - 8.9%
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	86	88
Federal Home Loan Mortgage Corp., 6.00%, 08/01/16	30	31
Federal Home Loan Mortgage Corp., 5.00%, 11/01/18	550	541
Federal Home Loan Mortgage Corp., 5.98%, 02/15/19 (i)	10,671	10,636
Federal Home Loan Mortgage Corp., 5.90%, 07/15/19 (i)	2,563	2,554
Federal Home Loan Mortgage Corp., 5.90%, 08/15/19 (i)	11,693	11,650
Federal Home Loan Mortgage Corp., 5.90%, 10/15/20 (i)	15,721	15,666
Federal Home Loan Mortgage Corp., 7.00%, 05/15/23	487	500
Federal Home Loan Mortgage Corp., 7.33%, 07/01/27 (i)	2	2
Federal Home Loan Mortgage Corp., 6.20%, 11/15/30 (i)	8	8
Federal Home Loan Mortgage Corp., 6.00%, 10/01/32	239	241
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	285	287
Federal Home Loan Mortgage Corp., 6.00%, 08/01/33	135	136
Federal Home Loan Mortgage Corp., 6.00%, 10/15/33, TBA (g)	2,000	2,002
Federal Home Loan Mortgage Corp., 7.50%, 03/01/32 (e)	189	191
Federal Home Loan Mortgage Corp., 4.50%, 03/15/34	7,255	5,864
Federal Home Loan Mortgage Corp., 5.50%, 10/01/35, TBA (g)	31,000	30,348
Federal Home Loan Mortgage Corp., 5.17%, 11/25/36 (e) (i)	4,626	4,608
Federal Home Loan Mortgage Corp., 6.21%, 02/25/45 (i)	156	157
		85,510
Federal National Mortgage Association - 50.8%
Federal National Mortgage Association, 5.50%, 11/01/13	9	9
Federal National Mortgage Association, 5.50%, 03/01/16	100	100
Federal National Mortgage Association, 6.00%, 04/01/16	173	174
Federal National Mortgage Association, 6.00%, 05/01/16	57	58
Federal National Mortgage Association, 6.00%, 08/01/16	35	36
Federal National Mortgage Association, 6.00%, 09/01/16	19	19
Federal National Mortgage Association, 6.00%, 11/01/16	101	102
Federal National Mortgage Association, 5.50%, 12/01/16	273	273
Federal National Mortgage Association, 5.50%, 01/01/17	80	80
Federal National Mortgage Association, 6.00%, 02/01/17	21	21
Federal National Mortgage Association, 5.00%, 02/25/17	381	379
Federal National Mortgage Association, 5.50%, 03/01/17	81	81
Federal National Mortgage Association, 6.00%, 03/01/17	105	107
Federal National Mortgage Association, 6.00%, 04/01/17	87	88
Federal National Mortgage Association, 6.00%, 05/01/17	23	24

Federal National Mortgage Association, 5.50%, 10/01/17	70	70
Federal National Mortgage Association, 5.50%, 10/01/17, TBA (g)	6,000	5,985
Federal National Mortgage Association, 6.00%, 10/01/17	64	65
Federal National Mortgage Association, 5.50%, 11/01/17	45	45
Federal National Mortgage Association, 5.00%, 05/01/18	20	20
Federal National Mortgage Association, 5.00%, 06/01/18	296	291
Federal National Mortgage Association, 5.00%, 08/01/18	1,404	1,380
Federal National Mortgage Association, 5.00%, 09/01/18	768	755
Federal National Mortgage Association, 5.00%, 10/01/18	446	438
Federal National Mortgage Association, 5.00%, 01/01/19	502	493
Federal National Mortgage Association, 5.00%, 02/01/19	171	168
Federal National Mortgage Association, 5.00%, 04/01/19	407	400
Federal National Mortgage Association, 5.00%, 06/01/19	1220	1198
Federal National Mortgage Association, 5.00%, 10/01/19	1543	1515
Federal National Mortgage Association, 5.00%, 12/01/19	1,594	1,566
Federal National Mortgage Association, 5.00%, 07/01/20	380	373
Federal National Mortgage Association, 5.00%, 10/01/20	19	19
Federal National Mortgage Association, 5.00%, 04/01/21	1333	1307
Federal National Mortgage Association, 5.50%, 11/01/32	2222	2183
Federal National Mortgage Association, 5.50%, 01/01/33	622	611
Federal National Mortgage Association, 6.00%, 03/01/33	49	49
Federal National Mortgage Association, 5.00%, 04/25/33	794	773
Federal National Mortgage Association, 5.50%, 06/01/33	1,328	1,304
Federal National Mortgage Association, 5.50%, 07/01/33	15	15
Federal National Mortgage Association, 5.50%, 08/01/33	542	533
Federal National Mortgage Association, 5.50%, 10/01/33	22	22
Federal National Mortgage Association, 5.50%, 11/01/33	884	868
Federal National Mortgage Association, 5.50%, 12/01/33	666	654
Federal National Mortgage Association, 5.50%, 01/01/34	85	84
Federal National Mortgage Association, 5.50%, 02/01/34	1289	1265
Federal National Mortgage Association, 5.50%, 03/01/34	2781	2733
Federal National Mortgage Association, 5.50%, 04/01/34	5656	5557
Federal National Mortgage Association, 5.50%, 05/01/34	1,197	1,176
Federal National Mortgage Association, 5.50%, 06/01/34	2,382	2,337
Federal National Mortgage Association, 5.50%, 07/01/34	927	910
Federal National Mortgage Association, 5.50%, 09/01/34	2,846	2,793
Federal National Mortgage Association, 5.50%, 10/01/34	697	684
Federal National Mortgage Association, 5.50%, 11/01/34	1,207	1,185
Federal National Mortgage Association, 5.50%, 12/01/34	670	658
Federal National Mortgage Association, 4.91%, 01/01/35 (i)	2,742	2,721
Federal National Mortgage Association, 5.50%, 01/01/35	7,184	7,051
Federal National Mortgage Association, 5.50%, 02/01/35	57994	56900
Federal National Mortgage Association, 5.50%, 03/01/35	14464	14185
Federal National Mortgage Association, 5.50%, 04/01/35	5780	5668
Federal National Mortgage Association, 5.50%, 05/01/35	2054	2014
Federal National Mortgage Association, 4.67%, 05/25/35 (i)	300	298
Federal National Mortgage Association, 5.50%, 06/01/35	2404	2357
Federal National Mortgage Association, 5.50%, 07/01/35	7707	7558
Federal National Mortgage Association, 5.00%, 08/01/35	639	610
Federal National Mortgage Association, 5.50%, 08/01/35	6,831	6,697

Federal National Mortgage Association, 5.00%, 09/01/35	3,638	3,476
Federal National Mortgage Association, 5.50%, 09/01/35	13,538	13,276
Federal National Mortgage Association, 5.00%, 10/01/35	342	327
Federal National Mortgage Association, 5.50%, 10/01/35	4568	4479
Federal National Mortgage Association, 5.50%, 10/01/35, TBA (g)	129,000	126,348
Federal National Mortgage Association, 5.00%, 10/13/35, TBA (g)	6,000	5,723
Federal National Mortgage Association, 5.50%, 11/01/35	2,025	1,986
Federal National Mortgage Association, 6.50%, 12/01/35, TBA (g)	2,000	2,034
Federal National Mortgage Association, 6.50%, 02/01/36	265	270
Federal National Mortgage Association, 5.00%, 03/01/36	32,385	30,891
Federal National Mortgage Association, 5.50%, 03/01/36	7,224	7,084
Federal National Mortgage Association, 5.50%, 04/01/36	3,125	3,061
Federal National Mortgage Association, 6.50%, 04/01/36	795	811
Federal National Mortgage Association, 6.50%, 05/01/36	236	240
Federal National Mortgage Association, 6.00%, 06/01/36	182	182
Federal National Mortgage Association, 6.50%, 06/01/36	494	502
Federal National Mortgage Association, 5.50%, 07/01/36	3483	3411
Federal National Mortgage Association, 6.00%, 08/01/36	1747	1750
Federal National Mortgage Association, 6.50%, 08/01/36	227	231
Federal National Mortgage Association, 6.00%, 09/01/36	1,459	1,462
Federal National Mortgage Association, 6.50%, 09/01/36	246	250
Federal National Mortgage Association, 5.00%, 10/01/36	995	950
Federal National Mortgage Association, 6.00%, 10/01/36	722	723
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)	70,000	70,088
Federal National Mortgage Association, 6.50%, 10/01/36	237	241
Federal National Mortgage Association, 5.50%, 11/01/36	328	322
Federal National Mortgage Association, 6.00%, 11/01/36	225	225
Federal National Mortgage Association, 6.50%, 11/01/36	237	241
Federal National Mortgage Association, 6.00%, 12/01/36	286	286
Federal National Mortgage Association, 6.50%, 12/01/36	495	504
Federal National Mortgage Association, 5.00%, 01/01/37	994	949
Federal National Mortgage Association, 6.00%, 01/01/37	775	776
Federal National Mortgage Association, 6.50%, 01/01/37	219	223
Federal National Mortgage Association, 5.00%, 02/01/37	1339	1277
Federal National Mortgage Association, 6.00%, 02/01/37	813	814
Federal National Mortgage Association, 6.50%, 02/01/37	956	974
Federal National Mortgage Association, 5.50%, 03/01/37	5,755	5,638
Federal National Mortgage Association, 6.00%, 03/01/37	1436	1440
Federal National Mortgage Association, 6.50%, 03/01/37	256	260
Federal National Mortgage Association, 5.00%, 04/01/37	27,779	26,497
Federal National Mortgage Association, 6.00%, 04/01/37	173	174
Federal National Mortgage Association, 6.50%, 04/01/37	234	238
Federal National Mortgage Association, 5.00%, 05/01/37	2899	2765
Federal National Mortgage Association, 6.00%, 05/01/37	1307	1310
Federal National Mortgage Association, 6.50%, 06/01/37	155	158
Federal National Mortgage Association, 5.50%, 07/01/37	1,990	1,949
Federal National Mortgage Association, 5.19%, 07/25/37 (e) (i)	2,672	2,641
Federal National Mortgage Association, 5.50%, 08/01/37	7,989	7,825
Federal National Mortgage Association, 6.41%, 09/01/40 (i)	28	28
Federal National Mortgage Association, 6.50%, 12/25/42	105	108

Federal National Mortgage Association, 6.21%, 06/01/43 (i)		1,087	1,089
Federal National Mortgage Association, 5.48%, 03/25/44 (i)		960	952
			489,551
Government National Mortgage Association - 0.2%
Government National Mortgage Association, 6.38%, 05/20/26 (i)		110	110
Government National Mortgage Association, 6.38%, 02/20/27 (i)		10	10
Government National Mortgage Association, 6.38%, 04/20/30 (i)		18	18
Government National Mortgage Association, 6.38%, 05/20/30 (i)		15	15
Government National Mortgage Association, 5.75%, 02/20/32 (i)		149	150
Government National Mortgage Association, 6.00%, 02/20/32 (i)		90	90
Government National Mortgage Association, 6.00%, 05/15/37		1,998	2,011
			2,404
Small Business Administration Participation Certificates - 0.2%
Small Business Administration Participation Certificates, 7.45%, 08/01/10		7	7
Small Business Administration Participation Certificates, 6.29%, 01/01/21		43	44
Small Business Administration Participation Certificates, 5.13%, 09/01/23		71	71
Small Business Administration Participation Certificates, 5.52%, 06/01/24		1,516	1,538
			1,660

Total Government and Agency Obligations (cost $611,879)			605,103

SHORT TERM INVESTMENTS - 13.9%
Mutual Funds - 2.9%
JNL Money Market Fund, 5.07% (a) (h)		28,381	28,381

Certificates of Deposit - 1.3%
Dexia Credit SA NY, 5.08%, 09/29/08 (i)		8,500	8,501
Fortis Bank NY, 5.07%, 06/30/08 (i)		1,300	1,300
Fortis Bank NY, 5.15%, 09/30/08 (i)		1,700	1,700
Royal Bank of Scotland NY, 5.07%, 03/26/08 (i)		900	899
			12,400

Sovereign - 9.1%
Belgium Treasury Bill, 4.00%, 11/15/07	EUR	15,000	21,287
Dutch Treasury Bill, 4.23%, 10/31/07	EUR	40,500	57,567
French Treasury Bill, 4.19%, 11/08/07	EUR	6,500	9,230
			88,084

U.S. Treasury Securities - 0.6%
U.S. Treasury Bill, 4.62%, 11/29/07 (o)		270	268
U.S. Treasury Bill, 3.96%, 12/13/07 (o)		6,010	5,966
			6,234

Total Short Term Investments (cost $131,653)			135,099

Total Investments - 126.3% (cost $1,218,397)			1,217,327
Securities Sold Short, Net – (3.3%)			(32,267)
Other Assets and Liabilities, Net - (23.0%)			(221,342)
Total Net Assets - 100%			$ 963,718

Securities Sold Short - 3.3%
GOVERNMENT SECURITIES - 3.3%
U.S. Treasury Securities - 3.3%
U.S. Treasury Note, 4.50%, 05/15/17, TBA (g)	32,450	$ 32,267

Total Government Securities Sold Short - 3.3% (proceeds $32,237)		$ 32,267

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (e)	429	$ 4
Mattress Discounters Corp. (c) (e)	1	-
		4
CONSUMER STAPLES - 0.0%
VFB LLC (c) (e)	79	1

INDUSTRIALS - 0.0%
Terex Corp. (c)	1	45

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (e)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (b) (c) (e)	3	18

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc.	1	26

Total Common Stocks (cost $515)		94

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.3%
ION Media Networks Inc., 0.00%, 11/15/49	-	918

ENERGY - 0.1%
Chesapeake Energy Corp., Convertible Preferred, 6.25%, 06/15/09	2	505

Total Preferred Stocks (cost $1,443)		1,423

WARRANTS - 0.0%
Mattress Discount Warrant (e) (f)	-	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Airplanes Pass Through Trust, 10.88%, 03/15/12 (d) (e)	$ 123	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $124)		-

CORPORATE BONDS AND NOTES - 94.0%

CONSUMER DISCRETIONARY - 32.4%
Affinion Group Inc., 10.13%, 10/15/13	1,480	1,561
Affinion Group Inc., 11.50%, 10/15/15	890	935
AMC Entertainment Inc., 11.00%, 02/01/16	2,505	2,668
Beazer Homes USA Inc., 6.50%, 11/15/13	538	398
Beazer Homes USA Inc., 6.88%, 07/15/15 (b)	3,000	2,220
Beazer Homes USA Inc., 8.13%, 06/15/16	1,500	1,170
Cablevision Systems Corp., 8.00%, 04/15/12 (k)	660	640
Caesars Entertainment Inc., 8.88%, 09/15/08	1,100	1,123
Caesars Entertainment Inc., 8.13%, 05/15/11	1,000	1,020
CCH I Holdings LLC, 11.75%, 05/15/14 (b) (k)	3,575	3,307
CCH I LLC, 11.00%, 10/01/15	2,293	2,322
Charter Communications Holdings II LLC, 10.25%, 09/15/10	1,590	1,626
Charter Communications LLC, 9.92%, 04/01/11 (k)	336	310
Charter Communications LLC, 11.75%, 05/15/11 (k)	495	475
Charter Communications LLC, 12.13%, 01/15/12 (k)	530	508
Clear Channel Communications Inc., 6.25%, 03/15/11	1,000	917
Clear Channel Communications Inc., 5.50%, 09/15/14	957	751
Clear Channel Communications Inc., 4.90%, 05/15/15	293	221
CSC Holdings Inc., 8.13%, 07/15/09	110	112
CSC Holdings Inc., 8.13%, 08/15/09	145	148
CSC Holdings Inc., 7.63%, 04/01/11	3,330	3,337
CSC Holdings Inc., 7.63%, 07/15/18	175	167
DI Finance/DynCorp International LLC, 9.50%, 02/15/13	1,605	1,661
DirecTV Holdings LLC, 6.38%, 06/15/15	3,700	3,510
EchoStar DBS Corp., 7.00%, 10/01/13	1,455	1,488
EchoStar DBS Corp., 7.13%, 02/01/16	2,190	2,250
Education Management LLC, 8.75%, 06/01/14	655	671
Education Management LLC, 10.25%, 06/01/16 (b)	1,755	1,816
Fontainebleau Las Vegas Holdings LLC, 10.25%, 06/15/15 (f)	3,000	2,813
Ford Motor Co., 8.88%, 01/15/22	335	288
Ford Motor Co., 6.63%, 10/01/28	2,300	1,714
Ford Motor Co., 7.45%, 07/16/31 (b)	3,915	3,073
Ford Motor Co., 8.90%, 01/15/32	895	738
Ford Motor Co., 4.25%, 12/15/36 (b)	320	374
General Motors Corp., 7.20%, 01/15/11 (b)	820	783
General Motors Corp. 7.13%, 07/15/13 (b)	895	821
General Motors Corp., 8.38%, 07/15/33 (b)	4,782	4,190
Harrah's Operating Co. Inc., 5.38%, 12/15/13	6,500	5,264
Herbst Gaming Inc., 8.13%, 06/01/12	1,400	1,255
Hertz Corp., 8.88%, 01/01/14	940	968
Hertz Corp., 10.50%, 01/01/16 (b)	3,310	3,575
Idearc Inc., 8.00%, 11/15/16	3,015	3,007
ION Media Networks Inc., 11.61%, 01/15/13 (f) (i)	305	311
K. Hovnanian Enterprises Inc., 7.50%, 05/15/16 (b)	2,000	1,590
K. Hovnanian Enterprises Inc., 8.63%, 01/15/17 (b)	1,025	846
KB Home, 5.75%, 02/01/14	1,650	1,394
Lear Corp., 5.75%, 08/01/14	5,000	4,200
McClatchy Co., 5.75%, 09/01/17	1,000	843
MGM Mirage Inc., 8.50%, 09/15/10	500	523

MGM Mirage Inc., 7.63%, 01/15/17	1,425	1,411
Michaels Stores Inc., 11.38%, 11/01/16	5,000	5,113
Neiman-Marcus Group Inc., 9.00%, 10/15/15	845	900
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (b)	2,705	2,948
NTL Cable Plc, 8.75%, 04/15/14	255	261
NTL Cable Plc, 9.13%, 08/15/16	2,165	2,246
Quebecor Media Inc., 7.75%, 03/15/16, TBA (f) (g)	1,200	1,145
R.H. Donnelley Corp., 8.88%, 10/15/17 (f)	638	648
Rainbow National Services LLC, 8.75%, 09/01/12 (f)	850	882
Rainbow National Services LLC, 10.38%, 09/01/14 (f)	170	187
Reader's Digest Association Inc., 9.00%, 02/15/17 (f)	3,000	2,700
R.H. Donnelley Corp., 6.88%, 01/15/13	3,925	3,709
R.H. Donnelley Corp., 6.88%, 01/15/13 (b)	200	189
R.H. Donnelley Corp., 8.88%, 01/15/16	1,200	1,223
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	1,500	1,478
Sealy Mattress Co., 8.25%, 06/15/14	1,150	1,159
Simmons Co., 10.00%, 12/15/14	1,350	1,077
Station Casinos Inc., 6.00%, 04/01/12	90	86
Station Casinos Inc., 6.50%, 02/01/14	1,000	880
Station Casinos Inc., 6.88%, 03/01/16	2,175	1,892
Station Casinos Inc., 7.75%, 08/15/16	690	683
Station Casinos Inc., 6.63%, 03/15/18	50	42
TRW Automotive Inc., 7.00%, 03/15/14 (f)	2,500	2,425
Univision Communications Inc., 9.75%, 03/15/15 (b) (f)	5,045	4,918
Valassis Communications Inc., 8.25%, 03/01/15	3,000	2,610
Warner Music Group Inc., 7.38%, 04/15/14	1,410	1,227
		117,941
CONSUMER STAPLES - 2.1%
Allied Security Escrow Corp., 11.38%, 07/15/11	775	775
Aramark Corp., 8.50%, 02/01/15	4,900	4,998
Aramark Corp., 8.86%, 02/01/15 (i)	220	222
Dole Food Co. Inc., 7.25%, 06/15/10	1,290	1,219
Dole Food Co. Inc., 8.88%, 03/15/11 (b)	250	244
		7,458
ENERGY - 8.0%
Chesapeake Energy Corp., 7.00%, 08/15/14	500	503
Chesapeake Energy Corp., 6.63%, 01/15/16	50	50
Chesapeake Energy Corp., 6.50%, 08/15/17 (b)	575	559
Chesapeake Energy Corp., 6.25%, 01/15/18	2,435	2,350
Complete Production Services Inc., 8.00%, 15/15/16	1,275	1,261
El Paso Corp., 7.88%, 06/15/12 (b)	2,000	2,092
El Paso Corp., 7.80%, 08/01/31	3,460	3,512
El Paso Corp., 7.75%, 01/15/32 (b)	430	437
Enterprise Products Operating LP, 8.38%, 08/01/16 (b)	860	884
International Coal Group Inc., 10.25%, 07/15/14	1,450	1,392
Petrohawk Energy Corp., 9.13%, 07/15/13	1,040	1,097
Pride International Inc., 7.38%, 07/15/14	2,000	2,050
Stone Energy Corp., 8.25%, 12/15/11 (b)	1,250	1,247
Transcontinental Gas Pipe Line Corp., 8.88%, 07/15/12	1,500	1,669
VeraSun Energy Corp., 9.38%, 06/01/17 (f)	5,380	4,626

Whiting Petroleum Corp., 7.25%, 05/01/12	825	811
Whiting Petroleum Corp., 7.00%, 02/01/14	625	600
Williams Cos. Inc., 7.13%, 09/01/11	1,000	1,036
Williams Cos. Inc., 8.13%, 03/15/12 (k)	500	539
Williams Cos. Inc., 7.63%, 07/15/19	50	54
Williams Cos. Inc., 8.75%, 03/15/32 (k)	1,975	2,273
		29,042
FINANCIALS - 14.2%
Ashtead Holdings Plc, 8.63%, 08/01/15 (f)	360	350
Basell AF SCA, 8.38%, 08/15/15 (b) (f)	1,180	1,077
CDX North America High Yield Index, 7.63%, 06/29/12 (b) (f)	13,000	12,562
Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (e)	117	1
Ford Motor Credit Co., 7.88%, 06/15/10	800	782
Ford Motor Credit Co., 10.94%, 06/15/11 (i)	1,070	1,092
Ford Motor Credit Co., 9.88%, 08/10/11	1,045	1,058
Ford Motor Credit Co., 8.11%, 01/13/12 (i)	1,598	1,509
Ford Motor Credit Co., 9.81%, 04/15/12 (b) (i)	1,005	1,040
Ford Motor Credit Co., 7.00%, 10/01/13	890	804
Ford Motor Credit Co., 8.00%, 12/15/16	870	814
E*Trade Financial Corp., 7.38%, 09/15/13	365	341
E*Trade Financial Corp., 7.88%, 12/01/15	625	578
General Motors Acceptance Corp., 6.88%, 08/28/12	1,915	1,796
General Motors Acceptance Corp., 8.00%, 11/01/31	6,490	6,367
Host Marriott LP, 7.13%, 11/01/13	2,075	2,091
Host Marriott LP, 6.38%, 03/15/15	75	73
JPMorgan Chase Bank, 9.31%, 11/08/07 (e) (f) (j)	1,882	1,872
Liberty Mutual Group, 7.80%, 03/15/37 (f)	2,000	1,946
Nielsen Finance LLC, 10.00%, 08/01/14	2,500	2,644
PGS Solutions Inc., 9.63%, 02/15/15 (f)	1,005	937
Residential Capital Corp., 6.38%, 06/30/10 (k)	3,282	2,724
Residential Capital LLC, 7.50%, 06/01/12 (l)	3,718	3,012
Royal Bank of Scotland Group Plc, 7.64% (callable at 100 beginning 09/29/17), TBA (g) (p)	1,356	1,414
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/14), TBA (f) (g) (p)	1,695	1,727
Saint Acquisition Corp., 12.50%, 05/15/17 (b) (f)	4,000	2,680
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	561
		51,852
HEALTH CARE - 5.9%
Community Health Systems Inc., 8.88%, 07/15/15 (f)	4,733	4,862
HCA Inc., 6.25%, 02/15/13	3,700	3,275
HCA Inc., 6.50%, 02/15/16 (b)	4,595	3,906
HCA Inc., 9.25%, 11/15/16 (f)	1,275	1,355
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 06/15/14 (b)	2,300	2,329
Tenet Healthcare Corp., 9.88%, 07/01/14 (b)	4,010	3,669
Tenet Healthcare Corp., 9.25%, 02/01/15 (k)	2,550	2,250
		21,646
INDUSTRIALS - 5.1%
Ashtead Capital Inc., 9.00%, 08/15/16 (f)	777	766
Continental Airlines Inc., 6.54%, 03/15/08	3	3
Deluxe Corp., 7.38%, 06/01/15 (b)	2,235	2,207
GrafTech Finance Inc., 10.25%, 02/15/12	235	245

Hawker Beechcraft Corp., 8.50%, 04/01/15 (f)	2,000	2,045
Holt Group Inc., 9.75%, 01/15/06 (d) (e)	125	-
Meritage Homes Corp., 7.00%, 05/01/14	2,000	1,600
Meritage Homes Corp., 6.25%, 03/15/15	4,000	3,121
Nortek Inc., 8.50%, 09/01/14	890	772
NTK Holdings Inc., 10.75%, 03/01/14 (b) (j) (k)	3,140	1,931
Penhall International Corp., 12.00%, 08/01/14 (f)	1,655	1,672
Radnor Holdings Corp., 11.00%, 03/15/10 (d)	100	-
Rental Service Corp., 9.50%, 12/01/14 (b)	1,035	988
Safety-Kleen Services, 9.25%, 06/01/08 (d)	125	-
Standard Pacific Corp., 7.00%, 08/15/15 (b)	4,000	2,840
United Air Lines Inc., 6.20%, 09/01/08	384	383
		18,573
INFORMATION TECHNOLOGY - 3.5%
Activant Solutions Inc., 9.50%, 05/01/16	1,355	1,192
Freescale Semiconductor Inc., 8.88%, 12/15/14	1,680	1,621
Freescale Semiconductor Inc., 10.13%, 12/15/16 (b)	8,100	7,533
Sungard Data Systems Inc., 9.13%, 08/15/13	400	416
Sungard Data Systems Inc., 10.25%, 08/15/15 (b)	2,015	2,106
		12,868
MATERIALS - 12.8%
Appleton Papers Inc., 9.75%, 06/15/14	1,795	1,791
Equistar Chemicals LP/Equistar Funding Corp., 10.13%, 09/01/08	571	590
Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	1,186	1,239
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	9,020	9,853
Georgia Gulf Corp., 9.50%, 10/15/14 (b)	2,540	2,324
Georgia-Pacific Corp., 8.13%, 05/15/11	650	660
Georgia-Pacific Corp., 7.70%, 06/15/15	2,000	1,990
Graham Packaging Co. Inc., 9.88%, 10/15/14 (b)	2,225	2,203
Graphic Packaging International Corp., 9.50%, 08/15/13 (b)	1,845	1,896
Ineos Group Holdings Plc, 8.50%, 02/15/16 (b) (f)	5,000	4,788
Koppers Inc., 9.88%, 10/15/13	2,000	2,115
Lyondell Chemical Co., 8.00%, 09/15/14	455	501
Lyondell Chemical Co., 8.25%, 09/15/16	375	423
Momentive Performance Materials Inc., 9.75%, 12/01/14 (f)	700	693
Montell Finance Co. BV, 8.10%, 03/15/27 (f)	2,630	2,288
NewPage Corp., 10.00%, 05/01/12	110	116
NewPage Corp., 11.61%, 05/01/12 (i)	1,295	1,392
NewPage Corp., 12.00%, 05/01/13 (b)	1,230	1,319
Novelis Inc., 7.25%, 02/15/15 (k)	825	796
Owens Brockway Glass Container Inc., 8.88%, 02/15/09	3,277	3,326
Smurfit-Stone Container Enterprises Inc., 8.38%, 07/01/12 (b)	585	585
Smurfit-Stone Container Enterprises Inc., 8.00%, 03/15/17	4,500	4,421
Verso Paper Holdings LLC, 9.13%, 08/01/14	80	82
Verso Paper Holdings LLC, 11.38%, 08/01/16 (b)	1,110	1,168
		46,559
TELECOMMUNICATION SERVICES - 7.0%
Cincinnati Bell Inc., 8.38%, 01/15/14	4,885	4,872
Citizens Communications Co., 7.13%, 03/15/19	620	611
Citizens Communications Co., 7.88%, 01/15/27	590	575

Citizens Communications Co., 9.00%, 08/15/31	281	285
FTD Inc., 7.75%, 02/15/14	1,281	1,217
Intelsat Bermuda Ltd., 8.89%, 01/15/15 (i)	650	657
Intelsat Bermuda Ltd., 11.25%, 06/15/16	2,890	3,095
Intelsat Ltd., 6.50%, 11/01/13	5,200	3,952
Level 3 Financing Inc., 9.25%, 11/01/14	925	911
Level 3 Financing Inc., 9.15%, 02/15/15 (b) (i)	240	229
Level 3 Financing Inc., 8.75%, 02/15/17	300	290
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (f)	945	997
PanAmSat Corp., 9.00%, 06/15/16	295	304
Qwest Communications International Inc., 7.50%, 02/15/14	825	835
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	145	147
Rural Cellular Corp., 9.88%, 02/01/10	630	658
TL Acquisition Corp., 10.50%, 01/15/15 (f)	3,000	2,964
TL Acquisition Corp., 13.25%, 07/15/15 (b) (f) (k)	1,000	810
Windstream Corp., 8.63%, 08/01/16	1,925	2,053
		25,462
UTILITIES - 3.0%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	152
AES Corp., 8.75%, 06/15/08	50	51
AES Corp., 9.50%, 06/01/09	1,200	1,248
AES Corp., 9.38%, 09/15/10	50	53
AES Corp., 8.88%, 02/15/11 (b)	25	26
AES Corp., 9.00%, 05/15/15 (f)	230	242
Dynegy Holdings Inc., 7.75%, 06/01/19 (f)	3,000	2,869
Dynegy Holdings Inc., 7.63%, 10/15/26	125	113
Edison Mission Energy, 7.50%, 06/15/13	170	174
Edison Mission Energy, 7.75%, 06/15/16	940	973
Midwest Generation LLC, 8.56%, 01/02/16	693	741
Mirant North America LLC, 7.38%, 12/31/13 (b)	1,780	1,806
Orion Power Holdings Inc., 12.00%, 05/01/10	2,025	2,217
Southern Natural Gas Co., 8.00%, 03/01/32	270	305
		10,970

Total Corporate Bonds and Notes (cost $353,919)		342,371

SHORT TERM INVESTMENTS - 29.9%
Mutual Funds - 4.7%
JNL Money Market Fund, 5.07% (a) (h)	17,152	17,152

Securities Lending Collateral - 25.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	91,538	91,538

Total Short Term Investments (cost $108,690)		108,690

Total Investments - 124.3% (cost $464,691)		452,578
Other Assets and Liabilities, Net - (24.3%)		(88,582)
Total Net Assets - 100%		$ 363,996

JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 17.7%
Abercrombie & Fitch Co. - Class A	27	$ 2,147
BorgWarner Inc.	26	2,398
Brunswick Corp. (b)	133	3,045
Comcast Corp. - Class A (c)	198	4,778
Ford Motor Co. (b) (c)	254	2,157
Fortune Brands Inc.	30	2,461
General Motors Corp. (b)	124	4,536
Home Depot Inc.	133	4,308
Liz Claiborne Inc. (b)	77	2,637
Macy's Inc.	116	3,743
Sherwin-Williams Co.	46	3,029
VF Corp.	31	2,511
		37,750
CONSUMER STAPLES - 3.3%
Altria Group Inc.	47	3,296
Archer-Daniels-Midland Co.	112	3,718
		7,014
ENERGY - 11.2%
Apache Corp.	50	4,539
Chevron Corp.	57	5,296
ConocoPhillips	60	5,293
Newfield Exploration Co. (b) (c)	85	4,070
Occidental Petroleum Corp.	73	4,703
		23,901
FINANCIALS - 31.1%
Allstate Corp.	65	3,735
American International Group Inc.	78	5,304
Bank of America Corp.	102	5,107
Citigroup Inc.	111	5,190
Fannie Mae	85	5,181
Hartford Financial Services Group Inc.	47	4,304
JPMorgan Chase & Co.	117	5,356
Lincoln National Corp. (b)	49	3,252
Merrill Lynch & Co. Inc.	71	5,089
Radian Group Inc. (b)	99	2,295
Sovereign Bancorp Inc. (b)	154	2,624
Travelers Cos. Inc.	81	4,062
Wachovia Corp.	107	5,386
Washington Mutual Inc. (b)	116	4,096
Wells Fargo & Co.	143	5,098
		66,079
HEALTH CARE - 4.5%
Cigna Corp.	42	2,222
Merck & Co. Inc.	43	2,207
Pfizer Inc.	209	5,104
		9,533
INDUSTRIALS - 6.2%
Caterpillar Inc.	63	4,933

Goodrich Corp.	60	4,080
Masco Corp. (b)	182	4,224
		13,237
INFORMATION TECHNOLOGY - 9.4%
Computer Sciences Corp. (b) (c)	67	3,729
Hewlett-Packard Co.	66	3,281
Intel Corp.	146	3,770
International Business Machines Corp. (b)	39	4,630
Motorola Inc.	250	4,630
		20,040
MATERIALS - 7.6%
Dow Chemical Co.	100	4,284
EI Du Pont de Nemours & Co.	74	3,653
Nucor Corp. (b)	84	5,014
PPG Industries Inc. (b)	44	3,294
		16,245
TELECOMMUNICATION SERVICES - 6.8%
AT&T Inc.	127	5,362
Sprint Nextel Corp.	237	4,495
Verizon Communications Inc.	103	4,556
		14,413
UTILITIES - 2.0%
Dominion Resources Inc. (b)	50	4,181

Total Common Stocks (cost $208,387)		212,393

SHORT TERM INVESTMENTS - 16.3%
Mutual Funds - 0.1%
JNL Money Market Fund, 5.07% (a) (h)	254	254

Securities Lending Collateral - 16.2%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	34,483	34,483

Total Short Term Investments (cost $34,737)		34,737

Total Investments - 116.1% (cost $243,124)		247,130
Other Assets and Liabilities, Net - (16.1%)		(34,361)
Total Net Assets - 100%		$ 212,769

JNL/Putnam Equity Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 16.9%
Apollo Group Inc. - Class A (b) (c)	9	$ 553
Best Buy Co. Inc. (b)	25	1,155
Big Lots Inc. (b) (c)	6	164
Burger King Holdings Inc.	25	627
Carnival Corp.	4	203
Harley-Davidson Inc. (b)	20	933
Home Depot Inc.	29	950
J.C. Penney Co. Inc.	15	944

John Wiley & Sons Inc.	6	272
Johnson Controls Inc.	8	945
Macy's Inc.	21	666
McGraw-Hill Cos. Inc.	40	2,013
Nordstrom Inc.	24	1,130
Omnicom Group Inc.	25	1,222
R.H. Donnelley Corp. (c)	11	594
Royal Caribbean Cruises Ltd.	4	141
Sherwin-Williams Co.	9	559
Staples Inc.	45	967
Starbucks Corp. (c)	9	227
WABCO Holdings Inc.	11	525
Wyndham Worldwide Corp. (b)	16	511
Yum! Brands Inc.	13	430
		15,731
CONSUMER STAPLES - 3.5%
Clorox Co.	15	884
CVS Corp.	60	2,378
		3,262
ENERGY - 8.7%
Apache Corp.	8	729
ConocoPhillips	23	1,985
Devon Energy Corp.	7	599
Halliburton Co.	12	453
Hess Corp.	15	1,011
Marathon Oil Corp.	16	929
Occidental Petroleum Corp.	20	1,276
Valero Energy Corp.	12	779
XTO Energy Inc.	6	377
		8,138
FINANCIALS - 32.7%
AMBAC Financial Group Inc. (b)	3	208
American International Group Inc.	54	3,673
Assurant Inc.	6	305
Bank of America Corp.	57	2,865
Bear Stearns Cos. Inc.	21	2,518
Blackstone Group LP (b) (c)	33	838
Capital One Financial Corp.	50	3,288
CB Richard Ellis Group Inc. - Class A (b) (c)	49	1,363
Countrywide Financial Corp. (b)	40	759
Franklin Resources Inc.	11	1,454
Genworth Financial Inc. - Class A	14	432
Goldman Sachs Group Inc.	17	3,577
Lehman Brothers Holdings Inc.	27	1,691
MGIC Investment Corp. (b)	26	830
Moody's Corp.	19	958
Morgan Stanley	18	1,159
PMI Group Inc.	38	1,252
Prudential Financial Inc.	2	195
Radian Group Inc. (b)	35	815

U.S. Bancorp	56	1,831
Wells Fargo & Co.	11	395
		30,406
HEALTH CARE - 7.5%
Aetna Inc. (o)	38	2,073
Cardinal Health Inc.	1	63
Cigna Corp.	10	549
Express Scripts Inc. (c)	18	1,005
McKesson Corp.	1	65
Medco Health Solutions Inc. (c)	7	642
Quest Diagnostics Inc. (b)	11	612
UnitedHealth Group Inc.	41	1,961
		6,970
INDUSTRIALS - 13.0%
American Standard Cos. Inc.	17	616
AMR Corp. (b) (c)	18	397
Boeing Co.	15	1,596
Burlington Northern Santa Fe Corp.	5	390
Caterpillar Inc.	13	988
Cummins Inc.	3	345
Danaher Corp.	16	1,323
Dun & Bradstreet Corp.	3	306
General Cable Corp. (c)	6	369
General Dynamics Corp.	13	1,081
ITT Corp.	13	897
L-3 Communications Holdings Inc.	6	603
Lockheed Martin Corp.	8	835
Norfolk Southern Corp.	6	322
Republic Services Inc. - Class A	4	128
United Technologies Corp.	24	1,914
		12,110
INFORMATION TECHNOLOGY - 16.5%
Accenture Ltd.	9	374
Adobe Systems Inc. (c)	18	768
Amphenol Corp. - Class A	26	1,042
Apple Inc. (c)	12	1,766
Autodesk Inc. (c)	8	385
Cisco Systems Inc. (c)	99	3,286
Cognizant Technology Solutions Corp. (c)	12	933
Corning Inc.	23	555
Dell Inc. (c)	25	684
eBay Inc. (c)	14	550
Google Inc. - Class A (c)	3	1,589
Hewlett-Packard Co.	33	1,622
MasterCard Inc. (b)	1	207
Oracle Corp. (c)	61	1,327
Research In Motion Ltd. (c)	3	286
		15,374
MATERIALS - 0.5%
Freeport-McMoRan Copper & Gold Inc.	5	472

Total Common Stocks (cost $82,336)		92,463

SHORT TERM INVESTMENTS - 9.5%
Repurchase Agreement - 0.8%
Repurchase Agreement with Bank of America Securities, 4.77% (Collateralized by $730
Federal Home Loan Mortgage Corp., 6.00%, due 07/06/17, value $744) acquired
on 09/28/07, due 10/01/07 at $729	729	729

Securities Lending Collateral - 8.7%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	8,148	8,148

Total Short Term Investments (cost $8,877)		8,877

Total Investments - 108.8% (cost $91,213)		101,340
Other Assets and Liabilities, Net - (8.8%)		(8,226)
Total Net Assets - 100%		$ 93,114

JNL/Putnam Midcap Growth Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 19.4%
Aeropostale Inc. (c)	17	$ 326
American Greetings Corp. (b)	23	601
AutoZone Inc. (c)	1	105
Big Lots Inc. (b) (c)	19	552
Black & Decker Corp. (b)	1	92
CBRL Group Inc.	1	57
Choice Hotels International Inc.	13	487
Deckers Outdoor Corp. (c)	1	55
Dick's Sporting Goods Inc. (c)	1	67
Dollar Tree Stores Inc. (b) (c)	11	434
GameStop Corp. - Class A (c)	2	101
Gentex Corp. (b)	8	163
Hasbro Inc.	20	555
ITT Educational Services Inc. (c)	5	615
Mattel Inc.	25	591
NVR Inc. (b) (c)	1	347
Phillips-Van Heusen	1	68
Polo Ralph Lauren Corp.	1	70
RadioShack Corp. (b)	20	403
Regal Entertainment Group - Class A (b)	4	94
Sherwin-Williams Co.	1	92
Sotheby's Holdings - Class A (b)	4	196
Tempur-Pedic International Inc. (b)	16	559
TJX Cos. Inc.	10	302
		6,932
CONSUMER STAPLES - 2.2%
Hansen Natural Corp. (c)	1	79
Loews Corp. - Carolina Group	7	576
WM Wrigley Jr. Co.	2	128

		783
ENERGY - 8.9%
Cameron International Corp. (c)	6	590
Frontier Oil Corp.	13	550
Global Industries Ltd. (c)	22	576
Grant Prideco Inc. (c)	3	142
Holly Corp.	2	90
National Oilwell Varco Inc. (c)	4	520
Noble Corp.	10	491
Noble Energy Inc.	1	84
Western Refining Inc. (b)	3	138
		3,181
FINANCIALS - 9.0%
Affiliated Managers Group Inc. (b) (c)	2	230
Assurant Inc.	3	182
Axis Capital Holdings Ltd.	8	306
CB Richard Ellis Group Inc. - Class A (c)	14	384
Federated Investors Inc. - Class B (b)	14	536
Moody's Corp. (b)	9	478
SEI Investments Co.	1	25
Taubman Centers Inc.	7	394
Unibanco - Uniao de Bancos Brasileiros SA - GDR	5	683
		3,218
HEALTH CARE - 13.9%
Advanced Medical Optics Inc. (b) (c)	-	-
AMERIGROUP Corp. (c)	3	90
Applera Corp. - Applied Biosystems Group	16	568
Becton Dickinson & Co.	5	386
Coventry Health Care Inc. (c)	10	597
CR Bard Inc.	1	44
DENTSPLY International Inc.	4	171
Edwards Lifesciences Corp. (b) (c)	3	123
Endo Pharmaceuticals Holdings Inc. (b) (c)	4	118
Genzyme Corp. (c)	5	322
Henry Schein Inc. (c)	2	146
Humana Inc. (c)	8	584
Kinetic Concepts Inc. (c)	7	381
PerkinElmer Inc.	3	73
Sepracor Inc. (c)	4	102
Techne Corp. (c)	1	69
Waters Corp. (c)	9	576
Watson Pharmaceuticals Inc. (c)	2	71
WellCare Health Plans Inc. (c)	5	569
		4,990
INDUSTRIALS - 17.8%
Ametek Inc.	2	91
Ceradyne Inc. (c)	7	523
Continental Airlines Inc. - Class B (b) (c)	6	182
Covanta Holding Corp. (c)	24	588
Dun & Bradstreet Corp.	3	266

Fluor Corp.	3	374
Foster Wheeler Ltd. (c)	1	79
Gardner Denver Inc. (c)	8	308
ITT Corp.	6	414
Korn/Ferry International (c)	4	64
L-3 Communications Holdings Inc.	6	572
Labor Ready Inc. (b) (c)	6	109
Manitowoc Co. Inc.	3	120
McDermott International Inc. (c)	9	460
Pall Corp.	2	70
Precision Castparts Corp.	4	636
Republic Services Inc. - Class A	2	72
Roper Industries Inc.	2	105
Steelcase Inc.	11	202
Stericycle Inc. (c)	7	400
Teleflex Inc.	7	577
Wabtec Corp.	4	157
		6,369
INFORMATION TECHNOLOGY - 14.2%
Autodesk Inc. (c)	12	585
AVX Corp. (b)	8	132
BMC Software Inc. (c)	18	556
Cadence Design Systems Inc. (c)	3	71
Emulex Corp. (c)	22	423
InterDigital Inc. (c)	8	170
j2 Global Communications Inc. (b) (c)	7	232
Juniper Networks Inc. (c)	5	198
KLA-Tencor Corp. (b)	1	56
MEMC Electronic Materials Inc. (c)	9	553
National Semiconductor Corp.	6	149
Novell Inc. (c)	48	363
Nvidia Corp. (c)	16	582
Paychex Inc.	7	279
Teradyne Inc. (b) (c)	36	491
Trimble Navigation Ltd. (c)	2	74
Varian Semiconductor Equipment Associates Inc. (c)	1	70
Websense Inc. (b) (c)	4	82
		5,066
MATERIALS - 7.8%
Albemarle Corp.	8	333
Carpenter Technology Corp.	3	403
Celanese Corp. - Class A	2	74
CF Industries Holdings Inc.	9	659
Cleveland-Cliffs Inc. (b)	5	422
Lubrizol Corp.	6	384
Pactiv Corp. (c)	2	69
Sigma-Aldrich Corp. (b)	2	78
United States Steel Corp.	4	371
		2,793
TELECOMMUNICATION SERVICES - 2.4%

CenturyTel Inc.	12	540
Embarq Corp.	3	167
NeuStar Inc. - Class A (b) (c)	3	86
Telephone & Data Systems Inc.	1	67
		860
UTILITIES - 3.2%
Edison International Inc.	5	288
Mirant Corp. (c)	12	476
Oneok Inc.	3	147
Reliant Energy Inc. (c)	8	192
Sempra Energy	1	41
		1,144

Total Common Stocks (cost $33,738)		35,336

INVESTMENT FUNDS - 1.1%
iShares Russell 2000 Index Fund (b)	2	152
Midcap SPDR Trust Series 1 (b)	1	96
PowerShares QQQ Trust, Series 1 (b)	1	67
SPDR Trust Series 1 (b)	1	92

Total Investment Funds (cost $393)		407

SHORT TERM INVESTMENTS - 18.2%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.07% (a) (h)	78	78

Securities Lending Collateral - 18.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	6,415	6,415

Total Short Term Investments (cost $6,493)		6,493

Total Investments - 118.1% (cost $40,624)		42,236
Other Assets and Liabilities, Net - (18.1%)		(6,482)
Total Net Assets - 100%		$ 35,754

JNL/S&P Disciplined Growth Fund
INVESTMENT FUNDS - 96.1%
JNL/Mellon Capital Management 25 Fund (a)	24	$ 359
JNL/Mellon Capital Management Bond Index Fund (a)	40	452
JNL/Mellon Capital Management International Index Fund (a)	111	2,075
JNL/Mellon Capital Management JNL 5 Fund (a)	60	934
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	78	986
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	22	364
JNL/Mellon Capital Management S&P 500 Index Fund (a)	155	2,038
JNL/Mellon Capital Management Select Small-Cap Fund (a)	15	364
JNL/Mellon Capital Management Small Cap Index Fund (a)	23	355
JNL/Mellon Capital Management VIP Fund (a)	63	963
JNL/PIMCO Real Return Fund (a)	43	457

Total Investment Funds (cost $8,894)		9,347

Total Investments - 96.1% (cost $8,894)		9,347
Other Assets and Liabilities, Net - 3.9%		375
Total Net Assets - 100%		$ 9,722

JNL/S&P Disciplined Moderate Fund
INVESTMENT FUNDS - 100.0%
JNL/Goldman Sachs Short Duration Bond Fund (a)	88	$ 944
JNL/Mellon Capital Management Bond Index Fund (a)	336	3,796
JNL/Mellon Capital Management International Index Fund (a)	126	2,354
JNL/Mellon Capital Management JNL 5 Fund (a)	62	970
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	81	1,018
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	34	568
JNL/Mellon Capital Management S&P 500 Index Fund (a)	411	5,392
JNL/Mellon Capital Management Small Cap Index Fund (a)	25	373
JNL/Mellon Capital Management VIP Fund (a)	65	996
JNL/PIMCO Real Return Fund (a)	272	2,877

Total Investment Funds (cost $18,654)		19,288

Total Investments - 100.0% (cost $18,654)		19,288
Other Assets and Liabilities, Net - 0.0%		4
Total Net Assets - 100%		$ 19,292

JNL/S&P Disciplined Moderate Growth Fund
INVESTMENT FUNDS - 98.7%
JNL/Goldman Sachs Short Duration Bond Fund (a)	124	$ 1,325
JNL/Mellon Capital Management 25 Fund (a)	53	784
JNL/Mellon Capital Management Bond Index Fund (a)	118	1,330
JNL/Mellon Capital Management International Index Fund (a)	265	4,950
JNL/Mellon Capital Management JNL 5 Fund (a)	139	2,174
JNL/Mellon Capital Management JNL Optimized 5 Fund (a)	181	2,291
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (a)	48	794
JNL/Mellon Capital Management S&P 500 Index Fund (a)	535	7,014
JNL/Mellon Capital Management Select Small-Cap Fund (a)	33	797
JNL/Mellon Capital Management Small Cap Index Fund (a)	51	779
JNL/Mellon Capital Management VIP Fund (a)	146	2,240
JNL/PIMCO Real Return Fund (a)	255	2,688

Total Investment Funds (cost $26,122)		27,166

Total Investments - 98.7% (cost $26,122)		27,166
Other Assets and Liabilities, Net - 1.3%		365
Total Net Assets - 100%		$ 27,531

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT FUNDS - 100.0%
JNL/AIM Large Cap Growth Fund (a)	3,880	$ 58,904
JNL/AIM Real Estate Fund (a)	1,238	19,150

JNL/Credit Suisse Global Natural Resources Fund (a)	680	9,540
JNL/Credit Suisse Long/Short Fund (a)	1,371	15,057
JNL/Eagle Core Equity Fund (a)	845	15,492
JNL/Eagle SmallCap Equity Fund (a)	623	15,729
JNL/FI Mid-Cap Equity Fund (a)	1,081	22,935
JNL/Franklin Templeton Small Cap Value Fund (a)	1,433	18,916
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,202	30,318
JNL/Goldman Sachs Short Duration Bond Fund (a)	5	48
JNL/JPMorgan International Equity Fund (a)	2,669	43,209
JNL/JPMorgan International Value Fund (a)	3,309	52,752
JNL/Lazard Emerging Markets Fund (a)	2,424	34,086
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	244	9,123
JNL/Oppenheimer Global Growth Fund (a)	2,082	35,246
JNL/PIMCO Real Return Fund (a)	3,212	33,917
JNL/PIMCO Total Return Bond Fund (a)	2,725	33,223
JNL/PPM America Value Equity Fund (a)	653	14,054
JNL/Select Value Fund (a)	2,783	59,642
JNL/T. Rowe Price Established Growth Fund (a)	3,916	95,978
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,037	35,782
JNL/T. Rowe Price Value Fund (a)	3,856	64,701

Total Investment Funds (cost $557,333)		717,802

Total Investments - 100.0% (cost $557,333)		717,802
Other Assets and Liabilities, Net - 0.0%		276
Total Net Assets - 100%		$ 718,078

JNL/S&P Managed Conservative Fund
INVESTMENT FUNDS - 99.9%
JNL/AIM Large Cap Growth Fund (a)	641	$ 9,728
JNL/AIM Real Estate Fund (a)	341	5,282
JNL/Goldman Sachs Core Plus Bond Fund (a)	2,778	33,473
JNL/Goldman Sachs Short Duration Bond Fund (a)	4,206	44,965
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	938	11,089
JNL/PIMCO Real Return Fund (a)	3,066	32,378
JNL/PIMCO Total Return Bond Fund (a)	3,689	44,967
JNL/PPM America High Yield Bond Fund (a)	1,321	11,043
JNL/PPM America Value Equity Fund (a)	170	3,662
JNL/Select Value Fund (a)	455	9,758
JNL/T. Rowe Price Established Growth Fund (a)	419	10,263
JNL/T. Rowe Price Value Fund (a)	571	9,573

Total Investment Funds (cost $215,472)		226,181

Total Investments - 99.9% (cost $215,472)		226,181
Other Assets and Liabilities, Net - 0.1%		317
Total Net Assets - 100%		$ 226,498

JNL/S&P Managed Growth Fund
INVESTMENT FUNDS - 100.0%

JNL/AIM Large Cap Growth Fund (a)	7,321	$ 111,131
JNL/AIM Real Estate Fund (a)	1,849	28,608
JNL/Credit Suisse Global Natural Resources Fund (a)	691	9,681
JNL/Credit Suisse Long/Short Fund (a)	1,412	15,499
JNL/Eagle Core Equity Fund (a)	1,663	30,497
JNL/Eagle SmallCap Equity Fund (a)	1,089	27,517
JNL/FI Mid-Cap Equity Fund (a)	1,673	35,479
JNL/Franklin Templeton Small Cap Value Fund (a)	2,086	27,535
JNL/Goldman Sachs Core Plus Bond Fund (a)	5,309	63,973
JNL/Goldman Sachs Mid Cap Value Fund (a)	3,664	50,447
JNL/Goldman Sachs Short Duration Bond Fund (a)	5,938	63,477
JNL/JPMorgan International Equity Fund (a)	5,107	82,678
JNL/JPMorgan International Value Fund (a)	6,181	98,523
JNL/Lazard Emerging Markets Fund (a)	3,379	47,505
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	421	15,783
JNL/Oppenheimer Global Growth Fund (a)	3,234	54,752
JNL/PIMCO Real Return Fund (a)	4,935	52,110
JNL/PIMCO Total Return Bond Fund (a)	5,021	61,203
JNL/PPM America Value Equity Fund (a)	917	19,742
JNL/Select Value Fund (a)	5,187	111,147
JNL/T. Rowe Price Established Growth Fund (a)	6,617	162,180
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,875	64,684
JNL/T. Rowe Price Value Fund (a)	7,189	120,638

Total Investment Funds (cost $1,090,374)		1,354,789

Total Investments - 100.0% (cost $1,090,374)		1,354,789
Other Assets and Liabilities, Net - 0.0%		78
Total Net Assets - 100%		$ 1,354,867

JNL/S&P Managed Moderate Fund
INVESTMENT FUNDS - 99.9%
JNL/AIM Large Cap Growth Fund (a)	1,743	$ 26,464
JNL/AIM Real Estate Fund (a)	651	10,066
JNL/FI Mid-Cap Equity Fund (a)	292	6,189
JNL/Franklin Templeton Small Cap Value Fund (a)	246	3,254
JNL/Goldman Sachs Core Plus Bond Fund (a)	3,722	44,854
JNL/Goldman Sachs Mid Cap Value Fund (a)	308	4,238
JNL/Goldman Sachs Short Duration Bond Fund (a)	6,186	66,128
JNL/JPMorgan International Equity Fund (a)	861	13,942
JNL/JPMorgan International Value Fund (a)	1,241	19,788
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	1,371	16,210
JNL/Lazard Emerging Markets Fund (a)	753	10,580
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	185	6,922
JNL/Oppenheimer Global Growth Fund (a)	24	414
JNL/PIMCO Real Return Fund (a)	4,744	50,097
JNL/PIMCO Total Return Bond Fund (a)	5,509	67,158
JNL/PPM America High Yield Bond Fund (a)	2,651	22,163
JNL/PPM America Value Equity Fund (a)	304	6,548
JNL/Select Value Fund (a)	1,253	26,851

JNL/T. Rowe Price Established Growth Fund (a)	1,129	27,667
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	289	9,967
JNL/T. Rowe Price Value Fund (a)	1,526	25,612

Total Investment Funds (cost $428,815)		465,112

Total Investments - 99.9% (cost $428,815)		465,112
Other Assets and Liabilities, Net - 0.1%		653
Total Net Assets - 100%		$ 465,765

JNL/S&P Managed Moderate Growth Fund
INVESTMENT FUNDS - 99.9%
JNL/AIM Large Cap Growth Fund (a)	5,700	$ 86,521
JNL/AIM Real Estate Fund (a)	1,557	24,085
JNL/Credit Suisse Global Natural Resources Fund (a)	1,174	16,461
JNL/Credit Suisse Long/Short Fund (a)	1,414	15,522
JNL/Eagle Core Equity Fund (a)	850	15,592
JNL/Eagle SmallCap Equity Fund (a)	1,116	28,198
JNL/FI Mid-Cap Equity Fund (a)	995	21,108
JNL/Franklin Templeton Small Cap Value Fund (a)	1,959	25,865
JNL/Goldman Sachs Core Plus Bond Fund (a)	8,031	96,775
JNL/Goldman Sachs Mid Cap Value Fund (a)	2,672	36,794
JNL/Goldman Sachs Short Duration Bond Fund (a)	8,164	87,275
JNL/JPMorgan International Equity Fund (a)	4,424	71,624
JNL/JPMorgan International Value Fund (a)	5,425	86,477
JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	3,937	46,535
JNL/Lazard Emerging Markets Fund (a)	2,442	34,337
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	432	16,160
JNL/Oppenheimer Global Growth Fund (a)	1,518	25,699
JNL/PIMCO Real Return Fund (a)	12,131	128,101
JNL/PIMCO Total Return Bond Fund (a)	13,147	160,260
JNL/PPM America High Yield Bond Fund (a)	51	429
JNL/PPM America Value Equity Fund (a)	930	20,018
JNL/Select Value Fund (a)	3,801	81,465
JNL/T. Rowe Price Established Growth Fund (a)	5,171	126,738
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	1,032	35,617
JNL/T. Rowe Price Value Fund (a)	5,610	94,134

Total Investment Funds (cost $1,190,391)		1,381,790

Total Investments - 99.9% (cost $1,190,391)		1,381,790
Other Assets and Liabilities, Net - 0.1%		932
Total Net Assets - 100%		$ 1,382,722

JNL/S&P Growth Retirement Strategy Fund
INVESTMENT FUNDS - 100.2%
iShares Cohen & Steers Realty Majors Index Fund	1	$ 68
iShares Comex Gold Trust Fund	1	70
iShares Dow Jones Select Dividend Fund	1	66
iShares FTSE/Xinhua China 25 Index Fund (b)	-	79

iShares iBoxx $ Investment Grade Corp. Bond Fund	2	161
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	161
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund (b)	3	337
iShares MSCI EAFE Index Fund	4	346
iShares MSCI EAFE Value Index Fund	1	99
iShares MSCI Japan Index Fund (b)	5	66
iShares Nasdaq Biotechnology Index Fund (b)	1	67
iShares Russell 2000 Index Fund (b)	2	169
iShares Russell 2000 Value Index Fund (b)	2	134
iShares S&P 400 Growth Index Fund	2	136
iShares S&P 400 Index Fund	2	204
iShares S&P 500 Index Fund	6	851
Vanguard Emerging Markets Vipers (b)	1	112
Vanguard Energy Vipers	1	106
Vanguard Pacific Vipers (b)	2	175

Total Investment Funds (cost $3,171)		3,407

SHORT TERM INVESTMENTS - 37.5%
Securities Lending Collateral - 37.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	1,276	1,276

Total Short Term Investments (cost $1,276)		1,276

Total Investments - 137.7% (cost $4,447)		4,683
Other Assets and Liabilities, Net - (37.7%)		(1,282)
Total Net Assets - 100%		$ 3,401

JNL/S&P Moderate Growth Retirement Strategy Fund
INVESTMENT FUNDS - 100.1%
iShares Cohen & Steers Realty Majors Index Fund	1	$ 66
iShares Comex Gold Trust Fund	1	65
iShares Dow Jones Select Dividend Fund	1	63
iShares iBoxx $ Investment Grade Corp. Bond Fund	3	314
iShares Lehman 7-10 Year Treasury Bond Fund (b)	2	155
iShares Lehman Aggregate Bond Fund (b)	3	312
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund (b)	5	465
iShares MSCI EAFE Index Fund (b)	3	234
iShares MSCI EAFE Value Index Fund	1	65
iShares Russell 2000 Index Fund (b)	1	96
iShares Russell 2000 Value Index Fund (b)	1	63
iShares S&P 400 Growth Index Fund (b)	1	65
iShares S&P 400 Index Fund	1	128
iShares S&P 500 Index Fund	5	804
Vanguard Emerging Markets Vipers (b)	1	68
Vanguard Energy Vipers	1	66
Vanguard Pacific Vipers (b)	2	168

Total Investment Funds (cost $3,035)		3,197

SHORT TERM INVESTMENTS - 34.6%
Securities Lending Collateral - 34.6%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	1,104	1,104

Total Short Term Investments (cost $1,104)		1,104

Total Investments - 134.7% (cost $4,139)		4,301
Other Assets and Liabilities, Net - (34.7%)		(1,109)
Total Net Assets - 100%		$ 3,192

JNL/S&P Moderate Retirement Strategy Fund
INVESTMENT FUNDS - 100.4%
iShares Cohen & Steers Realty Majors Index Fund	1	$ 55
iShares Dow Jones Select Dividend Fund	1	53
iShares Dow Jones US Utilities Sector Index Fund (b)	1	54
iShares iBoxx $ Investment Grade Corp. Bond Fund (b)	5	543
iShares Lehman 1-3 Year Treasury Bond Fund (b)	2	134
iShares Lehman Aggregate Bond Fund (b)	4	404
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund (b)	5	542
iShares MSCI EAFE Index Fund (b)	2	142
iShares Russell 2000 Index Fund (b)	1	55
iShares S&P 400 Index Fund	1	55
iShares S&P 500 Index Fund	5	690

Total Investment Funds (cost $2,648)		2,727

SHORT TERM INVESTMENTS - 35.0%
Securities Lending Collateral - 35.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	949	949

Total Short Term Investments (cost $949)		949

Total Investments - 135.4% (cost $3,597)		3,676
Other Assets and Liabilities, Net - (35.4%)		(962)
Total Net Assets - 100%		$ 2,714

JNL/S&P Retirement 2015 Fund
INVESTMENT FUNDS - 99.4%
JNL/AIM Large Cap Growth Fund (a)	74	$ 1,126
JNL/AIM Real Estate Fund (a)	18	283
JNL/Credit Suisse Global Natural Resources Fund (a)	8	105
JNL/Credit Suisse Long/Short Fund (a)	51	564
JNL/Eagle SmallCap Equity Fund (a)	11	289
JNL/FI Mid-Cap Equity Fund (a)	3	65
JNL/Franklin Templeton Small Cap Value Fund (a)	20	270
JNL/Goldman Sachs Core Plus Bond Fund (a)	115	1,384
JNL/Goldman Sachs Mid Cap Value Fund (a)	30	415
JNL/Goldman Sachs Short Duration Bond Fund (a)	28	303
JNL/JPMorgan International Equity Fund (a)	59	960
JNL/JPMorgan International Value Fund (a)	67	1,065
JNL/Lazard Emerging Markets Fund (a)	23	325
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	10	392
JNL/Oppenheimer Global Growth Fund (a)	10	169
JNL/PIMCO Real Return Fund (a)	115	1,219
JNL/PIMCO Total Return Bond Fund (a)	128	1,566
JNL/PPM America Value Equity Fund (a)	19	398
JNL/Select Value Fund (a)	44	936
JNL/T. Rowe Price Established Growth Fund (a)	52	1,273
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	11	397
JNL/T. Rowe Price Value Fund (a)	54	913

Total Investment Funds (cost $13,532)		14,417

Total Investments - 99.4% (cost $13,532)		14,417
Other Assets and Liabilities, Net - 0.6%		93
Total Net Assets - 100%		$ 14,510

JNL/S&P Retirement 2020 Fund
INVESTMENT FUNDS - 99.9%
JNL/AIM Large Cap Growth Fund (a)	45	$ 679
JNL/AIM Real Estate Fund (a)	14	213
JNL/Credit Suisse Global Natural Resources Fund (a)	11	152
JNL/Credit Suisse Long/Short Fund (a)	26	287
JNL/Eagle SmallCap Equity Fund (a)	6	158
JNL/FI Mid-Cap Equity Fund (a)	3	63
JNL/Franklin Templeton Small Cap Value Fund (a)	11	145
JNL/Goldman Sachs Core Plus Bond Fund (a)	11	135
JNL/Goldman Sachs Mid Cap Value Fund (a)	21	291
JNL/Goldman Sachs Short Duration Bond Fund (a)	13	144
JNL/JPMorgan International Equity Fund (a)	34	556
JNL/JPMorgan International Value Fund (a)	40	637
JNL/Lazard Emerging Markets Fund (a)	18	253
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	6	213
JNL/Oppenheimer Global Growth Fund (a)	7	115
JNL/PIMCO Real Return Fund (a)	59	620
JNL/PIMCO Total Return Bond Fund (a)	60	733
JNL/PPM America Value Equity Fund (a)	12	266
JNL/Select Value Fund (a)	24	507

JNL/T. Rowe Price Established Growth Fund (a)	30	745
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	8	276
JNL/T. Rowe Price Value Fund (a)	29	478

Total Investment Funds (cost $7,185)		7,666

Total Investments - 99.9% (cost $7,185)		7,666
Other Assets and Liabilities, Net - 0.1%		6
Total Net Assets - 100%		$ 7,672

JNL/S&P Retirement 2025 Fund
INVESTMENT FUNDS - 99.2%
JNL/AIM Large Cap Growth Fund (a)	22	$ 331
JNL/AIM Real Estate Fund (a)	7	103
JNL/Credit Suisse Global Natural Resources Fund (a)	8	109
JNL/Credit Suisse Long/Short Fund (a)	16	178
JNL/Eagle SmallCap Equity Fund (a)	3	78
JNL/FI Mid-Cap Equity Fund (a)	1	31
JNL/Franklin Templeton Small Cap Value Fund (a)	5	71
JNL/Goldman Sachs Core Plus Bond Fund (a)	5	63
JNL/Goldman Sachs Mid Cap Value Fund (a)	10	143
JNL/Goldman Sachs Short Duration Bond Fund (a)	1	7
JNL/JPMorgan International Equity Fund (a)	18	295
JNL/JPMorgan International Value Fund (a)	20	312
JNL/Lazard Emerging Markets Fund (a)	12	163
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	4	145
JNL/Oppenheimer Global Growth Fund (a)	4	69
JNL/PIMCO Real Return Fund (a)	21	219
JNL/PIMCO Total Return Bond Fund (a)	20	248
JNL/PPM America Value Equity Fund (a)	6	135
JNL/Select Value Fund (a)	11	245
JNL/T. Rowe Price Established Growth Fund (a)	16	396
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	5	169
JNL/T. Rowe Price Value Fund (a)	14	239

Total Investment Funds (cost $3,526)		3,749

Total Investments - 99.2% (cost $3,526)		3,749
Other Assets and Liabilities, Net - 0.8%		30
Total Net Assets - 100%		$ 3,779

JNL/S&P Retirement Income Fund
INVESTMENT FUNDS - 99.8%
JNL/AIM Large Cap Growth Fund (a)	93	$ 1,410
JNL/AIM Real Estate Fund (a)	32	494
JNL/Goldman Sachs Core Plus Bond Fund (a)	217	2,613
JNL/Goldman Sachs Mid Cap Value Fund (a)	37	505
JNL/Goldman Sachs Short Duration Bond Fund (a)	364	3,895
JNL/JPMorgan International Equity Fund (a)	65	1,045
JNL/JPMorgan International Value Fund (a)	72	1,146

JNL/JPMorgan U.S. Government & Quality Bond Fund (a)	224	2,644
JNL/Mellon Capital Management Oil & Gas Sector Fund (a)	7	247
JNL/PIMCO Real Return Fund (a)	246	2,596
JNL/PIMCO Total Return Bond Fund (a)	330	4,019
JNL/PPM America High Yield Bond Fund (a)	155	1,293
JNL/PPM America Value Equity Fund (a)	24	511
JNL/Select Value Fund (a)	54	1,164
JNL/T. Rowe Price Established Growth Fund (a)	59	1,446
JNL/T. Rowe Price Mid-Cap Growth Fund (a)	16	547
JNL/T. Rowe Price Value Fund (a)	68	1,141

Total Investment Funds (cost $25,552)		26,716

Total Investments - 99.8% (cost $25,552)		26,716
Other Assets and Liabilities, Net - 0.2%		42
Total Net Assets - 100%		$ 26,758

JNL/Select Balanced Fund
COMMON STOCKS - 65.6%
CONSUMER DISCRETIONARY - 4.5%
Comcast Corp. - Class A (c)	178	$ 4,314
H&R Block Inc. (b)	79	1,680
Home Depot Inc.	50	1,635
Honda Motor Co. Ltd. - ADR	77	2,575
McDonald's Corp.	62	3,372
New York Times Co. - Class A (b)	74	1,470
Royal Caribbean Cruises Ltd.	9	359
Staples Inc.	108	2,317
Time Warner Inc.	141	2,580
Viacom Inc. - Class B (c)	70	2,734
		23,036
CONSUMER STAPLES - 7.9%
Altria Group Inc.	70	4,888
Bunge Ltd.	34	3,696
Hormel Foods Corp.	20	705
Kimberly-Clark Corp. (b)	31	2,157
PepsiCo Inc.	103	7,546
Procter & Gamble Co.	88	6,204
SYSCO Corp.	107	3,819
Tyson Foods Inc.	83	1,489
Unilever NV - NYS - ADR	118	3,643
Wal-Mart Stores Inc.	138	6,015
		40,162
ENERGY - 12.0%
Cameco Corp. (b)	60	2,770
Chevron Corp.	138	12,942
ConocoPhillips	79	6,977
EnCana Corp.	70	4,337
Exxon Mobil Corp.	193	17,891
Schlumberger Ltd.	31	3,287

Total SA - ADR	105	8,541
XTO Energy Inc.	72	4,446
		61,191
FINANCIALS - 10.4%
ACE Ltd.	82	4,943
Allstate Corp.	51	2,917
American International Group Inc.	84	5,669
Bank of America Corp.	170	8,564
Citigroup Inc.	167	7,813
Freddie Mac	35	2,048
Hartford Financial Services Group Inc.	43	3,943
MBIA Inc. (b)	38	2,338
PNC Financial Services Group Inc.	44	2,962
State Street Corp.	67	4,539
Synovus Financial Corp.	72	2,008
UBS AG	53	2,828
Ventas Inc.	16	667
Wachovia Corp.	36	1,800
		53,039
HEALTH CARE - 7.2%
Abbott Laboratories	119	6,392
Bristol-Myers Squibb Co.	147	4,228
Eli Lilly & Co.	124	7,031
Medtronic Inc.	100	5,652
Sanofi-Aventis - ADR (b)	78	3,288
Schering-Plough Corp.	229	7,245
Wyeth	57	2,535
		36,371
INDUSTRIALS - 8.5%
Avery Dennison Corp.	40	2,275
Caterpillar Inc.	33	2,573
Deere & Co.	42	6,248
General Electric Corp.	240	9,932
Illinois Tool Works Inc.	64	3,841
Lockheed Martin Corp.	30	3,222
Pentair Inc. (b)	102	3,381
Southwest Airlines Co. (b)	135	1,995
Spirit Aerosystems Holdings Inc. (c)	46	1,799
United Parcel Service Inc. - Class B	49	3,702
Waste Management Inc.	105	3,974
		42,942
INFORMATION TECHNOLOGY - 4.6%
Applied Materials Inc.	112	2,325
ASML Holding NV - ADR (c)	64	2,110
Automatic Data Processing Inc.	58	2,664
International Business Machines Corp. (b)	84	9,859
Linear Technology Corp. (b)	90	3,135
Maxim Integrated Products Inc.	105	3,088
		23,181
MATERIALS - 3.8%

Alcoa Inc. (b)	79	3,098
EI Du Pont de Nemours & Co.	121	5,983
International Paper Co.	83	2,984
Newmont Mining Corp.	45	2,013
Owens-Illinois Inc. (c)	87	3,614
Rhodia SA - ADR (c)	38	1,363
		19,055
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	336	14,220
Verizon Communications Inc.	88	3,897
		18,117
UTILITIES - 3.1%
Dominion Resources Inc. (b)	47	3,971
Exelon Corp.	82	6,142
PPL Corp.	53	2,463
Progress Energy Inc. (b)	33	1,541
Veolia Environnement - ADR (b)	20	1,757
		15,874

Total Common Stocks (cost $264,966)		332,968

WARRANTS - 0.0%
Lucent Technologies Inc.	1	-

Total Warrants (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.9%
Banc of America Commercial Mortgage Inc., 5.68%, 06/11/35	$ 101	102
Banc of America Commercial Mortgage Inc., 5.12%, 07/11/43	750	749
Banc of America Commercial Mortgage Inc., 5.93%, 05/10/45 (i)	350	357
Banc of America Commercial Mortgage Inc., 5.35%, 09/10/47 (i)	1,200	1,186
Banc of America Commercial Mortgage Inc., 5.45%, 01/15/49	800	790
Bank of America-First Union NB Commercial Mortgage, 5.46%, 04/11/37	500	506
Bank One Issuance Trust, 4.77%, 02/16/16	500	464
Bear Stearns Adjustable Rate Mortgage Trust, 4.63%, 02/25/36 (i)	1,562	1,535
Bear Stearns Commercial Mortgage Securities Inc., 5.62%, 03/11/39 (i)	415	416
Bear Stearns Commercial Mortgage Securities Inc., 5.54%, 09/11/41	600	600
Bear Stearns Commercial Mortgage Securities Inc., 4.87%, 09/11/42	500	482
Bear Stearns Mortgage Funding Trust, 5.54%, 10/12/41 (i)	720	720
Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11	500	497
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	745
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.40%, 07/15/44 (i)	500	495
Commercial Mortgage Acceptance Corp., 7.89%, 06/15/31 (i)	500	522
Commercial Mortgage Pass Through Certificates, 5.12%, 06/10/44	900	880
Commercial Mortgage Pass Through Certificates, 5.96%, 06/10/46 (i)	350	358
Countrywide Home Loan Mortgage Pass Through Trust, 5.26%, 11/25/35 (i)	141	141
Credit Suisse Mortgage Capital Certificates, 5.61%, 02/15/39 (i)	450	451
Credit Suisse Mortgage Capital Certificates, 5.47%, 09/15/39	355	352
CS First Boston Mortgage Securities Corp., 6.13%, 04/15/37	500	518
GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33	331	335

Greenwich Capital Commercial Funding Corp., 5.44%, 01/10/17	320	316
GS Mortgage Securities Corp. II, 4.75%, 07/10/39	900	859
GSR Mortgage Loan Trust, 6.01%, 03/25/37 (i)	1,505	1,520
GSR Mortgage Loan Trust, 5.80%, 05/25/47	570	568
Harley-Davidson Motorcycle Trust, 1.89%, 02/15/11	125	124
Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11	91	88
Household Automotive Trust, 5.28%, 09/19/11	475	476
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42	700	675
JPMorgan Chase Commercial Mortgage Securities Corp., 5.48%, 12/12/44 (i)	500	499
JPMorgan Chase Commercial Mortgage Securities Corp., 6.07%, 04/15/45	1,150	1,182
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 06/12/47	800	789
JPMorgan Commercial Mortgage Finance Corp., 6.61%, 01/15/30	-	-
JPMorgan Commercial Mortgage Finance Corp., 6.51%, 10/15/35	572	575
LB-UBS Commercial Mortgage Trust, 4.95%, 09/15/30	500	483
Marriott Vacation Club Trust, 5.36%, 10/20/28 (f)	98	99
MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (f)	500	506
Merrill Lynch Mortgage Trust, 5.05%, 07/12/38	500	486
Morgan Stanley Capital I, 5.45%, 02/20/44	355	350
Morgan Stanley Capital I, 5.51%, 11/12/49	800	795
Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39	560	577
PNC Mortgage Acceptance Corp., 6.36%, 03/12/34	1,000	1,039
Residential Accredit Loans Inc., 5.26%, 02/25/35 (i)	409	409
Residential Funding Mortgage Security I, 5.68%, 04/25/37 (i)	1,554	1,566
Sequoia Mortgage Trust, 5.83%, 02/20/47	887	889
Susquehanna Auto Lease Trust, 5.21%, 03/16/09 (f)	410	409
Wells Fargo Mortgage Backed Securities Trust, 4.55%, 03/25/35 (i)	355	351
Wells Fargo Mortgage Backed Securities Trust, 5.53%, 04/25/36 (i)	543	545
Wells Fargo Mortgage Backed Securities Trust, 6.03%, 09/25/36 (i)	472	476
WFS Financial Owner Trust, 2.73%, 05/20/11	102	101

Total Non-U.S. Government Agency Asset-Backed Securities (cost $30,223)		29,953

CORPORATE BONDS AND NOTES - 7.4%
CONSUMER DISCRETIONARY - 1.0%
Comcast Corp., 5.85%, 01/15/10	200	203
Comcast Corp., 5.65%, 06/15/35	600	536
COX Communications Inc., 5.45%, 12/15/14	500	485
DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08	500	499
DaimlerChrysler NA Holding Corp., 5.88%, 03/15/11	400	406
DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31	300	372
Federated Retail Holding Inc., 5.90%, 12/01/16	192	184
Lowe's Cos. Inc., 6.65%, 09/15/37	420	424
News America Inc., 6.40%, 12/15/35	240	232
Target Corp., 5.38%, 06/15/09	500	503
Time Warner Cable Inc., 5.85%, 05/01/17 (f)	270	262
Viacom Inc., 6.88%, 04/30/36	670	667
Wyndham Worldwide Corp., 6.00%, 12/01/16	185	179
		4,952
CONSUMER STAPLES - 0.4%
CVS Caremark Corp., 5.75%, 06/01/17	245	239

CVS Corp., 6.13%, 08/15/16	400	400
Diageo Capital Plc, 3.50%, 11/19/07	600	598
Kraft Foods Inc., 6.25%, 06/01/12	825	852
		2,089
ENERGY - 0.2%
Indiana Power & Light Co., 6.60%, 06/01/37 (f)	500	511
MidAmerican Energy Co., 5.63%, 06/12/12	500	509
		1,020
FINANCIALS - 3.7%
Ace Capital Trust II, 9.70%, 04/01/30	525	682
AMBAC Financial Group Inc., 5.95%, 12/05/35	205	180
American Express Bank, 6.00%, 09/13/17	850	846
American International Group Inc., 6.25%, 03/15/37	190	179
ASIF Global Financing, 4.90%, 01/17/13 (f)	500	483
AXA SA, 8.60%, 12/15/30	425	506
Bank of America Corp., 5.42%, 03/15/17	700	681
Capital One Capital IV, 6.75%, 02/17/37 (b)	250	223
Capital One Financial Corp., 5.70%, 09/15/11	400	401
Citigroup Inc., 3.50%, 02/01/08	250	249
Citigroup Inc., 6.00%, 02/21/12	500	514
Credit Suisse USA Inc., 4.88%, 01/15/15	345	329
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	341
Discover Financial Services, 6.45%, 06/12/17 (f)	90	87
Eaton Vance Corp., 6.60%, 09/25/17	160	160
ENEL Finance International SA, 6.80% 09/15/37 (f)	235	239
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	211
General Electric Capital Corp., 5.88%, 02/15/12	1,000	1,026
Genworth Financial Inc., 6.15% (callable at 100 beginning 11/15/16) (p)	500	468
Goldman Sachs Group Inc., 5.63%, 01/15/17	1,350	1,309
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	671
Health Care Property Investors Inc., 6.00%, 01/30/17	365	349
HSBC Bank USA, 5.88%, 11/01/34	250	236
HSBC Finance Corp., 6.38%, 11/27/12	500	517
International Lease Finance Corp., 5.63%, 09/15/10	450	448
International Lease Finance Corp., 5.65%, 06/01/14	1,000	989
John Deere Capital Corp., 4.88%, 10/15/10	380	378
Kimco Realty Corp., 5.78%, 03/15/16	345	337
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (f)	475	507
Liberty Property Trust, 6.63%, 10/01/17	90	90
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	450	464
Morgan Stanley, 5.38%, 10/15/15	170	163
Morgan Stanley, 5.45%, 01/09/17	1,350	1,301
ProLogis Trust, 5.63%, 11/15/16	400	379
Prudential Financial Inc., 5.50%, 03/15/16	425	415
Realty Income Corp., 6.75%, 08/15/19	805	806
Simon Property Group LP, 6.10%, 05/01/16 (b)	665	663
U.S. Bank NA, 4.95%, 10/30/14	450	430
Wachovia Corp., 5.25%, 08/01/14	500	490
Willis North America Inc., 5.63%, 07/15/15	105	100
Willis North America Inc., 6.20%, 03/28/17	170	169

		19,016
HEALTH CARE - 0.2%
AstraZeneca Plc, 5.40%, 09/15/12	430	433
Schering-Plough Corp., 5.30%, 12/01/13 (l)	450	447
		880
INDUSTRIALS - 0.5%
Cargill Inc., 5.60%, 09/15/12 (f)	485	489
Continental Airlines Inc., 5.98%, 04/19/22	280	271
Pitney Bowes Inc., 5.75%, 09/15/17	385	386
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (f)	675	680
Southwest Airlines Co., 5.75%, 12/15/16	500	488
Southwest Airlines Co., 6.15%, 08/01/22 (e)	255	255
		2,569
INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 5.25%, 03/01/12	350	351
Intuit Inc., 5.40%, 03/15/12	550	548
		899
MATERIALS - 0.2%
Corp Nacional del Cobre de Chile, 5.50%, 10/15/13 (f)	500	503
Weyerhaeuser Co., 7.13%, 07/15/23 (b)	350	346
		849
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc., 6.45%, 06/15/34	480	487
AT&T Inc., 6.80%, 05/15/36 (b)	150	161
BellSouth Corp., 6.55%, 06/15/34	300	306
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	71
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	275	337
New Cingular Wireless Services Inc., 7.88%, 03/01/11	750	811
Sprint Capital Corp., 8.75%, 03/15/32	220	252
Telecom Italia Capital SA, 5.25%, 10/01/15	675	641
Verizon Global Funding Corp., 7.75%, 12/01/30	500	578
		3,644
UTILITIES - 0.3%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (f)	195	194
Atmos Energy Corp., 6.35%, 06/14/17	385	391
Consolidated Edison Inc., 5.30%, 12/01/16	250	242
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	340
Southern California Edison Co., 5.55%, 01/15/37	500	462
		1,629

Total Corporate Bonds and Notes (cost $38,091)		37,547

GOVERNMENT AND AGENCY OBLIGATIONS - 19.7%
GOVERNMENT SECURITIES - 4.5%
Municipals - 0.5%
Oregon School Boards Association, 4.76%, 06/30/28	420	383
State of Illinois, 5.10%, 06/01/33	375	351
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,829
		2,563
Sovereign - 0.5%

Financing Corp. Fico, 4.49%, 12/06/13 (j)	275	207
Financing Corp. Fico, 4.49%, 12/27/13 (j)	220	165
Resolution Funding Corp. - Interest Only Strip, 3.88%, 04/15/14 (j)	2,550	1,910
		2,282
U.S. Treasury Securities - 3.5%
U.S. Treasury Bond, 6.25%, 08/15/23 (b)	1,775	2,039
U.S. Treasury Bond, 5.38%, 02/15/31 (b)	1,000	1,070
U.S. Treasury Note, 2.63%, 03/15/09 (b)	3,775	3,704
U.S. Treasury Note, 3.50%, 12/15/09 (b)	2,900	2,871
U.S. Treasury Note, 3.50%, 02/15/10 (b)	3,250	3,213
U.S. Treasury Note, 4.50%, 03/31/12 (b)	2,225	2,252
U.S. Treasury Note, 4.75%, 05/31/12 (b)	2,000	2,045
U.S. Treasury Note, 4.63%, 02/15/17 (b)	560	563
		17,757
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.2%
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank, 4.88%, 11/18/11 (b)	1,550	1,567

Federal Home Loan Mortgage Corp. - 3.5%
Federal Home Loan Mortgage Corp., 5.50%, 10/01/16	283	283
Federal Home Loan Mortgage Corp., 6.00%, 04/01/17	197	200
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	228	224
Federal Home Loan Mortgage Corp., 6.50%, 11/01/17	77	79
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18	90	88
Federal Home Loan Mortgage Corp., 5.50%, 01/01/18	1	1
Federal Home Loan Mortgage Corp., 5.00%, 04/01/18	123	121
Federal Home Loan Mortgage Corp., 4.50%, 05/01/18	154	149
Federal Home Loan Mortgage Corp., 5.00%, 05/01/18	234	230
Federal Home Loan Mortgage Corp., 4.50%, 09/01/18	162	156
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	359	347
Federal Home Loan Mortgage Corp., 5.50%, 11/01/18	139	139
Federal Home Loan Mortgage Corp., 5.50%, 01/01/19	384	384
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19	1,112	1,071
Federal Home Loan Mortgage Corp., 5.50%, 08/01/19	383	382
Federal Home Loan Mortgage Corp., 6.00%, 06/01/20	1,753	1,719
Federal Home Loan Mortgage Corp., 7.00%, 11/01/30	157	163
Federal Home Loan Mortgage Corp., 7.00%, 02/01/31	39	41
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	47	49
Federal Home Loan Mortgage Corp., 7.00%, 10/01/32	123	128
Federal Home Loan Mortgage Corp., 4.50%, 06/01/33	178	166
Federal Home Loan Mortgage Corp., 5.50%, 06/01/33	201	197
Federal Home Loan Mortgage Corp., 6.50%, 09/01/33	86	88
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	328	313
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35	2,829	2,704
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	539	515
Federal Home Loan Mortgage Corp., 5.00%, 01/01/36	253	242
Federal Home Loan Mortgage Corp., 6.00%, 06/01/36	2,720	2,725
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	2,452	2,455
Federal Home Loan Mortgage Corp., 6.50%, 10/01/36	2,244	2,285
		17,644

Federal National Mortgage Association - 10.0%
Federal National Mortgage Association, 5.50%, 06/01/07	1,990	1,949
Federal National Mortgage Association, 5.00%, 11/01/17	103	101
Federal National Mortgage Association, 6.00%, 01/01/18	44	44
Federal National Mortgage Association, 5.00%, 02/01/18	456	449
Federal National Mortgage Association, 5.00%, 12/01/18	688	676
Federal National Mortgage Association, 5.00%, 03/01/21	747	732
Federal National Mortgage Association, 6.50%, 08/01/28	14	14
Federal National Mortgage Association, 6.50%, 11/01/28	70	72
Federal National Mortgage Association, 6.50%, 12/01/28	46	47
Federal National Mortgage Association, 6.00%, 03/01/29	268	270
Federal National Mortgage Association, 7.50%, 09/01/29	54	57
Federal National Mortgage Association, 5.00%, 09/01/33	770	737
Federal National Mortgage Association, 7.00%, 10/01/33	326	338
Federal National Mortgage Association, 4.50%, 11/01/33	205	191
Federal National Mortgage Association, 5.50%, 11/01/33	1,381	1,357
Federal National Mortgage Association, 4.50%, 12/01/33	373	346
Federal National Mortgage Association, 5.50%, 12/01/33	1716	1686
Federal National Mortgage Association, 5.50%, 03/01/34	431	423
Federal National Mortgage Association, 5.50%, 04/01/34	1,092	1,072
Federal National Mortgage Association, 5.50%, 05/01/34	152	149
Federal National Mortgage Association, 5.50%, 02/01/35	167	164
Federal National Mortgage Association, 5.00%, 04/01/35	364	348
Federal National Mortgage Association, 5.00%, 06/01/35	1165	1112
Federal National Mortgage Association, 5.00%, 07/01/35	385	368
Federal National Mortgage Association, 5.50%, 07/01/35	622	610
Federal National Mortgage Association, 5.00%, 08/01/35	1276	1219
Federal National Mortgage Association, 4.50%, 09/01/35	1294	1201
Federal National Mortgage Association, 5.00%, 09/01/35	465	444
Federal National Mortgage Association, 5.00%, 10/01/35	851	813
Federal National Mortgage Association, 5.50%, 10/01/35	1188	1165
Federal National Mortgage Association, 5.50%, 08/01/36	636	623
Federal National Mortgage Association, 6.00%, 09/01/36	336	337
Federal National Mortgage Association, 6.50%, 09/01/36	234	239
Federal National Mortgage Association, 5.50%, 10/01/36	603	591
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)	20,000	20,025
Federal National Mortgage Association, 6.50%, 10/01/36	5,160	5,255
Federal National Mortgage Association, 5.50%, 11/01/36	410	401
Federal National Mortgage Association, 5.50%, 01/01/37	357	350
Federal National Mortgage Association, 5.50%, 04/01/37	47	46
Federal National Mortgage Association, 5.50%, 05/01/37	595	583
Federal National Mortgage Association, 5.50%, 06/01/37	999	978
Federal National Mortgage Association, 5.50%, 07/01/37	1994	1953
Federal National Mortgage Association, 5.50%, 08/01/37	1354	1326
		50,861
Government National Mortgage Association - 1.4%
Government National Mortgage Association, 6.50%, 04/15/26	58	59
Government National Mortgage Association, 5.50%, 11/15/32	181	179
Government National Mortgage Association, 7.00%, 01/15/33	59	62
Government National Mortgage Association, 6.00%, 02/15/33	192	194

Government National Mortgage Association, 6.00%, 03/15/33	56	56
Government National Mortgage Association, 5.50%, 05/15/33	164	162
Government National Mortgage Association, 7.00%, 05/15/33	29	31
Government National Mortgage Association, 5.50%, 05/20/33	222	218
Government National Mortgage Association, 5.00%, 06/20/33	115	111
Government National Mortgage Association, 5.50%, 07/15/33	65	64
Government National Mortgage Association, 5.00%, 10/15/33	279	270
Government National Mortgage Association, 6.00%, 10/20/33	232	234
Government National Mortgage Association, 6.00%, 04/15/34	104	105
Government National Mortgage Association, 5.00%, 10/01/34, TBA (g)	3,684	3,562
Government National Mortgage Association, 6.00%, 01/15/35	60	60
Government National Mortgage Association, 7.50%, 09/16/35	33	35
Government National Mortgage Association, 5.00%, 12/15/35	566	547
Government National Mortgage Association, 5.00%, 01/15/36	523	506
Government National Mortgage Association, 5.50%, 02/15/36	29	29
Government National Mortgage Association, 5.00%, 03/15/36	37	36
Government National Mortgage Association, 5.00%, 03/15/36	274	265
Government National Mortgage Association, 5.00%, 05/15/36	475	460
		7,245

Total Government and Agency Obligations (cost $100,282)		99,919

SHORT TERM INVESTMENTS - 17.8%
Mutual Funds - 5.9%
JNL Money Market Fund, 5.07% (a) (h)	30,161	30,161

Securities Lending Collateral - 11.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	60,623	60,623

Total Short Term Investments (cost $90,784)		90,784

Total Investments - 116.4% (cost $524,346)		591,171
Other Assets and Liabilities, Net - (16.4%)		(83,477)
Total Net Assets - 100%		$ 507,694

JNL/Select Global Growth Fund
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 9.8%
Accor SA (b)	15	$ 1,338
Comcast Corp. - Class A (c)	107	2,588
Focus Media Holding Ltd. - ADR (b) (c)	26	1,526
Hyundai Motor Co. Ltd.	12	930
KarstadtQuelle AG (c)	47	1,566
Las Vegas Sands Corp. (b) (c)	20	2,602
LG Electronics Inc.	15	1,438
PPR SA (b)	7	1,270
		13,258
CONSUMER STAPLES - 5.7%
Henkel KGaA	2	78
Japan Tobacco Inc.	-	1,401

Nestle SA	5	2,189
Reckitt Benckiser Plc	38	2,221
Tesco Plc	201	1,806
		7,695
ENERGY - 7.6%
Cameco Corp. (b)	31	1,443
Diamond Offshore Drilling Inc. (b)	13	1,450
Noble Corp.	25	1,241
Schlumberger Ltd.	24	2,467
Suncor Energy Inc.	23	2,184
Ultra Petroleum Corp. (c)	22	1,390
		10,175
FINANCIALS - 13.3%
Amvescap Plc	184	2,488
China Merchants Bank Co. Ltd.	346	1,518
Deutsche Boerse AG	11	1,517
Erste Bank der Oesterreichischen Sparkassen AG	19	1,429
Goldman Sachs Group Inc.	6	1,344
Julius Baer Holding AG	26	1,972
Man Group Plc	230	2,605
MF Global Ltd. (c)	49	1,415
National Bank of Greece SA	21	1,328
ORIX Corp.	5	1,095
Sumitomo Realty & Development Co. Ltd.	33	1,161
		17,872
HEALTH CARE - 8.7%
Celgene Corp. (c)	20	1,391
Elan Corp. Plc - ADR (b) (c)	71	1,485
Eli Lilly & Co.	22	1,252
Gilead Sciences Inc. (c)	35	1,422
Schering-Plough Corp.	77	2,426
St. Jude Medical Inc. (c)	56	2,469
Zimmer Holdings Inc. (c)	15	1,223
		11,668
INDUSTRIALS - 12.9%
ABB Ltd.	80	2,108
Alstom RGPT	9	1,855
Boeing Co.	23	2,362
China Communications Constructions Co. Ltd.	421	1,001
Danaher Corp.	24	1,993
Gamesa Corp. Tecnologica SA	48	1,944
General Dynamics Corp.	22	1,892
Ryanair Holdings Plc - ADR (b) (c)	28	1,150
Siemens AG	13	1,739
Suntech Power Holdings Co. Ltd. (b) (c)	34	1,373
		17,417
INFORMATION TECHNOLOGY - 24.2%
Activision Inc. (c)	66	1,429
Adobe Systems Inc. (c)	15	655
Akamai Technologies Inc. (b) (c)	33	951

Apple Inc. (c)	12	1,873
ASML Holding NV (c)	45	1,477
Broadcom Corp. - Class A (c)	36	1,305
Cisco Systems Inc. (c)	84	2,765
Corning Inc.	85	2,105
Electronic Arts Inc. (c)	50	2,783
Google Inc. - Class A (c)	7	3,914
Hewlett-Packard Co.	27	1,329
HON HAI Precision Industry Co. Ltd.	245	1,844
Nintendo Co. Ltd.	5	2,759
Nokia Oyj - Class A - ADR	64	2,435
Oracle Corp. (c)	107	2,305
QUALCOMM Inc.	8	330
Research In Motion Ltd. (c)	23	2,267
		32,526
MATERIALS - 7.5%
BHP Billiton Plc	38	1,369
Companhia Vale do Rio Doce - ADR	76	2,572
Monsanto Co.	32	2,701
Praxair Inc.	16	1,323
Xstrata Plc	33	2,162
		10,127
TELECOMMUNICATION SERVICES - 3.8%
America Movil SA de CV - Class L - ADR	19	1,210
American Tower Corp. (c)	30	1,311
MetroPCS Communications Inc. (c)	39	1,056
Millicom International Cellular SA (b) (c)	19	1,551
		5,128
UTILITIES - 1.9%
Veolia Environnement (b)	29	2,528

Total Common Stocks (cost $96,223)		128,394

SHORT TERM INVESTMENTS - 14.5%
Mutual Funds - 4.5%
JNL Money Market Fund, 5.07% (a) (h)	6,076	6,076

Securities Lending Collateral - 10.0%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	13,365	13,365

Total Short Term Investments (cost $19,441)		19,441

Total Investments - 109.9% (cost $115,664)		147,835
Other Assets and Liabilities, Net - (9.9%)		(13,325)
Total Net Assets - 100%		$ 134,510

JNL/Select Large Cap Growth Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 9.3%
American Eagle Outfitters Inc. (b)	42	$ 1,116

Apollo Group Inc. - Class A (b) (c)	41	2,458
Coach Inc. (c)	25	1,196
Comcast Corp. - Class A (c)	83	1,995
Focus Media Holding Ltd. - ADR (b) (c)	43	2,498
Kohl's Corp. (c)	36	2,079
Nike Inc. - Class B (b)	45	2,637
Staples Inc.	69	1,473
		15,452
CONSUMER STAPLES - 2.4%
Nestle SA	3	1,523
PepsiCo Inc.	20	1,467
Procter & Gamble Co.	15	1,068
		4,058
ENERGY - 6.5%
Cameco Corp. (b)	57	2,619
ConocoPhillips	28	2,480
Diamond Offshore Drilling Inc. (b)	5	578
EOG Resources Inc.	26	1,897
Transocean Inc. (c)	28	3,213
		10,787
FINANCIALS - 6.0%
Banco Itau Holding Financeira SA - ADR	23	1,162
CME Group Inc.	1	405
Franklin Resources Inc.	18	2,286
Goldman Sachs Group Inc.	10	2,154
Invesco Plc - ADR (b)	80	2,182
MF Global Ltd. (c)	64	1,869
		10,058
HEALTH CARE - 10.6%
Abbott Laboratories	40	2,134
Elan Corp. Plc - ADR (c)	57	1,200
Gilead Sciences Inc. (c)	24	968
Medtronic Inc.	31	1,759
Merck & Co. Inc.	45	2,304
Schering-Plough Corp.	149	4,710
St. Jude Medical Inc. (c)	34	1,511
Teva Pharmaceutical Industries Ltd. - ADR	51	2,253
Vertex Pharmaceuticals Inc. (b) (c)	22	830
		17,669
INDUSTRIALS - 18.5%
ABB Ltd. - ADR	108	2,838
Boeing Co.	37	3,857
Danaher Corp. (b)	37	3,020
Deere & Co.	7	981
Equifax Inc.	28	1,082
Fluor Corp.	19	2,803
Foster Wheeler Ltd. (c)	13	1,760
Gamesa Corp. Tecnologica SA	41	1,681
General Dynamics Corp.	54	4,546
Manpower Inc.	33	2,103

Parker Hannifin Corp.	16	1,766
Siemens AG - ADR	23	3,116
Suntech Power Holdings Co. Ltd. (b) (c)	28	1,114
Waste Management Inc.	4	151
		30,818
INFORMATION TECHNOLOGY - 30.9%
Accenture Ltd.	62	2,500
Adobe Systems Inc. (c)	26	1,152
Akamai Technologies Inc. (c)	8	244
Altera Corp. (b)	96	2,301
Apple Inc. (c)	20	3,106
Autodesk Inc. (c)	32	1,587
Automatic Data Processing Inc.	41	1,861
Cadence Design Systems Inc. (c)	84	1,857
Cisco Systems Inc. (c)	189	6,249
Electronic Arts Inc. (c)	43	2,407
Google Inc. - Class A (c)	8	4,765
Hewlett-Packard Co.	40	1,985
Intel Corp.	75	1,944
International Business Machines Corp. (b)	22	2,643
Linear Technology Corp. (b)	57	1,981
McAfee Inc. (c)	45	1,581
Network Appliance Inc. (b) (c)	28	755
Nokia Oyj - Class A - ADR	36	1,354
Oracle Corp. (c)	265	5,732
QUALCOMM Inc.	40	1,671
Symantec Corp. (c)	122	2,370
Western Union Co.	62	1,298
		51,343
MATERIALS - 7.9%
Agrium Inc.	50	2,702
Companhia Vale do Rio Doce - ADR	84	2,854
Freeport-McMoRan Copper & Gold Inc. (b)	23	2,414
Monsanto Co.	25	2,142
Potash Corp.	13	1,418
Vedanta Resources Plc	38	1,565
		13,095

TELECOMMUNICATION SERVICES - 3.6%
America Movil SA de CV - Class L - ADR	18	1,139
AT&T Inc.	39	1,638
MetroPCS Communications Inc. (c)	30	808
NII Holdings Inc. - Class B (c)	29	2,376
		5,961

Total Common Stocks (cost $131,530)		159,241

SHORT TERM INVESTMENTS - 19.7%
Mutual Funds - 4.4%
JNL Money Market Fund, 5.07% (a) (h)	7,318	7,318

Securities Lending Collateral - 15.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	25,495	25,495

Total Short Term Investments (cost $32,813)		32,813

Total Investments - 115.4% (cost $164,343)		192,054
Other Assets and Liabilities, Net - (15.4%)		(25,622)
Total Net Assets - 100%		$ 166,432

JNL/Select Money Market Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.9%
Holmes Master Issuer Plc, 5.73%, 03/15/08 (i)	$ 2,053	$ 2,053
Pendeford Master Issuer Plc, 5.80%, 02/12/08 (f) (i)	3,360	3,360
Permanent Master Issuer Plc, 5.73%, 10/17/07 (i)	3,440	3,440
Permanent Master Issuer Plc, 5.73%, 01/15/08 (i)	1,830	1,830

Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,683)		10,683

CORPORATE BONDS AND NOTES - 7.7%
FINANCIALS - 7.7%
American Express Bank, 5.61%, 01/18/08 (i)	8,000	8,000
American Express Co., 5.61%, 10/18/07 (i)	2,000	2,000
Bank of America, 5.45%, 02/22/08 (i)	4,000	4,000
Barclays Bank Plc, 5.48%, 11/28/07	10,000	10,000
Calyon, 5.37%, 02/19/08 (i)	4,000	4,000
MetLife Inc., 5.42%, 11/01/07 (i) (s) (t)	3,200	3,200
National City Bank, 5.78%, 03/13/08 (i)	3,000	3,000
Westpac Banking Corp., 5.33%, 11/05/07	10,000	10,000

Total Corporate Bonds and Notes (cost $44,200)		44,200

GOVERNMENT AND AGENCY OBLIGATIONS - 4.6%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.6%
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank, 4.84%, 02/06/08 (j)	7,000	6,880

Federal Home Loan Mortgage Corp. - 3.4%
Federal Home Loan Mortgage Corp., 4.73%, 02/19/08 (j)	20,000	19,629

Total Government and Agency Obligations (cost $26,509)		26,509

SHORT TERM INVESTMENTS - 85.9%
Certificates of Deposit - 16.6%
Bank of Ireland, 5.31%, 11/09/07	5,000	5,000
Barclays Plc, 5.51%, 10/16/07	12,000	12,000
BNP Paribas, 5.31%, 10/10/07	6,000	6,000
Citibank NA, 5.35%, 11/08/07	12,000	12,000
Citibank NA, 5.48%, 11/14/07	5,000	5,000
Credit Suisse First Boston, 5.32%, 05/27/08	6,500	6,500

Credit Suisse First Boston, 5.37%, 06/04/08	3,500	3,500
Deutsche Bank, 5.31%, 10/10/07	4,000	4,000
HBOS Treasury Services Plc, 5.31%, 10/16/07	4,000	4,000
Rabobank Nederland, 5.14%, 03/11/08	13,500	13,500
Royal Bank of Scotland NY, 5.44%, 03/13/08	8,000	8,000
Societe Generale NY, 5.29%, 10/23/07	2,700	2,700
UBS-NY 5.44% 03/10/08	12,999	12,999
		95,199
Commercial Paper - 42.1%
Apreco LLC, 5.10%, 11/05/07 (f)	10,000	9,950
AstraZeneca Plc, 5.40%, 10/09/07 (f)	16,000	15,981
Banc of America Securities LLC, 5.21%, 03/03/07	8,000	7,822
Bank of America Corp., 5.25%, 10/05/07	3,000	2,998
Bank of Ireland, 5.17%, 10/12/07	3,500	3,494
Cafco LLC, 5.10%, 10/24/07 (f)	9,000	8,971
Cargill Inc., 5.65%, 10/05/07	18,000	17,989
Coca Cola Co., 4.72%, 11/19/07 (f)	12,000	11,923
Falcon Asset Securitization Corp., 5.15%, 10/23/07 (f)	10,000	9,969
Fortis Banque, 5.17%, 11/09/07	5,000	4,972
General Electric Capital Corp., 5.24%, 11/29/07	16,000	15,863
International Lease Finance Corp., 4.76%, 11/08/07	12,000	11,940
Kitty Hawk Funding Corp., 5.52%, 10/17/07 (f)	10,000	9,975
Mont Blanc Capital Corp., 5.20%, 10/22/07 (f)	10,000	9,970
Northern Rock Plc, 5.29%, 10/31/07	10,000	9,956
Park Avenue Receivable, 5.30%, 10/01/07 (f)	4,030	4,030
Procter & Gamble Co., 5.00%, 11/13/07 (f)	15,000	14,910
Prudential Funding Corp., 5.00%, 12/12/07	15,000	14,850
Ranger Funding Co. LLC, 5.15%, 11/01/07 (f)	10,000	9,956
Societe Generale NA, 5.17%, 11/09/07	5,000	4,972
Southern Co., 5.10%, 10/10/07	11,000	10,986
Total Capital, 4.85%, 10/12/07 (f)	12,000	11,982
Windmill Funding Corp., 5.20%, 10/17/07 (f)	10,000	9,977
Yorktown Capital LLC, 5.15%, 11/07/07 (f)	9,000	8,952
		242,388
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.22% (h)	10	10

Repurchase Agreement - 27.2%
Repurchase Agreement with Bank of New York, 5.10% (Collateralized by $79,778
Federal National Mortgage Association, 5.00%, due 10/01/35, value $64,764) acquired
on 09/28/07, due 10/01/07 at $63,927	63,900	63,900

Repurchase Agreement with UBS Securities LLC, 5.10% (Collateralized by $158,230
Federal National Mortgage Association, 5.50%-7.50%, due 04/01/24–05/01/47,
value $77,745, and $21,000 Federal Home Loan Mortgage Corp., 5.50%, due 07/01/35,
value $16,912) acquired on 09/28/07, due 10/01/07 at $92,839	92,800	92,800
		156,700

Total Short Term Investments (cost $494,297)		494,297

Total Investments - 100.1% (cost $575,689)		575,689
Other Assets and Liabilities, Net - (0.1%)		(377)
Total Net Assets - 100%		$ 575,312

JNL/Select Value Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 4.6%
Comcast Corp. - Class A (b) (c)	170	$ 4,119
Gap Inc.	234	4,320
Macy's Inc.	120	3,872
McDonald's Corp.	112	6,090
Time Warner Inc.	257	4,724
WABCO Holdings Inc.	49	2,302
		25,427
CONSUMER STAPLES - 14.3%
Altria Group Inc.	107	7,433
Colgate-Palmolive Co.	82	5,834
ConAgra Foods Inc.	201	5,242
CVS Corp.	326	12,899
Kellogg Co. (b)	140	7,818
Kimberly-Clark Corp. (b)	64	4,490
Kroger Co.	175	4,988
PepsiCo Inc.	134	9,839
Safeway Inc.	150	4,963
SUPERVALU Inc.	186	7,271
Tyson Foods Inc.	452	8,063
		78,840
ENERGY - 13.3%
Cameco Corp. (b)	93	4,291
Chevron Corp.	109	10,163
ConocoPhillips	70	6,153
Exxon Mobil Corp.	270	25,028
Newfield Exploration Co. (c)	198	9,516
Occidental Petroleum Corp.	192	12,323
XTO Energy Inc.	92	5,677
		73,151
FINANCIALS - 23.6%
ACE Ltd.	119	7,178
Allstate Corp.	76	4,335
American International Group Inc.	80	5,405
Bank of America Corp.	395	19,847
Bank of New York Mellon Corp. (b)	128	5,638
Chubb Corp.	132	7,075
Citigroup Inc.	245	11,453
Discover Financial Services	174	3,618
Goldman Sachs Group Inc.	41	8,821
Host Hotels & Resorts Inc.	438	9,828
JPMorgan Chase & Co.	222	10,190
PNC Financial Services Group Inc.	67	4,590
Principal Financial Group Inc.	43	2,681

U.S. Bancorp (b)	208	6,776
UBS AG	95	5,037
Wachovia Corp.	182	9,147
Wells Fargo & Co.	231	8,214
		129,833
HEALTH CARE - 6.7%
Abbott Laboratories	99	5,298
Aetna Inc.	148	8,036
Baxter International Inc.	152	8,538
Bristol-Myers Squibb Co. (b)	81	2,323
WellPoint Inc. (c)	58	4,601
Wyeth	180	7,997
		36,793
INDUSTRIALS - 8.4%
American Standard Cos. Inc.	148	5,261
AMR Corp. (b) (c)	85	1,895
Deere & Co.	38	5,566
General Dynamics Corp.	154	12,975
General Electric Corp.	395	16,335
Pitney Bowes Inc.	94	4,247
		46,279
INFORMATION TECHNOLOGY - 9.7%
Arris Group Inc. (b) (c)	234	2,885
Cisco Systems Inc. (c)	264	8,754
Corning Inc.	248	6,101
Hewlett-Packard Co.	129	6,438
Ingram Micro Inc. - Class A (c)	278	5,444
Intel Corp.	325	8,397
Nokia Oyj - Class A - ADR	278	10,544
Sun Microsystems Inc. (c)	911	5,113
		53,676
MATERIALS - 4.5%
Agrium Inc.	114	6,172
Alcoa Inc.	66	2,586
Dow Chemical Co.	119	5,103
EI Du Pont de Nemours & Co.	152	7,548
Smurfit-Stone Container Corp. (c)	283	3,303
		24,712
TELECOMMUNICATION SERVICES - 6.3%
AT&T Inc.	556	23,513
Verizon Communications Inc.	252	11,167
		34,680
UTILITIES - 6.3%
Entergy Corp.	50	5,393
Exelon Corp.	105	7,890
FPL Group Inc.	205	12,469
SCANA Corp. (b)	88	3,425
Southern Co.	145	5,271
		34,448

Total Common Stocks (cost $457,561)		537,839

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 2.3%
JNL Money Market Fund, 5.07% (a) (h)	12,633	12,633

Securities Lending Collateral - 5.9%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	32,325	32,325

Total Short Term Investments (cost $44,958)		44,958

Total Investments - 105.9% (cost $502,519)		582,797
Other Assets and Liabilities, Net - (5.9%)		(32,387)
Total Net Assets - 100%		$ 550,410

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 11.2%
Amazon.com Inc. (b) (c)	128	$ 11,942
Bed Bath & Beyond Inc. (b) (c)	121	4,139
Coach Inc. (c)	177	8,367
Expedia Inc. (b) (c)	148	4,728
Grupo Televisa SA - ADR	166	4,005
Harman International Industries Inc.	48	4,118
International Game Technology	170	7,314
Kohl's Corp. (c)	223	12,779
Las Vegas Sands Corp. (c)	35	4,683
Lowe's Cos. Inc.	270	7,565
Marriott International Inc. - Class A	199	8,668
McGraw-Hill Cos. Inc.	152	7,733
MGM Mirage Inc. (c)	34	3,023
Naspers Ltd. - Class N	232	6,430
Omnicom Group Inc.	103	4,968
PetSmart Inc. (b)	200	6,380
Shaw Communications Inc.	210	5,216
Target Corp.	181	11,500
		123,558
CONSUMER STAPLES - 6.7%
Costco Wholesale Corp.	45	2,774
CVS Corp.	578	22,916
InBev NV	67	6,047
PepsiCo Inc.	123	9,026
Procter & Gamble Co.	186	13,060
Reckitt Benckiser Plc	78	4,583
SYSCO Corp.	78	2,765
Walgreen Co.	125	5,896
Whole Foods Market Inc. (b)	132	6,482
		73,549
ENERGY - 6.9%
Baker Hughes Inc.	152	13,763

EOG Resources Inc.	82	5,909
Exxon Mobil Corp.	98	9,026
Murphy Oil Corp. (b)	77	5,347
Schlumberger Ltd.	265	27,825
Total SA (b)	177	14,400
		76,270
FINANCIALS - 15.9%
American Express Co.	246	14,575
American International Group Inc.	252	17,020
Anglo Irish Bank Corp. Plc	386	7,300
Charles Schwab Corp.	397	8,567
Citigroup Inc.	228	10,648
CME Group Inc.	6	3,289
DLF Ltd.	357	6,841
Erste Bank der Oesterreichischen Sparkassen AG	173	13,180
Franklin Resources Inc.	86	10,978
Goldman Sachs Group Inc.	49	10,707
Housing Development Finance Corp.	80	5,048
Moody's Corp.	46	2,334
Morgan Stanley	135	8,530
Northern Trust Corp.	108	7,131
Prudential Financial Inc.	105	10,217
State Street Corp.	257	17,496
UBS AG	380	20,432
		174,293
HEALTH CARE - 14.5%
Aetna Inc.	260	14,089
Alcon Inc.	35	5,080
Allergan Inc.	142	9,174
Becton Dickinson & Co.	82	6,728
Celgene Corp. (b) (c)	78	5,562
Covidien Ltd.	113	4,687
Genentech Inc. (c)	163	12,725
Gilead Sciences Inc. (c)	301	12,314
Humana Inc. (c)	76	5,325
Laboratory Corp. of America Holdings (c)	80	6,219
Medco Health Solutions Inc. (c)	84	7,620
Medtronic Inc.	271	15,271
Roche Holding AG	54	9,861
Schering-Plough Corp.	226	7,158
St. Jude Medical Inc. (c)	100	4,425
Stryker Corp.	96	6,628
UnitedHealth Group Inc.	12	586
WellPoint Inc. (c)	240	18,909
Zimmer Holdings Inc. (c)	78	6,293
		158,654
INDUSTRIALS - 10.9%
Danaher Corp. (b)	236	19,486
Deere & Co.	31	4,542
Expeditors International Washington Inc.	99	4,673

Fastenal Co. (b)	63	2,861
Foster Wheeler Ltd. (c)	63	8,297
General Dynamics Corp.	127	10,745
General Electric Corp.	1,123	46,496
Joy Global Inc.	58	2,935
Schneider Electric SA (b)	72	9,046
Southwest Airlines Co. (b)	681	10,071
		119,152
INFORMATION TECHNOLOGY - 21.0%
Accenture Ltd.	396	15,919
Amdocs Ltd. (c)	261	9,699
Analog Devices Inc.	194	7,004
Apple Inc. (c)	51	7,846
ASML Holding NV - ADR (c)	173	5,678
Autodesk Inc. (c)	109	5,457
Automatic Data Processing Inc.	253	11,625
Cisco Systems Inc. (c)	571	18,902
Corning Inc.	411	10,124
Dell Inc. (c)	163	4,491
eBay Inc. (c)	142	5,556
Electronic Arts Inc. (c)	106	5,929
EMC Corp. (c)	309	6,436
Google Inc. - Class A (c)	39	21,953
HON HAI Precision Industry Co. Ltd.	946	7,128
Infosys Technologies Ltd.	188	8,944
Intel Corp.	196	5,061
Intuit Inc. (b) (c)	115	3,488
Juniper Networks Inc. (b) (c)	199	7,285
Marvell Tech Group Ltd. (b) (c)	554	9,067
Maxim Integrated Products Inc.	230	6,751
Microsoft Corp.	677	19,932
QUALCOMM Inc.	219	9,251
Redecard SA (c)	109	2,019
TomTom NV (c)	64	4,950
VeriSign Inc. (b) (c)	149	5,034
Xilinx Inc. (b)	205	5,361
		230,890
MATERIALS - 2.4%
BHP Billiton Ltd.	368	14,548
Freeport-McMoRan Copper & Gold Inc.	55	5,811
Monsanto Co.	73	6,250
		26,609
TELECOMMUNICATION SERVICES - 6.4%
America Movil SA de CV - Class L - ADR (b)	272	17,421
American Tower Corp. (c)	248	10,776
Bharti Airtel Ltd. (c)	403	9,494
Crown Castle International Corp. (c)	312	12,681
Leap Wireless International Inc. (b) (c)	59	4,801
MetroPCS Communications Inc. (c)	91	2,474
Rogers Communications Inc.	275	12,516

		70,163
UTILITIES - 0.7%
AES Corp. (c)	359	7,186

Total Common Stocks (cost $868,668)		1,060,324

SHORT TERM INVESTMENTS - 10.9%
Mutual Funds - 3.8%
JNL Money Market Fund, 5.07% (a) (h)	3,000	3,000
T. Rowe Price Reserves Investment Fund, 5.43% (a) (h)	38,922	38,922
		41,922
Securities Lending Collateral - 7.1%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	77,780	77,780

Total Short Term Investments (cost $119,702)		119,702

Total Investments - 107.5% (cost $988,370)		1,180,026
Other Assets and Liabilities, Net - (7.5%)		(82,550)
Total Net Assets - 100%		$ 1,097,476

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 17.5%
Advance Auto Parts Inc.	63	$ 2,098
Amazon.com Inc. (b) (c)	141	13,133
AnnTaylor Stores Corp. (c)	2	57
Apollo Group Inc. - Class A (b) (c)	3	164
Bed Bath & Beyond Inc. (b) (c)	124	4,234
Best Buy Co. Inc. (b)	79	3,636
Boyd Gaming Corp. (b)	1	51
Cablevision Systems Corp. - Class A (c)	115	4,022
Carmax Inc. (c)	187	3,802
Catalina Marketing Corp. (c)	131	4,243
Centex Corp.	1	32
Cheesecake Factory Inc. (b) (c)	104	2,444
Chipotle Mexican Grill Inc. (c)	58	6,206
Choice Hotels International Inc.	3	113
Clear Channel Outdoor Holdings Inc. (b) (c)	187	4,779
Coach Inc. (c)	5	246
DeVry Inc.	3	115
Dick's Sporting Goods Inc. (c)	1	54
Discovery Holding Co. (c)	223	6,434
DreamWorks Animation SKG Inc. (c)	86	2,874
EW Scripps Co.	1	50
Expedia Inc. (b) (c)	96	3,051
Family Dollar Stores Inc. (b)	3	77
Focus Media Holding Ltd. - ADR (b) (c)	3	180
Garmin Ltd. (b)	1	72
Gaylord Entertainment Co. (b) (c)	79	4,204
Gentex Corp. (b)	4	77

Getty Images Inc. (c)	1	31
H&R Block Inc.	2	49
Harley-Davidson Inc.	4	176
Harman International Industries Inc.	97	8,391
International Game Technology	200	8,632
ITT Educational Services Inc. (c)	1	146
KB Home	1	33
Lamar Advertising Co. (b)	144	7,060
Lennar Corp. (b)	2	39
LKQ Corp. (c)	30	1,044
Marriott International Inc. - Class A	4	152
Mattel Inc.	5	106
McGraw-Hill Cos. Inc.	4	183
Melco PBL Entertainment Macau Ltd. (c)	5	78
Men's Wearhouse Inc.	1	66
Meredith Corp.	1	57
Omnicom Group Inc.	5	260
O'Reilly Automotive Inc. (b) (c)	152	5,065
Panera Bread Co. - Class A (b) (c)	21	861
PetSmart Inc.	198	6,310
PF Chang's China Bistro Inc. (b) (c)	44	1,302
Pinnacle Entertainment Inc. (c)	73	1,988
Pulte Homes Inc. (b)	2	27
Ross Stores Inc.	4	103
Royal Caribbean Cruises Ltd. (b)	1	55
Shaw Communications Inc.	4	94
Shuffle Master Inc. (b) (c)	5	70
Staples Inc.	5	101
Starwood Hotels & Resorts Worldwide Inc.	3	158
Thor Industries Inc. (b)	1	58
Tiffany & Co.	4	199
Tim Hortons Inc. (b)	100	3,495
TJX Cos. Inc.	7	189
Toll Brothers Inc. (c)	2	42
Tractor Supply Co. (b) (c)	1	51
Under Armour Inc. - Class A (b) (c)	31	1,854
Urban Outfitters Inc. (b) (c)	2	48
WABCO Holdings Inc.	117	5,446
Williams-Sonoma Inc. (b)	74	2,407
Winnebago Industries Inc. (b)	2	41
WMS Industries Inc. (b) (c)	2	70
WPP Group Plc - ADR	2	142
Wynn Resorts Ltd.	2	347
XM Satellite Radio Holdings Inc. - Class A (b) (c)	315	4,464
Yum! Brands Inc.	7	250
		128,188
CONSUMER STAPLES - 1.4%
Avon Products Inc.	7	244
Brown-Forman Corp. - Class B	2	142
Clorox Co.	2	140

Cott Corp. (c)	148	1,180
Hershey Co. (b)	3	125
McCormick & Co. Inc.	4	126
Shoppers Drug Mart Corp.	64	3,499
Whole Foods Market Inc. (b)	95	4,651
WM Wrigley Jr. Co.	3	188
		10,295
ENERGY - 10.5%
Bill Barrett Corp. (c)	1	55
BJ Services Co.	240	6,380
Cameron International Corp. (c)	76	7,032
CNX Gas Corp. (b) (c)	122	3,510
Compton Petroleum Corp. (c)	6	57
Consol Energy Inc.	179	8,355
Core Laboratories NV (c)	2	280
Diamond Offshore Drilling Inc. (b)	1	68
EOG Resources Inc.	115	8,318
FMC Technologies Inc. (c)	157	9,076
Foundation Coal Holdings Inc.	58	2,262
Grant Prideco Inc. (c)	5	256
Mariner Energy Inc. (b) (c)	2	50
Murphy Oil Corp.	78	5,465
Nabors Industries Ltd. (b) (c)	3	80
Peabody Energy Corp.	75	3,590
Smith International Inc. (b)	180	12,874
Tetra Technologies Inc. (b) (c)	109	2,296
Ultra Petroleum Corp. (c)	2	112
Weatherford International Ltd. (c)	3	222
Williams Cos. Inc.	7	232
XTO Energy Inc.	95	5,893
		76,463
FINANCIALS - 5.1%
Affiliated Managers Group Inc. (b) (c)	29	3,711
AMBAC Financial Group Inc. (b)	2	101
Aon Corp.	2	76
Arch Capital Group Ltd. (c)	2	126
Assurant Inc.	77	4,120
Axis Capital Holdings Ltd.	129	5,008
Bear Stearns Cos. Inc.	1	111
BlackRock Inc.	1	139
Brown & Brown Inc.	2	53
City National Corp.	1	56
CME Group Inc.	-	242
Discover Financial Services	151	3,141
E*Trade Financial Corp. (c)	49	640
East West Bancorp Inc.	2	54
Eaton Vance Corp.	146	5,850
Federated Investors Inc. - Class B	2	83
First Horizon National Corp.	1	37
Interactive Brokers Group Inc. (c)	83	2,187

IntercontinentalExchange Inc. (c)	2	273
Janus Capital Group Inc.	3	76
Lazard Ltd. - Class A	4	178
Legg Mason Inc.	1	80
Markel Corp. (c)	-	82
Marsh & McLennan Cos. Inc.	2	48
MBIA Inc.	1	73
Moody's Corp.	5	237
Northern Trust Corp.	4	278
Nuveen Investments Inc. - Class A	87	5,390
NYMEX Holdings Inc.	2	241
OneBeacon Insurance Group Ltd.	2	45
optionsXpress Holdings Inc. (b)	2	63
Principal Financial Group Inc.	49	3,091
RenaissanceRe Holdings Ltd.	1	72
SEI Investments Co. (b)	3	76
SVB Financial Group (b) (c)	26	1,246
Synovus Financial Corp.	2	48
TD Ameritrade Holding Corp. (b) (c)	4	67
UCBH Holdings Inc. (b)	3	58
Willis Group Holdings Ltd.	1	57
		37,514
HEALTH CARE - 14.9%
Alkermes Inc. (b) (c)	164	3,016
Allergan Inc.	4	265
American Medical Systems Holdings Inc. (b) (c)	3	58
Amylin Pharmaceuticals Inc. (b) (c)	69	3,465
ArthroCare Corp. (b) (c)	1	78
Barr Laboratories Inc. (c)	137	7,797
Becton Dickinson & Co.	1	66
Celgene Corp. (b) (c)	1	71
Cephalon Inc. (b) (c)	101	7,394
Cerner Corp. (b) (c)	64	3,828
Charles River Laboratories International Inc. (b) (c)	3	140
Cigna Corp.	3	181
Community Health Systems Inc. (c)	112	3,521
Coventry Health Care Inc. (c)	41	2,532
CR Bard Inc.	45	3,924
DaVita Inc. (c)	36	2,300
DENTSPLY International Inc.	2	71
Edwards Lifesciences Corp. (b) (c)	137	6,765
Elan Corp. Plc - ADR (b) (c)	289	6,074
Express Scripts Inc. (c)	4	246
Gen-Probe Inc. (c)	62	4,121
Genzyme Corp. (c)	2	93
Gilead Sciences Inc. (c)	30	1,226
Health Net Inc. (c)	52	2,805
Healthways Inc. (b) (c)	2	92
Henry Schein Inc. (c)	58	3,504
Hologic Inc. (b) (c)	2	98

Human Genome Sciences Inc. (b) (c)	187	1,924
Humana Inc. (c)	24	1,691
Illumina Inc. (b) (c)	63	3,258
Intuitive Surgical Inc. (b) (c)	1	138
Invitrogen Corp. (b) (c)	2	155
Laboratory Corp. of America Holdings (b) (c)	2	125
Lincare Holdings Inc. (c)	3	125
Manor Care Inc. (b)	147	9,467
Martek Biosciences Corp. (b) (c)	3	78
Medarex Inc. (b) (c)	68	959
Medics Pharmaceutical Corp. (b)	64	1,953
Millipore Corp. (b) (c)	1	99
Mylan Laboratories Inc.	91	1,452
Myriad Genetics Inc. (c)	36	1,877
OSI Pharmaceuticals Inc. (c)	46	1,564
Patterson Cos. Inc. (c)	2	66
PDL BioPharma Inc. (b) (c)	68	1,469
Qiagen NV (c)	191	3,713
Quest Diagnostics Inc. (b)	2	127
Resmed Inc. (b) (c)	39	1,668
Respironics Inc. (c)	2	77
Sepracor Inc. (b) (c)	67	1,854
St. Jude Medical Inc. (c)	6	247
Techne Corp. (c)	2	114
Theravance Inc. (c)	68	1,779
Thermo Electron Corp. (c)	1	63
Valeant Pharmaceutical International (b) (c)	170	2,632
Varian Medical Systems Inc. (b) (c)	2	75
Vertex Pharmaceuticals Inc. (b) (c)	113	4,348
Warner Chilcott Ltd. (c)	121	2,150
Waters Corp. (c)	3	167
Zimmer Holdings Inc. (c)	1	49
		109,194
INDUSTRIALS - 15.4%
Alliant Techsystems Inc. (b) (c)	69	7,553
American Reprographics Co. (b) (c)	5	101
American Standard Cos. Inc.	95	3,384
Ametek Inc.	223	9,640
Avery Dennison Corp. (b)	1	68
CH Robinson Worldwide Inc.	4	190
ChoicePoint Inc. (c)	47	1,782
Cintas Corp.	2	74
Corporate Executive Board Co. (b)	25	1,819
Danaher Corp. (b)	37	3,060
Donaldson Co. Inc.	4	159
Dun & Bradstreet Corp.	1	99
Empresa Brasileira de Aeronautica SA - ADR	3	110
Equifax Inc.	2	76
Expeditors International Washington Inc.	4	203
Fastenal Co. (b)	90	4,073

First Solar Inc. (b) (c)	30	3,532
Fluor Corp.	2	302
Foster Wheeler Ltd. (c)	2	302
General Cable Corp. (c)	1	87
Genlyte Group Inc. (b) (c)	1	58
Graco Inc. (b)	3	113
HNI Corp.	1	50
IDEX Corp. (b)	68	2,480
IHS Inc. (b) (c)	46	2,599
II-VI Inc. (c)	2	62
ITT Corp.	77	5,197
Joy Global Inc.	3	137
Landstar System Inc.	4	176
LECG Corp. (c)	4	57
Manpower Inc.	81	5,180
McDermott International Inc. (c)	6	314
Monster Worldwide Inc. (c)	147	4,997
MSC Industrial Direct Co. - Class A	20	1,012
Oshkosh Truck Corp.	95	5,887
Pall Corp.	1	54
Precision Castparts Corp.	2	311
Quanta Services Inc. (b) (c)	131	3,452
Republic Services Inc. - Class A	7	218
Resources Connection Inc. (b)	31	718
Ritchie Bros. Auctioneers Inc.	3	202
Robert Half International Inc.	96	2,876
Rockwell Collins Inc.	146	10,671
Roper Industries Inc.	205	13,433
SAIC Inc. (c)	351	6,736
SkyWest Inc. (b)	4	91
Southwest Airlines Co.	407	6,025
Stericycle Inc. (b) (c)	3	160
UTI Worldwide Inc.	125	2,877
WW Grainger Inc.	1	119
		112,876
INFORMATION TECHNOLOGY - 24.4%
Activision Inc. (c)	7	153
ADTRAN Inc. (b)	49	1,128
Altera Corp.	213	5,134
Amdocs Ltd. (c)	163	6,062
Analog Devices Inc.	6	224
Autodesk Inc. (c)	68	3,373
Avid Technology Inc. (b) (c)	83	2,248
Baidu.com (c)	1	145
Broadcom Corp. - Class A (c)	6	226
Cadence Design Systems Inc. (b) (c)	2	49
CheckFree Corp. (b) (c)	118	5,492
Ciena Corp. (b) (c)	80	3,046
Citrix Systems Inc. (c)	3	117
CNET Networks Inc. (c)	319	2,377

Cogent Inc. (c)	93	1,457
Cognizant Technology Solutions Corp. (c)	3	231
Cognos Inc. (c)	1	58
Comverse Technology Inc. (c)	71	1,406
Cymer Inc. (b) (c)	1	42
Digital River Inc. (b) (c)	58	2,613
Dolby Laboratories Inc. - Class A (c)	121	4,203
DST Systems Inc. (b) (c)	117	10,022
Electronic Arts Inc. (b) (c)	5	258
F5 Networks Inc. (c)	4	138
Factset Research Systems Inc.	2	137
Fairchild Semiconductor International Inc. (c)	123	2,296
Fidelity National Information Services Inc.	1	53
Fiserv Inc. (c)	39	1,989
FLIR Systems Inc. (b) (c)	138	7,660
Foundry Networks Inc. (c)	5	92
Global Payments Inc.	144	6,350
Harris Corp.	109	6,299
Integrated Device Technology Inc. (c)	3	53
Intersil Corp.	199	6,656
Intuit Inc. (c)	99	2,994
Iron Mountain Inc. (b) (c)	181	5,527
Jabil Circuit Inc.	242	5,518
Jack Henry & Associates Inc. (b)	119	3,067
JDS Uniphase Corp. (c)	5	75
Juniper Networks Inc. (c)	314	11,498
KLA-Tencor Corp.	1	67
Lam Research Corp. (c)	1	59
Linear Technology Corp.	7	255
Logitech International SA (c)	3	74
Marvell Tech Group Ltd. (c)	313	5,124
Maxim Integrated Products Inc.	7	191
McAfee Inc. (c)	74	2,563
MEMC Electronic Materials Inc. (c)	2	112
Microchip Technology Inc. (b)	123	4,464
MoneyGram International Inc.	4	84
National Instruments Corp.	2	76
National Semiconductor Corp.	6	168
NAVTEQ Corp. (c)	58	4,530
Network Appliance Inc. (c)	45	1,200
ON Semiconductor Corp. (b) (c)	299	3,754
Paychex Inc.	6	242
Perot Systems Corp. (b) (c)	5	90
PMC - Sierra Inc. (b) (c)	371	3,113
QLogic Corp. (c)	6	81
Red Hat Inc. (b) (c)	282	5,593
Salesforce.com Inc. (b) (c)	40	2,068
Satyam Computer Services Ltd. - ADR	6	155
Seagate Technology Inc.	280	7,157
Silicon Laboratories Inc. (c)	3	113

Sina Corp. (c)	2	100
Spansion Inc. (b) (c)	107	904
SunPower Corp. (b) (c)	45	3,727
Symantec Corp. (c)	4	68
Synopsys Inc. (c)	2	62
Teradyne Inc. (b) (c)	246	3,399
THQ Inc. (b) (c)	4	99
VeriSign Inc. (b) (c)	304	10,242
VistaPrint Ltd. (c)	2	60
Western Union Co.	119	2,498
Xilinx Inc. (b)	201	5,249
Zebra Technologies Corp. (b) (c)	1	51
		178,258
MATERIALS - 1.2%
Agnico-Eagle Mines Ltd.	90	4,457
Carpenter Technology Corp.	2	260
Ecolab Inc.	3	151
Sealed Air Corp.	2	51
Sigma-Aldrich Corp.	2	78
Teck Cominco Ltd. - Class B	79	3,769
Valspar Corp.	2	60
		8,826
TELECOMMUNICATION SERVICES - 5.6%
American Tower Corp. (c)	190	8,255
Crown Castle International Corp. (b) (c)	243	9,874
Leap Wireless International Inc. (c)	110	8,967
MetroPCS Communications Inc. (c)	141	3,838
NeuStar Inc. - Class A (b) (c)	2	75
NII Holdings Inc. - Class B (b) (c)	3	205
Rogers Communications Inc.	159	7,239
SBA Communications Corp. (b) (c)	63	2,223
		40,676
UTILITIES - 0.1%
AES Corp. (c)	9	182
Reliant Energy Inc. (c)	8	212
		394

Total Common Stocks (cost $502,311)		702,684

SHORT TERM INVESTMENTS - 25.3%
Mutual Funds - 4.0%
JNL Money Market Fund, 5.07% (a) (h)	4,511	4,511
T. Rowe Price Reserves Investment Fund, 5.43% (a) (h)	24,565	24,565
		29,076
Securities Lending Collateral - 21.3%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	156,001	156,001

Total Short Term Investments (cost $185,077)		185,077

Total Investments - 121.4% (cost $687,388)		887,761

Other Assets and Liabilities, Net - (21.4%)		(156,702)
Total Net Assets - 100%		$ 731,059

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 18.9%
Bed Bath & Beyond Inc. (b) (c)	216	$ 7,380
Cablevision Systems Corp. - Class A (c)	239	8,333
CBS Corp. - Class B (b)	103	3,251
Comcast Corp. - Special Class A (c)	129	3,100
Discovery Holding Co. (c)	275	7,925
Dow Jones & Co. Inc. (b)	81	4,824
EchoStar Communications Corp. (b) (c)	128	5,973
Family Dollar Stores Inc. (b)	17	438
Fortune Brands Inc.	72	5,835
General Motors Corp. (b)	110	4,022
H&R Block Inc. (b)	382	8,099
Harley-Davidson Inc.	152	7,033
Home Depot Inc.	302	9,800
International Game Technology	229	9,861
Kohl's Corp. (c)	119	6,845
Liberty Media Holding Corp. - Capital (c)	68	8,513
Liberty Media Holding Corp. - Interactive (c)	204	3,919
New York Times Co. - Class A (b)	184	3,630
Newell Rubbermaid Inc.	185	5,326
RadioShack Corp. (b)	75	1,547
Sony Corp. - ADR	116	5,580
Time Warner Inc.	493	9,055
TJX Cos. Inc.	305	8,861
Viacom Inc. - Class B (c)	125	4,868
		144,018
CONSUMER STAPLES - 8.2%
Altria Group Inc.	35	2,427
Anheuser-Busch Cos. Inc.	198	9,888
Avon Products Inc.	180	6,763
Campbell Soup Co.	28	1,036
Coca-Cola Co.	176	10,132
Coca-Cola Enterprises Inc.	169	4,083
General Mills Inc.	80	4,618
Heineken NV	56	3,668
Hershey Co. (b)	47	2,200
Kraft Foods Inc. - Class A	117	4,031
Sara Lee Corp.	287	4,795
Wal-Mart Stores Inc.	206	8,983
		62,624
ENERGY - 11.6%
Baker Hughes Inc. (b)	91	8,233
BJ Services Co.	182	4,843
ConocoPhillips	54	4,757
Consol Energy Inc.	86	3,984

Exxon Mobil Corp.	94	8,728
Murphy Oil Corp. (b)	141	9,841
Royal Dutch Shell Plc - ADR	109	8,925
Schlumberger Ltd.	115	12,064
Spectra Energy Corp.	144	3,528
Statoil ASA	291	9,925
Total SA - ADR (b)	165	13,370
		88,198
FINANCIALS - 19.8%
American Express Co.	62	3,693
American International Group Inc.	118	7,956
Ameriprise Financial Inc.	83	5,263
Bank of America Corp.	119	5,967
Bank of New York Mellon Corp.	78	3,452
Berkshire Hathaway Inc. - Class A (c)	-	4,385
Capital One Financial Corp.	34	2,245
Charles Schwab Corp.	124	2,687
Citigroup Inc.	205	9,566
Countrywide Financial Corp. (b)	218	4,144
Discover Financial Services	113	2,342
Fannie Mae	50	3,041
Fifth Third Bancorp (b)	194	6,586
First Horizon National Corp. (b)	241	6,428
Genworth Financial Inc. - Class A	296	9,090
Hartford Financial Services Group Inc.	78	7,247
JPMorgan Chase & Co.	136	6,236
Lincoln National Corp.	92	6,063
Marsh & McLennan Cos. Inc.	274	6,977
Merrill Lynch & Co. Inc.	31	2,231
Morgan Stanley	81	5,078
Nuveen Investments Inc. - Class A (b)	114	7,030
Royal Bank of Scotland Group Plc	575	6,174
SLM Corp.	38	1,873
St. Joe Co. (b)	256	8,594
State Street Corp.	89	6,073
U.S. Bancorp	143	4,642
Willis Group Holdings Ltd.	74	3,030
XL Capital Ltd. - Class A	44	3,453
		151,546
HEALTH CARE - 9.5%
Amgen Inc. (b) (c)	137	7,773
Boston Scientific Corp. (c)	278	3,871
Cardinal Health Inc.	81	5,065
Cigna Corp.	79	4,215
Covidien Ltd.	149	6,200
Health Management Associates Inc. (b)	574	3,980
Johnson & Johnson	160	10,505
Medtronic Inc.	150	8,478
Merck & Co. Inc.	115	5,950
Pfizer Inc.	273	6,662

Schering-Plough Corp.	147	4,662
Wyeth	112	4,990
		72,351
INDUSTRIALS - 11.4%
3M Corp.	93	8,666
Caterpillar Inc.	23	1,773
Deere & Co.	17	2,523
General Electric Corp.	559	23,130
Honeywell International Inc.	13	779
Illinois Tool Works Inc.	177	10,550
Raytheon Co.	98	6,267
Southwest Airlines Co. (b)	626	9,265
Tyco Electronics Ltd.	144	5,098
Tyco International Ltd.	106	4,678
Union Pacific Corp.	67	7,564
Waste Management Inc.	174	6,578
		86,871
INFORMATION TECHNOLOGY - 9.3%
Alcatel SA - ADR	380	3,863
Alcatel SA (b)	196	2,016
Analog Devices Inc.	147	5,301
Dell Inc. (c)	319	8,802
Intel Corp.	393	10,171
International Business Machines Corp. (b)	74	8,694
Juniper Networks Inc. (b) (c)	90	3,302
Microsoft Corp.	404	11,892
Nokia Oyj - Class A - ADR	189	7,173
Texas Instruments Inc.	155	5,686
Western Union Co.	211	4,425
		71,325
MATERIALS - 4.3%
Alcoa Inc.	128	4,996
Bowater Inc. (b)	236	3,514
Chemtura Corp.	44	388
EI Du Pont de Nemours & Co.	141	6,978
International Paper Co.	274	9,820
MeadWestvaco Corp. (b)	202	5,974
Nucor Corp. (b)	23	1,344
		33,014
TELECOMMUNICATION SERVICES - 1.5%
Alltel Corp.	11	746
Qwest Communications International Inc. (b) (c)	338	3,094
Sprint Nextel Corp.	404	7,666
		11,506
UTILITIES - 2.3%
Duke Energy Corp.	72	1,353
Entergy Corp.	70	7,548
NiSource Inc.	224	4,284
Pinnacle West Capital Corp. (b)	114	4,484
		17,669

Total Common Stocks (cost $619,144)		739,122

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.3%
General Motors Corp., Convertible Preferred, 1.50%, 05/28/09	75	2,100

FINANCIALS - 0.5%
Morgan Stanley, Convertible Preferred, 5.88%, 10/15/08	52	2,708
XL Capital Ltd., Convertible Preferred, 7.00%, 02/15/09	35	965
		3,673

Total Preferred Stocks (cost $4,517)		5,773

CORPORATE BONDS AND NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Ford Motor Co., 4.25%, 12/15/36 (b)	1,082	1,265

FINANCIALS - 0.1%
Fortis Insurance Ltd., 7.75%, 01/26/08 (f)	900	1,204

MATERIALS - 0.1%
Newmont Mining Corp., 1.63%, 07/15/17 (f)	535	608

Total Corporate Bonds and Notes (cost $2,517)		3,077

SHORT TERM INVESTMENTS - 16.4%
Mutual Funds - 1.9%
JNL Money Market Fund, 5.07% (a) (h)	2,992	2,992
T. Rowe Price Reserves Investment Fund, 5.43% (a) (h)	11,625	11,625
		14,617
Securities Lending Collateral - 14.5%
Mellon GSL Delaware Business Trust Collateral Fund, 5.47% (h)	110,408	110,408

U.S. Treasury Securities - 0.0%
U.S. Treasury Bill, 3.96%, 12/13/07	139	139

Total Short Term Investments (cost $125,164)		125,164

Total Investments - 114.4% (cost $751,342)		873,136
Other Assets and Liabilities, Net - (14.4%)		(109,629)
Total Net Assets - 100%		$ 763,507

The accompanying notes are an integral part of these Financial Statements.

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
September 30, 2007

(a)	Investment in affiliate.
(b)	All or portion of the security has been loaned.
(c)	Non-income producing security.
(d)	Issuer is in Chapter 11 bankruptcy and is in default relating to principal and/or interest.
(e)

Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. As of September 30, 2007 the percentage of net assets invested in fair valued securities is as follows: JNL/FI Balanced Fund - 0.0%; JNL/Franklin Templeton Global Growth Fund - 1.1%; JNL/Franklin Templeton Income Fund - 0.8%; JNL/Franklin Templeton Mutual Shares Fund - 1.8%;
JNL/Goldman Sachs Core Plus Bond Fund - 1.2%; JNL/Goldman Sachs Short Duration Bond Fund - 0.9%; JPMorgan International Equity Fund - 1.1%; JPMorgan International Value Fund - 2.1%;
JNL/Mellon Capital Management International Index Fund - 0.5%; JNL/Mellon Capital Management Small Cap Index Fund - 0.0%; JPMorgan U.S. Government & Quality Bond Fund - 0.4%;
JNL/PIMCO Real Return Fund - 4.4%; JNL/PIMCO Total Return Bond Fund - 2.7%; JNL/PPM America High Yield Bond Fund - 0.5%; JNL/Select Balanced Fund - 0.1%.
(f)	Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2007 the value of 144A securities, in JNL/FI Balanced Fund, JNL/Franklin Templeton
Global Growth Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Short Duration Bond Fund,
JNL/JPMorgan International Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO
Real Return Fund, JNL/PIMCO Total Return Bond Fund, JNL/PPM America High Yield Bond Fund, JNL/Select Balanced Fund, JNL/Select Money Market Fund, JNL/T. Rowe Price Value Fund is:
$259; $4,079; $58,952; $190; $14,718; $9,263; $2,086; $9,410; $3,729; $737; $17,887; $87,374; $70,157; $4,969; $139,906 and $1,812, respectively.
(g)	Investment purchased on a when-issued basis. As of September 30, 2007, the total cost of investments purchased on a when-issued basis for the JNL/FI Balanced Fund, JNL/Franklin Templeton Income
Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Lazard Emerging Markets Fund,
JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return Bond Fund, JNL/PPM America High Yield Bond Fund, and JNL/Select Balanced Fund
is: $3; $5,715; $56,409; $14,145; $12,943; $3,963; $7,276; $385,763; $270,875; $4,176; and $23,718, respectively.
(h)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2007.
(i)	Variable rate security. Rate stated is in effect as of September 30, 2007.
(j)	Zero coupon security. Rate stated is the effective yield as of September 30, 2007.
(k)	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Rate stated is the coupon as of September 30, 2007.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Swap agreements in JNL/Goldman Sachs Short Duration Bond Fund have been collateralized with $550 cash.
(n)	All or a portion of the security has been segregated as collateral for securities held short. Total value of segregated securities at September 30, 2007 for JNL/Credit Suisse Long/Short Fund
and JNL/Franklin Templeton Mutual Shares Fund is $18,869 and $2,529, respectively.
(o)	All or a portion of the security pledged as collateral for open futures contracts. As of September 30, 2007 the value of collateral in JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs
Short Duration Bond Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P
400 MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/PIMCO Real Return Fund, JNL/PIMCO Total Return
Bond Fund, and JNL/Putnam Equity Fund is: $1,037, $721, $109, $1,478, $516, $774, $511, $1,554, $5,415, and $163, respectively.
(p)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(q)	Par amounts are listed in United States Dollars unless otherwise noted.
(r)	Treasury inflation indexed note - par amount is adjusted for inflation.
(s)	Security is restricted as to public resale. See restricted security note.
(t)	Illiquid security. At September 30, 2007, the aggregate value of illiquid securities in JNL/Franklin Templeton Global Growth Fund was $590 - 0.2% of net assets; JNL/Franklin Templeton Mutual
Shares Fund was $4,090 - 1.4% of net assets, JNL/PIMCO Total Return Bond Fund was $7,829 - 0.5% of net assets and JNL/Select Money Market Fund was $3,200 - 0.6% of net assets.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

Abbreviations:
ADR - American Depository Receipt	MXN - Mexican Peso
ARS - Argentine Peso	MYR - Malaysian Ringgit
AUD - Australian Dollar	NOK - Norwegian Krone
BRL - Brazilian Real	NZD - New Zealand Dollar
CAD - Canadian Dollar	PHP - Philippine Peso
CHF - Swiss Franc	PLN - Polish Zloty
CLP - Chilean Peso	RUB - Russian Ruble
CNY - Chinese Yuan	SEK - Swedish Krona
DKK - Danish Krone	SGD - Singapore Dollar
EUR - European Currency Unit (Euro)	SPDR - Standard & Poor's Depository Receipt
GBP - British Pound	TBA - To Be Announced
GDR - Global Depository Receipt	TRY - Turkish Lira
HKD - Hong Kong Dollar	TWD - New Taiwan Dollar
IDR - Indonesian Rupiah	USD - United States Dollar
INR - Indian Rupee	virt-x - a crossboarder Recognised Investment Exchange (RIE)
INS RECP - Institutional Receipt	YEN - Euroyen, Japanese Yen traded in Eurocurrency markets
JPY - Japanese Yen	ZAR - South African Rand
KRW - Korean Won	"-" Amount rounds to less than one thousand.
LIBOR - London Interbank Offered Rate

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange which the security is principally traded or final bid price in the absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the JNL Money Market Fund are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Exchange traded options are valued by approved pricing services as of the close of business on the local exchange. Futures contracts are valued based upon their quoted daily settlement price. In the event that the settlement price is unavailable, the closing price will be used for valuation. Forward currency contracts are marked-to-market daily based on the forward currency exchange rates determined as of the close of the NYSE. Swaps are marked-to-market daily based upon information provided from market makers or pricing vendors.

Pursuant to procedures adopted by the JNL Series Trust ("Trust") Board of Trustees ("Board"), the Funds may utilize international Fair Value Pricing ("FVP"). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.

A security or derivative instrument for which no quotations are readily available or a quotation is not reflective of the value of such security or derivative instrument shall be "fair valued" pursuant to the Board approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, a pooled investment fund approved by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Investments in affiliates - During the period ended September 30, 2007, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM or another affiliate.
The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, which may be considered affiliated with the Funds.

The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, and the JNL/S&P Funds, excluding the JNL/S&P Retirement Strategy Funds, invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds.

The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Co. The JNL/Mellon Capital Management
S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. Transactions for the period ended September 30, 2007 are shown below (in thousands):

	Value
	Beginning					Value End
	of Period			Sales	Dividend	of Period
Affiliate	12/31/2006		Purchases	Proceeds	Income	9/30/2007
Bank of New York Mellon Corp.	$760	*	$140	$-	$21	$2,446
Prudential plc	1,283		253	-	38	1,697

*As of July 2, 2007, Mellon Financial Corp. merged with Bank of New York Co. to form Bank of New York Mellon Corp. The value beginning of period does not include value of unaffiliated Bank of New York Co.

Federal Income Tax Matters - As of September 30, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes are as follows (in thousands):

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/AIM Large Cap Growth Fund	$ 444,592	$ 90,183	$ (2,939)	$ 87,244
JNL/AIM Real Estate Fund	326,138	16,290	(15,017)	1,273
JNL/AIM Small Cap Growth Fund	81,682	15,188	(2,572)	12,616
JNL/Credit Suisse Global Natural Resources Fund	238,379	36,024	(2,358)	33,666
JNL/Credit Suisse Long/Short Fund	65,405	5,146	(2,347)	2,799
JNL/Eagle Core Equity Fund	142,672	12,596	(2,744)	9,852
JNL/Eagle SmallCap Equity Fund	304,288	53,991	(11,418)	42,573
JNL/FI Balanced Fund	193,870	24,078	(4,897)	19,181
JNL/FI Mid-Cap Equity Fund	217,393	37,902	(8,808)	29,094
JNL/Franklin Templeton Founding Strategy Fund	642,061	10,022	(4,881)	5,141
JNL/Franklin Templeton Global Growth Fund	283,807	11,127	(9,614)	1,513
JNL/Franklin Templeton Income Fund	568,265	15,038	(12,188)	2,850
JNL/Franklin Templeton Mutual Shares Fund	286,216	14,234	(13,291)	943
JNL/Franklin Templeton Small Cap Value Fund	175,054	26,497	(12,958)	13,539
JNL/Goldman Sachs Core Plus Bond Fund	729,928	5,584	(4,886)	698
JNL/Goldman Sachs Mid Cap Value Fund	245,976	18,689	(10,537)	8,152
JNL/Goldman Sachs Short Duration Bond Fund	366,195	2,430	(1,229)	1,201
JNL/JPMorgan International Equity Fund	460,065	100,925	(10,865)	90,060
JNL/JPMorgan International Value Fund	686,316	88,587	(16,350)	72,237
JNL/JPMorgan U.S. Government & Quality Bond Fund	329,322	1,576	(1,617)	(41)
JNL/Lazard Emerging Markets Fund	268,675	45,830	(5,228)	40,602
JNL/Lazard Mid Cap Value Fund	358,298	20,404	(20,109)	295
JNL/Lazard Small Cap Value Fund	202,657	14,945	(11,764)	3,181
JNL/Mellon Capital Management 10 X 10 Fund	53,957	1,167	(131)	1,036
JNL/Mellon Capital Management Bond Index Fund	437,136	1,926	(2,899)	(973)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	85,329	14,482	(3,042)	11,440
JNL/Mellon Capital Management Index 5 Fund	18,205	433	(70)	363
JNL/Mellon Capital Management International Index Fund	609,430	186,350	(13,225)	173,125
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	548,796	104,170	(29,509)	74,661
JNL/Mellon Capital Management S&P 500 Index Fund	607,090	164,824	(20,844)	143,980
JNL/Mellon Capital Management Small Cap Index Fund	488,141	79,000	(38,007)	40,993
JNL/Oppenheimer Global Growth Fund	305,694	94,179	(6,091)	88,088
JNL/PIMCO Real Return Fund	719,991	2,528	(1,136)	1,392
JNL/PIMCO Total Return Bond Fund	1,218,368	9,586	(10,627)	(1,041)
JNL/PPM America High Yield Bond Fund	464,915	4,829	(17,166)	(12,337)
JNL/PPM America Value Equity Fund	244,043	17,339	(14,252)	3,087
JNL/Putnam Equity Fund	91,987	13,884	(4,531)	9,353
JNL/Putnam Midcap Growth Fund	40,764	3,126	(1,654)	1,472
JNL/S&P Disciplined Growth Fund	8,894	466	(13)	453
JNL/S&P Disciplined Moderate Fund	18,654	648	(14)	634
JNL/S&P Disciplined Moderate Growth Fund	26,122	1,084	(40)	1,044
JNL/S&P Managed Aggressive Growth Fund	643,524	160,722	(86,444)	74,278
JNL/S&P Managed Conservative Fund	215,962	10,951	(732)	10,219
JNL/S&P Managed Growth Fund	1,136,500	264,637	(46,348)	218,289
JNL/S&P Managed Moderate Fund	429,025	36,828	(741)	36,087
JNL/S&P Managed Moderate Growth Fund	1,201,676	191,935	(11,821)	180,114
JNL/S&P Growth Retirement Strategy Fund	4,447	253	(17)	236
JNL/S&P Moderate Growth Retirement Strategy Fund	4,138	175	(12)	163
JNL/S&P Moderate Retirement Strategy Fund	3,597	92	(13)	79
JNL/S&P Retirement 2015 Fund	13,535	918	(36)	882
JNL/S&P Retirement 2020 Fund	7,186	507	(27)	480
JNL/S&P Retirement 2025 Fund	3,528	231	(10)	221
JNL/S&P Retirement Income Fund	25,555	1,203	(42)	1,161
JNL/Select Balanced Fund	525,000	74,018	(7,847)	66,171
JNL/Select Global Growth Fund	117,662	31,924	(1,751)	30,173
JNL/Select Large Cap Growth Fund	165,274	29,240	(2,460)	26,780
JNL/Select Value Fund	502,726	89,523	(9,452)	80,071
JNL/T. Rowe Price Established Growth Fund	989,533	208,801	(18,308)	190,493
JNL/T. Rowe Price Mid-Cap Growth Fund	689,555	220,970	(22,764)	198,206
JNL/T. Rowe Price Value Fund	754,895	157,098	(38,857)	118,241

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the
Funds' most recent annual or semi-annual report.

Restricted Securities
Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.

Value
	Beginning			Interest/	Value End
	of Period		Sales	Dividend	of Period
	12/31/2006	Purchases	Proceeds	Income	9/30/2007
JNL/Franklin Templeton Global Growth Fund:
Standard Life Plc	$ -	$ 621	$ -	$ 9	$ 590

JNL/Franklin Templeton Mutual Shares Fund:
Cerberus Capital Management LP	$ -	$ 1,949	$ -	$ -	$ 2,045
Cerberus Capital Management LP, 12.00%, 07/31/14	-	1,949	-	-	2,045
Total Restricted Securities	$ -	$ 3,898	$ -	$ -	$ 4,090

JNL/PIMCO Total Return Bond Fund:
DG Funding Trust, 7.21%	$ 4,394	$ -	$ -	$ 243	$ 4,480

JNL/Select Money Market Fund:
MetLife Inc., 5.42%, 11/01/07	$ -	$ -	$ -	$ 132	$ 3,200

Schedule of Written Options (in thousands except contracts):
	Expiration Date	Exercise Price	Contracts	Value (000’s)
JNL/Franklin Templeton Mutual Shares Fund
Anglo American Plc Call Option	12/21/2007	34.00	4,100	$ (14)
Arcelormittal Call Option	12/21/2007	54.00	6,697	(41)
			10,797	$ (55)

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 5.37% fixed	9/20/2010	N/A	400	$ (141)
Call Swaption, 3 month LIBOR versus 5.37% fixed	9/20/2010	N/A	400	(117)
Call Swaption, 3 month LIBOR versus 5.37% fixed	9/20/2010	N/A	200	(71)
Call Swaption, 3 month LIBOR versus 5.37% fixed	9/20/2010	N/A	200	(58)
Call Swaption, 3 month LIBOR versus 5.67% fixed	8/7/2008	N/A	14	(81)
Call Swaption, 3 month LIBOR versus 5.67% fixed	8/7/2008	N/A	10	(58)
Call Swaption, 3 month LIBOR versus 5.67% fixed	8/7/2008	N/A	10	(58)
Call Swaption, 3 month LIBOR versus 5.67% fixed	8/7/2008	N/A	14	(81)
Call Swaption, CDX NA IG Series 8 Index versus 0.70% fixed	12/20/2007	0.70	10	(6)
Put Swaption, CDX NA IG Series 8 Index versus 1.00% fixed	12/20/2007	1.00	10	(1)
U.S. 10-Year Treasury Note Future Call Option	11/20/2007	111.00	34	(13)
			1,302	$ (685)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 4.90% fixed	2/1/2008	N/A	50	$ (58)
Call Swaption, 3 month LIBOR versus 4.90% fixed	3/31/2008	N/A	170	(220)
Call Swaption, 3 month LIBOR versus 4.90% fixed	3/31/2008	N/A	134	(176)
Call Swaption, 3 month LIBOR versus 4.95% fixed	3/31/2008	N/A	130	(185)
Call Swaption, 3 month LIBOR versus 4.95% fixed	9/26/2008	N/A	160	(265)
Call Swaption, 3 month LIBOR versus 4.95% fixed	9/26/2008	N/A	354	(586)
Call Swaption, 3 month LIBOR versus 5.00% fixed	12/15/2008	N/A	285	(547)
Call Swaption, 3 month LIBOR versus 5.01% fixed	10/25/2007	N/A	110	(102)
Call Swaption, 3 month LIBOR versus 5.10% fixed	2/1/2008	N/A	230	(381)
Call Swaption, 3 month LIBOR versus 5.20% fixed	12/15/2008	N/A	397	(971)
Call Swaption, 3 month LIBOR versus 5.45% fixed	2/2/2009	N/A	120	(345)
Eurodollar Future Call Option	3/17/2008	95.75	68	(28)
U.S. 5-Year Treasury Note Future Call Option	11/20/2007	108.00	249	(89)
U.S. 10-Year Treasury Note Future Call Option	11/20/2007	111.00	590	(221)
U.S. 10-Year Treasury Note Future Put Option	11/20/2007	107.00	107	(23)
			3,154	$ (4,197)

JNL/Putnam Equity Fund
Apple Inc. Call Option	11/1/2007	175.00	302	$ -

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2006	-	$ -
Options written during the period	10,804	43
Options closed during the period	(4)	(1)
Options exercised during the period	-	-
Options expired during the period	(3)	(1)
Options outstanding at September 30, 2007	10,797	$ 41

JNL/Goldman Sachs Core Plus Bond Fund
Options outstanding at December 31, 2006	351	$ 102
Options written during the period	328	65
Options closed during the period	(675)	(166)
Options exercised during the period	-	-
Options expired during the period	(4)	(1)
Options outstanding at September 30, 2007	-	$ -

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2006	-	$ -
Options written during the period	1,610	701
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	(308)	(82)
Options outstanding at September 30, 2007	1,302	$ 619

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2006	2,360	$ 2,210
Options written during the period	5,055	3,450
Options closed during the period	(3,563)	(2,581)
Options exercised during the period	(37)	(8)
Options expired during the period	(661)	(322)
Options outstanding at September 30, 2007	3,154	$ 2,749

JNL/Putnam Equity Fund
Options outstanding at December 31, 2006	-	$ -
Options written during the period	17,806	17
Options closed during the period	-	-
Options exercised during the period	-	-
Options expired during the period	(17,504)	(17)
Options outstanding at September 30, 2007	302	$ -

Schedule of Open Futures Contracts (in thousands except contracts):
	Contracts		Unrealized
	Long/		Appreciation/
	(Short)		(Depreciation)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Future
Expiration December 2007	33		$ 64

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx Future
Expiration December 2007	62		$ 13
FTSE 100 Index Future
Expiration December 2007	18		(1)
Topix Index Future
Expiration December 2007	15		92
			$ 104

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
Expiration December 2007	156		$ 252

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
Expiration December 2007	266		$ 470

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expiration December 2007	150		$ 219

JNL/Putnam Equity Fund
S&P 500 Future
Expiration December 2007	1		$ 11

			Unrealized
	Notional		Appreciation/
	Amount		(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Australian Bond Future, 3-Year, 6.00%
Expiration December 2007	(34,100)	AUD	$ 198
Euro-Bobl Future, 5-Year, 6.00%
Expiration December 2007	(56,700)	EUR	82
Euro-Buxl Future, 30-Year, 4.00%
Expiration December 2007	(7,800)	EUR	142
Euro-Schatz Future, 2-Year, 6.00%
Expiration December 2007	200	EUR	-
Eurodollar Future
Expiration October 2007	65,000	USD	22
Eurodollar Future
Expiration December 2007	26,000	USD	-
U.K. Long Gilt Future, 10-Year, 6.00%
Expiration December 2007	(1,500)	GBP	2
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration December 2007	50,600	USD	186
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration December 2007	111,800	USD	288
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration December 2007	16,700	USD	24
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration March 2008	27,800	USD	37
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2007	(42,600)	USD	(72)
			$ 909

JNL/Goldman Sachs Short Duration Bond Fund
Eurodollar Future
Expiration October 2007	135,000	USD	$ 51
Eurodollar Future
Expiration March 2008	79,000	USD	70
Eurodollar Future
Expiration June 2008	55,000	USD	65
Eurodollar Future
Expiration September 2008	19,000	USD	17
Eurodollar Future
Expiration December 2008	7,000	USD	9
Eurodollar Future
Expiration March 2009	7,000	USD	8
Eurodollar Future
Expiration June 2009	7,000	USD	7
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration December 2007	90,000	USD	387
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration December 2007	41,900	USD	120

			Unrealized
	Notional		Appreciation/
	Amount		(Depreciation)
JNL/Goldman Sachs Short Duration Bond Fund (continued)
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration December 2007	6,000	USD	38
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2007	(19,900)	USD	-
			$ 772

JNL/PIMCO Real Return Fund
British Pound Sterling Future
Expiration March 2008	52,500	GBP	$ (29)
British Pound Sterling Future
Expiration June 2008	75,000	GBP	55
British Pound Sterling Future
Expiration September 2008	43,500	GBP	7
British Pound Sterling Future
Expiration June 2009	1,500	GBP	-
Eurodollar Future
Expiration March 2008	(11,000)	USD	(5)
Eurodollar Future
Expiration June 2008	(59,000)	USD	(98)
Eurodollar Future
Expiration September 2008	(59,000)	USD	(102)
Eurodollar Future
Expiration December 2008	10,000	USD	2
Eurodollar Future
Expiration March 2009	10,000	USD	3
Eurodollar Future
Expiration June 2009	15,000	USD	4
Eurodollar Future
Expiration Septmeber 2009	15,000	USD	4
Euro Euribor Future
Expiration September 2008	(11,000)	EUR	3
Euro Euribor Future
Expiration December 2008	10,500	EUR	84
Euro Euribor Future
Expiration March 2009	20,000	EUR	24
Euro Euribor Future
Expiration June 2009	20,000	EUR	24
Japanese Bond Future, 10-Year, 6.00%
Expiration December 2007	300,000	JPY	(6)
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration December 2007	(7,500)	USD	(19)
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration December 2007	28,700	USD	201
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2007	(86,500)	USD	(18)
			$ 134

JNL/PIMCO Total Return Bond Fund
British Pound Sterling Future
Expiration December 2007	14,000	GBP	$ 29
British Pound Sterling Future
Expiration March 2008	122,000	GBP	150
British Pound Sterling Future
Expiration June 2008	272,000	GBP	163
British Pound Sterling Future
Expiration September 2008	111,500	GBP	274
British Pound Sterling Future
Expiration December 2008	50,000	GBP	162
British Pound Sterling Future
Expiration March 2009	76,500	GBP	204
British Pound Sterling Future

Expiration June 2009	27,500	GBP	73
Eurodollar Future
Expiration March 2008	1,114,000	USD	666
Eurodollar Future
Expiration June 2008	1,887,000	USD	1,638
Eurodollar Future
Expiration September 2008	888,000	USD	1,797
Eurodollar Future
Expiration December 2008	1,601,000	USD	2,682
Eurodollar Future
Expiration March 2009	466,000	USD	131
Eurodollar Future
Expiration June 2009	4,000	USD	8
Euroyen Future
Expiration December 2007	14,300,000	JPY	29
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration December 2007	600	USD	1
			$ 8,007

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/FI Balanced Fund
USD/CAD	10/1/2007	(43)	CAD	$ (43)	$ -

JNL/Franklin Templeton Mutual Shares Fund
USD/CAD	3/26/2008	(1,088)	CAD	$ (1,095)	$ (7)
USD/CHF	12/7/2007	(3,289)	CHF	(2,839)	(86)
USD/DKK	10/23/2007	(11,270)	DKK	(2,157)	(99)
USD/EUR	3/13/2008	(27,063)	EUR	(38,669)	(465)
USD/GBP	10/10/2007	(4,046)	GBP	(8,277)	(94)
USD/JPY	3/18/2008	(371,104)	JPY	(3,294)	2
USD/KRW	3/27/2008	(568,036)	KRW	(625)	(5)
USD/NOK	11/16/2007	(18,821)	NOK	(3,491)	(229)
USD/SEK	10/15/2007	(6,650)	SEK	(1,032)	(57)
USD/SGD	1/24/2008	(1,404)	SGD	(953)	(13)
				$ (62,432)	$ (1,053)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	12/19/2007	12,638	AUD	$ 11,173	$ 573
BRL/USD	11/1/2007	2,821	BRL	1,535	69
CHF/USD	12/19/2007	16,722	CHF	14,449	342
EUR/USD	10/19/2007	2,146	EUR	3,062	84
EUR/USD	12/19/2007	15,349	EUR	21,917	674
GBP/USD	11/15/2007	236	GBP	482	8
JPY/USD	12/19/2007	1,597,742	JPY	14,045	(33)
NOK/USD	12/19/2007	60,755	NOK	11,267	734
NZD/USD	12/19/2007	10,102	NZD	7,594	169
SEK/USD	12/11/2007	382	SEK	59	1
SEK/USD	12/19/2007	24,067	SEK	3,745	250
USD/AUD	12/19/2007	(4,334)	AUD	(3,832)	(274)
USD/BRL	11/1/2007	(22,033)	BRL	(11,992)	(444)
USD/CHF	12/19/2007	(4,190)	CHF	(3,620)	(62)
USD/EUR	12/19/2007	(7,653)	EUR	(10,928)	(413)
USD/GBP	11/15/2007	(637)	GBP	(1,302)	(20)
USD/GBP	12/19/2007	(7,027)	GBP	(14,349)	(258)
USD/JPY	10/22/2007	(51,418)	JPY	(449)	(5)
USD/JPY	12/19/2007	(814,261)	JPY	(7,158)	(44)
USD/NOK	12/19/2007	(40,536)	NOK	(7,518)	(467)
USD/NZD	12/19/2007	(9,972)	NZD	(7,498)	(681)
USD/SEK	12/11/2007	(5,595)	SEK	(870)	(33)
USD/TRY	12/18/2007	(5,000)	TRY	(4,049)	(249)
				$ 15,763	$ (79)

JNL/JPMorgan International Value Fund
AUD/USD	11/26/2007	48,712	AUD	$ 43,109	$ 3,984
CHF/USD	11/26/2007	38,767	CHF	33,445	1,093
EUR/USD	11/26/2007	19,924	EUR	28,440	904
GBP/USD	11/26/2007	10,266	GBP	20,976	498
HKD/USD	11/26/2007	125,605	HKD	16,161	42
JPY/USD	11/26/2007	2,458,136	JPY	21,550	(33)
NOK/SGD	11/26/2007	(5,323)	SGD	(3,600)	(113)
NOK/USD	11/26/2007	20,742	NOK	3,847	361
SEK/USD	11/26/2007	33,456	SEK	5,203	367
SGD/USD	11/26/2007	2,160	SGD	1,460	36
USD/AUD	11/26/2007	(5,000)	AUD	(4,425)	(246)
USD/EUR	11/26/2007	(84,966)	EUR	(121,288)	(6,002)
USD/GBP	11/26/2007	(1,757)	GBP	(3,590)	(57)
USD/HKD	11/26/2007	(87,789)	HKD	(11,296)	(25)
USD/JPY	11/26/2007	(1,722,504)	JPY	(15,100)	43
USD/NOK	11/26/2007	(22,642)	NOK	(4,200)	(375)
				$ 10,692	$ 477

JNL/Mellon Capital Management International Index Fund
EUR/USD	12/19/2007	6,446	EUR	$ 9,204	$ 218

GBP/USD	10/1/2007	1,037	GBP	2,122	21
GBP/USD	12/19/2007	2,686	GBP	5,485	61
JPY/USD	12/19/2007	613,527	JPY	5,394	(51)
USD/EUR	12/19/2007	(5,267)	EUR	(7,521)	(64)
USD/GBP	12/19/2007	(2,187)	GBP	(4,467)	(53)
USD/JPY	12/19/2007	(503,523)	JPY	(4,427)	(26)
				$ 5,790	$ 106

JNL/PIMCO Real Return Fund
BRL/USD	10/2/2007	6,980	BRL	$ 3,808	$ 126
BRL/USD	11/5/2007	767	BRL	416	6

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

JNL/PIMCO Real Return Fund (continued)
BRL/USD	3/4/2008	3,263	BRL	$ 1,751	$ 51
BRL/USD	7/2/2008	6,980	BRL	3,735	262
CNY/USD	3/7/2008	32,517	CNY	4,453	19
JPY/USD	10/25/2007	444,860	JPY	3,885	27
KRW/USD	1/30/2008	343,439	KRW	378	3
KRW/USD	5/30/2008	587,603	KRW	647	18
MXN/USD	3/13/2008	32,292	MXN	2,921	(33)
MXN/USD	7/10/2008	58,558	MXN	5,287	66
MYR/USD	5/21/2008	1,279	MYR	378	(1)
PLN/USD	7/10/2008	2,946	PLN	1,116	34
RUB/USD	1/11/2008	37,927	RUB	1,519	37
RUB/USD	7/10/2008	13,269	PLN	531	6
SGD/USD	10/3/2007	971	SGD	654	18
SGD/USD	10/18/2007	571	SGD	385	5
SGD/USD	2/20/2008	72	SGD	49	-
SGD/USD	5/22/2008	960	SGD	655	12
USD/BRL	10/2/2007	(6,980)	BRL	(3,808)	(241)
USD/CNY	3/7/2008	(32,517)	CNY	(4,454)	(22)
USD/EUR	10/4/2007	(484)	EUR	(691)	(32)
USD/GBP	11/1/2007	(2,335)	GBP	(4,774)	(80)
USD/JPY	10/25/2007	(469,761)	JPY	(4,102)	(5)
USD/SGD	10/3/2007	(971)	SGD	(654)	(14)
				$ 14,085	$ 262

JNL/PIMCO Total Return Bond Fund
AUD/USD	10/11/2007	2,089	AUD	$ 1,853	$ 131
AUD/USD	10/25/2007	530	AUD	470	8
BRL/USD	10/2/2007	42,078	BRL	22,956	2,081
BRL/USD	3/4/2008	55,129	BRL	29,592	2,244
CAD/USD	11/1/2007	2,991	CAD	3,009	59
CAD/USD	11/2/2007	400	CAD	402	3
CLP/USD	3/13/2008	147,980	CLP	289	8
CNY/USD	11/7/2007	71,059	CNY	9,530	43
CNY/USD	11/21/2007	3,755	CNY	505	5
CNY/USD	1/10/2008	4,802	CNY	650	-
EUR/USD	10/4/2007	25,515	EUR	36,385	909
IDR/USD	5/27/2008	5,733,000	IDR	620	(30)
INR/USD	10/3/2007	42,740	INR	1,073	34
INR/USD	11/29/2007	1,924	INR	48	1
INR/USD	5/12/2008	304,528	INR	7,613	365
JPY/USD	10/25/2007	897,668	JPY	7,838	79
KRW/USD	1/30/2008	1,275,955	KRW	1,403	1
KRW/USD	5/30/2008	738,434	KRW	814	19
KRW/USD	8/4/2008	1,959,366	KRW	2,159	39
MXN/USD	3/13/2008	38,959	MXN	3,523	9
MXN/USD	7/10/2008	20,583	MXN	1,858	25
MYR/USD	5/21/2008	8,552	MYR	2,530	(20)
NZD/USD	10/4/2007	395	NZD	299	25
PHP/USD	5/19/2008	93,398	PHP	2,064	28
PLN/USD	3/13/2008	1,507	PLN	571	35
PLN/USD	7/10/2008	11,283	PLN	4,274	169
RUB/USD	11/2/2007	18,542	RUB	744	39
RUB/USD	12/7/2007	51,867	RUB	2,078	100
RUB/USD	12/10/2007	3,058	RUB	122	6
RUB/USD	1/11/2008	126,958	RUB	5,083	140
RUB/USD	7/10/2008	56,257	RUB	2,251	28
SEK/USD	12/6/2007	5,301	SEK	825	55
SGD/USD	10/3/2007	3,308	SGD	2,227	56
SGD/USD	10/18/2007	156	SGD	105	1
SGD/USD	2/20/2008	3,072	SGD	2,090	26
SGD/USD	5/22/2008	3,441	SGD	2,346	42
USD/AUD	10/4/2007	(36)	AUD	(32)	(2)
USD/AUD	10/29/2007	(40)	AUD	(35)	(1)
USD/BRL	10/2/2007	(42,078)	BRL	(22,956)	(1,471)
USD/CNY	11/7/2007	(71,059)	CNY	(9,530)	(56)
USD/CNY	11/21/2007	(3,755)	CNY	(505)	(4)
USD/CNY	1/10/2008	(4,802)	CNY	(651)	(5)

USD/EUR	10/4/2007	(94,457)	EUR	(134,697)	(6,217)
USD/GBP	11/1/2007	(2,735)	GBP	(5,591)	(105)
USD/INR	10/3/2007	(42,740)	INR	(1,072)	(44)
USD/JPY	10/25/2007	(1,025,321)	JPY	(8,953)	28
USD/SGD	10/3/2007	(3,308)	SGD	(2,227)	(46)
ZAR/USD	3/13/2008	111	ZAR	16	-
ZAR/USD	7/10/2008	164	ZAR	23	1
				$ (26,011)	$ (1,159)

Summary of Interest Rate and Total Return Swap Agreements (in thousands):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund
Barclays Bank PLC
Receive fixed rate equal to 11.36% and pay floating rate
based on CDI Index, 01/04/2010*	4,000	BRL	$ (6)
Receive fixed rate equal to 2.1025% and pay floating rate
based on French CPI Excluding Tobacco, 10/15/2010	2,700	EUR	58
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/20/2008	5,800	GBP	7
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2009	3,300	GBP	1
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	3,400	GBP	26
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	800	GBP	136
Citibank NA
Receive fixed rate equal to 8.17% and pay floating rate
based on Mexico Interbank TIIE 28 Day Index, 11/04/2016	2,800	MXN	(3)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2007	400	USD	(1)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2012	2,600	USD	(10)
Credit Suisse First Boston International
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	700	GBP	1
Deutsche Bank AG
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2022	1,700	USD	34
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month EURIBOR, 12/19/2009	6,400	EUR	59
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/20/2008	3,500	GBP	3
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 09/18/2009	45,800	GBP	458
Receive fixed rate equal to 7.00% and pay floating rate
based on 6 month LIBOR, 03/20/2013	3,100	AUD	(17)
Receive fixed rate equal to 6.50% and pay floating rate
based on 6 month LIBOR, 03/20/2018	4,200	AUD	34
Receive fixed rate equal to 4.00% and pay floating rate
based on 6 month LIBOR, 12/15/2036	1,400	GBP	14
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2014	2,500	USD	(16)
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.00%, 12/15/2011	4,500	EUR	28
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	1,500	EUR	(45)
Goldman Sachs Capital Markets, L.P.
Receive fixed rate equal to 11.465% and pay floating rate
based on CDI Index, 01/04/2010*	1,000	BRL	-
Receive fixed rate equal to 1.995% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	9,800	EUR	(69)
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 03/30/2012	600	EUR	(4)
Receive fixed rate equal to 4.00% and pay floating rate
based on 6 month EURIBOR, 03/20/2009	2,300	EUR	(5)
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 06/15/2009	6,900	GBP	7
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 06/19/2009	17,500	GBP	230
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 12/19/2009	1,600	GBP	39
Receive fixed rate equal to 7.78% and pay floating rate
based on Mexico Interbank TIIE 28 Day Index, 04/03/2012	11,100	MXN	(13)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2037	200	GBP	(14)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.50%, 12/15/2036	1,200	GBP	(30)
HSBC Bank USA

Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	1,300	GBP	179
Lehman Brothers Special Financing Inc.
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 09/20/2009	3,800	GBP	(173)
Merrill Lynch Capital Services
Receive fixed rate equal to 11.43% and pay floating rate
based on CDI Index, 01/04/2010*	2,600	BRL	(2)
Receive fixed rate equal to 12.948% and pay floating rate
based on CDI Index, 01/04/2010*	1,400	BRL	17
Receive fixed rate equal to 11.98% and pay floating rate
based on CDI Index, 01/02/2012*	4,700	BRL	37
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.0%, 12/15/2035	100	GBP	9

Summary of Interest Rate and Total Return Swap Agreements (in thousands) (continued):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Morgan Stanley Capital Services, Inc.
Receive fixed rate equal to 12.78% and pay floating rate
based on CDI Index, 01/04/2010*	3,300	BRL	$ 33
The Royal Bank of Scotland plc
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2012	3,600	USD	(11)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	6,500	USD	418
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2009	3,100	GBP	-
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 06/19/2009	5,000	GBP	63
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	800	USD	(2)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2036	2,300	GBP	335
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.50%, 12/15/2036	300	GBP	(10)
UBS AG
Receive fixed rate equal to 10.58% and pay floating rate
based on CDI Index, 01/02/2012*	6,700	BRL	50
Receive fixed rate equal to 7.00% and pay floating rate
based on 3 month LIBOR, 09/15/2009	29,400	AUD	(24)
			$ 1,821
JNL/PIMCO Real Return Fund
Barclays Bank PLC
Receive fixed rate equal to 7.00% and pay floating rate
based on 6 month Australian bank bill, 12/15/2009	4,000	AUD	$ (2)
Receive fixed rate equal to 10.68% and pay floating rate
based on CDI Index, 01/02/2012*	17,200	BRL	(22)
Receive fixed rate equal to 1.95% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	300	EUR	(5)
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 04/05/2012	500	EUR	(4)
Receive fixed rate equal to 1.98% and pay floating rate
based on French CPI Excluding Tobacco, 04/30/2012	200	EUR	(2)
Receive fixed rate equal to 2.07% and pay floating rate
based on French CPI Excluding Tobacco, 09/14/2012	1,600	EUR	-
Receive fixed rate equal to 8.33% and pay floating rate
based on Mexico Interbank TIIE 28 Day Index, 02/14/2017	2,500	MXN	-
Receive floating rate based on 6 month Australian bank bill and
pay fixed rate equal to 6.75%, 12/15/2017	500	AUD	1
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.00%, 03/20/2018	1,600	GBP	(29)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2035	1,300	GBP	98
Citibank NA
Receive fixed rate equal to 8.17% and pay floating rate
based on Mexico Interbank TIIE 28 Day Index, 11/04/2016	39,300	MXN	(47)
Credit Suisse First Boston International
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 09/15/2010	3,400	GBP	(30)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 4.00%, 12/15/2035	1,400	GBP	103
Deutsche Bank AG
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	6,900	USD	370
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	6,200	USD	265
Receive fixed rate equal to 6.00% and pay floating rate
based on 6 month LIBOR, 03/20/2010	4,300	GBP	(4)
Receive fixed rate equal to 7.00% and pay floating rate
based on 6 month LIBOR, 06/15/2010	21,400	AUD	(2)
Goldman Sachs Capital Markets, L.P.
Receive fixed rate equal to 2.00% and pay floating rate

based on French CPI Excluding Tobacco, 03/15/2012	10,700	EUR	(34)

Summary of Interest Rate and Total Return Swap Agreements (in thousands) (continued):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Real Return Fund (continued)
Receive fixed rate equal to 8.17% and pay floating rate
based on Mexico Interbank TIIE 28 Day Index, 11/04/2016	15,500	MXN	$ (14)
Receive floating rate based on 6 month LIBOR and
pay fixed rate equal to 5.00%, 09/15/2015	1,000	GBP	30
JPMorgan Chase
Receive fixed rate equal to 1.95% and pay floating rate
based on French CPI Excluding Tobacco, 03/15/2012	700	EUR	(5)
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 04/10/2012	800	EUR	(7)
Merrill Lynch Capital Services
Receive fixed rate equal to 8.17% and pay floating rate
based on Mexico Interbank TIIE 28 Day Index, 11/04/2016	15,900	MXN	(16)
Morgan Stanley Capital Services, Inc.
Receive fixed rate equal to 7.00% and pay floating rate
based on 6 month Australian bank bill, 12/15/2009	4,000	AUD	(3)
Receive fixed rate equal to 8.17% and pay floating rate
based on Mexico Interbank TIIE 28 Day Index, 11/04/2016	6,100	MXN	(8)
Receive fixed rate equal to 1.00% and pay floating rate
based on 6 month LIBOR, 03/18/2009	800,000	JPY	6
Receive floating rate based on 6 month Australian bank bill and
pay fixed rate equal to 6.75%, 12/15/2017	500	AUD	1
The Royal Bank of Scotland plc
Receive fixed rate equal to 1.96% and pay floating rate
based on French CPI Excluding Tobacco, 03/28/2012	100	EUR	(1)
Receive fixed rate equal to 1.95% and pay floating rate
based on French CPI Excluding Tobacco, 03/30/2012	300	EUR	(2)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2012	900	USD	(4)
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2037	2,500	USD	161
Receive fixed rate equal to 5.00% and pay floating rate
based on 6 month LIBOR, 09/15/2010	2,500	GBP	(19)
Receive fixed rate equal to 3.44% and pay floating rate
based on U.K. Retail Price Index, 01/02/2012	400	GBP	(3)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.50%, 06/20/2017	1,000	CAD	(18)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	1,800	USD	(86)
UBS AG
Receive fixed rate equal to 10.58% and pay floating rate
based on CDI Index, 01/02/2012	5,800	BRL	(66)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2017	800	USD	(38)
			$ 564
JNL/Goldman Sachs Core Plus Bond Fund
Bank of America, N.A.
Receive floating rate based on AAA 10 year CMBS Index and
pay a floating rate based on 1 month LIBOR plus 0.25%, 01/31/2008	7,000	USD	$ (26)
Receive floating rate based on AAA 10 year CMBS Index and
pay a floating rate equal to 1 month LIBOR, 12/31/2007	6,000	USD	23
Receive floating rate based on 1 month LIBOR and
pay a floating rate based on AAA 10 year CMBS Index, 01/31/2008	2,000	USD	(14)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2014	14,500	USD	(52)
Bear Stearns Asset Management, Inc.
Receive fixed rate equal to 5.00% and pay floating rate
based on 3 month LIBOR, 12/19/2012	34,500	USD	559
Receive fixed rate equal to 5.25% and pay floating rate
based on 3 month LIBOR, 12/19/2012	21,100	USD	746
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.28%, 08/20/2014	4,800	USD	(69)
Citibank N.A.
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/19/2009	3,100	EUR	35
Receive floating rate based on 6 month LIBOR and

pay fixed rate equal to 4.75%, 12/19/2037	9,100	GBP	(625)
Receive floating rate based on 3 month Stockholm Interbank 3 Month Index and
pay fixed rate equal to 4.50%, 12/17/2017	281,000	SEK	(507)
Credit Suisse First Boston International
Receive fixed rate equal to 4.50% and pay floating rate
based on 3 month Stockholm Interbank 3 Month Index, 12/19/2017	105,000	SEK	(164)
Receive fixed rate equal to 5.75% and pay floating rate
based on 6 month LIBOR, 12/19/2010	14,070	GBP	121
Receive fixed rate equal to 5.75% and pay floating rate
based on 6 month LIBOR, 12/19/2012	23,850	GBP	133
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month LIBOR, 12/19/2017	52,360	EUR	1,341
Receive fixed rate equal to 4.50% and pay floating rate
based on 6 month EURIBOR, 12/19/2037	21,320	EUR	575
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.50%, 12/19/2017	34,410	EUR	(747)

Summary of Interest Rate and Total Return Swap Agreements (in thousands) (continued):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Deutsche Bank AG
Receive fixed rate equal to 4.78% and pay floating rate
based on 3 month Canada Bankers Acceptances, 09/17/2012	6,650	CAD	32
Receive fixed rate equal to 7.83% and pay floating rate
based on 3 month New Zealand bank bill , 09/24/2012	2,910	NZD	(2)
Receive fixed rate equal to 7.85% and pay floating rate
based on 3 month New Zealand bank bill , 09/25/2012	1,940	NZD	-
Receive fixed rate equal to 7.83% and pay floating rate
based on 3 month New Zealand bank bill , 09/26/2012	1,940	NZD	(1)
Receive fixed rate equal to 7.84% and pay floating rate
based on 3 month New Zealand bank bill , 09/26/2012	1,940	NZD	(1)
Receive fixed rate equal to 7.81% and pay floating rate
based on 3 month New Zealand bank bill , 09/27/2012	1,720	NZD	(3)
Receive fixed rate equal to 7.82% and pay floating rate
based on 3 month New Zealand bank bill , 09/28/2012	2,790	NZD	(4)
Receive floating rate based on 3 month Canada Bankers Acceptances and
pay fixed rate equal to 4.78%, 09/20/2012	1,490	CAD	(5)
Receive floating rate based on 3 month Canada Bankers Acceptances and
pay fixed rate equal to 4.81%, 09/21/2012	990	CAD	(7)
Receive floating rate based on 3 month Canada Bankers Acceptances and
pay fixed rate equal to 4.77%, 09/24/2012	990	CAD	(5)
Receive floating rate based on 3 month Canada Bankers Acceptances and
pay fixed rate equal to 4.78%, 09/24/2012	990	CAD	(6)
Receive floating rate based on 3 month Canada Bankers Acceptances and
pay fixed rate equal to 4.74%, 09/25/2012	890	CAD	(3)
Receive floating rate based on 3 month Canada Bankers Acceptances and
pay fixed rate equal to 4.74%, 09/26/2012	1,430	CAD	(5)
Receive floating rate based on 3 month New Zealand bank bill and
pay fixed rate equal to 7.77%, 12/19/2007	12,710	NZD	33
UBS AG
Receive floating rate based on 6 month EURIBOR and
pay fixed rate equal to 4.50%, 12/19/2012	10,970	EUR	125
			$ 1,477
JNL/Goldman Sachs Short Duration Bond Fund
Bank of America, N.A.
Receive floating rate based on AAA 10 year CMBS Index and
pay floating rate based on 1 month LIBOR, 12/31/2007	3,500	USD	$ 13
Receive floating rate based on AAA 10 year CMBS Index and
pay fixed rate equal to 5.32%, 01/31/2008	4,000	USD	15
Receive floating rate based on AAA 10 year CMBS Index and
pay floating rate based on 1 month LIBOR, 01/31/2008	4,000	USD	15
Receive floating rate based on AAA 10 year CMBS Index and
pay floating rate based on 1 month LIBOR, 01/31/2008	4,000	USD	14
Receive floating rate based on 1 month LIBOR and
pay floating rate based on AAA 10 year CMBS Index, 01/31/2008	3,000	USD	(18)
Receive floating rate based on 1 month LIBOR and
pay floating rate based on AAA 10 year CMBS Index, 01/31/2008	2,000	USD	(14)
Receive floating rate based on 1 month LIBOR and
pay floating rate based on AAA 10 year CMBS Index, 01/31/2008	2,000	USD	(14)
Receive floating rate based on 1 month LIBOR and
pay floating rate based on AAA 10 year CMBS Index, 02/29/2008	2,000	USD	(12)
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 5.00%, 12/19/2012	58,000	USD	(1,941)
Citibank N.A.
Receive floating rate based on AAA 10 year CMBS Index and
pay floating rate based on 1 month LIBOR, 01/31/2008	4,000	USD	13
			$ (1,929)

Summary of Credit Default Swaps (in thousands):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Real Return Fund
Barclays Capital PLC will pay the notional amount of the swap upon a default	1,100	USD	$ (9)
event involving CDX HY 8 Index issues. The Fund
agrees to pay 4.25% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	-
event involving Ford Motor Co. issues. Barclays Capital PLC
agrees to pay 3.80% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	(1)
event involving GMAC LLC issues. Barclays Capital PLC
agrees to pay 3.05% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(200)	USD	3
event involving Goldman Sachs issues. Barclays Capital PLC
agrees to pay 0.77% times the notional amount, 09/20/2012
BNP Paribas Securities will pay the notional amount of the swap upon a default	1,100	USD	3
event involving Goldman Sachs issues. The Fund
agrees to pay 0.39% times the notional amount, 12/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	1
event involving Lehman Brothers issues. BNP Paribas Securities agrees to pay 1.12% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	2
event involving Lehman Brothers issues. BNP Paribas Securities agrees to pay 1.20% times the notional amount, 09/20/2012
Citibank NA will pay the notional amount of the swap upon a default	1,600	USD	(25)
event involving Capital One BP issues. The Fund
agrees to pay 1.20% times the notional amount, 09/20/2012
Citibank NA will pay the notional amount of the swap upon a default	800	USD	2
event involving Goldman Sachs issues. The Fund
agrees to pay 0.41% times the notional amount, 12/20/2012
The Fund will pay the notional amount of the swap upon a default	(200)	USD	(2)
event involving Bear Stearns issues. Citibank NA
agrees to pay 0.72% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(300)	USD	7
event involving RH Donnelley issues. Citibank NA
agrees to pay 3.40% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	-
event involving Chesapeake Energy SP issues. Credit Suisse First Boston International agrees to pay 0.97% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	-
event involving Chesapeake Energy SP issues. Credit Suisse First Boston International agrees to pay 1.01% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(300)	USD	-
event involving Chesapeake Energy SP issues. Credit Suisse First Boston International agrees to pay 1.01% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	-
event involving Chesapeake Energy SP issues. Credit Suisse First Boston International agrees to pay 1.04% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(200)	USD	3
event involving Goldman Sachs issues. Credit Suisse First Boston International agrees to pay 0.74% times the notional amount, 09/20/2012
Deutsche Bank will pay the notional amount of the swap upon a default	100	USD	(1)
event involving GMAC BP issues. The Fund
agrees to pay 4.25% times the notional amount, 09/20/2008
Goldman Sachs Capital Markets, L.P. will pay the notional amount of the swap upon a default	1,600	USD	(34)
event involving GMAC LLC issues. The Fund
agrees to pay 5.20% times the notional amount, 09/20/2008
The Fund will pay the notional amount of the swap upon a default	(300)	USD	(3)
event involving GMAC LLC issues. Goldman Sachs Capital Markets, L.P.
agrees to pay 3.05% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(200)	USD	(2)
event involving Bear Stearns issues. JP Morgan Chase Bank
agrees to pay 0.72% times the notional amount, 09/20/2012

The Fund will pay the notional amount of the swap upon a default	(100)	USD	4
event involving CDX HY 8 Index issues. JP Morgan Chase Bank
agrees to pay 2.50% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	-
event involving Ford Motor Co. issues. JP Morgan Chase Bank
agrees to pay 3.85% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(800)	USD	61
event involving GMAC SP issues. JP Morgan Chase Bank
agrees to pay 5.40% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(800)	USD	62
event involving GMAC SP issues. JP Morgan Chase Bank
agrees to pay 5.45% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(200)	USD	(1)
event involving Lehman Brothers issues. JP Morgan Chase Bank agrees to pay 0.70% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(600)	USD	17
event involving CDX HY 8 Index issues. Lehman Brothers Special Financing Inc.
agrees to pay 2.30% times the notional amount, 06/20/2012

Summary of Credit Default Swaps (in thousands):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Real Return Fund (continued)
The Fund will pay the notional amount of the swap upon a default	(200)	USD	$ 3
event involving Chesapeake Energy SP issues. Lehman Brothers Special Financing Inc.
agrees to pay 1.38% times the notional amount, 09/20/2012
Merrill Lynch will pay the notional amount of the swap upon a default	600	USD	(2)
event involving CDX HY 8 Index issues. The Fund
agrees to pay 2.75% times the notional amount, 06/20/212
The Fund will pay the notional amount of the swap upon a default	(200)	USD	7
event involving CDX HY 8 Index issues. Merrill Lynch
agrees to pay 2.46% times the notional amount, 06/20/2012
Morgan Stanley Capital Services, Inc. will pay the notional amount of the swap	1,000	USD	(8)
upon a default event involving CDX HY 8 Index issues. The Fund agrees to pay 2.75% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(200)	USD	(1)
event involving Ford Motor Co. issues. Morgan Stanley Capital Services, Inc.
agrees to pay 3.80% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(400)	USD	50
event involving GMAC LLC issues. Morgan Stanley Capital Services, Inc.
agrees to pay 6.85% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(200)	USD	(1)
event involving Lehman Brothers issues. The Royal Bank of Scotland plc agrees to pay 0.66% times the notional amount, 09/20/2012
UBS AG will pay the notional amount of the swap upon a default	300	USD	(17)
event involving GMAC LLC issues. The Fund
agrees to pay 4.85% times the notional amount, 09/20/2012
			$ 118
JNL/PIMCO Total Return Bond Fund
The Fund will pay the notional amount of the swap upon a default	(500)	USD	$ 31
event involving Ford Motor Co. issues. Barclays Bank PLC
agrees to pay 5.65% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(5,000)	USD	(47)
event involving CDX HY 8 Index issues. Citibank NA
agrees to pay 0.36% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(1,000)	USD	(8)
event involving CDX HY 8 Index issues. Citibank NA
agrees to pay 0.40% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(800)	USD	18
event involving CDX HY 8 Index issues. Citibank NA
agrees to pay 2.14% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(200)	USD	(2)
event involving Republic of Panama issues. Credit Suisse First Boston
International agrees to pay 1.20% times the notional amount, 02/20/2017
The Fund will pay the notional amount of the swap upon a default	(1,700)	USD	(91)
event involving Dow Jones CDX EM 7 Index issues. Deutsche Bank AG agrees to pay 1.25% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(2,400)	USD	59
event involving GMAC LLC issues. Deutsche Bank AG
agrees to pay 4.00% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(600)	USD	-
event involving Anadarko Petroleum Corp. issues. Goldman Sachs International agrees to pay 0.15% times the notional amount, 03/20/208
The Fund will pay the notional amount of the swap upon a default	(200)	USD	-
event involving Ford Motor Co. issues. Goldman Sachs Capital Markets, L.P.
agrees to pay 3.85% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	-
event involving GMAC LLC issues. Goldman Sachs Capital Markets, L.P.
agrees to pay 3.20% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(1,000)	USD	(11)
event involving GAZPROM issues. HSBC Bank USA
agrees to pay 0.36% times the notional amount, 05/20/2009
The Fund will pay the notional amount of the swap upon a default	(3,400)	USD	(11)
event involving Ukraine SP issues. HSBC Bank USA
agrees to pay 0.73% times the notional amount, 04/20/2009

The Fund will pay the notional amount of the swap upon a default	(4,000)	USD	(1)
event involving America International Group Inc. issues. JP Morgan Chase Bank agrees to pay 0.05% times the notional amount, 12/20/2007

Summary of Credit Default Swaps (in thousands):
			Unrealized
	Notional Amount		Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
The Fund will pay the notional amount of the swap upon a default	(200)	USD	$ (1)
event involving Republic of Panama issues. JP Morgan Chase Bank agrees to pay 1.25% times the notional amount, 01/20/2017
The Fund will pay the notional amount of the swap upon a default	(500)	USD	11
event involving United Mexican States issues. JP Morgan Chase Bank agrees to pay 0.92% times the notional amount, 03/20/2016
The Fund will pay the notional amount of the swap upon a default	(5,300)	USD	6
event involving CDX EM 8 Index issues. Lehman Brothers Special Financing Inc.
agrees to pay 1.75% times the notional amount, 12/20/2012
The Fund will pay the notional amount of the swap upon a default	(7,500)	USD	581
event involving Ford Motor Co. issues. Lehman Brothers Special Financing Inc.
agrees to pay 6.10% times the notional amount, 09/20/2012
The Fund will pay the notional amount of the swap upon a default	(500)	USD	(1)
event involving Republic of Indonesia issues. Lehman Brothers Special Financing Inc.
agrees to pay 0.40% times the notional amount, 12/20/2008
The Fund will pay the notional amount of the swap upon a default	(1,000)	USD	9
event involving CDX HY 8 issues. Merrill Lynch International agrees to pay 1.83% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(100)	USD	5
event involving Federative Republic of Brazil issues. Merrill Lynch International agrees to pay 1.95% times the notional amount, 04/20/2016
The Fund will pay the notional amount of the swap upon a default	(1,000)	USD	(21)
event involving GMAC LLC issues. Merrill Lynch International agrees to pay 1.90% times the notional amount, 09/20/2009
The Fund will pay the notional amount of the swap upon a default	(1,000)	USD	19
event involving CDX HY 8 issues. Morgan Stanley
agrees to pay 2.08% times the notional amount, 06/20/2012
The Fund will pay the notional amount of the swap upon a default	(8,000)	USD	(145)
event involving GMAC LLC isscues. Morgan Stanley
agrees to pay 0.97% times the notional amount, 09/20/2008.
The Fund will pay the notional amount of the swap upon a default	(200)	USD	(1)
event involving Republic of Panama issues. Morgan Stanley
agrees to pay 0.75% times the notional amount, 01/20/2012
The Fund will pay the notional amount of the swap upon a default	(300)	USD	(1)
event involving Russian Federation issues. Morgan Stanley Capital Services, Inc.
agrees to pay 0.25% times the notional amount, 06/20/208
The Fund will pay the notional amount of the swap upon a default	(300)	USD	(2)
event involving Lehman Brothers issues. The Royal Bank of Scotland plc agrees to pay 0.30% times the notional amount, 09/20/2008
The Fund will pay the notional amount of the swap upon a default	(2,000)	USD	(3)
event involving Republic of Indonesia issues. The Royal Bank of Scotland plc agrees to pay 0.39% times the notional amount, 12/20/2008
The Fund will pay the notional amount of the swap upon a default	(3,000)	USD	(4)
event involving Republic of Indonesia issues. The Royal Bank of Scotland plc agrees to pay 0.40% times the notional amount, 12/20/2008
The Fund will pay the notional amount of the swap upon a default	(2,600)	USD	211
event involving Ford Motor Co. issues. UBS AG
agrees to pay 6.20% times the notional amount, 09/20/2012
			$ 600
JNL/Goldman Sachs Core Plus Bond Fund
Bank of America, N.A. will pay the notional amount of the swap upon a default	58,000	USD	$ (469)
event involving CDX IG Index issues. The Fund
agrees to pay 0.35% times the notional amount, 06/20/2012
Bank of America, N.A. will pay the notional amount of the swap upon a default	62,000	USD	(633)
event involving CDX IG Index issues. The Fund
agrees to pay 0.35% times the notional amount, 06/20/2012
Deutsche Bank will pay the notional amount of the swap upon a default	1,330	USD	(120)
event involving Argentine Republic issues. The Fund
agrees to pay 4.98% times the notional amount, 09/20/2012
Deutsche Bank will pay the notional amount of the swap upon a default	1,350	USD	(114)
event involving Argentine Republic issues. The Fund

agrees to pay 4.79% times the notional amount, 09/20/2012
JP Morgan Chase Bank will pay the notional amount of the swap upon a default	1,170	USD	(72)
event involving Argentine Republic issues. The Fund
agrees to pay 5.06% times the notional amount, 09/20/2012
JP Morgan Chase Bank will pay the notional amount of the swap upon a default	63,000	USD	7
event involving CDX IG Index issues. The Fund
agrees to pay 0.60% times the notional amount, 12/20/2012
			$ (1,401)

* This swap agreement was fair valued pursuant to the Board approved procedures. The percentage of net assets related to these fair valued swap agreements is as follows; JNL/PIMCO Real Return Fund - 0.0% and
JNL/PIMCO Total Return Bond Fund 0.0%.

ITEM 2. Controls and Procedures

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 20, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 20, 2007

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.